UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

GE Asset Management, Inc.

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 6/30/14

Item 1.	Reports to Stockholders

GE Investments Funds, Inc.

U.S. Equity Fund

Semi-Annual Report

June 30, 2014

GE Investments Funds, Inc.

U.S. Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

U.S. Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments U.S. Equity Fund (“the Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.

Sector Allocation

as a % of Fair Value of $34,341 (in thousands) on June 30, 2014 (a)(b)

Top Ten Largest Holdings

as of June 30, 2014 (as a % of Fair Value) (a)(b)

Amgen Inc.	2.33%
Schlumberger Ltd.	2.27%
QUALCOMM Inc.	2.17%
Exxon Mobil Corp.	2.07%
Apple Inc.	2.04%
EMC Corp.	2.04%
JPMorgan Chase & Co.	2.01%
PepsiCo Inc.	1.83%
Cisco Systems Inc.	1.79%
Johnson & Johnson	1.76%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

U.S. Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2014 – June 30, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,071.20	3.95
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.98	3.86

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.77% (for the period January 1, 2014 - June 30, 2014), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

U.S. Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

U.S. Equity Fund

	Number of Shares	Fair Value

Common Stock — 94.5%†

Aerospace & Defense — 2.9%

General Dynamics Corp.	3,028	$352,913
Honeywell International Inc.	5,322	494,680
The Boeing Co.	1,274	162,091
		1,009,684

Agricultural Products — 1.0%

Archer-Daniels-Midland Co.	8,095	357,070

Air Freight & Logistics — 0.6%

United Parcel Service Inc.	1,949	200,084

Airlines — 0.4%

Delta Air Lines Inc.	3,748	145,123

Application Software — 0.7%

Intuit Inc.	3,118	251,093

Asset Management & Custody Banks — 3.9%

Ameriprise Financial Inc.	4,168	500,160
Invesco Ltd.	13,567	512,154
State Street Corp.	4,587	308,522	(a)
		1,320,836

Auto Parts & Equipment — 0.6%

TRW Automotive Holdings Corp.	2,249	201,330	(b)

Automobile Manufacturers — 0.8%

Ford Motor Co.	12,293	211,931
General Motors Co.	1,869	67,845
		279,776

Automotive Retail — 0.4%

AutoZone Inc.	240	128,698	(b)

Biotechnology — 4.5%

Alexion Pharmaceuticals Inc.	1,079	168,594	(b)
Amgen Inc.	6,746	798,524
Gilead Sciences Inc.	6,896	571,747	(b)
		1,538,865

Broadcasting — 0.8%

CBS Corp.	1,799	111,790
Discovery Communications Inc.	2,459	178,499	(b)
		290,289

	Number of Shares	Fair Value

Cable & Satellite — 2.2%

Comcast Corp., Class A	2,698	$144,829
Comcast Corp., Special Class A	5,037	268,623
Liberty Global PLC	7,795	329,806	(b)
		743,258

Casinos & Gaming — 0.6%

Las Vegas Sands Corp.	2,698	205,642

Commodity Chemicals — 1.5%

LyondellBasell Industries N.V.	5,187	506,511

Communications Equipment — 4.0%

Cisco Systems Inc.	24,735	614,665
QUALCOMM Inc.	9,399	744,401
		1,359,066

Consumer Finance — 1.2%

American Express Co.	4,347	412,400

Data Processing & Outsourced Services — 0.8%

Visa Inc.	1,349	284,248

Department Stores — 0.4%

Macy’s Inc.	2,219	128,746

Diversified Banks — 5.4%

Bank of America Corp.	18,589	285,713
Citigroup Inc.	7,692	362,293
JPMorgan Chase & Co.	11,964	689,366
Wells Fargo & Co.	9,519	500,318
		1,837,690

Drug Retail — 0.8%

CVS Caremark Corp.	3,703	279,095

Electric Utilities — 0.4%

NextEra Energy Inc.	1,349	138,246

Electrical Components & Equipment — 1.5%

Eaton Corp. PLC	6,448	497,657

Fertilizers & Agricultural Chemicals — 1.1%

Monsanto Co.	3,148	392,682

General Merchandise Stores — 0.6%

Dollar General Corp.	3,448	197,777	(b)

Healthcare Distributors — 0.4%

Cardinal Health Inc.	1,799	123,339

See Notes to Schedule of Investments and Notes to Financial Statements.

3

U.S. Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Healthcare Equipment — 3.5%

Abbott Laboratories	5,397	$220,737
Boston Scientific Corp.	26,742	341,495	(b)
Covidien PLC	6,086	548,836
Stryker Corp.	974	82,128
		1,193,196

Healthcare Services — 0.9%

Express Scripts Holding Co.	4,472	310,044	(b)

Healthcare Supplies — 0.8%

DENTSPLY International Inc.	2,548	120,648
The Cooper Companies Inc.	1,050	142,306
		262,954

Home Improvement Retail — 1.5%

Lowe’s Companies Inc.	10,944	525,203

Household Products — 0.2%

Energizer Holdings Inc.	600	73,218

Independent Power Producers & Energy Traders — 1.4%

AES Corp.	15,366	238,941
Calpine Corp.	5,397	128,502	(b)
NRG Energy Inc.	2,998	111,526
		478,969

Industrial Machinery — 0.6%

Dover Corp.	2,098	190,813
Pentair PLC	360	25,963
		216,776

Integrated Oil & Gas — 6.6%

Cenovus Energy Inc.	2,699	87,367
Chevron Corp.	3,973	518,675
Exxon Mobil Corp.	7,046	709,391
Hess Corp.	4,932	487,726
Occidental Petroleum Corp.	4,632	475,382
		2,278,541

Integrated Telecommunication Services — 1.1%

Verizon Communications Inc.	7,870	385,079

Internet Retail — 0.7%

Amazon.com Inc.	750	243,585	(b)

Internet Software & Services — 3.8%

Baidu Inc. ADR	1,919	358,489	(b)
eBay Inc.	5,037	252,152	(b)
Facebook Inc., Class A	1,617	108,808	(b)
Google Inc., Class A	696	406,930	(b)
Google Inc., Class C	300	172,584	(b)
		1,298,963

	Number of Shares	Fair Value

Investment Banking & Brokerage — 0.5%

The Charles Schwab Corp.	5,997	$161,499

Life & Health Insurance — 0.5%

MetLife Inc.	2,998	166,569

Life Sciences Tools & Services — 0.2%

PerkinElmer Inc.	1,724	80,752

Movies & Entertainment — 2.3%

The Walt Disney Co.	2,548	218,465
Time Warner Inc.	8,035	564,459
		782,924

Multi-Line Insurance — 3.4%

American International Group Inc.	10,913	595,632
Genworth Financial Inc.	6,296	109,550	(b)
The Hartford Financial Services Group Inc.	13,342	477,777
		1,182,959

Oil & Gas Equipment & Services — 4.4%

Cameron International Corp.	2,474	167,514	(b)
Halliburton Co.	8,170	580,152
Schlumberger Ltd.	6,596	777,998
		1,525,664

Oil & Gas Exploration & Production — 1.4%

Anadarko Petroleum Corp.	2,368	259,225
Marathon Oil Corp.	5,547	221,436
		480,661

Packaged Foods & Meats — 0.8%

Mondelez International Inc.	7,720	290,349

Pharmaceuticals — 6.6%

Actavis PLC	2,144	478,219	(b)
GlaxoSmithKline PLC ADR	1,874	100,221
Johnson & Johnson	5,787	605,436
Merck & Company Inc.	9,055	523,832
Pfizer Inc.	18,738	556,144
		2,263,852

Publishing — 0.0%*

Time Inc.	468	11,338	(b)

Railroads — 0.2%

CSX Corp.	1,799	55,427

Regional Banks — 1.1%

Regions Financial Corp.	34,030	361,399

Research & Consulting Services — 0.3%

Nielsen N.V.	2,099	101,613

See Notes to Schedule of Investments and Notes to Financial Statements.

4

U.S. Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Semiconductor Equipment — 0.4%

Applied Materials Inc.	6,071	$136,901

Semiconductors — 0.3%

Analog Devices Inc.	1,724	93,217

Soft Drinks — 2.9%

Coca-Cola Enterprises Inc.	7,900	377,462
PepsiCo Inc.	7,031	628,150
		1,005,612

Specialized Finance — 1.6%

CME Group Inc.	4,707	333,962
McGraw Hill Financial Inc.	2,399	199,189
		533,151

Specialized REITs — 1.6%

American Tower Corp.	5,996	539,520

Specialty Chemicals — 0.2%

PPG Industries Inc.	270	56,740
Rockwood Holdings Inc.	332	25,229
		81,969

Specialty Stores — 0.6%

Dick’s Sporting Goods Inc.	4,647	216,364

Systems Software — 1.3%

Microsoft Corp.	1,574	65,636
Oracle Corp.	9,789	396,748
		462,384

Technology Hardware, Storage & Peripherals — 5.3%

Apple Inc.	7,553	701,900	(c)
EMC Corp.	26,535	698,932
Hewlett-Packard Co.	12,143	408,976
		1,809,808

Total Common Stock (Cost $24,368,990)		32,439,665

Exchange Traded Funds — 1.4%
Financial Select Sector SPDR Fund	4,295	97,668	(d)
Industrial Select Sector SPDR Fund	7,117	384,745	(d)

Total Exchange Traded Funds (Cost $280,719)		482,413

Total Investments in Securities (Cost $24,649,709)		32,922,078

	Fair Value

Short-Term Investments — 4.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $1,419,282)	$1,419,282	(d,e)

Total Investments (Cost $26,068,991)	34,341,360

Liabilities in Excess of Other Assets, net — (0.0)%*	(15,336)

NET ASSETS — 100.0%	$34,326,024

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2014	7	$683,340	$8,293

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2014.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depositary Receipts

6

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/14†		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09
Inception date	—		—		—		—		—		1/3/95
Net asset value, beginning of period	$46.63		$35.14		$30.74		$31.92		$29.23		$22.44
Income/(loss) from investment operations:
Net investment income	0.22		0.42		0.45		0.24		0.28	*	0.30
Net realized and unrealized gains/(losses) on investments	3.10		11.49		4.40		(1.17)		2.72		6.80
Total income/(loss) from investment operations	3.32		11.91		4.85		(0.93)		3.00		7.10
Less distributions from:
Net investment income	—		0.42		0.45		0.25		0.31		0.31
Total distributions	—		0.42		0.45		0.25		0.31		0.31
Net asset value, end of period	$49.95		$46.63		$35.14		$30.74		$31.92		$29.23
TOTAL RETURN(a)	7.12%		33.91%		15.80%		(2.91)%		10.26%		31.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$34,326		$34,234		$29,924		$30,940		$38,305		$41,792
Ratios to average net assets:
Net investment income	0.92%	**	0.95%		1.22%		0.70%		0.96%		1.11%
Net expenses	0.77%	(b)**	0.80%	(b)	0.80%	(b)	0.89%	(b)	0.69%	(b)	0.86%	(b)
Gross expenses	0.77%	**	0.80%		0.81%		0.90%		0.69%		0.86%
Portfolio turnover rate	19%		40%		66%		39%		42%		46%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s advisory and administrative fee (“management fee”) in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2014	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $24,649,709)	$32,922,078
Short-term investments, at Amortized Cost	1,419,282
Receivable for investments sold	81,173
Income receivables	27,673
Receivable for fund shares sold	76,166
Variation margin receivable	140
Other assets	781
Total assets	34,527,293

LIABILITIES
Payable for investments purchased	140,961
Payable for fund shares redeemed	810
Payable to GEAM	15,312
Accrued other expenses	44,186
Total liabilities	201,269
NET ASSETS	$34,326,024

NET ASSETS CONSIST OF:
Capital paid in	$24,753,367
Undistributed (distributions in excess of) net investment income	154,229
Accumulated net realized gain	1,137,766
Net unrealized appreciation (depreciation) on:
Investments	8,272,369
Futures	8,293
NET ASSETS	$34,326,024
Shares outstanding ($0.01 par value; unlimited shares authorized)	687,242
Net asset value per share	$49.95

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ended June 30, 2014	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$283,036
Less: Foreign taxes withheld	(219)
Total income	282,817

Expenses:
Advisory and administration fees	92,421
Directors’ fees	643
Custody and accounting expenses	17,951
Professional fees	9,297
Other expenses	9,143
Total expenses before waivers	129,455
Less: Fees waived by the adviser	(305)
Net expenses	129,150
Net investment income	153,667

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	2,084,057
Futures	68,893

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	31,653
Futures	(31,723)
Net realized and unrealized gain (loss) on investments	2,152,880
Net increase (decrease) in net assets resulting from operations	$2,306,547

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets
	Six Months Ended June 30, 2014*	Year Ended December 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$153,667	$309,573
Net realized gain (loss) on investments and futures	2,152,950	4,189,024
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(70)	4,922,611
Net increase (decrease) from operations	2,306,547	9,421,208
Distributions to shareholders from:
Net investment income	—	(309,011)
Total distributions	—	(309,011)
Increase (decrease) in assets from operations and distributions	2,306,547	9,112,197
Share transactions:
Proceeds from sale of shares	305,602	922,198
Value of distributions reinvested	—	309,011
Cost of shares redeemed	(2,520,468)	(6,033,289)
Net increase (decrease) from share transactions	(2,214,866)	(4,802,080)
Total increase (decrease) in net assets	91,681	4,310,117

NET ASSETS
Beginning of period	34,234,343	29,924,226
End of period	$34,326,024	$34,234,343
Undistributed (distributions in excess of) net investment income, end of period	$154,229	$562

CHANGES IN FUND SHARES
Shares sold	6,470	22,085
Issued for distributions reinvested	—	6,658
Shares redeemed	(53,365)	(146,111)
Net decrease in fund shares	(46,895)	(117,368)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2014 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund (the “Fund”), S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. During the six-month period ended June 30, 2014, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

11

Notes to Financial Statements	June 30, 2014 (Unaudited)

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

12

Notes to Financial Statements	June 30, 2014 (Unaudited)

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$32,439,665	$—	$—	$32,439,665
Exchange Traded Funds	482,413	—	—	482,413
Short-Term Investments	—	1,419,282	—	1,419,282

Total Investments in Securities	$32,922,078	$1,419,282	$—	$34,341,360

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$8,293	$—	$—	$8,293

†	See Schedule of Investments for industry classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2014.

	Asset Derivatives June 30, 2014			Liability Derivatives June 30, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	8,293	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

13

Notes to Financial Statements	June 30, 2014 (Unaudited)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	3,109,753/ (3,568,243)	68,893	(31,723)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing fund. The maximum amount allowed to be borrowed by any one fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2014.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 17, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

GEAM had a contractual arrangement with the Fund to waive a portion of the Fund’s Management Fee in the amount equal to the Management Fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund (the “Fee Waiver Agreement”). Effective June 26, 2014, the State Street Institutional U.S. Government Money Market Fund replaced the GE Institutional Money Market Fund as the cash sweep vehicle for the Fund’s cash holdings. As a result, the Fee Waiver Agreement was terminated effective June 26, 2014.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2014, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$6,060,870	$7,718,819

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2010, 2011, 2012, and 2013 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

14

Notes to Financial Statements	June 30, 2014 (Unaudited)

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investment for Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation
$26,214,495	$8,320,332	$(193,467)	$8,126,865

As of December 31, 2013, the Fund had capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders.

Amount
Short-Term	Long-Term	Expires
$417,001	$—	12/31/2017
412,664	—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2013, the Fund utilized $4,045,524 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2013.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2013	$309,011	$—	$309,011
2012	382,902	—	382,902

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) investments in futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2013 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$—	$42,881	$(42,881)

15

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    48

Position(s) Held with Fund    Director and President

Term of Office and Length of Time Served    Until successor is elected and qualified — Less than 1 Year

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

16

Additional Information	(Unaudited)

JoonWon Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 8 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

17

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 17 years

Principal Occupation(s) During Past 5 years     General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

18

Additional Information	(Unaudited)

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

19

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. LaPorta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

20

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Total Return Fund

Semi-Annual Report

June 30, 2014

GE Investments Funds, Inc.

Total Return Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Total Return Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Total Return Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The investment adviser utilizes information from its Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. Based on GEAM’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of three broad-based indexes.

Sector Allocation

as a % of Fair Value of $3,039,357 (in thousands) on June 30, 2014 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2014 (as a % of Fair Value) (a)(b)

Apple Inc.	1.15%
Exxon Mobil Corp.	0.89%
Microsoft Corp.	0.64%
Johnson & Johnson	0.61%
General Electric Co.	0.54%
Wells Fargo & Co.	0.52%
Chevron Corp.	0.51%
Berkshire Hathaway Inc.	0.47%
JPMorgan Chase & Co.	0.45%
The Procter & Gamble Co.	0.44%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Total Return Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2014 – June 30, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Class 1	1,000.00	1,051.80	3.10
Class 3	1,000.00	1,050.90	4.37
Hypothetical 5% Return (2.5% for the period)
Class 1	1,000.00	1,021.77	3.06
Class 3	1,000.00	1,020.53	4.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.61% for Class 1 and 0.86% for Class 3 (for the period January 1, 2014 – June 30, 2014), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Total Return Fund

Summary Schedule of Investments	June 30, 2014 (Unaudited)

Total Return Fund

	Number of Shares	Fair Value
Equity Securities — 65.5%†

Consumer Discretionary — 7.5%

Comcast Corp., Class A	161,957	$8,693,852
The Walt Disney Co.	100,342	8,603,323
Other Securities	9,985,209	205,895,462
		223,192,637

Consumer Staples — 6.1%

Nestle S.A.	125,509	9,723,126
PepsiCo Inc.	94,467	8,439,682
Philip Morris International Inc.	97,991	8,261,621
The Coca-Cola Co.	235,473	9,974,636
The Procter & Gamble Co.	168,578	13,248,545
Other Securities	6,284,248	131,309,519
		180,957,129

Energy — 6.6%

Chevron Corp.	118,597	15,482,838
Exxon Mobil Corp.	267,551	26,937,035
Schlumberger Ltd.	81,141	9,570,581
Other Securities	9,277,754	144,762,790
		196,753,244

Financials — 13.4%

Bank of America Corp.	655,096	10,068,825
Berkshire Hathaway Inc.	112,170	14,196,235	(a)
Citigroup Inc.	189,243	8,913,345
JPMorgan Chase & Co.	235,783	13,585,816
Wells Fargo & Co.	298,603	15,694,574
Other Securities	55,786,545	334,182,805
		396,641,600

Healthcare — 7.4%

Johnson & Johnson	176,253	18,439,589
Merck & Company Inc.	182,068	10,532,634
Pfizer Inc.	397,382	11,794,298
Roche Holding AG	27,404	8,173,611
Other Securities	4,729,638	169,548,181
		218,488,313

Industrials — 7.1%

General Electric Co.	624,767	16,418,877	(b)
Other Securities	10,219,049	195,992,511
		212,411,388

Information Technology — 9.3%

Apple Inc.	375,666	34,910,641
Google Inc., Class A	17,648	10,318,256	(a)
Google Inc., Class C	17,648	10,152,541	(a)
Intel Corp.	310,113	9,582,492

	Number of Shares	Fair Value

International Business Machines Corp.	59,277	$10,745,142
Microsoft Corp.	468,310	19,528,527
Oracle Corp.	213,900	8,669,367
QUALCOMM Inc.	105,148	8,327,722
Other Securities	10,234,325	162,516,705
		274,751,393

Materials — 3.7%

Other Securities	8,132,483	108,760,389

Telecommunication Services — 2.2%

AT&T Inc.	323,326	11,432,807
Verizon Communications Inc.	257,988	12,623,353
Other Securities	9,819,195	41,179,614
		65,235,774

Utilities — 2.2%

Other Securities	7,109,912	65,260,323

Total Equity Securities (Cost $1,540,038,753)		1,942,452,190

		Principal Amount	Fair Value
Bonds and Notes — 29.3%

U.S. Treasuries — 10.4%

U.S. Treasury Bonds
2.75%	11/15/42	$650,000	$580,226
3.00%	05/15/42	11,700,000	11,034,562	(c)
3.38%	05/15/44	900,000	906,047
3.63%	08/15/43 - 02/15/44	1,740,000	1,836,712
3.75%	11/15/43	600,000	648,000
4.38%	11/15/39	8,100,000	9,699,750
4.50%	02/15/36	5,700,000	6,922,827
5.25%	02/15/29	500,000	640,938
5.38%	02/15/31	1,550,000	2,035,102
5.50%	08/15/28	3,750,000	4,905,469
6.38%	08/15/27	2,000,000	2,797,812
7.63%	02/15/25	1,000,000	1,476,875
7.88%	02/15/21	2,000,000	2,734,376
8.75%	05/15/20	5,000,000	6,940,625
9.00%	11/15/18	3,000,000	3,972,423
U.S. Treasury Notes
0.25%	07/31/15 - 05/15/16	34,250,000	34,230,172
0.63%	10/15/16 - 04/30/18	16,500,000	16,292,302
0.75%	12/31/17 - 03/31/18	10,000,000	9,863,752
0.88%	12/31/16 - 01/31/18	8,000,000	7,967,657
0.88%	02/28/17	12,750,000	12,796,818	(c)
1.00%	06/30/19	4,000,000	3,876,876
1.13%	12/31/19 - 03/31/20	23,800,000	22,970,145
1.25%	10/31/15 - 02/29/20	24,500,000	24,308,439
1.38%	07/31/18 - 02/28/19	5,000,000	4,971,874
1.50%	07/31/16	18,000,000	18,374,058
1.63%	04/30/19 - 11/15/22	5,500,000	5,283,124
1.75%	07/31/15 - 05/15/22	14,100,000	13,935,400

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

3

Total Return Fund

Summary Schedule of Investments	June 30, 2014 (Unaudited)

		Principal Amount	Fair Value

2.00%	07/31/20 - 02/15/23	$7,600,000	$7,562,162
2.13%	12/31/15 - 06/30/21	10,500,000	10,710,393
2.25%	03/31/21	800,000	808,625
2.38%	03/31/16 - 12/31/20	16,500,000	17,042,991
2.50%	08/15/23 - 05/15/24	2,500,000	2,500,157
2.75%	11/15/23 - 02/15/24	4,300,000	4,402,132
3.13%	05/15/19	5,300,000	5,683,837
3.25%	12/31/16	9,000,000	9,576,558
3.63%	02/15/21	700,000	770,438
4.50%	05/15/17	16,500,000	18,220,900
			309,280,554

U.S. Government Sponsored Agencies — 0.1%

Other Securities		4,000,000	3,924,576

Agency Collateralized Mortgage Obligations — 0.0%*

Federal Home Loan Mortgage Corp.
2.60%	10/25/23	150,000	153,423
3.06%	07/25/23	100,000	102,115	(d)
3.30%	04/25/23	100,000	103,968	(d)
3.40%	07/25/19	214,924	227,159
3.49%	01/25/24	300,000	315,319
4.25%	01/25/20	100,000	110,863
Federal National Mortgage Assoc.
2.68%	05/25/21	100,000	101,331
			1,114,178

Agency Mortgage Backed — 9.5%

Federal Home Loan Mortgage Corp.
0.88%	10/14/16 - 03/07/18	5,000,000	4,990,958
1.25%	10/02/19	1,500,000	1,456,837
1.38%	05/01/20	1,500,000	1,459,059
1.76%	06/01/43	469,986	476,883	(d)
2.38%	01/13/22	2,100,000	2,095,867	(c)
2.47%	05/01/43	1,059,354	1,063,038	(d)
2.50%	07/01/28	295,079	299,833
2.51%	11/25/22	300,000	296,275
2.51%	08/01/43	393,309	394,327	(d)
3.00%	05/01/33 - 06/01/43	10,311,892	10,211,752
3.50%	10/01/42 - 07/01/43	1,253,181	1,290,634
5.00%	12/01/22 - 06/01/41	5,712,482	6,328,504
5.50%	01/01/38 - 04/01/39	1,025,616	1,152,100
6.00%	06/01/37 - 11/01/37	977,135	1,110,078	(c)
2.50%	TBA	5,800,000	5,854,857	(e)
3.00%	TBA	4,350,000	4,494,021	(e)
3.50%	TBA	8,950,000	9,228,764	(e)
4.00%	TBA	12,617,000	13,368,556	(e)
4.50%	TBA	2,800,000	3,030,392	(e)
Federal National Mortgage Assoc.
0.50%	09/28/15	6,000,000	6,020,022
0.75%	11/25/16	1,900,000	1,895,347
0.88%	12/20/17 - 05/21/18	6,900,000	6,839,780
1.92%	04/01/43	769,061	785,404	(d)
2.50%	02/01/28 - 09/01/28	6,450,597	6,561,076
3.00%	01/01/28 - 10/01/43	24,560,208	24,726,936
3.50%	10/01/42	14,403,485	14,849,770
4.00%	01/01/41 - 10/01/41	9,024,340	9,591,595
4.50%	10/01/39 - 04/01/41	16,136,804	17,489,736
4.50%	11/01/40	4,920,206	5,332,065	(c)

		Principal Amount	Fair Value

5.00%	12/01/39 - 06/01/41	$12,908,497	$14,440,043
5.50%	12/01/35 - 04/01/38	4,803,651	5,397,789
5.50%	08/01/37	2,192,482	2,460,668	(c)
6.00%	03/01/34 - 08/01/37	4,931,636	5,560,208
6.00%	03/01/35 - 06/01/35	513,965	584,616	(c)
6.63%	11/15/30	1,200,000	1,704,167
2.50%	TBA	2,434,000	2,440,742	(e)
3.00%	TBA	900,000	889,102	(e)
3.50%	TBA	11,050,000	11,606,157	(e)
4.00%	TBA	13,817,000	14,664,302	(e)
4.50%	TBA	2,600,000	2,759,656	(e)
5.50%	TBA	400,000	447,826	(e)
Government National Mortgage Assoc.
3.00%	10/15/42	6,354,906	6,415,315
3.50%	10/20/42	16,609,939	17,334,197
4.00%	12/20/40 - 08/15/41	9,963,696	10,675,554
4.50%	05/20/40	5,811,919	6,366,999
5.00%	08/15/41	5,881,694	6,567,903
3.00%	TBA	5,400,000	5,450,625	(e)
4.00%	TBA	1,200,000	1,284,187	(e)
4.50%	TBA	1,000,000	1,091,914	(e)
			280,836,436

Asset Backed — 0.2%

Other Securities		4,800,000	4,979,989

Corporate Notes — 7.9%

Apple Inc.
1.00%	05/03/18	250,000	244,489
General Electric Capital Corp.
5.00%	01/08/16	750,000	799,578	(b)
5.50%	01/08/20	1,000,000	1,159,208	(b)
6.75%	03/15/32	1,250,000	1,648,949	(b)
General Electric Co.
5.25%	12/06/17	1,000,000	1,128,245	(b)
Other Securities		217,949,275	230,604,473
			235,584,942

Non-Agency Collateralized Mortgage Obligations — 0.5%

Other Securities		13,880,934	14,882,823

Sovereign Bonds — 0.4%

Other Securities		11,022,000	12,151,246

Municipal Bonds and Notes — 0.3%

Other Securities		7,150,000	8,714,950

FNMA — 0.0%*

Lehman TBA
5.50%	TBA	620,251	—	(**,f,g)

Total Bonds and Notes (Cost $870,073,160)			871,469,694

Total Investments in Securities (Cost $2,410,111,913)			2,813,921,884

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

4

Total Return Fund

Summary Schedule of Investments	June 30, 2014 (Unaudited)

	Fair Value
Short-Term Investments — 7.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $225,434,925)	$225,434,925	(h,i)

Total Investments (Cost $2,635,546,838)	3,039,356,809

Liabilities in Excess of Other Assets, net — (2.4)%	(71,557,798)

NET ASSETS — 100.0%	$2,967,799,011

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	September 2014	51	$5,020,695	$19,308
MSCI Emerging Market Mini Futures	September 2014	30	1,561,050	2,955
Russell 2000 Mini Index Futures	September 2014	15	1,785,450	35,109
S&P 500 Emini Index Futures	September 2014	183	17,864,460	218,942
S&P Mid 400 Emini Index Futures	September 2014	5	714,650	4,797

				$281,111

The Fund held the following TBA sale commitments as of June 30, 2014:

	Principal Amount	Fair Value
Agency Mortgage Backed

Federal National Mortgage Assoc. 5.00% TBA	$(500,000)	$(555,234)	(e)

Government National Mortgage Assoc. 3.50% TBA	(1,000,000)	(1,041,641)	(e)

Total Agency Mortgage Backed (Cost $(1,580,156))		$(1,596,875)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 493-3042; and ii) on the SEC’s website at http://www.sec.gov.

The Fund was invested in the following countries at June 30, 2014:

Country	Percentage (based on Fair Value)
United States	72.72%
United Kingdom	4.00%
Japan	3.62%
Canada	2.21%
Switzerland	1.89%
France	1.87%
Germany	1.78%
Australia	1.47%
China	0.97%
South Korea	0.85%
Brazil	0.76%
Spain	0.68%
Taiwan	0.64%
Netherlands	0.58%
Sweden	0.56%
Hong Kong	0.55%
Mexico	0.48%
Italy	0.46%
South Africa	0.40%
India	0.36%
Russian Federation	0.30%
Singapore	0.29%
Denmark	0.27%
Belgium	0.24%
Supranational	0.22%
Malaysia	0.20%
Norway	0.18%
Turkey	0.17%
Finland	0.15%
Indonesia	0.13%
Thailand	0.12%
Poland	0.11%
Ireland	0.11%
Israel	0.09%
Philippines	0.09%
Chile	0.09%
Colombia	0.08%
Austria	0.05%
Luxembourg	0.04%
Peru	0.04%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

5

Total Return Fund

Summary Schedule of Investments	June 30, 2014 (Unaudited)

Country	Percentage (based on Fair Value)
Greece	0.04%
Portugal	0.04%
New Zealand	0.02%
Uruguay	0.02%
Czech Republic	0.01%
Panama	0.01%
Egypt	0.01%
Hungary	0.01%
Bermuda	0.01%
Cayman Islands	0.01%
Puerto Rico	0.00%	***
Virgin Islands	0.00%	***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2014:

Industry	Domestic	Foreign	Total
Diversified Banks	1.77%	3.67%	5.44%
Pharmaceuticals	2.19%	1.74%	3.93%
Integrated Oil & Gas	1.62%	1.54%	3.16%
Technology Hardware, Storage & Peripherals	1.52%	0.25%	1.77%
Oil & Gas Exploration & Production	1.06%	0.47%	1.53%
Integrated Telecommunication Services	0.86%	0.64%	1.50%
Internet Software & Services	1.14%	0.22%	1.36%
Packaged Foods & Meats	0.54%	0.81%	1.35%
Semiconductors	0.72%	0.63%	1.35%
Industrial Conglomerates	0.86%	0.36%	1.22%
Aerospace & Defense	0.96%	0.25%	1.21%
Electric Utilities	0.66%	0.42%	1.08%
Automobile Manufacturers	0.24%	0.84%	1.08%
Biotechnology	0.90%	0.17%	1.07%
Systems Software	1.00%	0.03%	1.03%
Life & Health Insurance	0.38%	0.53%	0.91%
Healthcare Equipment	0.78%	0.12%	0.90%
Household Products	0.69%	0.16%	0.85%
Tobacco	0.53%	0.30%	0.83%
Oil & Gas Equipment & Services	0.67%	0.12%	0.79%
Industrial Machinery	0.31%	0.44%	0.75%
Data Processing & Outsourced Services	0.66%	0.09%	0.75%
Communications Equipment	0.62%	0.12%	0.74%
Soft Drinks	0.67%	0.06%	0.73%
Multi-Utilities	0.47%	0.25%	0.72%
IT Consulting & Other Services	0.53%	0.17%	0.70%
Diversified Metals & Mining	0.09%	0.60%	0.69%
Regional Banks	0.43%	0.24%	0.67%
Multi-Line Insurance	0.25%	0.39%	0.64%
Movies & Entertainment	0.62%	0.01%	0.63%
Railroads	0.35%	0.27%	0.62%

Industry	Domestic	Foreign	Total
Cable & Satellite	0.46%	0.15%	0.61%
Multi-Sector Holdings	0.49%	0.11%	0.60%
Wireless Telecommunication Services	0.00%	0.60%	0.60%
Restaurants	0.44%	0.14%	0.58%
Asset Management & Custody Banks	0.48%	0.09%	0.57%
Property & Casualty Insurance	0.31%	0.21%	0.52%
Hypermarkets & Super Centers	0.35%	0.16%	0.51%
Diversified Chemicals	0.30%	0.20%	0.50%
Internet Retail	0.47%	0.03%	0.50%
Apparel, Accessories & Luxury Goods	0.14%	0.34%	0.48%
Application Software	0.26%	0.22%	0.48%
Specialty Chemicals	0.26%	0.20%	0.46%
Food Retail	0.10%	0.35%	0.45%
Investment Banking & Brokerage	0.31%	0.13%	0.44%
Electrical Components & Equipment	0.27%	0.14%	0.41%
Construction Machinery & Heavy Trucks	0.27%	0.13%	0.40%
Managed Healthcare	0.38%	0.02%	0.40%
Consumer Finance	0.36%	0.02%	0.38%
Oil & Gas Storage & Transportation	0.23%	0.15%	0.38%
Retail REITs	0.20%	0.17%	0.37%
Air Freight & Logistics	0.28%	0.08%	0.36%
Auto Parts & Equipment	0.14%	0.22%	0.36%
Oil & Gas Refining & Marketing	0.22%	0.13%	0.35%
Home Improvement Retail	0.33%	0.02%	0.35%
Apparel Retail	0.18%	0.17%	0.35%
Brewers	0.02%	0.33%	0.35%
Fertilizers & Agricultural Chemicals	0.19%	0.15%	0.34%
Trading Companies & Distributors	0.08%	0.25%	0.33%
Steel	0.06%	0.27%	0.33%
Drug Retail	0.31%	0.01%	0.32%
Diversified Real Estate Activities	0.00%	0.30%	0.30%
Specialized Finance	0.18%	0.11%	0.29%
Construction & Engineering	0.06%	0.23%	0.29%
Electronic Components	0.10%	0.19%	0.29%
Industrial Gases	0.16%	0.11%	0.27%
Healthcare Services	0.20%	0.07%	0.27%
Specialized REITs	0.26%	0.00%	0.26%
Commodity Chemicals	0.08%	0.17%	0.25%
Construction Materials	0.03%	0.20%	0.23%
Diversified Capital Markets	0.00%	0.22%	0.22%
Distillers & Vintners	0.06%	0.15%	0.21%
Healthcare Distributors	0.19%	0.02%	0.21%
Life Sciences Tools & Services	0.18%	0.03%	0.21%
Semiconductor Equipment	0.11%	0.09%	0.20%
Oil & Gas Drilling	0.10%	0.10%	0.20%
Broadcasting	0.12%	0.07%	0.19%
Gas Utilities	0.03%	0.16%	0.19%
Personal Products	0.05%	0.14%	0.19%
General Merchandise Stores	0.15%	0.03%	0.18%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

6

Total Return Fund

Summary Schedule of Investments	June 30, 2014 (Unaudited)

Industry	Domestic	Foreign	Total
Department Stores	0.08%	0.10%	0.18%
Casinos & Gaming	0.03%	0.15%	0.18%
Diversified REITs	0.06%	0.11%	0.17%
Building Products	0.03%	0.14%	0.17%
Airlines	0.13%	0.04%	0.17%
Gold	0.03%	0.14%	0.17%
Hotels, Resorts & Cruise Lines	0.11%	0.06%	0.17%
Publishing	0.04%	0.12%	0.16%
Electronic Equipment & Instruments	0.02%	0.14%	0.16%
Residential REITs	0.14%	0.01%	0.15%
Footwear	0.12%	0.02%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Advertising	0.06%	0.08%	0.14%
Research & Consulting Services	0.06%	0.08%	0.14%
Reinsurance	0.03%	0.11%	0.14%
Automotive Retail	0.11%	0.02%	0.13%
Other Diversified Financial Services	0.00%	0.13%	0.13%
Electronic Manufacturing Services	0.02%	0.11%	0.13%
Heavy Electrical Equipment	0.00%	0.13%	0.13%
Insurance Brokers	0.12%	0.00%	0.12%
Consumer Electronics	0.02%	0.10%	0.12%
Office REITs	0.07%	0.04%	0.11%
Environmental & Facilities Services	0.09%	0.02%	0.11%
Specialty Stores	0.08%	0.02%	0.10%
Agricultural Products	0.07%	0.03%	0.10%
Tires & Rubber	0.02%	0.08%	0.10%
Thrifts & Mortgage Finance	0.03%	0.07%	0.10%
Home Building	0.05%	0.05%	0.10%
Agricultural & Farm Machinery	0.07%	0.02%	0.09%
Paper Products	0.04%	0.05%	0.09%
Leisure Products	0.06%	0.03%	0.09%
Independent Power Producers & Energy Traders	0.05%	0.04%	0.09%
Real Estate Development	0.00%	0.09%	0.09%
Diversified Support Services	0.03%	0.06%	0.09%
Paper Packaging	0.07%	0.02%	0.09%
Security & Alarm Services	0.05%	0.04%	0.09%
Healthcare Supplies	0.02%	0.07%	0.09%
Human Resource & Employment Services	0.03%	0.06%	0.09%
Industrial REITs	0.04%	0.04%	0.08%
Coal & Consumable Fuels	0.03%	0.05%	0.08%
Healthcare Facilities	0.02%	0.05%	0.07%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Highways & Railtracks	0.00%	0.07%	0.07%
Marine	0.01%	0.06%	0.07%
Trucking	0.02%	0.04%	0.06%
Real Estate Operating Companies	0.00%	0.06%	0.06%
Food Distributors	0.05%	0.01%	0.06%

Industry	Domestic	Foreign	Total
Aluminum	0.04%	0.02%	0.06%
Home Entertainment Software	0.02%	0.04%	0.06%
Household Appliances	0.02%	0.03%	0.05%
Metal & Glass Containers	0.03%	0.02%	0.05%
Distributors	0.04%	0.01%	0.05%
Healthcare Technology	0.03%	0.02%	0.05%
Education Services	0.01%	0.04%	0.05%
Water Utilities	0.00%	0.05%	0.05%
Motorcycle Manufacturers	0.03%	0.02%	0.05%
Home Furnishings	0.03%	0.01%	0.04%
Home Furnishing Retail	0.03%	0.01%	0.04%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Alternative Carriers	0.01%	0.03%	0.04%
Office Services & Supplies	0.01%	0.03%	0.04%
Specialized Consumer Services	0.03%	0.00%	0.03%
Technology Distributors	0.02%	0.01%	0.03%
Airport Services	0.00%	0.03%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Leisure Facilities	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Silver	0.00%	0.02%	0.02%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00%	***

			63.91%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.17%
Agency Mortgage Backed	9.24%
Corporate Notes	7.75%
Non-Agency Collateralized Mortgage Obligations	0.49%
Sovereign Bonds	0.40%
Municipal Bonds and Notes	0.29%
Asset Backed	0.16%
U.S. Government Sponsored Agencies	0.13%
Agency Collateralized Mortgage Obligations	0.04%

28.67%

Short-Term Investments
Short-Term Investments	7.42%

7.42%

100.00%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

7

Notes to Summary Schedule of Investments	June 30, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(c)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2014.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(g)	Security is in default.

(h)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

REIT	Real Estate Investment Trust

TBA	To Be Announced

8

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	CLASS 1
	6/30/14†		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09
Inception date	—		—		—		—		—		7/1/85
Net asset value, beginning of period	$18.71		$17.35		$15.66		$16.42		$15.18		$12.75
Income/(loss) from investment operations:
Net investment income	0.19		0.29		0.28		0.31		0.23	*	0.20	*
Net realized and unrealized gains/(losses) on investments	0.78		2.29		1.68		(0.78)		1.23		2.45
Total income/(loss) from investment operations	0.97		2.58		1.96		(0.47)		1.46		2.65
Less distributions from:
Net investment income	—		0.29		0.27		0.29		0.22		0.19
Net realized gains	—		0.93		—		—		—		—
Return of capital	—		—		—		—		—		0.03
Total distributions	—		1.22		0.27		0.29		0.22		0.22
Net asset value, end of period	$19.68		$18.71		$17.35		$15.66		$16.42		$15.18
TOTAL RETURN(a)	5.18%		14.93%		12.55%		(2.85)%		9.64%		20.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,014,834		$1,046,388		$1,015,136		$1,006,391		$1,152,587		$1,131,038
Ratios to average net assets:
Net investment income	1.98	%**	1.50%		1.45%		1.67%		1.51%		1.47%
Net expenses	0.61	%(b)**	0.60	%(b)	0.73	%(b)	0.74	%(b)(c)	0.69	%(b)(c)	0.67	%(b)(c)
Gross expenses	0.61	%**	0.61%		0.74%		0.76%		0.73%		0.70%
Portfolio turnover rate	39%		175%		168%		195%		148%		174%

	CLASS 3
	6/30/14†		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09
Inception date	—		—		—		—		—		5/1/06
Net asset value, beginning of period	$18.65		$17.30		$15.62		$16.38		$15.15		$12.73
Income/(loss) from investment operations:
Net investment income	0.17		0.24		0.20		0.24		0.19	*	0.17	*
Net realized and unrealized gains/(losses) on investments	0.78		2.28		1.71		(0.75)		1.23		2.45
Total income/(loss) from investment operations	0.95		2.52		1.91		(0.51)		1.42		2.62
Less distributions from:
Net investment income	—		0.24		0.23		0.25		0.19		0.17
Net realized gains	—		0.93		—		—		—		—
Return of capital	—		—		—		—		—		0.03
Total distributions	—		1.17		0.23		0.25		0.19		0.20
Net asset value, end of period	$19.60		$18.65		$17.30		$15.62		$16.38		$15.15
TOTAL RETURN(a)	5.09%		14.64%		12.25%		(3.10)%		9.37%		20.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,952,965		$1,937,910		$1,769,140		$1,624,263		$1,691,910		$1,421,191
Ratios to average net assets:
Net investment income	1.74%	**	1.25%		1.20%		1.42%		1.26%		1.26%
Net expenses	0.86%	(b)**	0.85%	(b)	0.98%	(b)	0.99%	(b)(c)	0.94%	(b)(c)	0.87%	(b)(c)
Gross expenses	0.86%	**	0.86%		0.99%		1.01%		0.98%		0.91%
Portfolio turnover rate	39%		175%		168%		195%		148%		174%

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s advisory and administrative fee (“management fee”) in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
(c)	Reflects GEAM’s contractual arrangement with the Fund to waive advisory and administrative fee or limit operating expenses. The most recent arrangement expired on April 30, 2011.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities June 30, 2014	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $2,391,707,751)	$2,792,767,027
Investments in affiliated securities, at Fair Value (cost $18,404,162)	21,154,857
Short-term investments, at Amortized Cost	225,434,925
Cash	3,297
Restricted cash	1,884,100
Foreign currency (cost $2,396,842)	2,397,114
Receivable for investments sold	20,217,936
Income receivables	8,693,100
Receivable for fund shares sold	330,933
Variation margin receivable	16,668
Other assets	94,728
Total assets	3,072,994,685

LIABILITIES
Payable for investments purchased	98,613,940
TBA sale commitments (cost $1,580,156)	1,596,875
Payable for fund shares redeemed	2,053,105
Payable to GEAM	842,734
Accrued other expenses	2,088,578
Variation margin payable	442
Total liabilities	105,195,674
NET ASSETS	$2,967,799,011

NET ASSETS CONSIST OF:
Capital paid in	2,498,418,655
Undistributed (distributions in excess of) net investment income	25,109,469
Accumulated net realized gain	40,169,620
Net unrealized appreciation (depreciation) on:
Investments	403,809,971
TBA sale commitments	(16,719)
Futures	281,111
Foreign currency related transactions	26,904
NET ASSETS	$2,967,799,011

Class 1:

Net Assets	1,014,834,300
Shares outstanding ($0.01 par value, unlimited shares authorized)	51,558,477
Net asset value per share	$19.68

Class 3:

Net Assets	1,952,964,711
Shares outstanding ($0.01 par value, unlimited shares authorized)	99,635,506
Net asset value per share	$19.60

The accompanying Notes are an integral part of these financial statements.

11

Statement of Operations For the period ended June 30, 2014	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$29,692,294
Interest	9,137,373
Income from affiliated investments	349,061
Less: Foreign taxes withheld	(1,382,238)
Total income	37,796,490

Expenses:
Advisory and administration fees	5,143,450
Distribution and service:
Class 1	1,012,505
Class 3	4,285,539
Directors’ fees	59,572
Custody and accounting expenses	531,952
Professional fees	59,654
Other expenses	173,495
Total expenses before waivers	11,266,167
Less: Fees waived by the adviser	(50,464)
Net expenses	11,215,703
Net investment income	26,580,787

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	33,013,104
Affiliated investments	203,056
Futures	1,693,137
Foreign currency transactions	23,927

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	85,477,917
TBA sale commitments	(18,789)
Futures	(419,631)
Foreign currency translations	3,525
Net realized and unrealized gain (loss) on investments	119,976,246
Net increase (decrease) in net assets resulting from operations	$146,557,033

The accompanying Notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets
	Six Months Ended June 30, 2014*	Year Ended December 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$26,580,787	$38,773,395
Net realized gain (loss) on investments, futures and foreign currency transactions	34,933,224	267,759,344
Net increase (decrease) in unrealized appreciation/depreciation on investments, TBA sale commitments, futures and foreign currency translations	85,043,022	92,321,293
Net increase (decrease) from operations	146,557,033	398,854,032
Distributions to shareholders from:
Net investment income
Class 1	—	(15,228,495)
Class 3	—	(23,797,552)
Net realized gains
Class 1	—	(49,022,001)
Class 3	—	(91,312,277)
Total distributions	—	(179,360,325)
Increase (decrease) in assets from operations and distributions	146,557,033	219,493,707
Share transactions:
Proceeds from sale of shares
Class 1	24,964,986	26,130,882
Class 3	24,746,416	156,954,993
Value of distributions reinvested
Class 1	—	64,250,496
Class 3	—	115,109,830
Cost of shares redeemed
Class 1	(107,798,679)	(138,486,440)
Class 3	(104,968,506)	(243,430,859)
Net increase (decrease) from share transactions	(163,055,783)	(19,471,098)
Total increase (decrease) in net assets	(16,498,750)	200,022,609

NET ASSETS
Beginning of period	2,984,297,761	2,784,275,152
End of period	$2,967,799,011	$2,984,297,761
Undistributed (distributions in excess of) net investment income, end of period	$25,109,469	$(1,471,318)

CHANGES IN FUND SHARES

Class 1
Shares sold	1,323,729	1,384,675
Issued for distributions reinvested	—	3,452,471
Shares redeemed	(5,694,743)	(7,430,996)
Net decrease in fund shares	(4,371,014)	(2,593,850)

Class 3
Shares sold	1,308,773	8,534,065
Issued for distributions reinvested	—	6,202,038
Shares redeemed	(5,559,464)	(13,114,545)
Net increase (decrease) in fund shares	(4,250,691)	1,621,558

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

13

Notes to Financial Statements	June 30, 2014 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund (the “Fund”), Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer every class of the Fund’s shares.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

14

Notes to Financial Statements	June 30, 2014 (Unaudited)

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. During the six-month period ended June 30, 2014, the Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Investments in Foreign Markets Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

15

Notes to Financial Statements	June 30, 2014 (Unaudited)

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense. Expenses of the Fund are generally paid directly by the Fund; however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service uses other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings, and

16

Notes to Financial Statements	June 30, 2014 (Unaudited)

matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

17

Notes to Financial Statements	June 30, 2014 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$1,182,626,943	$—	$5,017	$1,182,631,960
Foreign Equity	759,684,499	13,620	122,111	759,820,230
U.S. Treasuries	—	309,280,554	—	309,280,554
U.S. Government Sponsored Agencies	—	3,924,576	—	3,924,576
Agency Collateralized Mortgage Obligations	—	1,114,178	—	1,114,178
Agency Mortgage Backed	—	280,836,436	—	280,836,436
Asset Backed	—	4,979,989	—	4,979,989
Corporate Notes	—	235,327,442	257,500	235,584,942
Non-Agency Collateralized Mortgage Obligations	—	14,882,823	—	14,882,823
Sovereign Bonds	—	12,151,246	—	12,151,246
Municipal Bonds and Notes	—	8,714,950	—	8,714,950
Short-Term Investments	—	225,434,925	—	225,434,925

Total Investments in Securities	$1,942,311,442	$1,096,660,739	$384,628	$3,039,356,809

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$281,111	$—	$—	$281,111
TBA Sale Commitments	—	(1,596,875)	—	(1,596,875)

Total Investments in Securities	$1,942,592,553	$1,095,063,864	$384,628	$3,038,041,045

†	See Summary Schedule of Investments for industry classification.
*	Other financial instruments include derivative instruments such as futures contracts and TBA sale commitments. Amounts shown represent unrealized appreciation (depreciation), at period end.

Transfers between fair value levels during the period were not significant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2014 is not presented.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2014.

	Asset Derivatives June 30, 2014		Liability Derivatives June 30, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	281,111*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

18

Notes to Financial Statements	June 30, 2014 (Unaudited)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	156,285,992/ (157,875,113)	1,693,137	(419,631)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing fund. The maximum amount allowed to be borrowed by any one fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2014.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on average daily net assets of the Fund at an annualized rate of 0.35%.

GEAM had a contractual arrangement with the Fund to waive a portion of the Fund’s Management Fee in the amount equal to the Management Fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund (the “Fee Waiver Agreement”). Effective June 26, 2014, the State Street Institutional U.S. Government Money Market Fund replaced the GE Institutional Money Market Fund as the cash sweep vehicle for the Fund’s cash holdings. As a result, the Fee Waiver Agreement was terminated effective June 26, 2014.

Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plans were not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund’s Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such class shares.

Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (“12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may compensate GE Investment Distributors, Inc. (“GEID”), the distributor of the shares of the Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25%, of the average daily net assets of the Fund attributable to

19

Notes to Financial Statements	June 30, 2014 (Unaudited)

such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Sub-advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, BlackRock Investment Management, LLC

(“BlackRock”) is the Sub-Adviser to the Fund. Based on the asset allocation decisions by GEAM, BlackRock manages the Fund’s assets using an indexing investment approach designed to track the performance of the desired broad-based indices representing asset classes. For its services, GEAM pays BlackRock monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

8.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2014, were as follows:

U.S. Government Securities
Purchases	Sales
$1,019,262,853	$1,070,777,457

Non-U.S. Government Securities
Purchases	Sales
$ 78,316,991	$112,672,244

Affiliated Investments Transactions with affiliated investments for the six-month period ended June 30, 2014 were as follows:

Security	Value, Beginning of period	Cost of purchases	Proceeds from sales	Dividend/ Interest income	Realized gain (loss)	Value, end of period
General Electric Co., Common Stock	$18,810,737	$68,052	$(1,275,128)	$284,534	$203,056	$16,418,877

General Electric Capital Corp., Corporate Notes	4,521,892	—	—	56,325	—	3,607,735

General Electric Co., Corporate Notes	1,131,942	—	—	8,202	—	1,128,245

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2010, 2011, 2012, and 2013 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

20

Notes to Financial Statements	June 30, 2014 (Unaudited)

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation
$2,641,058,448	$447,181,393	$(48,883,032)	$398,298,361

As of December 31, 2013, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders.

During the year ended December 31, 2013, the Fund utilized $102,556,746 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2013.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2013	$38,921,816	$140,438,509	$179,360,325
2012	39,293,794	—	39,293,794

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) investments in futures, losses deferred due to wash sale transactions, real estate investment trust basis adjustments, capital gain tax, distribution re-designations, partnership basis adjustments, foreign currency gains and losses and losses deferred due to offsetting positions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2013 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(1,060,466)	$9,946,431	$(8,885,965)

21

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    48

Position(s) Held with Fund    Director and President

Term of Office and Length of Time Served    Until successor is elected and qualified — Less than 1 year

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel — Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel — Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

22

Additional Information	(Unaudited)

JoonWon Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 8 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

23

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified — 17 years

Principal Occupation(s) During Past 5 year    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

24

Additional Information	(Unaudited)

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

25

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. LaPorta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

26

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

S&P 500 Index Fund

Semi-Annual Report

June 30, 2014

GE Investments Funds, Inc.

S&P 500 Index Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

S&P 500 Index Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments S&P 500 Index Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500® Composite Stock Index (S&P 500 Index). The Fund seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation

as a % of Fair Value of $205,719 (in thousands) on June 30, 2014 (a)(b)

Top Ten Largest Holdings

as of June 30, 2014 (as a % of Fair Value) (a)(b)

Apple Inc.	3.13%
Exxon Mobil Corp.	2.42%
Microsoft Corp.	1.75%
Johnson & Johnson	1.65%
General Electric Co.	1.48%
Wells Fargo & Co.	1.41%
Chevron Corp.	1.39%
Berkshire Hathaway Inc.	1.27%
JPMorgan Chase & Co.	1.22%
The Procter & Gamble Co.	1.19%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

S&P 500 Index Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2014 – June 30, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,069.80	1.90
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,022.96	1.86

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.37% (for the period January 1, 2014 – June 30, 2014), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

S&P 500 Index Fund

Schedule of Investments	June 30, 2014 (Unaudited)

S&P 500 Index Fund

	Number of Shares	Fair Value

Common Stock — 97.0%†

Advertising — 0.1%

Omnicom Group Inc.	2,918	$207,820
The Interpublic Group of Companies Inc.	4,620	90,136
		297,956

Aerospace & Defense — 2.6%

General Dynamics Corp.	3,667	427,389
Honeywell International Inc.	9,053	841,476
L-3 Communications Holdings Inc.	963	116,282
Lockheed Martin Corp.	3,052	490,548
Northrop Grumman Corp.	2,471	295,606
Precision Castparts Corp.	1,700	429,080
Raytheon Co.	3,596	331,731
Rockwell Collins Inc.	1,636	127,837
Textron Inc.	3,125	119,656
The Boeing Co.	7,686	977,890	(a)
United Technologies Corp.	9,672	1,116,633	(a)
		5,274,128

Agricultural & Farm Machinery — 0.2%

Deere & Co.	4,182	378,680

Agricultural Products — 0.2%

Archer-Daniels-Midland Co.	7,424	327,473

Air Freight & Logistics — 0.7%

CH Robinson Worldwide Inc.	1,645	104,935
Expeditors International of Washington Inc.	2,500	110,400
FedEx Corp.	3,188	482,599
United Parcel Service Inc.	8,205	842,325
		1,540,259

Airlines — 0.3%

Delta Air Lines Inc.	9,730	376,746
Southwest Airlines Co.	8,149	218,882
		595,628

Aluminum — 0.1%

Alcoa Inc.	13,140	195,655	(a)

Apparel Retail — 0.5%

L Brands Inc.	2,888	169,410
Ross Stores Inc.	2,600	171,938
The Gap Inc.	3,236	134,520
The TJX Companies Inc.	8,237	437,797
Urban Outfitters Inc.	1,200	40,632	(b)
		954,297

	Number of Shares	Fair Value

Apparel, Accessories & Luxury Goods — 0.5%

Coach Inc.	3,089	$105,613
Fossil Group Inc.	600	62,712	(b)
Michael Kors Holdings Ltd.	2,022	179,250	(b)
PVH Corp.	969	112,986
Ralph Lauren Corp.	700	112,483
Under Armour Inc.	1,900	113,031	(b)
VF Corp.	4,108	258,804
		944,879

Application Software — 0.6%

Adobe Systems Inc.	5,284	382,350	(a,b)
Autodesk Inc.	2,748	154,932	(b)
Citrix Systems Inc.	1,807	113,028	(b)
Intuit Inc.	3,200	257,696
Salesforce.com Inc.	6,409	372,235	(b)
Verint Systems Inc.	1	49	(b)
		1,280,290

Asset Management & Custody Banks — 1.3%

Affiliated Managers Group Inc.	600	123,240	(b)
Ameriprise Financial Inc.	2,167	260,040
BlackRock Inc.	1,465	468,214
Franklin Resources Inc.	4,800	277,632
Invesco Ltd.	4,950	186,863
Legg Mason Inc.	1,300	66,703
Northern Trust Corp.	2,500	160,525
State Street Corp.	4,911	330,314	(c)
T Rowe Price Group Inc.	2,974	251,035
The Bank of New York Mellon Corp.	13,103	491,100
		2,615,666

Auto Parts & Equipment — 0.4%

BorgWarner Inc.	2,600	169,494
Delphi Automotive PLC	3,156	216,943
Johnson Controls Inc.	7,546	376,772
		763,209

Automobile Manufacturers — 0.6%

Ford Motor Co.	45,127	777,990
General Motors Co.	14,987	544,028
		1,322,018

Automotive Retail — 0.3%

AutoNation Inc.	486	29,005	(b)
AutoZone Inc.	406	217,713	(b)
CarMax Inc.	2,400	124,824	(b)
O’Reilly Automotive Inc.	1,200	180,720	(b)
		552,262

Biotechnology — 2.4%

Alexion Pharmaceuticals Inc.	2,300	359,375	(b)
Amgen Inc.	8,727	1,033,015	(a)
Biogen Idec Inc.	2,730	860,796	(b)
Celgene Corp.	9,164	787,004	(b)

See Notes to Schedule of Investments and Notes to Financial Statements.

3

S&P 500 Index Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Gilead Sciences Inc.	17,813	$1,476,876	(b)
Regeneron Pharmaceuticals Inc.	900	254,223	(b)
Vertex Pharmaceuticals Inc.	2,500	236,700	(b)
		5,007,989

Brewers — 0.1%

Molson Coors Brewing Co.	1,898	140,756

Broadcasting — 0.3%

CBS Corp.	6,009	373,399
Discovery Communications Inc.	2,600	193,128	(b)
Scripps Networks Interactive Inc.	1,000	81,140
		647,667

Building Products — 0.1%

Allegion PLC	1,133	64,218
Masco Corp.	4,290	95,238
		159,456

Cable & Satellite — 1.2%

Cablevision Systems Corp.	2,800	49,420
Comcast Corp., Class A	29,792	1,599,235
DIRECTV	5,436	462,114	(b)
Time Warner Cable Inc.	3,196	470,771
		2,581,540

Casinos & Gaming — 0.1%

Wynn Resorts Ltd.	913	189,502

Coal & Consumable Fuels — 0.1%

CONSOL Energy Inc.	2,700	124,389
Peabody Energy Corp.	2,879	47,072
		171,461

Commodity Chemicals — 0.2%

LyondellBasell Industries N.V.	4,771	465,888

Communications Equipment — 1.7%

Cisco Systems Inc.	58,651	1,457,477	(a)
F5 Networks Inc.	800	89,152	(b)
Harris Corp.	1,100	83,325
Juniper Networks Inc.	5,700	139,878	(b)
Motorola Solutions Inc.	2,635	175,412
QUALCOMM Inc.	19,288	1,527,610
		3,472,854

Computer & Electronics Retail — 0.1%

Best Buy Company Inc.	3,300	102,333
GameStop Corp.	1,500	60,705
		163,038

Construction & Engineering — 0.2%

Fluor Corp.	1,878	144,418
Jacobs Engineering Group Inc.	1,600	85,248	(b)
Quanta Services Inc.	2,500	86,450	(b)
		316,116

	Number of Shares	Fair Value

Construction Machinery & Heavy Trucks — 0.7%

Caterpillar Inc.	7,159	$777,969
Cummins Inc.	1,956	301,791
Joy Global Inc.	1,100	67,738
PACCAR Inc.	4,103	257,791
		1,405,289

Construction Materials — 0.0%*

Vulcan Materials Co.	1,400	89,250

Consumer Electronics — 0.1%

Garmin Ltd.	1,500	91,350
Harman International Industries Inc.	800	85,944
		177,294

Consumer Finance — 1.0%

American Express Co.	10,491	995,281	(a)
Capital One Financial Corp.	6,584	543,839
Discover Financial Services	5,498	340,766
Navient Corp.	4,683	82,936
		1,962,822

Data Processing & Outsourced Services — 1.8%

Alliance Data Systems Corp.	600	168,750	(b)
Automatic Data Processing Inc.	5,526	438,101
Computer Sciences Corp.	1,682	106,302
Fidelity National Information Services Inc.	3,500	191,590
Fiserv Inc.	2,982	179,874	(b)
Mastercard Inc.	11,486	843,877
Paychex Inc.	3,825	158,967
The Western Union Co.	6,324	109,658
Total System Services Inc.	1,902	59,742
Visa Inc.	5,765	1,214,743
Xerox Corp.	12,347	153,597
		3,625,201

Department Stores — 0.2%

Kohl’s Corp.	2,173	114,474
Macy’s Inc.	4,230	245,425
Nordstrom Inc.	1,592	108,144
		468,043

Distillers & Vintners — 0.2%

Brown-Forman Corp.	1,920	180,806
Constellation Brands Inc.	2,000	176,260	(b)
		357,066

Distributors — 0.1%

Genuine Parts Co.	1,696	148,909

Diversified Banks — 4.8%

Bank of America Corp.	121,481	1,867,163
Citigroup Inc.	34,880	1,642,848
Comerica Inc.	1,956	98,113

See Notes to Schedule of Investments and Notes to Financial Statements.

4

S&P 500 Index Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

JPMorgan Chase & Co.	43,621	$2,513,442	(a)
U.S. Bancorp	21,049	911,843
Wells Fargo & Co.	55,156	2,898,999
		9,932,408

Diversified Chemicals — 0.8%

Eastman Chemical Co.	1,818	158,802
EI du Pont de Nemours & Co.	10,628	695,496
FMC Corp.	1,400	99,666
The Dow Chemical Co.	14,023	721,624
		1,675,588

Diversified Metals & Mining — 0.2%

Freeport-McMoRan Copper & Gold Inc.	11,898	434,277

Diversified REITs — 0.1%

Vornado Realty Trust	1,969	210,151

Diversified Support Services — 0.1%

Cintas Corp.	1,200	76,248
Iron Mountain Inc.	1,759	62,357
		138,605

Drug Retail — 0.9%

CVS Caremark Corp.	13,527	1,019,530
Walgreen Co.	10,013	742,264
		1,761,794

Education Services — 0.0%*

Graham Holdings Co.	47	33,751

Electric Utilities — 1.7%

American Electric Power Company Inc.	5,725	319,283	(a)
Duke Energy Corp.	8,129	603,090
Edison International	3,842	223,259
Entergy Corp.	2,085	171,158
Exelon Corp.	9,725	354,768
FirstEnergy Corp.	4,654	161,587
NextEra Energy Inc.	4,962	508,506
Northeast Utilities	3,630	171,590
Pepco Holdings Inc.	2,697	74,113
Pinnacle West Capital Corp.	1,400	80,976
PPL Corp.	7,337	260,684
The Southern Co.	10,158	460,970
Xcel Energy Inc.	5,880	189,512
		3,579,496

Electrical Components & Equipment — 0.6%

AMETEK Inc.	2,700	141,156
Eaton Corp. PLC	5,445	420,245
Emerson Electric Co.	8,084	536,454
Rockwell Automation Inc.	1,519	190,118
		1,287,973

Electronic Components — 0.2%

Amphenol Corp.	1,800	173,412
Corning Inc.	14,934	327,801
		501,213

	Number of Shares	Fair Value

Electronic Equipment & Instruments — 0.0%*

FLIR Systems Inc.	1,700	$59,041

Electronic Manufacturing Services — 0.2%

Jabil Circuit Inc.	2,109	44,078
TE Connectivity Ltd.	4,671	288,855
		332,933

Environmental & Facilities Services — 0.2%

Republic Services Inc.	3,115	118,277
Stericycle Inc.	1,000	118,420	(b)
Waste Management Inc.	5,003	223,784
		460,481

Fertilizers & Agricultural Chemicals — 0.5%

CF Industries Holdings Inc.	545	131,089
Monsanto Co.	6,023	751,309	(a)
The Mosaic Co.	3,600	178,020
		1,060,418

Food Distributors — 0.1%

Sysco Corp.	6,944	260,053

Food Retail — 0.3%

Safeway Inc.	2,600	89,284
The Kroger Co.	6,066	299,842
Whole Foods Market Inc.	4,388	169,509
		558,635

Footwear — 0.3%

NIKE Inc.	8,479	657,546

Gas Utilities — 0.0%*

AGL Resources Inc.	1,400	77,042

General Merchandise Stores — 0.4%

Dollar General Corp.	3,500	200,760	(b)
Dollar Tree Inc.	2,400	130,704	(b)
Family Dollar Stores Inc.	1,000	66,140
Target Corp.	7,149	414,285
		811,889

Gold — 0.1%

Newmont Mining Corp.	5,519	140,403

Health Care REITs — 0.3%

HCP Inc.	5,400	223,452
Healthcare REIT Inc.	3,500	219,345
Ventas Inc.	3,329	213,389
		656,186

Healthcare Distributors — 0.5%

AmerisourceBergen Corp.	2,761	200,614
Cardinal Health Inc.	4,051	277,737

See Notes to Schedule of Investments and Notes to Financial Statements.

5

S&P 500 Index Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

McKesson Corp.	2,602	$484,518
Patterson Companies Inc.	700	27,657
		990,526

Healthcare Equipment — 2.0%

Abbott Laboratories	17,091	699,022	(a)
Baxter International Inc.	6,235	450,791	(a)
Becton Dickinson and Co.	2,288	270,670
Boston Scientific Corp.	15,843	202,315	(b)
CareFusion Corp.	2,284	101,295	(b)
Covidien PLC	5,100	459,918
CR Bard Inc.	901	128,852
Edwards Lifesciences Corp.	1,200	103,008	(b)
Intuitive Surgical Inc.	420	172,956	(b)
Medtronic Inc.	11,538	735,663
St Jude Medical Inc.	3,207	222,085
Stryker Corp.	3,437	289,808
Varian Medical Systems Inc.	1,100	91,454	(b)
Zimmer Holdings Inc.	2,000	207,720
		4,135,557

Healthcare Facilities — 0.0%*

Tenet Healthcare Corp.	1,273	59,755	(b)

Healthcare Services — 0.5%

DaVita Healthcare Partners Inc.	2,058	148,835	(b)
Express Scripts Holding Co.	8,937	619,602	(b)
Laboratory Corporation of America Holdings	1,000	102,400	(b)
Quest Diagnostics Inc.	1,700	99,773
		970,610

Healthcare Supplies — 0.0%*

DENTSPLY International Inc.	1,800	85,230

Healthcare Technology — 0.1%

Cerner Corp.	3,300	170,214	(b)

Home Building — 0.1%

DR Horton Inc.	3,500	86,030
Lennar Corp.	2,200	92,356
PulteGroup Inc.	3,935	79,330
		257,716

Home Entertainment Software — 0.1%

Electronic Arts Inc.	3,500	125,545	(b)

Home Furnishing Retail — 0.1%

Bed Bath & Beyond Inc.	2,500	143,450	(b)

Home Furnishings — 0.1%

Leggett & Platt Inc.	1,400	47,992
Mohawk Industries Inc.	700	96,838	(b)
		144,830

	Number of Shares	Fair Value

Home Improvement Retail — 0.9%

Lowe’s Companies Inc.	11,333	$543,871
The Home Depot Inc.	15,699	1,270,991
		1,814,862

Hotel & Resort REITs — 0.1%

Host Hotels & Resorts Inc.	8,517	187,459

Hotels, Resorts & Cruise Lines — 0.3%

Carnival Corp.	5,100	192,015
Marriott International Inc.	2,614	167,558
Starwood Hotels & Resorts Worldwide Inc.	2,100	169,722
Wyndham Worldwide Corp.	1,410	106,765
		636,060

Household Appliances — 0.1%

Whirlpool Corp.	943	131,284

Household Products — 1.8%

Colgate-Palmolive Co.	10,061	685,959
Kimberly-Clark Corp.	4,436	493,372	(a)
The Clorox Co.	1,584	144,778
The Procter & Gamble Co.	31,250	2,455,937
		3,780,046

Housewares & Specialties — 0.1%

Newell Rubbermaid Inc.	3,456	107,101

Human Resource & Employment Services — 0.0%*

Robert Half International Inc.	1,575	75,191

Hypermarkets & Super Centers — 1.0%

Costco Wholesale Corp.	5,106	588,007
Wal-Mart Stores Inc.	18,433	1,383,765
		1,971,772

Independent Power Producers & Energy Traders — 0.1%

AES Corp.	7,200	111,960
NRG Energy Inc.	3,615	134,478
		246,438

Industrial Conglomerates — 2.3%

3M Co.	7,180	1,028,463
Danaher Corp.	6,900	543,237
General Electric Co.	115,531	3,036,155	(d)
Roper Industries Inc.	1,200	175,212
		4,783,067

Industrial Gases — 0.4%

Air Products & Chemicals Inc.	2,432	312,804	(a)
Airgas Inc.	800	87,128
Praxair Inc.	3,365	447,006
		846,938

See Notes to Schedule of Investments and Notes to Financial Statements.

6

S&P 500 Index Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Industrial Machinery — 0.8%

Dover Corp.	1,958	$178,080
Flowserve Corp.	1,600	118,960
Illinois Tool Works Inc.	4,427	387,628
Ingersoll-Rand PLC	3,000	187,530
Pall Corp.	1,178	100,589
Parker Hannifin Corp.	1,644	206,700
Pentair PLC	2,307	166,381
Snap-on Inc.	709	84,031
Stanley Black & Decker Inc.	1,892	166,156
Xylem Inc.	1,926	75,268
		1,671,323

Industrial REITs — 0.1%

Prologis Inc.	5,629	231,296

Insurance Brokers — 0.3%

Aon PLC	3,434	309,369
Marsh & McLennan Companies Inc.	6,253	324,031
		633,400

Integrated Oil & Gas — 4.4%

Chevron Corp.	21,948	2,865,311
Exxon Mobil Corp.	49,383	4,971,880	(a)
Hess Corp.	3,149	311,405	(a)
Occidental Petroleum Corp.	9,079	931,778
		9,080,374

Integrated Telecommunication Services — 2.3%

AT&T Inc.	59,870	2,117,003
CenturyLink Inc.	6,562	237,545
Frontier Communications Corp.	11,474	67,008
Verizon Communications Inc.	47,627	2,330,389
Windstream Holdings Inc.	7,543	75,128
		4,827,073

Internet Retail — 1.3%

Amazon.com Inc.	4,306	1,398,503	(b)
Expedia Inc.	1,250	98,450
Netflix Inc.	700	308,420	(b)
The Priceline Group Inc.	602	724,206	(b)
TripAdvisor Inc.	1,350	146,691	(b)
		2,676,270

Internet Software & Services — 3.1%

Akamai Technologies Inc.	2,200	134,332	(b)
eBay Inc.	13,029	652,232	(b)
Facebook Inc., Class A	19,767	1,330,121	(b)
Google Inc., Class A	3,271	1,912,455	(b)
Google Inc., Class C	3,271	1,881,741	(b)
VeriSign Inc.	1,462	71,360	(b)
Yahoo! Inc.	10,689	375,505	(b)
		6,357,746

Investment Banking & Brokerage — 0.9%

E*TRADE Financial Corp.	3,440	73,135	(b)

	Number of Shares	Fair Value

Morgan Stanley	15,996	$517,151
The Charles Schwab Corp.	13,211	355,772
The Goldman Sachs Group Inc.	4,853	812,586
		1,758,644

IT Consulting & Other Services — 1.4%

Accenture PLC	7,333	592,800
Cognizant Technology Solutions Corp.	6,914	338,164	(b)
International Business Machines Corp.	10,949	1,984,725
Teradata Corp.	1,700	68,340	(b)
		2,984,029

Leisure Products — 0.1%

Hasbro Inc.	1,396	74,058
Mattel Inc.	3,796	147,930
		221,988

Life & Health Insurance — 1.0%

Aflac Inc.	5,202	323,825
Lincoln National Corp.	2,942	151,336
MetLife Inc.	12,951	719,558
Principal Financial Group Inc.	3,300	166,584
Prudential Financial Inc.	5,300	470,481
Torchmark Corp.	1,008	82,575
Unum Group	2,889	100,422
		2,014,781

Life Sciences Tools & Services — 0.4%

Agilent Technologies Inc.	3,885	223,155
PerkinElmer Inc.	1,410	66,044
Thermo Fisher Scientific Inc.	4,428	522,504
Waters Corp.	1,000	104,440	(b)
		916,143

Managed Healthcare — 1.0%

Aetna Inc.	4,068	329,834
Cigna Corp.	3,189	293,292
Humana Inc.	1,827	233,344
UnitedHealth Group Inc.	11,226	917,726
WellPoint Inc.	3,300	355,113
		2,129,309

Metal & Glass Containers — 0.1%

Ball Corp.	1,532	96,026
Owens-Illinois Inc.	1,800	62,352	(b)
		158,378

Motorcycle Manufacturers — 0.1%

Harley-Davidson Inc.	2,500	174,625

Movies & Entertainment — 1.7%

The Walt Disney Co.	18,474	1,583,961
Time Warner Inc.	10,294	723,154
Twenty-First Century Fox Inc.	21,900	769,785
Viacom Inc.	4,565	395,922
		3,472,822

See Notes to Schedule of Investments and Notes to Financial Statements.

7

S&P 500 Index Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Multi-Line Insurance — 0.7%

American International Group Inc.	16,825	$918,308
Assurant Inc.	900	58,995
Genworth Financial Inc.	6,100	106,140	(b)
Loews Corp.	3,566	156,940
The Hartford Financial Services Group Inc.	5,104	182,774
		1,423,157

Multi-Sector Holdings — 1.3%

Berkshire Hathaway Inc.	20,683	2,617,640	(b)
Leucadia National Corp.	3,600	94,392
		2,712,032

Multi-Utilities — 1.2%

Ameren Corp.	2,642	108,005
CenterPoint Energy Inc.	5,218	133,268
CMS Energy Corp.	3,300	102,795
Consolidated Edison Inc.	3,381	195,219
Dominion Resources Inc.	6,582	470,745
DTE Energy Co.	2,066	160,879
Integrys Energy Group Inc.	1,031	73,335
NiSource Inc.	3,615	142,214
PG&E Corp.	5,154	247,495
Public Service Enterprise Group Inc.	5,992	244,414
SCANA Corp.	1,700	91,477
Sempra Energy	2,675	280,099
TECO Energy Inc.	2,700	49,896
Wisconsin Energy Corp.	2,600	121,992
		2,421,833

Office REITs — 0.1%

Boston Properties Inc.	1,698	200,670

Office Services & Supplies — 0.0%*

Pitney Bowes Inc.	2,032	56,124

Oil & Gas Drilling — 0.4%

Diamond Offshore Drilling Inc.	900	44,667
Ensco PLC	2,700	150,039
Helmerich & Payne Inc.	1,200	139,332
Nabors Industries Ltd.	3,300	96,921
Noble Corp. PLC	3,054	102,492
Rowan Companies PLC	1,677	53,547
Transocean Ltd.	3,804	171,294
		758,292

Oil & Gas Equipment & Services — 1.7%

Baker Hughes Inc.	4,998	372,101
Cameron International Corp.	2,280	154,379	(b)
FMC Technologies Inc.	2,586	157,927	(b)
Halliburton Co.	9,745	691,992
National Oilwell Varco Inc.	4,900	403,515
Schlumberger Ltd.	14,943	1,762,527
		3,542,441

	Number of Shares	Fair Value

Oil & Gas Exploration & Production — 2.8%

Anadarko Petroleum Corp.	5,856	$641,056
Apache Corp.	4,548	457,620
Cabot Oil & Gas Corp.	5,000	170,700
Chesapeake Energy Corp.	5,615	174,514
Cimarex Energy Co.	1,000	143,460
ConocoPhillips	14,181	1,215,737
Denbury Resources Inc.	3,800	70,148
Devon Energy Corp.	4,392	348,725
EOG Resources Inc.	6,200	724,532
EQT Corp.	1,714	183,226
Marathon Oil Corp.	7,642	305,069
Murphy Oil Corp.	2,000	132,960
Newfield Exploration Co.	1,300	57,460	(b)
Noble Energy Inc.	4,100	317,586
Pioneer Natural Resources Co.	1,600	367,696
QEP Resources Inc.	1,900	65,550
Range Resources Corp.	1,800	156,510
Southwestern Energy Co.	4,100	186,509	(b)
		5,719,058

Oil & Gas Refining & Marketing — 0.6%

Marathon Petroleum Corp.	3,421	267,078
Phillips 66	6,461	519,658
Tesoro Corp.	1,400	82,138
Valero Energy Corp.	6,100	305,610
		1,174,484

Oil & Gas Storage & Transportation — 0.6%

Kinder Morgan Inc.	7,584	274,996
ONEOK Inc.	2,400	163,392
Spectra Energy Corp.	7,577	321,871
The Williams Companies Inc.	8,486	493,970
		1,254,229

Packaged Foods & Meats — 1.4%

Campbell Soup Co.	1,915	87,726
ConAgra Foods Inc.	5,068	150,418
General Mills Inc.	7,169	376,659
Hormel Foods Corp.	1,700	83,895
Kellogg Co.	2,890	189,873
Keurig Green Mountain Inc.	1,500	186,915
Kraft Foods Group Inc.	6,830	409,458
McCormick & Company Inc.	1,600	114,544
Mead Johnson Nutrition Co.	2,350	218,950
Mondelez International Inc.	19,305	726,061
The Hershey Co.	1,681	163,679
The JM Smucker Co.	1,147	122,236
Tyson Foods Inc.	3,200	120,128
		2,950,542

Paper Packaging — 0.1%

Avery Dennison Corp.	1,086	55,658
Bemis Company Inc.	1,362	55,379
MeadWestvaco Corp.	2,100	92,946
Sealed Air Corp.	2,314	79,069
		283,052

See Notes to Schedule of Investments and Notes to Financial Statements.

8

S&P 500 Index Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Paper Products — 0.1%

International Paper Co.	5,075	$256,135

Personal Products — 0.1%

Avon Products Inc.	5,228	76,381
The Estee Lauder Companies Inc.	3,000	222,780
		299,161

Pharmaceuticals — 5.9%

AbbVie Inc.	18,359	1,036,182
Actavis PLC	1,998	445,654	(b)
Allergan Inc.	3,435	581,271
Bristol-Myers Squibb Co.	18,993	921,350	(a)
Eli Lilly & Co.	11,356	706,003
Forest Laboratories Inc.	2,711	268,389	(b)
Hospira Inc.	1,839	94,469	(b)
Johnson & Johnson	32,533	3,403,602
Merck & Company Inc.	33,787	1,954,578
Mylan Inc.	4,204	216,758	(b)
Perrigo Co. PLC	1,600	233,216
Pfizer Inc.	73,411	2,178,839
Zoetis Inc.	5,546	178,969
		12,219,280

Property & Casualty Insurance — 0.8%

ACE Ltd.	3,900	404,430
Cincinnati Financial Corp.	1,692	81,284
The Allstate Corp.	4,886	286,906	(a)
The Chubb Corp.	2,791	257,246
The Progressive Corp.	6,073	154,011
The Travelers Companies Inc.	4,099	385,593
XL Group PLC	3,000	98,190
		1,667,660

Publishing — 0.1%

Gannett Company Inc.	2,570	80,467
News Corp.	5,300	95,082	(b)
Time Inc.	1	18	(b)
		175,567

Railroads — 0.9%

CSX Corp.	11,509	354,592
Kansas City Southern	1,200	129,012
Norfolk Southern Corp.	3,618	372,763
Union Pacific Corp.	10,522	1,049,569
		1,905,936

Real Estate Services — 0.0%*

CBRE Group Inc.	3,044	97,530	(b)

Regional Banks — 1.0%

BB&T Corp.	8,000	315,440
Fifth Third Bancorp	9,616	205,302
Huntington Bancshares Inc.	9,934	94,770
KeyCorp	10,428	149,433
M&T Bank Corp.	1,506	186,819

	Number of Shares	Fair Value

PNC Financial Services Group Inc.	6,139	$546,678
Regions Financial Corp.	16,368	173,828
SunTrust Banks Inc.	6,229	249,534
Zions Bancorporation	1,900	55,993
		1,977,797

Research & Consulting Services — 0.1%

Equifax Inc.	1,500	108,810
Nielsen N.V.	2,700	130,707
The Dun & Bradstreet Corp.	500	55,100
		294,617

Residential REITs — 0.3%

Apartment Investment & Management Co.	1,831	59,086
AvalonBay Communities Inc.	1,372	195,085
Equity Residential	3,808	239,904
Essex Property Trust Inc.	700	129,437
		623,512

Restaurants — 1.2%

Chipotle Mexican Grill Inc.	300	177,753	(b)
Darden Restaurants Inc.	1,629	75,374
McDonald’s Corp.	11,390	1,147,428
Starbucks Corp.	8,798	680,789
Yum! Brands Inc.	5,074	412,009
		2,493,353

Retail REITs — 0.5%

General Growth Properties Inc.	6,000	141,360
Kimco Realty Corp.	4,931	113,314
Simon Property Group Inc.	3,618	601,601
The Macerich Co.	1,544	103,062
		959,337

Security & Alarm Services — 0.1%

The ADT Corp.	2,050	71,627
Tyco International Ltd.	5,200	237,120
		308,747

Semiconductor Equipment — 0.3%

Applied Materials Inc.	14,300	322,465	(a)
KLA-Tencor Corp.	1,900	138,016
Lam Research Corp.	1,825	123,333
		583,814
Semiconductors — 2.0%

Altera Corp.	3,500	121,660
Analog Devices Inc.	3,700	200,059
Avago Technologies Ltd.	2,900	209,003
Broadcom Corp.	6,562	243,581
First Solar Inc.	910	64,665	(b)
Intel Corp.	57,593	1,779,624	(a)
Linear Technology Corp.	2,600	122,382
Microchip Technology Inc.	2,200	107,382
Micron Technology Inc.	12,126	399,552	(b)
NVIDIA Corp.	6,000	111,240
Texas Instruments Inc.	12,479	596,371
Xilinx Inc.	2,987	141,315
		4,096,834

See Notes to Schedule of Investments and Notes to Financial Statements.

9

S&P 500 Index Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Soft Drinks — 1.8%

Coca-Cola Enterprises Inc.	2,818	$134,644
Dr Pepper Snapple Group Inc.	2,300	134,734
Monster Beverage Corp.	1,500	106,545	(b)
PepsiCo Inc.	17,334	1,548,620	(a)
The Coca-Cola Co.	43,509	1,843,041	(a)
		3,767,584

Specialized Consumer Services — 0.1%

H&R Block Inc.	3,092	103,644

Specialized Finance — 0.5%

CME Group Inc.	3,705	262,870
Intercontinental Exchange Inc.	1,347	254,448
McGraw Hill Financial Inc.	3,194	265,198
Moody’s Corp.	2,084	182,683
The NASDAQ OMX Group Inc.	1,200	46,344
		1,011,543

Specialized REITs — 0.6%

American Tower Corp.	4,500	404,910
Crown Castle International Corp.	3,700	274,762
Plum Creek Timber Company Inc.	2,100	94,710
Public Storage	1,700	291,295
Weyerhaeuser Co.	6,567	217,302
		1,282,979

Specialty Chemicals — 0.5%

Ecolab Inc.	3,152	350,944
International Flavors & Fragrances Inc.	847	88,325
PPG Industries Inc.	1,603	336,871
Sigma-Aldrich Corp.	1,328	134,765
The Sherwin-Williams Co.	963	199,254
		1,110,159

Specialty Stores — 0.2%

PetSmart Inc.	1,300	77,740
Staples Inc.	7,050	76,422
Tiffany & Co.	1,229	123,207
Tractor Supply Co.	1,700	102,680
		380,049

Steel — 0.1%

Allegheny Technologies Inc.	1,351	60,930
Nucor Corp.	3,583	176,463
United States Steel Corp.	1,465	38,148
		275,541

Systems Software — 2.7%

CA Inc.	4,000	114,960
Microsoft Corp.	86,277	3,597,751	(a)
Oracle Corp.	39,321	1,593,680	(a)
Red Hat Inc.	2,300	127,121	(b)
Symantec Corp.	7,764	177,796
		5,611,308

	Number of Shares	Fair Value

Technology Hardware, Storage & Peripherals — 4.2%

Apple Inc.	69,334	$6,443,208
EMC Corp.	23,514	619,359
Hewlett-Packard Co.	21,857	736,144
NetApp Inc.	4,000	146,080
SanDisk Corp.	2,500	261,075
Seagate Technology PLC	3,912	222,280
Western Digital Corp.	2,400	221,520
		8,649,666

Thrifts & Mortgage Finance — 0.0%*

Hudson City Bancorp Inc.	5,300	52,099
People’s United Financial Inc.	3,200	48,544
		100,643

Tires & Rubber — 0.0%*

The Goodyear Tire & Rubber Co.	2,619	72,756

Tobacco — 1.4%

Altria Group Inc.	23,026	965,710
Lorillard Inc.	4,233	258,086
Philip Morris International Inc.	18,063	1,522,892
Reynolds American Inc.	3,700	223,295
		2,969,983

Trading Companies & Distributors — 0.2%

Fastenal Co.	3,100	153,419
WW Grainger Inc.	682	173,412
		326,831

Trucking — 0.0%*

Ryder System Inc.	631	55,585

Total Common Stock (Cost $112,906,985)		200,367,741

Short-Term Investments — 2.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $5,351,109)		5,351,109	(e,f)

Total Investments (Cost $118,258,094)		205,718,850

Other Assets and Liabilities, net — 0.4%		890,141

NET ASSETS — 100.0%		$206,608,991

See Notes to Schedule of Investments and Notes to Financial Statements.

10

S&P 500 Index Fund

Schedule of Investments	June 30, 2014 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2014	62	$6,052,440	$74,054

See Notes to Schedule of Investments and Notes to Financial Statements.

11

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(b)	Non-income producing security.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	General Electric Co. is the parent company of GE Asset Management Incorporated (“GEAM”), the Fund’s investment adviser.
(e)	Sponsored by SSgA Funds Management, Inc., the Fund’s sub-advisor and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2014.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

12

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/14†		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09
Inception date	—		—		—		—		—		4/15/85
Net asset value, beginning of period	$32.83		$25.29		$22.31		$22.37		$19.82		$15.99
Income/(loss) from investment operations:
Net investment income	0.28		0.55		0.52		0.44		0.40		0.38
Net realized and unrealized gains/(losses) on investments	2.01		7.53		2.98		(0.06)		2.54		3.84
Total income from investment operations	2.29		8.08		3.50		0.38		2.94		4.22
Less distributions from:
Net investment income	—		0.54		0.52		0.44		0.39		0.39
Total distributions	—		0.54		0.52		0.44		0.39		0.39
Net asset value, end of period	$35.12		$32.83		$25.29		$22.31		$22.37		$19.82
TOTAL RETURN(a)	6.98%		31.97%		15.70%		1.71%		14.84%		26.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$206,609		$206,556		$183,040		$179,556		$217,344		$224,165
Ratios to average net assets:
Net investment income	1.67%	*	1.75%		1.93%		1.73%		1.79%		2.05%
Net expenses	0.37%	(b)(c)*	0.35%	(b)(c)	0.38%	(b)(c)	0.40%	(b)(c)	0.33%	(b)(c)	0.43%	(b)
Gross expenses	0.42%	*	0.40%		0.43%		0.45%		0.38%		0.43%
Portfolio turnover rate	1%		3%		6%		3%		4%		5%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s advisory and administrative fee (“management fee”) in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
(c)	Reflects GE Asset Management’s contractual arrangement with the Company to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
†	Unaudited.
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities June 30, 2014	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $109,357,935)	$197,331,586
Investments in affiliated securities, at Fair Value (cost $3,549,050)	3,036,155
Short-term investments, at Amortized Cost	5,351,109
Cash	480
Restricted cash	268,150
Income receivables	214,349
Receivable for fund shares sold	685,781
Variation margin receivable	1,626
Other assets	4,808
Total assets	206,894,044

LIABILITIES
Payable for investments purchased	164,102
Payable for fund shares redeemed	5,712
Payable to GEAM	50,561
Accrued other expenses	64,678
Total liabilities	285,053
NET ASSETS	$206,608,991

NET ASSETS CONSIST OF:
Capital paid in	145,583,207
Undistributed (distributions in excess of) net investment income	1,682,845
Accumulated net realized loss	(28,191,871)
Net unrealized appreciation (depreciation) on:
Investments	87,460,756
Futures	74,054
NET ASSETS	$206,608,991

Shares outstanding ($0.01 par value; unlimited shares authorized)	5,883,604
Net asset value per share	$35.12

The accompanying Notes are an integral part of these financial statements.

14

Statement of Operations For the period ended June 30, 2014	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$2,002,960
Income from affiliated investments	52,606
Less: Foreign taxes withheld	(290)
Total income	2,055,276

Expenses:
Advisory and administration fees	354,915
Directors’ fees	3,943
Custody and accounting expenses	27,772
Professional fees	11,750
Other expenses	23,969
Total expenses before waivers	422,349
Less: Fees waived by the adviser	(50,854)
Net expenses	371,495
Net investment income	1,683,781

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	8,162,012
Affiliated investments	(37,310)
Futures	270,280

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	3,602,824
Futures	(49,451)
Net realized and unrealized gain (loss) on investments	11,948,355
Net increase (decrease) in net assets resulting from operations	$13,632,136

The accompanying Notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets
	Six Months Ended June 30, 2014*	Year Ended December 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,683,781	$3,408,226
Net realized gain (loss) on investments, futures and foreign currency transactions	8,394,982	7,925,223
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	3,553,373	42,425,862
Net increase (decrease) from operations	13,632,136	53,759,311
Distributions to shareholders from:
Net investment income	—	(3,372,501)
Total distributions	—	(3,372,501)
Increase (decrease) in assets from operations and distributions	13,632,136	50,386,810
Share transactions:
Proceeds from sale of shares	2,176,931	12,856,923
Value of distributions reinvested	—	3,372,501
Cost of shares redeemed	(15,755,728)	(43,100,366)
Net increase (decrease) from share transactions	(13,578,797)	(26,870,942)
Total increase (decrease) in net assets	53,339	23,515,868

NET ASSETS
Beginning of period	206,555,652	183,039,784
End of period	$206,608,991	$206,555,652
Undistributed (distributions in excess of) net investment income, end of period	$1,682,845	$(936)

CHANGES IN FUND SHARES
Shares sold	64,829	430,062
Issued for distributions reinvested	—	103,103
Shares redeemed	(472,438)	(1,479,380)
Net decrease in fund shares	(407,609)	(946,215)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

16

Notes to Financial Statements	June 30, 2014 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund (the “Fund”), Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into derivative transactions (such as futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. During the six-month period ended June 30, 2014, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

17

Notes to Financial Statements	June 30, 2014 (Unaudited)

Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

18

Notes to Financial Statements	June 30, 2014 (Unaudited)

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures,

forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$200,367,741	$—	$—	$200,367,741
Short-Term Investments	—	5,351,109	—	5,351,109

Total Investments in Securities	$200,367,741	$5,351,109	$—	$205,718,850

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$74,054	$—	$—	$74,054

†	See Schedule of Investments for industry classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2014.

	Asset Derivatives June 30, 2014		Liability Derivatives June 30, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	74,054*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

19

Notes to Financial Statements	June 30, 2014 (Unaudited)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	13,643,640/ (10,941,899)	270,280	(49,451)

5.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

GEAM has entered into a contractual arrangement with the Company to limit the management fee charged to the Fund to 0.30% of the average daily net assets of the Fund (the “Management Fee Limitation Agreement”). Unless terminated or amended, this Management Fee Limitation Agreement will continue in effect until April 30, 2015. The Management Fee Limitation Agreement can be amended or terminated only with the approval of the Company’s Board of Directors and GEAM.

GEAM had a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund (the “Fee Waiver Agreement”). Effective June 26, 2014, the State Street Institutional U.S. Government Money Market Fund replaced the GE Institutional Money Market Fund as the cash sweep vehicle for the Fund’s cash holdings. As a result, the Fee Waiver Agreement was terminated effective June 26, 2014.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

6.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, SSgA Funds Management, Inc. (“SSgA”) is the sub-adviser to the Fund. SSgA is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board. For their services, GEAM pays SSgA monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2014, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$2,021,781	$17,341,840

Affiliated Investments Transactions with affiliated investments for the six-month period ended ended June 30, 2014 were as follows:

Security	Value, Beginning of period	Cost of purchases	Proceeds from sales	Dividend/Interest income	Realized gain (loss)	Value, end of period
General Electric, Common Stock	$3,520,260	$—	$(265,589)	$52,606	$(37,310)	$3,036,155

20

Notes to Financial Statements	June 30, 2014 (Unaudited)

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2010, 2011, 2012, and 2013 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation
$126,340,076	$90,353,938	$(10,975,164)	$79,378,774

As of December 31, 2013, the Fund had capital loss carryovers, as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders.

Amount
Short-Term	Long-Term	Expires
$5,131,837	$—	12/31/2016
20,177,021	—	12/31/2017
3,073,444	—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2013, the Fund utilized $7,738,220 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2013.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2013	$3,372,501	$—	$3,372,501
2012	3,686,341	—	3,686,341

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, investments organized as partnerships for tax purposes, distributions from real estate investment trusts (“REITs”) and other equity investments, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

21

Notes to Financial Statements	June 30, 2014 (Unaudited)

The reclassifications for the year ended December 31, 2013 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(36,661)	$468,219	$(431,558)

22

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    48

Position(s) Held with Fund    Director and President

Term of Office and Length of Time Served    Until successor is elected and qualified — Less than 1 year

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel — Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel — Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

23

Additional Information	(Unaudited)

JoonWon Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 8 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

24

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified — 17 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

25

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. LaPorta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

26

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Small-Cap Equity Fund

Semi-Annual Report

June 30, 2014

GE Investments Funds, Inc.

Small-Cap Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Small-Cap Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Small-Cap Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. This orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation

as a % of Fair Value of $47,529 (in thousands) on June 30, 2014 (a)(b)

Top Ten Largest Holdings

as of June 30, 2014 (as a % of Fair Value) (a)(b)

Sensient Technologies Corp.	1.17%
John Wiley & Sons Inc.	1.01%
Blackbaud Inc.	1.00%
Woodward Inc.	0.94%
CLARCOR Inc.	0.93%
Prosperity Bancshares Inc.	0.86%
Centene Corp.	0.84%
UMB Financial Corp.	0.84%
Sanderson Farms Inc.	0.83%
Iconix Brand Group Inc.	0.82%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

Small-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2014 – June 30, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,046.70	6.55
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,018.40	6.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29% (for the period January 1, 2014 – June 30, 2014), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small-Cap Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

Small-Cap Equity Fund

	Number of Shares	Fair Value
Common Stock — 94.9%†

Aerospace & Defense — 1.3%

Esterline Technologies Corp.	2,822	$324,869	(a)
Moog Inc.	458	33,383	(a)
Teledyne Technologies Inc.	2,802	272,270	(a)
Triumph Group Inc.	146	10,194
		640,716

Agricultural & Farm Machinery — 0.8%

AGCO Corp.	6,130	344,629
Lindsay Corp.	253	21,371
		366,000

Agricultural Products — 0.8%

Darling Ingredients Inc.	18,510	386,859	(a)
Fresh Del Monte Produce Inc.	563	17,256
		404,115

Airlines — 0.1%

Spirit Airlines Inc.	600	37,944	(a)

Alternative Carriers — 0.0%*

Inteliquent Inc.	1,500	20,805

Apparel Retail — 1.0%

Citi Trends Inc.	1,100	23,606	(a)
Express Inc.	1,884	32,085	(a)
Genesco Inc.	2,117	173,869	(a)
The Buckle Inc.	5,059	224,417
Zumiez Inc.	800	22,072	(a)
		476,049

Apparel, Accessories & Luxury Goods — 1.2%

Columbia Sportswear Co.	2,080	171,912
Iconix Brand Group Inc.	9,055	388,822	(a)
		560,734

Application Software — 6.2%

ACI Worldwide Inc.	2,514	140,357	(a)
Advent Software Inc.	700	22,799
Blackbaud Inc.	13,361	477,522
Bottomline Technologies Inc.	7,100	212,432	(a)
Fair Isaac Corp.	394	25,121
Guidewire Software Inc.	4,500	182,970	(a)
Jive Software Inc.	12,620	107,396	(a)
Monotype Imaging Holdings Inc.	900	25,353
NetScout Systems Inc.	600	26,604	(a)
NICE Systems Ltd. ADR	2,000	81,620
Pegasystems Inc.	1,200	25,344
PROS Holdings Inc.	5,800	153,352	(a)

	Number of Shares	Fair Value

PTC Inc.	8,121	$315,095	(a)
Qlik Technologies Inc.	8,800	199,056	(a)
RealPage Inc.	15,320	344,393	(a)
Solera Holdings Inc.	3,619	243,016
SS&C Technologies Holdings Inc.	6,922	306,091	(a)
TIBCO Software Inc.	1,400	28,238	(a)
Verint Systems Inc.	600	29,430	(a)
		2,946,189

Asset Management & Custody Banks — 0.2%

Artisan Partners Asset Management Inc.	356	20,178
Financial Engines Inc.	1,100	49,808
Virtus Investment Partners Inc.	100	21,175	(a)
		91,161

Auto Parts & Equipment — 0.4%

American Axle & Manufacturing Holdings Inc.	1,108	20,930	(a)
Dana Holding Corp.	2,199	53,700
Drew Industries Inc.	584	29,206
Stoneridge Inc.	1,500	16,080	(a)
Tenneco Inc.	541	35,544	(a)
Tower International Inc.	960	35,366	(a)
		190,826

Automobile Manufacturers — 0.6%

Thor Industries Inc.	4,055	230,608
Winnebago Industries Inc.	1,758	44,266	(a)
		274,874

Automotive Retail — 0.9%

CST Brands Inc.	8,800	303,600
Group 1 Automotive Inc.	1,745	147,121
		450,721

Biotechnology — 1.7%

Acorda Therapeutics Inc.	700	23,597	(a)
Cepheid	6,700	321,198	(a)
Cubist Pharmaceuticals Inc.	3,227	225,309	(a)
Emergent Biosolutions Inc.	1,144	25,694	(a)
Genomic Health Inc.	4,900	134,260	(a)
Isis Pharmaceuticals Inc.	900	31,005	(a)
MacroGenics Inc.	1,100	23,903	(a)
Myriad Genetics Inc.	600	23,352	(a)
		808,318

Building Products — 0.5%

AO Smith Corp.	600	29,748
Builders FirstSource Inc.	2,819	21,086	(a)
Patrick Industries Inc.	1,400	65,226	(a)
Simpson Manufacturing Company Inc.	1,858	67,557
Universal Forest Products Inc.	1,064	51,359
		234,976

Cable & Satellite — 0.1%

Starz	900	26,811	(a)

See Notes to Schedule of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Casinos & Gaming — 0.1%

Pinnacle Entertainment Inc.	1,132	$28,504	(a)

Commercial Printing — 0.3%

Brady Corp.	5,400	161,298

Commodity Chemicals — 0.4%

Axiall Corp.	362	17,112
Koppers Holdings Inc.	4,925	188,381
		205,493

Communications Equipment — 1.0%

ADTRAN Inc.	5,417	122,207
ARRIS Group Inc.	2,312	75,209	(a)
Aruba Networks Inc.	1,100	19,272	(a)
Bel Fuse Inc.	833	21,383
CalAmp Corp.	472	10,224	(a)
EchoStar Corp.	400	21,176	(a)
Finisar Corp.	1,747	34,503	(a)
Ixia	1,700	19,431	(a)
NETGEAR Inc.	1,351	46,974	(a)
Plantronics Inc.	1,213	58,285
Riverbed Technology Inc.	2,344	48,357	(a)
		477,021

Construction & Engineering — 1.9%

AECOM Technology Corp.	835	26,887	(a)
Chicago Bridge & Iron Company N.V.	5,140	350,548
Granite Construction Inc.	723	26,014
Quanta Services Inc.	5,168	178,709	(a)
URS Corp.	7,245	332,183
		914,341

Construction Machinery & Heavy Trucks — 1.1%

Astec Industries Inc.	1,484	65,118
Douglas Dynamics Inc.	1,351	23,805
FreightCar America Inc.	686	17,177
The Greenbrier Companies Inc.	892	51,379	(a)
Trinity Industries Inc.	7,510	328,337
Wabash National Corp.	2,092	29,811	(a)
		515,627

Consumer Electronics — 0.0%*

ZAGG Inc.	2,500	13,575	(a)

Data Processing & Outsourced Services — 2.1%

Broadridge Financial Solutions Inc.	7,305	304,180
Cardtronics Inc.	7,100	241,968	(a)
CoreLogic Inc.	2,635	79,999	(a)
Global Cash Access Holdings Inc.	17,597	156,613	(a)
WEX Inc.	2,200	230,934	(a)
		1,013,694

Distributors — 0.7%

LKQ Corp.	12,039	321,321	(a)

	Number of Shares	Fair Value

Diversified Capital Markets — 0.1%

HFF Inc. REIT	1,128	$41,950

Diversified Metals & Mining — 0.2%

Compass Minerals International Inc.	340	32,552
Globe Specialty Metals Inc.	1,100	22,858
Materion Corp.	668	24,709
		80,119

Diversified REITs — 0.3%

Cousins Properties Inc.	3,941	49,066
Investors Real Estate Trust	3,119	28,726
PS Business Parks Inc.	264	22,041
Spirit Realty Capital Inc.	2,133	24,231
		124,064

Diversified Support Services — 1.2%

Civeo Corp.	3,106	77,743	(a)
Healthcare Services Group Inc.	7,027	206,875
Ritchie Bros Auctioneers Inc.	10,347	255,054
UniFirst Corp.	450	47,700
		587,372

Education Services — 0.4%

Apollo Education Group Inc.	1,300	40,625	(a)
DeVry Education Group Inc.	736	31,162
K12 Inc.	5,000	120,350	(a)
		192,137

Electric Utilities — 0.7%

ALLETE Inc.	764	39,231
IDACORP Inc.	4,797	277,411
		316,642

Electrical Components & Equipment — 0.6%

Encore Wire Corp.	691	33,887
EnerSys	1,094	75,256
Polypore International Inc.	3,112	148,536	(a)
Regal-Beloit Corp.	350	27,496
		285,175

Electronic Components — 0.5%

II-VI Inc.	1,201	17,366	(a)
Littelfuse Inc.	1,666	154,855
Rogers Corp.	462	30,654	(a)
Universal Display Corp.	700	22,470	(a)
		225,345

Electronic Equipment & Instruments — 0.5%

Cognex Corp.	600	23,040	(a)
Rofin-Sinar Technologies Inc.	427	10,265	(a)
Zebra Technologies Corp.	2,485	204,565	(a)
		237,870

See Notes to Schedule of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Electronic Manufacturing Services — 0.8%

Celestica Inc.	1,099	$13,804	(a)
Measurement Specialties Inc.	2,900	249,603	(a)
Methode Electronics Inc.	1,415	54,067
Multi-Fineline Electronix Inc.	1,080	11,923	(a)
Plexus Corp.	1,621	70,173	(a)
		399,570

Environmental & Facilities Services — 0.8%

Clean Harbors Inc.	5,200	334,100	(a)
Covanta Holding Corp.	1,162	23,949
Tetra Tech Inc.	1,167	32,092
		390,141

Fertilizers & Agricultural Chemicals — 0.6%

American Vanguard Corp.	6,300	83,286
Intrepid Potash Inc.	12,360	207,154	(a)
		290,440

Food Distributors — 0.4%

SpartanNash Co.	7,857	165,076
United Natural Foods Inc.	350	22,785	(a)
		187,861

Food Retail — 1.3%

Casey’s General Stores Inc.	4,678	328,817
The Fresh Market Inc.	8,100	271,107	(a)
		599,924

Footwear — 0.6%

Deckers Outdoor Corp.	1,861	160,660	(a)
Wolverine World Wide Inc.	5,200	135,512
		296,172

Forest Products — 0.1%

Boise Cascade Co.	857	24,544	(a)

Gas Utilities — 0.1%

South Jersey Industries Inc.	685	41,381

Health Care REITs — 0.8%

Aviv REIT Inc.	1,659	46,734
Healthcare Realty Trust Inc.	923	23,463
Omega Healthcare Investors Inc.	4,712	173,684
Sabra Healthcare REIT Inc.	4,922	141,311
		385,192

Healthcare Distributors — 0.5%

Owens & Minor Inc.	6,854	232,899

Healthcare Equipment — 4.3%

Cantel Medical Corp.	3,314	121,359
Cardiovascular Systems Inc.	800	24,928	(a)

	Number of Shares	Fair Value

Exactech Inc.	490	$12,363	(a)
Globus Medical Inc.	9,067	216,883	(a)
Hill-Rom Holdings Inc.	8,295	344,325
Integra LifeSciences Holdings Corp.	5,400	254,124	(a)
Invacare Corp.	713	13,098
Masimo Corp.	9,431	222,571	(a)
Natus Medical Inc.	1,908	47,967	(a)
NuVasive Inc.	7,100	252,547	(a)
Orthofix International N.V.	442	16,022	(a)
STERIS Corp.	4,600	246,008
Thoratec Corp.	3,858	134,490	(a)
Volcano Corp.	8,800	154,968	(a)
		2,061,653

Healthcare Facilities — 0.5%

Hanger Inc.	3,515	110,547	(a)
VCA Inc.	3,500	122,815	(a)
		233,362

Healthcare Services — 1.9%

Air Methods Corp.	2,657	137,234	(a)
Bio-Reference Labs Inc.	8,071	243,906	(a)
IPC The Hospitalist Company Inc.	3,590	158,750	(a)
MEDNAX Inc.	5,539	322,093	(a)
Team Health Holdings Inc.	641	32,011	(a)
		893,994

Healthcare Supplies — 1.1%

Align Technology Inc.	450	25,218	(a)
Endologix Inc.	9,199	139,917	(a)
ICU Medical Inc.	2,600	158,106	(a)
Vascular Solutions Inc.	82	1,820	(a)
West Pharmaceutical Services Inc.	4,681	197,444
		522,505

Healthcare Technology — 0.8%

HMS Holdings Corp.	9,640	196,752	(a)
Medidata Solutions Inc.	900	38,529	(a)
Omnicell Inc.	4,700	134,937	(a)
		370,218

Home Building — 0.1%

Meritage Homes Corp.	1,133	47,824	(a)

Home Furnishing Retail — 0.0%*

Haverty Furniture Companies Inc.	303	7,614
Select Comfort Corp.	638	13,181	(a)
		20,795

Home Furnishings — 0.2%

Ethan Allen Interiors Inc.	1,820	45,027
Hooker Furniture Corp.	710	11,459
La-Z-Boy Inc.	1,288	29,843
		86,329

See Notes to Schedule of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Hotel & Resort REITs — 0.2%

Hersha Hospitality Trust	7,448	$49,976
Strategic Hotels & Resorts Inc.	2,440	28,572	(a)
Summit Hotel Properties Inc.	4,043	42,856
		121,404

Hotels, Resorts & Cruise Lines — 0.2%

Interval Leisure Group Inc.	3,587	78,699

Household Appliances — 0.1%

Helen of Troy Ltd.	477	28,921	(a)

Housewares & Specialties — 0.7%

Jarden Corp.	5,768	342,331	(a)

Industrial Conglomerates — 0.4%

Raven Industries Inc.	6,200	205,468

Industrial Machinery — 7.2%

Actuant Corp.	10,365	358,318
Altra Industrial Motion Corp.	1,395	50,764
Blount International Inc.	1,757	24,791	(a)
CIRCOR International Inc.	366	28,230
CLARCOR Inc.	7,117	440,187
Columbus McKinnon Corp.	785	21,234
EnPro Industries Inc.	2,500	182,900	(a)
ESCO Technologies Inc.	2,882	99,833
IDEX Corp.	3,480	280,975
John Bean Technologies Corp.	764	23,676
LB Foster Co.	755	40,861
Luxfer Holdings PLC ADR	4,613	87,416
Mueller Industries Inc.	5,620	165,284
Nordson Corp.	2,375	190,451
RBC Bearings Inc.	1,800	115,290
Rexnord Corp.	789	22,210	(a)
Standex International Corp.	2,158	160,728
The Timken Co.	4,740	321,562
TriMas Corp.	9,728	370,929	(a)
Woodward Inc.	8,896	446,401
		3,432,040

Industrial REITs — 0.2%

Rexford Industrial Realty Inc.	2,059	29,320
STAG Industrial Inc.	2,008	48,212
		77,532

Internet Retail — 0.1%

Nutrisystem Inc.	1,400	23,954
Orbitz Worldwide Inc.	3,004	26,736	(a)
		50,690

Internet Software & Services — 1.6%

comScore Inc.	1,300	46,124	(a)
Constant Contact Inc.	1,200	38,532	(a)

	Number of Shares	Fair Value

Cornerstone OnDemand Inc.	1,062	$48,873	(a)
E2open Inc.	4,500	93,015	(a)
Envestnet Inc.	571	27,934	(a)
IntraLinks Holdings Inc.	3,925	34,893	(a)
LogMeIn Inc.	5,900	275,058	(a)
Move Inc.	2,000	29,580	(a)
NIC Inc.	3,500	55,475
SciQuest Inc.	3,600	63,684	(a)
VistaPrint N.V.	400	16,184	(a)
WebMD Health Corp.	500	24,150	(a)
		753,502

Investment Banking & Brokerage — 1.0%

Evercore Partners Inc.	454	26,169
Greenhill & Company Inc.	800	39,400
Piper Jaffray Cos.	1,045	54,100	(a)
Raymond James Financial Inc.	6,713	340,550
Stifel Financial Corp.	729	34,518	(a)
		494,737

IT Consulting & Other Services — 0.0%*

Datalink Corp.	1,008	10,080	(a)

Life & Health Insurance — 0.2%

American Equity Investment Life Holding Co.	2,213	54,440
StanCorp Financial Group Inc.	558	35,712
		90,152

Life Sciences Tools & Services — 2.0%

Bio-Rad Laboratories Inc.	1,800	215,478	(a)
Bruker Corp.	9,565	232,143	(a)
Cambrex Corp.	1,813	37,529	(a)
Charles River Laboratories International Inc.	526	28,151	(a)
ICON PLC	5,698	268,433	(a)
Luminex Corp.	7,100	121,765	(a)
PAREXEL International Corp.	600	31,704	(a)
		935,203

Managed Healthcare — 1.3%

Centene Corp.	5,283	399,448	(a)
Molina Healthcare Inc.	4,556	203,334	(a)
		602,782

Metal & Glass Containers — 0.0%*

AEP Industries Inc.	334	11,647	(a)

Multi-Line Insurance — 0.6%

HCC Insurance Holdings Inc.	6,068	296,968
Horace Mann Educators Corp.	386	12,070
		309,038

Multi-Utilities — 0.2%

Avista Corp.	1,145	38,380
Black Hills Corp.	743	45,613
		83,993

See Notes to Schedule of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Office REITs — 0.8%

BioMed Realty Trust Inc.	13,628	$297,499
Coresite Realty Corp.	2,365	78,211
DuPont Fabros Technology Inc.	769	20,732
		396,442

Office Services & Supplies — 0.9%

Herman Miller Inc.	4,763	144,033
HNI Corp.	605	23,661
Steelcase Inc.	1,189	17,990
West Corp.	8,506	227,961
		413,645

Oil & Gas Drilling — 0.2%

Pioneer Energy Services Corp.	6,913	121,254	(a)

Oil & Gas Equipment & Services — 2.3%

CARBO Ceramics Inc.	2,505	386,071
Dawson Geophysical Co.	308	8,824
Dril-Quip Inc.	1,032	112,736	(a)
Forum Energy Technologies Inc.	8,670	315,848	(a)
Hornbeck Offshore Services Inc.	1,368	64,186	(a)
ION Geophysical Corp.	5,487	23,155	(a)
Matrix Service Co.	800	26,232	(a)
Mitcham Industries Inc.	1,296	18,118	(a)
Natural Gas Services Group Inc.	1,000	33,060	(a)
Oil States International Inc.	1,553	99,532	(a)
		1,087,762

Oil & Gas Exploration & Production — 3.3%

Approach Resources Inc.	10,800	245,484	(a)
Athlon Energy Inc.	706	33,676	(a)
Bill Barrett Corp.	1,164	31,172	(a)
Bonanza Creek Energy Inc.	1,152	65,883	(a)
Carrizo Oil & Gas Inc.	646	44,742	(a)
Clayton Williams Energy Inc.	232	31,870	(a)
Diamondback Energy Inc.	400	35,520	(a)
Matador Resources Co.	1,876	54,929	(a)
Newfield Exploration Co.	7,385	326,417	(a)
Northern Oil and Gas Inc.	3,500	57,015	(a)
PetroQuest Energy Inc.	4,456	33,509	(a)
Resolute Energy Corp.	9,200	79,488	(a)
Sanchez Energy Corp.	4,884	183,590	(a)
SM Energy Co.	3,954	332,531
Synergy Resources Corp.	1,552	20,564	(a)
W&T Offshore Inc.	1,014	16,599
		1,592,989

Oil & Gas Refining & Marketing — 0.2%

Alon USA Energy Inc.	1,645	20,464
Renewable Energy Group Inc.	1,700	19,499	(a)
Western Refining Inc.	1,520	57,076
		97,039

Packaged Foods & Meats — 3.1%

B&G Foods Inc.	5,300	173,257
Lancaster Colony Corp.	2,600	247,416

	Number of Shares	Fair Value

Post Holdings Inc.	2,600	$132,366	(a)
Sanderson Farms Inc.	4,082	396,770
Snyder’s-Lance Inc.	9,600	254,016
TreeHouse Foods Inc.	3,600	288,252	(a)
		1,492,077

Paper Packaging — 0.7%

Packaging Corporation of America	4,741	338,934

Paper Products — 0.2%

KapStone Paper and Packaging Corp.	864	28,624	(a)
Neenah Paper Inc.	1,161	61,707
		90,331

Personal Products — 0.2%

Elizabeth Arden Inc.	3,600	77,112	(a)
Inter Parfums Inc.	325	9,604
		86,716

Pharmaceuticals — 0.6%

Depomed Inc.	2,200	30,580	(a)
Impax Laboratories Inc.	900	26,991	(a)
Lannett Company Inc.	1,869	92,740	(a)
Prestige Brands Holdings Inc.	4,158	140,914	(a)
		291,225

Property & Casualty Insurance — 1.6%

Allied World Assurance Company Holdings AG	7,900	300,358
Argo Group International Holdings Ltd.	4,755	243,028
Erie Indemnity Co.	300	22,578
RLI Corp.	1,327	60,750
The Navigators Group Inc.	1,800	120,690	(a)
		747,404

Publishing — 1.0%

John Wiley & Sons Inc.	7,947	481,509

Railroads — 0.7%

Genesee & Wyoming Inc.	3,170	332,850	(a)

Regional Banks — 6.8%

Bank of the Ozarks Inc.	1,424	47,633
BankUnited Inc.	1,530	51,224
Banner Corp.	814	32,259
Bryn Mawr Bank Corp.	3,800	110,656
Camden National Corp.	354	13,721
Capital Bank Financial Corp.	1,047	24,720	(a)
Cardinal Financial Corp.	753	13,900
CoBiz Financial Inc.	951	10,242
Columbia Banking System Inc.	893	23,495
Community Bank System Inc.	3,500	126,700
Cullen-Frost Bankers Inc.	2,729	216,737
CVB Financial Corp.	13,100	209,993
Enterprise Financial Services Corp.	743	13,419
Fidelity Southern Corp.	859	11,158
First Financial Bankshares Inc.	1,000	31,370

See Notes to Schedule of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Fulton Financial Corp.	11,133	$137,938
Glacier Bancorp Inc.	443	12,572
Great Southern Bancorp Inc.	539	17,275
Hancock Holding Co.	474	16,742
Home BancShares Inc.	882	28,947
Iberiabank Corp.	3,103	214,697
Independent Bank Corp.	1,900	72,922
Lakeland Financial Corp.	291	11,105
NBT Bancorp Inc.	2,900	69,658
Old National Bancorp	3,253	46,453
PacWest Bancorp	1,511	65,230
Prosperity Bancshares Inc.	6,562	410,781
Renasant Corp.	4,940	143,606
South State Corp.	440	26,840
Southwest Bancorp. Inc.	1,300	22,178
Susquehanna Bancshares Inc.	2,286	24,140
SVB Financial Group	1,415	165,017	(a)
Tristate Capital Holdings Inc.	954	13,480	(a)
UMB Financial Corp.	6,300	399,357
Umpqua Holdings Corp.	3,387	60,695
Union Bankshares Corp.	909	23,316
ViewPoint Financial Group Inc.	641	17,249
Washington Trust Bancorp Inc.	3,500	128,695
Westamerica Bancorporation	2,685	140,372
Wintrust Financial Corp.	987	45,402
		3,251,894

Reinsurance — 0.9%

Endurance Specialty Holdings Ltd.	6,800	350,812
Maiden Holdings Ltd.	3,133	37,878
Platinum Underwriters Holdings Ltd.	338	21,919
		410,609

Research & Consulting Services — 0.4%

Mistras Group Inc.	4,625	113,405	(a)
Resources Connection Inc.	7,128	93,448
		206,853

Residential REITs — 0.5%

Associated Estates Realty Corp.	2,816	50,744
Education Realty Trust Inc.	13,948	149,802
Sun Communities Inc.	536	26,714
		227,260

Restaurants — 1.2%

BJ’s Restaurants Inc.	5,300	185,023	(a)
Cracker Barrel Old Country Store Inc.	1,591	158,416
DineEquity Inc.	280	22,257
Ruby Tuesday Inc.	877	6,657	(a)
Texas Roadhouse Inc.	8,498	220,948
		593,301

Retail REITs — 0.2%

Glimcher Realty Trust	4,358	47,197
Inland Real Estate Corp.	3,819	40,596
Ramco-Gershenson Properties Trust	1,232	20,476
		108,269

	Number of Shares	Fair Value

Security & Alarm Services — 0.5%

The Brink’s Co.	8,755	$247,066

Semiconductor Equipment — 0.4%

Advanced Energy Industries Inc.	1,000	19,250	(a)
Entegris Inc.	2,000	27,490	(a)
Rudolph Technologies Inc.	14,444	142,707	(a)
		189,447

Semiconductors — 1.8%

Advanced Micro Devices Inc.	5,421	22,714	(a)
Ambarella Inc.	400	12,472	(a)
Diodes Inc.	1,065	30,842	(a)
Exar Corp.	1,889	21,346	(a)
Fairchild Semiconductor International Inc.	1,980	30,888	(a)
Integrated Device Technology Inc.	2,300	35,558	(a)
Lattice Semiconductor Corp.	4,300	35,475	(a)
Microsemi Corp.	12,097	323,716	(a)
RF Micro Devices Inc.	6,714	64,387	(a)
Semtech Corp.	8,207	214,613	(a)
Silicon Image Inc.	3,300	16,632	(a)
Synaptics Inc.	550	49,852	(a)
		858,495

Specialized Finance — 0.0%*

NewStar Financial Inc.	1,313	18,461	(a)

Specialized REITs — 0.1%

Potlatch Corp.	500	20,700
Sovran Self Storage Inc.	462	35,690
		56,390

Specialty Chemicals — 2.3%

Ferro Corp.	1,766	22,181	(a)
Flotek Industries Inc.	1,080	34,733	(a)
HB Fuller Co.	3,146	151,322
Innospec Inc.	1,900	82,023
OM Group Inc.	965	31,295
PolyOne Corp.	5,364	226,039
Sensient Technologies Corp.	9,987	556,476
Stepan Co.	169	8,933
		1,113,002

Steel — 0.4%

Commercial Metals Co.	7,407	128,215
Schnitzer Steel Industries Inc.	1,087	28,338
Worthington Industries Inc.	597	25,695
		182,248

Systems Software — 1.3%

FleetMatics Group PLC	5,400	174,636	(a)
MICROS Systems Inc.	3,445	233,915	(a)
Qualys Inc.	7,700	197,659	(a)
		606,210

See Notes to Schedule of Investments and Notes to Financial Statements.

Small-Cap Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Technology Distributors — 0.2%

Electro Rent Corp.	250	$4,183
Insight Enterprises Inc.	430	13,218	(a)
ScanSource Inc.	853	32,482	(a)
Tech Data Corp.	629	39,325	(a)
		89,208

Technology Hardware, Storage & Peripherals — 0.9%

Diebold Inc.	9,005	361,731
Electronics for Imaging Inc.	600	27,120	(a)
QLogic Corp.	1,800	18,162	(a)
Super Micro Computer Inc.	1,200	30,324	(a)
		437,337

Thrifts & Mortgage Finance — 0.3%

Essent Group Ltd.	1,256	25,233	(a)
MGIC Investment Corp.	2,515	23,239	(a)
Oritani Financial Corp.	1,200	18,468
Radian Group Inc.	1,793	26,554
Washington Federal Inc.	1,858	41,675
		135,169

Trading Companies & Distributors — 0.8%

Aceto Corp.	3,700	67,118
Applied Industrial Technologies Inc.	6,678	338,775
		405,893

Trucking — 1.3%

Landstar System Inc.	3,000	192,000
Marten Transport Ltd.	1,789	39,984
Old Dominion Freight Line Inc.	5,332	339,542	(a)
Saia Inc.	800	35,144	(a)
		606,670

Total Common Stock (Cost $33,464,204)		45,298,769

	Fair Value
Short-Term Investments — 4.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $2,230,332)	$2,230,332	(b,c)

Total Investments (Cost $35,694,536)	47,529,101

Other Assets and Liabilities, net — 0.4%	172,314

NET ASSETS — 100.0%	$47,701,415

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	September 2014	5	$595,150	$10,546

See Notes to Schedule of Investments and Notes to Financial Statements.

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2014.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/14†		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09
Inception date											4/28/00
Net asset value, beginning of period	$16.26		$13.37		$12.85		$12.46		$9.79		$7.48
Income/(loss) from investment operations:
Net investment income (loss)	(0.02)	*	(0.03)		0.00	††	(0.01)		0.02	*	0.04
Net realized and unrealized gains/(losses) on investments	0.78		4.96		1.86		0.40		2.67		2.27
Total income from investment operations	0.76		4.93		1.86		0.39		2.69		2.31
Less distributions from:
Net investment income	—		—		0.00	††	0.00	††	0.02		—
Net realized gains	—		2.04		1.34		—		—		—
Total distributions	—		2.04		1.34		0.00		0.02		0.00
Net asset value, end of period	$17.02		$16.26		$13.37		$12.85		$12.46		$9.79
TOTAL RETURN(a)	4.67%		36.89%		14.57%		3.13%		27.47%		30.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$47,701		$50,248		$41,942		$46,855		$55,527		$54,114
Ratios to average net assets:
Net investment income (loss)	(0.29)%	**	(0.23)%		0.01%		(0.07)%		0.18%		(0.04)%
Net expenses	1.29%	(b)**	1.27%	(b)(c)	1.34%	(b)(c)	1.28%	(b)(c)	1.12%	(b)	1.52%	(b)
Gross expenses	1.29%	**	1.28%		1.38%		1.50%		1.13%		1.52%
Portfolio turnover rate	19%		39%		36%		44%		47%		40%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s advisory and administrative fee (“management fee”) in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
(c)	Reflects a voluntary reimbursement of other operating expenses by GEAM.
†	Unaudited.
††	Rounds to less than $0.01.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities June 30, 2014	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $33,464,204)	$45,298,769
Short-term investments, at Amortized Cost	2,230,332
Restricted cash	30,600
Receivable for investments sold	468,231
Income receivables	38,331
Variation margin receivable	4,150
Other assets	1,129
Total assets	48,071,542

LIABILITIES
Payable for investments purchased	158,114
Payable for fund shares redeemed	89,682
Payable to GEAM	36,793
Accrued other expenses	85,538
Total liabilities	370,127
NET ASSETS	$47,701,415

NET ASSETS CONSIST OF:
Capital paid in	31,533,021
Undistributed (distributions in excess of) net investment income	(69,572)
Accumulated net realized gain	4,392,855
Net unrealized appreciation (depreciation) on:
Investments	11,834,565
Futures	10,546
NET ASSETS	$47,701,415

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,802,054
Net asset value per share	$17.02

The accompanying Notes are an integral part of these financial statements.

Statement of Operations For the period ended June 30, 2014	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$237,054
Less: Foreign taxes withheld	(704)
Total income	236,350

Expenses:
Advisory and administration fees	225,328
Directors’ fees	888
Custody and accounting expenses	57,265
Professional fees	11,426
Other expenses	11,601
Total expenses before waivers	306,508
Less: Fees waived by the adviser	(586)
Net expenses	305,922
Net investment loss	(69,572)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	3,429,421
Futures	32,828

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(1,259,835)
Futures	(21,249)
Net realized and unrealized gain (loss) on investments	2,181,165
Net increase (decrease) in net assets resulting from operations	$2,111,593

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets
	Six Months Ended June 30, 2014*	Year Ended December 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(69,572)	$(104,184)
Net realized gain (loss) on investments and futures	3,462,249	6,325,609
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(1,281,084)	8,171,419
Net increase (decrease) from operations	2,111,593	14,392,844
Distributions to shareholders from:
Net realized gains	—	(5,590,639)
Total distributions	—	(5,590,639)
Increase (decrease) in assets from operations and distributions	2,111,593	8,802,205
Share transactions:
Proceeds from sale of shares	449,562	2,425,268
Value of distributions reinvested	—	5,590,639
Cost of shares redeemed	(5,107,773)	(8,511,846)
Net increase (decrease) from share transactions	(4,658,211)	(495,939)
Total increase (decrease) in net assets	(2,546,618)	8,306,266

NET ASSETS
Beginning of period	50,248,033	41,941,767
End of period	$47,701,415	$50,248,033
Undistributed (distributions in excess of) net investment income, end of period	$(69,572)	$—

CHANGES IN FUND SHARES
Shares sold	28,051	150,979
Issued for distributions reinvested	—	344,888
Shares redeemed	(315,351)	(543,545)
Net decrease in fund shares	(287,300)	(47,678)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

Notes to Financial Statements	June 30, 2014 (Unaudited)

1. Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight Funds are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund (the “Fund”), Total Return Fund, Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into derivative transactions such as futures to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. During the six-month period ended June 30, 2014, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss upon the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable

Notes to Financial Statements	June 30, 2014 (Unaudited)

bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and

model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Notes to Financial Statements	June 30, 2014 (Unaudited)

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$45,298,769	$—	$—	$45,298,769
Short-Term Investments	—	2,230,332	—	2,230,332

Total Investments in Securities	$45,298,769	$2,230,332	$—	$47,529,101

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$10,546	$—	$—	$10,546

†	See Schedule of Investments for industry classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2014.

	Asset Derivatives June 30, 2014			Liability Derivatives June 30, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	10,546	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Notes to Financial Statements	June 30, 2014 (Unaudited)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	5,800,420/ (6,029,829)	32,828	(21,249)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing fund. The maximum amount allowed to be borrowed by any one fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2014.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

GEAM had a contractual arrangement with the Fund to waive a portion of the Fund’s Management Fee in the amount equal to the Management Fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund (the “Fee Waiver Agreement”). Effective June 26, 2014, the State Street Institutional U.S. Government Money Market Fund replaced the GE Institutional Money Market Fund as the cash sweep vehicle for the Fund’s cash holdings. As a result, the Fee Waiver Agreement was terminated effective June 26, 2014.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with GEAM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc. and (v) SouthernSun Asset Management, LLC. GEAM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of GEAM and the Board. For their services, GEAM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

8.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than

Notes to Financial Statements	June 30, 2014 (Unaudited)

short-term securities, for the six-month period ended June 30, 2014, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$8,756,511	$12,832,856

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2010, 2011, 2012, and 2013 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation
$36,035,251	$12,333,908	$(840,058)	$11,493,850

As of December 31, 2013, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2013.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2013	$866,133	$4,724,506	$5,590,639
2012	113,702	3,708,420	3,822,122

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) investments in futures, distributions from real estate investment trusts (“REITs”) and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2013 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$104,184	$(95,758)	$(8,426)

Sub-Advisory Agreement	(Unaudited)

Approval of a New Sub-Advisory Agreement with SouthernSun Asset Management, LLC by the Board and the Independent Board Members

At a meeting held on March 6, 2014 (the “Meeting”), the Board, including the independent Board members, considered the acquisition of SouthernSun Asset Management, LLC (“SouthernSun”) by Affiliated Managers Group, Inc. which was anticipated to close in April 2014 (the “Transaction”). At the Meeting, the Board was advised that the Transaction would result in a change of control of SouthernSun, and, consequently, the assignment and automatic termination of the previous sub-advisory agreement with SouthernSun pursuant to the terms of said agreement and provisions of the 1940 Act. At the Meeting, the Board discussed the Transaction with representatives of GEAM, as well as the terms of the new sub-advisory agreement and the implications, if any, that the closing of the Transaction would have for SouthernSun’s performance as an investment sub-adviser to the Small-Cap Equity Fund (the “Fund”). At the Meeting, representatives of GEAM confirmed that there would be no change in SouthernSun’s investment process or personnel who have been principally responsible for managing its allocated portion of the Fund as a result of the Transaction. In addition, representatives of GEAM confirmed that SouthernSun continued to effectively complement the Fund’s other sub-advisers and that the terms of the new sub-advisory agreement with SouthernSun were substantially the same in all material respects to the previous sub-advisory agreement with SouthernSun.

In order for SouthernSun to provide uninterrupted investment sub-advisory services to the Fund after consummation of the Transaction, the Board, including a majority of the independent Board members, approved the continuation of SouthernSun as a sub-adviser for the Fund and the new sub-advisory agreement with SouthernSun, effective upon consummation of the Transaction. In determining whether to approve the new sub-advisory agreement with SouthernSun, the Board considered the materials prepared by GEAM and SouthernSun received in advance of the annual contract renewal Board meetings held on December 11 and 13, 2013 and the Meeting and other information, which included: (i) a copy of a form of the new sub-advisory agreement with SouthernSun; (ii) information regarding the process by which GEAM initially recommended SouthernSun for Board approval, and more recently, recommended that the Board approve the continuation of SouthernSun, and GEAM’s rationale for retaining SouthernSun following the closing of the Transaction; (iii) information regarding the nature, extent and quality of the services that SouthernSun provided to the Fund; (iv) information regarding SouthernSun’s reputation, investment management business, personnel, and operations, and the effect that the Transaction may have on SouthernSun’s business and operations; (v) information regarding SouthernSun’s brokerage and trading policies and practices; (vi) information regarding the level of sub-advisory fees charged by SouthernSun; (vii) information regarding SouthernSun’s compliance program; (viii) information regarding SouthernSun’s historical performance returns managing its allocated portion of the Fund and investment mandates similar to the Fund’s investment mandate, including information comparing that performance to a relevant index; and (ix) information regarding SouthernSun’s financial condition before and after the Transaction. The Board also considered the substance of its discussions with representatives of GEAM at the December 13, 2013 Board meeting and the Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act. In particular, the Board members focused on the following:

The Nature, Extent and Quality of Services Expected to be Provided.

The Board reviewed the services expected to be provided to the Fund by SouthernSun. The Board noted that as a result of the Transaction, there would be no changes in the nature, extent or quality of the sub-advisory services currently provided by SouthernSun, or in the portfolio management of the Fund with respect to the assets it managed. The Board focused on its extensive past experiences with SouthernSun in connection with its services as a sub-adviser to the Fund. The Board considered SouthernSun’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, and its experienced professionals, including research analysts and portfolio managers with experience involving small-cap equity securities. The Board also considered the review process undertaken by GEAM and GEAM’s favorable assessment of the nature and quality of the investment sub-advisory services provided and expected to be provided to the Fund by SouthernSun after consummation of the Transaction.

Sub-Advisory Agreement	(Unaudited)

In light of the foregoing, the Board, including the independent Board members, concluded that the services expected to be provided by SouthernSun would be satisfactory and would have the potential to benefit the Fund.

Investment Performance Of SouthernSun.

The Board members considered the investment performance of SouthernSun for various periods focusing on SouthernSun’s investment performance with respect to the Fund and its history of sub-advising the Fund. The Board members reviewed detailed information provided by GEAM and SouthernSun comparing SouthernSun’s performance to that of relevant securities indices and peer groupings over these periods, at the Meeting as well as the annual contract renewal meetings held on December 11 and 13, 2013. On this basis, the Board, including the independent Board members, concluded that SouthernSun’s historical performance record in managing its allocated portion of the Fund’s investment portfolio, when viewed together with the other factors considered by the Board, supported a decision to approve the new sub-advisory agreement with SouthernSun.

Cost of the Services to be Provided and Profits to be Realized from the Relationship with the Fund.

The Board considered the proposed fee payable under the new sub-advisory agreement with SouthernSun, noting that the fee would be paid by GEAM, and not the Fund, and, thus, would not impact the fee paid by the Fund. The Board considered that the proposed fee to be paid to SouthernSun by GEAM under the new sub-advisory agreement with SouthernSun was the same as the fee paid under the previous sub-advisory agreement with SouthernSun and had been negotiated at arm’s-length. Given the arm’s-length nature of the arrangement, the Board concluded that the fee payable to SouthernSun by GEAM under the new sub-advisory agreement with SouthernSun with respect to the assets to be allocated to SouthernSun was reasonable and appropriate.

In addition, the Board recognized that, because the fee payable to SouthernSun was the same as the fee paid under the previous sub-advisory agreement and would continue to be paid by GEAM, the Transaction had no impact on the profitability of the Fund to GEAM and an analysis of profitability in general was more appropriate in the context of the Board’s consideration of the advisory agreement with GEAM. Accordingly, considerations of profitability with respect to approval of the new sub-advisory agreement with SouthernSun were not relevant to the Board’s determination to approve the agreement.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fee, because GEAM will pay SouthernSun out of its advisory fees received from the Fund, and noted that the Board considered economies of scale for the Fund in connection with the annual renewal of GEAM’s advisory agreement with the Fund.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Fund by SouthernSun, and the proposed fee to be charged to GEAM for those services. The Board members noted they had reviewed information regarding the proposed sub-advisory fee at the meetings held on December 11 and 13, 2013, and noted that it would be competitive with applicable peer group averages.

The Board, including the independent Board members, concluded that, based on this information, the proposed sub-advisory fee would be reasonable in relation to the services expected to be provided to the Fund.

Fall-Out Benefits.

The Board considered that there may be financial benefits that SouthernSun derives from its relationship with GEAM and the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed fee to SouthernSun.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent Board members, concluded that the new sub-advisory agreement with SouthernSun was in the best interest of the Fund and its shareholders.

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    48

Position(s) Held with Fund    Director and President

Term of Office and Length of Time Served    Until successor is elected and qualified — Less than 1 Year

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

Additional Information	(Unaudited)

JoonWon Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 8 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 17 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Additional Information	(Unaudited)

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. LaPorta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Real Estate Securities Fund

Semi-Annual Report

June 30, 2014

GE Investments Funds, Inc.

Real Estate Securities Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Real Estate Securities Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Real Estate Securities Fund (“the Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum total return through current income and capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund does not invest directly in real estate.

Sector Allocation

as a % of Fair Value of $107,028 (in thousands) on June 30, 2014 (a)(b)

Top Ten Largest Holdings

as of June 30, 2014 (as a % of Fair Value) (a)(b)

Simon Property Group Inc.	7.39%
Boston Properties Inc.	4.84%
Prologis Inc.	4.39%
Essex Property Trust Inc.	3.91%
General Growth Properties Inc.	3.81%
Ventas Inc.	3.55%
UDR Inc.	3.35%
Host Hotels & Resorts Inc.	3.33%
Healthcare REIT Inc.	3.16%
Regency Centers Corp.	2.71%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Real Estate Securities Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2014 – June 30, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,183.80	5.09
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.13	4.71

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.94% (for the period January 1, 2014 – June 30, 2014), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Real Estate Securities Fund

Schedule of Investments	June 30, 2014 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Fair Value
Common Stock (REITs) — 98.9%†

Alternate Housing — 0.9%

Education Realty Trust Inc.	85,290	$916,015

Healthcare — 10.0%

Aviv REIT Inc.	24,920	701,996
HCP Inc.	38,930	1,610,923
Healthcare REIT Inc.	53,920	3,379,167
Omega Healthcare Investors Inc.	14,480	533,733
Sabra Healthcare REIT Inc.	24,520	703,969
Ventas Inc.	59,200	3,794,720
		10,724,508

Hotel — 8.5%

Ashford Hospitality Prime Inc.	14,070	241,441
Host Hotels & Resorts Inc.	161,730	3,559,678
RLJ Lodging Trust	9,490	274,166
Starwood Hotels & Resorts Worldwide Inc.	10,610	857,500
Strategic Hotels & Resorts Inc.	117,310	1,373,700	(a)
Sunstone Hotel Investors Inc.	186,810	2,789,073
		9,095,558

Industrial — 5.6%

First Industrial Realty Trust Inc.	39,670	747,383
Prologis Inc.	114,400	4,700,696
Rexford Industrial Realty Inc.	40,270	573,445
		6,021,524

Multifamily — 15.5%

American Campus Communities Inc.	26,140	999,594
AvalonBay Communities Inc.	18,290	2,600,655
Camden Property Trust	14,720	1,047,328
Equity Residential	31,730	1,998,990
Essex Property Trust Inc.	22,610	4,180,815
Mid-America Apartment Communities Inc.	29,380	2,146,209
UDR Inc.	125,240	3,585,621
		16,559,212

Net Lease — 3.2%

American Realty Capital Properties Inc.	67,830	849,910
EPR Properties	10,640	594,457
National Retail Properties Inc.	18,830	700,287
Spirit Realty Capital Inc.	114,700	1,302,992
		3,447,646

Office — 22.1%

American Assets Trust Inc.	27,610	953,926
Boston Properties Inc.	43,830	5,179,830
Brandywine Realty Trust	75,390	1,176,084
Corporate Office Properties Trust	19,700	547,857
Duke Realty Corp.	129,640	2,354,262

	Number of Shares	Fair Value
Empire State Realty Trust Inc.	22,690	$374,385
Highwoods Properties Inc.	50,960	2,137,772
Hudson Pacific Properties Inc.	59,130	1,498,354
Kilroy Realty Corp.	12,840	799,675
Liberty Property Trust	71,410	2,708,581
PS Business Parks Inc.	12,770	1,066,167
SL Green Realty Corp.	23,860	2,610,523
Vornado Realty Trust	20,180	2,153,811
		23,561,227

Regional Malls — 15.0%

General Growth Properties Inc.	172,910	4,073,760
Glimcher Realty Trust	17,060	184,760
Simon Property Group Inc.	47,580	7,911,602
Tanger Factory Outlet Centers Inc.	39,890	1,394,953
The Macerich Co.	36,450	2,433,038
		15,998,113

Self Storage — 4.7%

Extra Space Storage Inc.	20,560	1,094,820
Public Storage	16,860	2,888,961
Sovran Self Storage Inc.	14,030	1,083,818
		5,067,599

Shopping Centers — 10.1%

Acadia Realty Trust	19,200	539,328
DDR Corp.	79,140	1,395,238
Excel Trust Inc.	25,850	344,581
Federal Realty Investment Trust	8,950	1,082,234
Kimco Realty Corp.	108,630	2,496,318
Regency Centers Corp.	52,090	2,900,371
Retail Opportunity Investments Corp.	50,410	792,949
Retail Properties of America Inc.	53,540	823,445
Washington Prime Group Inc.	22,660	424,648	(a)
		10,799,112

Specialty — 3.3%

Alexandria Real Estate Equities Inc.	19,960	1,549,694
Coresite Realty Corp.	3,930	129,965
CyrusOne Inc.	10,360	257,964
Digital Realty Trust Inc.	26,490	1,544,897
		3,482,520

Total Common Stock (REITs) (Cost $94,262,368)		105,673,034

Short-Term Investments — 1.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $1,354,854)		1,354,854	(b,c	)

Total Investments (Cost $95,617,222)		107,027,888

Liabilities in Excess of Other Assets, net — (0.2)%		(253,453)

NET ASSETS — 100.0%		$106,774,435

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2014.

Abbreviations:

REIT	Real Estate Investment Trust

4

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/14†		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09
Inception date	—		—		—		—		—		5/1/95
Net asset value, beginning of period	$12.68		$13.27		$11.58		$10.68		$8.41		$6.46
Income/(loss) from investment operations:
Net investment income	0.19		0.19		0.29		0.21		0.19	*	1.03
Net realized and unrealized gains/(losses) on investments	2.14		0.16		1.65		0.84		2.24		1.29
Total income from investment operations	2.33		0.35		1.94		1.05		2.43		2.32
Less distributions from:
Net investment income	—		0.20		0.25		0.15		0.16		0.22
Net realized gains	—		0.74		—		—		—		—
Return of capital	—		—		—		—		—		0.15
Total distributions	—		0.94		0.25		0.15		0.16		0.37
Net asset value, end of period	$15.01		$12.68		$13.27		$11.58		$10.68		$8.41
TOTAL RETURN(a)	18.38%		2.60%		16.79%		9.85%		28.94%		35.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$106,774		$102,603		$76,751		$75,012		$78,316		$70,574
Ratios to average net assets:
Net investment income	2.49%	**	1.50%		2.13%		1.73%		1.97%		4.75%
Net expenses	0.94%	(b)**	0.96%	(b)	0.98%	(b)	1.04%	(b)	0.92%	(b)	1.04%	(b)
Gross expenses	0.94%	**	0.96%		0.98%		1.04%		0.93%		1.04%
Portfolio turnover rate	25%		82%		49%		69%		113%		105%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s advisory and administrative fee (“management fee”) in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities June 30, 2014	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $94,262,368)	$105,673,034
Short-term investments, at Amortized Cost	1,354,854
Receivable for investments sold	355,566
Income receivables	292,804
Other assets	2,842
Total assets	107,679,100

LIABILITIES
Payable for investments purchased	652,726
Payable for fund shares redeemed	112,051
Payable to GEAM	74,393
Accrued other expenses	65,495
Total liabilities	904,665
NET ASSETS	$106,774,435

NET ASSETS CONSIST OF:
Capital paid in	$89,966,707
Undistributed (distributions in excess of) net investment income	1,301,919
Accumulated net realized gain	4,095,143
Net unrealized appreciation (depreciation) on:
Investments	11,410,666
NET ASSETS	$106,774,435
Shares outstanding ($0.01 par value; unlimited shares authorized)	7,112,244
Net asset value per share	$15.01

The accompanying Notes are an integral part of these financial statements.

6

Statement of Operations For the period ended June 30, 2014	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$1,790,924
Total income	1,790,924

Expenses:
Advisory and administration fees	443,804
Directors’ fees	1,639
Custody and accounting expenses	14,933
Professional fees	10,245
Other expenses	18,473
Total expenses before waivers	489,094
Less: Fees waived by the adviser	(89)
Net expenses	489,005
Net investment income	1,301,919

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	3,819,246
Increase (decrease) in unrealized appreciation/depreciation on investments	12,596,780
Net realized and unrealized gain (loss) on investments	16,416,026
Net increase (decrease) in net assets resulting from operations	$17,717,945

The accompanying Notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets
	Six Months Ended June 30, 2014*	Year Ended December 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,301,919	$1,393,744
Net realized gain (loss) on investments	3,819,246	10,391,693
Net increase (decrease) in unrealized appreciation/depreciation on investments	12,596,780	(12,704,573)
Net increase (decrease) from operations	17,717,945	(919,136)
Distributions to shareholders from:
Net investment income	—	(1,500,249)
Net realized gains	—	(5,564,407)
Total distributions	—	(7,064,656)
Increase (decrease) in assets from operations and distributions	17,717,945	(7,983,792)
Share transactions:
Proceeds from sale of shares	743,890	47,940,482
Value of distributions reinvested	—	7,064,656
Cost of shares redeemed	(14,289,950)	(21,169,647)
Net increase (decrease) from share transactions	(13,546,060)	33,835,491
Total increase (decrease) in net assets	4,171,885	25,851,699

NET ASSETS
Beginning of period	102,602,550	76,750,851
End of period	$106,774,435	$102,602,550
Undistributed (distributions in excess of) net investment income, end of period	$1,301,919	$—

CHANGES IN FUND SHARES
Shares sold	51,897	3,262,215
Issued for distributions reinvested	—	555,834
Shares redeemed	(1,030,284)	(1,512,052)
Net increase (decrease) in fund shares	(978,387)	2,305,997

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

8

Notes to Financial Statements	June 30, 2014 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund (the “Fund”).

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into derivative transactions to gain market exposure for residual and accumulating cash positions.

Real Estate Investment Trusts Dividend income, attributable to real estate investment trusts (“REITs”), is recorded based on management’s estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end and may differ from the estimated amounts.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value

9

Notes to Financial Statements	June 30, 2014 (Unaudited)

and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps,

10

Notes to Financial Statements	June 30, 2014 (Unaudited)

cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$105,673,034	$—	$—	$105,673,034
Short-Term Investments	—	1,354,854	—	1,354,854

Total Investments in Securities	$105,673,034	$1,354,854	$—	$107,027,888

†	See Schedule of Investments for Industry Classifications.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing fund. The maximum amount allowed to be borrowed by any one fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2014.

5.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Board effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

Average Daily Net Assets of Fund	Advisory and Administration Fees
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%

GEAM had a contractual arrangement with the Fund to waive a portion of the Fund’s management fee in the amount equal to the management fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund (the “Fee Waiver Agreement”). Effective June 26, 2014, the State Street Institutional U.S. Government Money Market Fund replaced the GE Institutional Money Market Fund as the cash sweep vehicle for the Fund’s cash holdings. As a result, the Fee Waiver Agreement was terminated effective June 26, 2014.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

6.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, CenterSquare Management, Inc. (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board. For their services, GEAM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

11

Notes to Financial Statements	June 30, 2014 (Unaudited)

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2014, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$26,419,771	$38,405,529

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2010, 2011, 2012, and 2013 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments For Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation
$96,004,971	$11,506,966	$(484,049)	$11,022,917

As of December 31, 2013, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders.

During the year ended December 31, 2013, the Fund utilized $3,984,210 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2013 as follows:

Capital	Ordinary
$(197,947)	$—

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2013	$1,393,744	$5,670,912	$7,064,656
2012	1,450,497	—	1,450,497

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from REITs, investments organized as partnerships for tax purposes and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2013 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$106,505	$514,945	$(621,450)

12

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    48

Position(s) Held with Fund    Director and President

Term of Office and Length of Time Served    Until successor is elected and qualified — Less than 1 year

Principal Occupation(s) During Past 5 years    Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel — Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel — Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

13

Additional Information	(Unaudited)

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 8 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

14

Additional Information	(Unaudited)

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified — 17 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

15

Additional Information	(Unaudited)

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

16

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. LaPorta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

17

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Premier Growth Equity Fund

Semi-Annual Report

June 30, 2014

GE Investments Funds, Inc.

Premier Growth Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Premier Growth Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Premier Growth Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large-and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocations

as a % of Fair Value of $39,677 (in thousands) on June 30, 2014 (a)(b)

Top Ten Largest Holdings

as of June 30, 2014 (as a % of Fair Value) (a)(b)

Gilead Sciences Inc.	4.64%
Schlumberger Ltd.	4.50%
QUALCOMM Inc.	4.36%
Monsanto Co.	4.00%
Covidien PLC	3.94%
Apple Inc.	3.78%
Lowe’s Companies Inc.	3.67%
Baidu Inc. ADR	3.65%
CME Group Inc.	3.40%
Liberty Global PLC	3.36%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Premier Growth Equity Fund	(Unaudited)

Understanding Your Fund’s E xpenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2014 – June 30, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,042.70	4.15
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.73	4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82% (for the period January 1, 2014 – June 30, 2014), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Premier Growth Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

Premier Growth Equity Fund

	Number of Shares	Fair Value

Common Stock — 98.8%†

Air Freight & Logistics — 2.0%

United Parcel Service Inc.	7,881	$809,064

Application Software — 2.6%

Intuit Inc.	12,608	1,015,322

Asset Management & Custody Banks — 3.2%

State Street Corp.	18,549	1,247,606	(a)

Biotechnology — 9.0%

Alexion Pharmaceuticals Inc.	4,364	681,875	(b)
Amgen Inc.	8,850	1,047,575
Gilead Sciences Inc.	22,185	1,839,358	(b)
		3,568,808

Broadcasting — 1.8%

Discovery Communications Inc.	9,941	721,617	(b)

Cable & Satellite — 6.1%

Comcast Corp., Special Class A	20,367	1,086,172
Liberty Global PLC	31,521	1,333,654	(b)
		2,419,826

Casinos & Gaming — 2.1%

Las Vegas Sands Corp.	10,911	831,636

Communications Equipment — 4.4%

QUALCOMM Inc.	21,822	1,728,302

Data Processing & Outsourced Services — 2.9%

Visa Inc.	5,455	1,149,423

Fertilizers & Agricultural Chemicals — 4.0%

Monsanto Co.	12,729	1,587,816

Healthcare Equipment — 6.2%

Abbott Laboratories	21,822	892,520
Covidien PLC	17,336	1,563,360
		2,455,880

Healthcare Services — 2.4%

Express Scripts Holding Co.	13,944	966,738	(b)

Healthcare Supplies — 2.7%

DENTSPLY International Inc.	10,306	487,989
The Cooper Companies Inc.	4,243	575,054
		1,063,043

	Number of Shares	Fair Value

Home Improvement Retail — 3.7%

Lowe’s Companies Inc.	30,309	$1,454,529

Industrial Machinery — 2.0%

Dover Corp.	8,487	771,893

Internet Retail — 2.5%

Amazon.com Inc.	3,030	984,083	(b)

Internet Software & Services — 10.7%

Baidu Inc. ADR	7,759	1,449,459	(b)
eBay Inc.	20,367	1,019,572	(b)
Facebook Inc., Class A	6,425	432,338	(b)
Google Inc., Class A	1,091	637,875	(b)
Google Inc., Class C	1,212	697,239	(b)
		4,236,483

Investment Banking & Brokerage — 1.7%

The Charles Schwab Corp.	24,730	665,979

Movies & Entertainment — 2.2%

The Walt Disney Co.	10,305	883,551

Oil & Gas Equipment & Services — 4.5%

Schlumberger Ltd.	15,154	1,787,414

Oil & Gas Exploration & Production — 1.1%

Anadarko Petroleum Corp.	4,122	451,235

Soft Drinks — 3.3%

PepsiCo Inc.	14,790	1,321,339

Specialized Finance — 5.4%

CME Group Inc.	19,034	1,350,462
McGraw Hill Financial Inc.	9,699	805,308
		2,155,770

Specialized REITs — 3.0%

American Tower Corp.	13,336	1,199,973

Specialty Stores — 2.2%

Dick’s Sporting Goods Inc.	18,791	874,909

Technology Hardware, Storage & Peripherals — 7.1%

Apple Inc.	16,128	1,498,775	(c)
EMC Corp.	49,099	1,293,268
		2,792,043

Total Common Stock (Cost $24,363,499)		39,144,282

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Premier Growth Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Fair Value
Short-Term Investments — 1.4%
State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $532,875)	$532,875	(d,e)

Total Investments (Cost $24,896,374)	39,677,157

Liabilities in Excess of Other Assets, net — (0.2)%	(65,286)

NET ASSETS — 100.0%	$39,611,871

Other Information:

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2014	3	$(292,860)	$(1,393)

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2014.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

5

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/14†		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09
Inception date	—		—		—		—		—		12/12/97
Net asset value, beginning of period	$107.84		$85.99		$71.78		$71.60		$64.30		$46.49
Income/(loss) from investment operations:
Net investment income	0.22		0.58		0.78		0.15		0.14	*	0.20
Net realized and unrealized gains/(losses) on investments	4.38		29.35		14.20		0.19		7.32		17.81
Total income from investment operations	4.60		29.93		14.98		0.34		7.46		18.01
Less distributions from:
Net investment income	—		0.58		0.77		0.16		0.16		0.20
Net realized gains	—		7.50		—		—		—		—
Total distributions	—		8.08		0.77		0.16		0.16		0.20
Net asset value, end of period	$112.44		$107.84		$85.99		$71.78		$71.60		$64.30
TOTAL RETURN(a)	4.27%		34.88%		20.88%		0.47%		11.61%		38.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$39,612		$40,852		$35,397		$37,871		$45,280		$48,620
Ratios to average net assets:
Net investment income	0.40%	**	0.54%		0.84%		0.19%		0.22%		0.33%
Net expenses	0.82%	(b)**	0.83%	(b)	0.85%	(b)	0.91%	(b)	0.76%	(b)	0.90%	(b)
Gross expenses	0.82%	**	0.83%		0.85%		0.92%		0.76%		0.90%
Portfolio turnover rate	10%		21%		17%		21%		19%		18%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s advisory and administrative fee (“management fee”) in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2014	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $24,363,499)	$39,144,282
Short-term investments, at Amortized Cost	532,875
Receivable for investments sold	28,821
Income receivables	27,112
Other assets	893
Total assets	39,733,983

LIABILITIES
Payable for investments purchased	49,654
Payable for fund shares redeemed	10,273
Payable to GEAM	20,849
Accrued other expenses	41,276
Variation margin payable	60
Total liabilities	122,112
NET ASSETS	$39,611,871

NET ASSETS CONSIST OF:
Capital paid in	22,372,078
Undistributed (distributions in excess of) net investment income	78,632
Accumulated net realized gain	2,381,771
Net unrealized appreciation (depreciation) on:
Investments	14,780,783
Futures	(1,393)
NET ASSETS	$39,611,871
Shares outstanding ($0.01 par value; unlimited shares authorized)	352,304
Net asset value per share	$112.44

The accompanying Notes are an integral part of these financial statements.

7

Statement of Operations For the period ended June 30, 2014	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$237,871
Total income	237,871

Expenses:
Advisory and administration fees	127,330
Directors’ fees	770
Custody and accounting expenses	12,257
Professional fees	9,380
Other expenses	9,859
Total expenses before waivers	159,596
Less: Fees waived by the adviser	(283)
Net expenses	159,313
Net investment income	78,558

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	1,838,445
Futures	39,963

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(327,837)
Futures	(31,765)
Net realized and unrealized gain (loss) on investments	1,518,806
Net increase (decrease) in net assets resulting from operations	$1,597,364

The accompanying Notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets
	Six Months Ended June 30, 2014*	Year Ended December 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$78,558	$203,784
Net realized gain (loss) on investments and futures	1,878,408	4,412,279
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(359,602)	6,759,941
Net increase (decrease) from operations	1,597,364	11,376,004
Distributions to shareholders from:
Net investment income	—	(204,810)
Net realized gains	—	(2,644,728)
Total distributions	—	(2,849,538)
Increase (decrease) in assets from operations and distributions	1,597,364	8,526,466
Share transactions:
Proceeds from sale of shares	154,262	1,321,873
Value of distributions reinvested	—	2,849,538
Cost of shares redeemed	(2,992,120)	(7,242,978)
Net increase (decrease) from share transactions	(2,837,858)	(3,071,567)
Total increase (decrease) in net assets	(1,240,494)	5,454,899

NET ASSETS
Beginning of period	40,852,365	35,397,466
End of period	$39,611,871	$40,852,365
Undistributed (distributions in excess of) net investment income, end of period	$78,632	$74

CHANGES IN FUND SHARES
Shares sold	1,433	13,812
Issued for distributions reinvested	—	26,621
Shares redeemed	(27,960)	(73,257)
Net decrease in fund shares	(26,527)	(32,824)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2014 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund (the “Fund”), Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The

Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. During the six-month period ended June 30, 2014, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable

10

Notes to Financial Statements	June 30, 2014 (Unaudited)

bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and

model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

11

Notes to Financial Statements	June 30, 2014 (Unaudited)

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$39,144,282	$—	$—	$39,144,282
Short-Term Investments	—	532,875	—	532,875

Total Investments in Securities	$39,144,282	$532,875	$—	$39,677,157

Other Financial Instruments*
Short Futures Contracts — Unrealized Depreciation	$(1,393)	$—	$—	$(1,393)

†	See Schedule of Investments for industry classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2014.

	Asset Derivatives June 30, 2014		Liability Derivatives June 30, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(1,393)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

12

Notes to Financial Statements	June 30, 2014 (Unaudited)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	1,845,976/ (3,067,584)	39,963	(31,765)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing fund. The maximum amount allowed to be borrowed by any one fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2014.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 15, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Prior to June 30, 2014, GEAM had a contractual arrangement with the Fund to waive a portion of the Fund’s Management Fee in the amount equal to the Management Fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund (the “Fee Waiver Agreement”). Effective June 26, 2014, the State Street Institutional U.S. Government Money Market Fund replaced the GE Institutional Money Market Fund as the cash sweep vehicle for the Fund’s cash holdings. As a result, the Fee Waiver Agreement was terminated effective June 26, 2014.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2014, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$3,712,852	$4,864,736

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2010, 2011, 2012, and 2013 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

13

Notes to Financial Statements	June 30, 2014 (Unaudited)

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investment For Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation
$25,417,462	$14,259,695	$—	$14,259,695

As of December 31, 2013, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders.

During the year ended December 31, 2013, the Fund utilized $276,981 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2013.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2013	$204,810	$2,644,728	$2,849,538
2012	318,846	—	318,846

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, investments organized as partnerships for tax purposes, and losses deferred due to wash sale transactions and future contracts. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2013 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(67)	$128,877	$(128,810)

14

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    48

Position(s) Held with Fund    Director and President

Term of Office and Length of Time Served    Until successor is elected and qualified — Less than 1 year

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel — Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel — Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

15

Additional Information	(Unaudited)

JoonWon Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 8 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

16

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified — 17 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

17

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. LaPorta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

18

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Core Value Equity Fund

Semi–Annual Report

June 30, 2014

GE Investments Funds, Inc.

Core Value Equity Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Core Value Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Core Value Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

Sector Allocation

as a % of Fair Value of $17,232 (in thousands) on June 30, 2014 (a)(b)

Top Ten Largest Holdings

as of June 30, 2014 (as a % of Fair Value) (a)(b)

Verizon Communications Inc.	2.86%
Johnson & Johnson	2.80%
Exxon Mobil Corp.	2.69%
Schlumberger Ltd.	2.50%
Apple Inc.	2.46%
QUALCOMM Inc.	2.36%
Cisco Systems Inc.	2.30%
PepsiCo Inc.	2.24%
Wells Fargo & Co.	2.20%
CVS Caremark Corp.	2.07%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Core Value Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2014 – June 30, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,087.50	5.23
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,019.79	5.06

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.01% (for the period January 1, 2014 – June 30, 2014), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Core Value Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

Core Value Equity Fund

	Number of Shares	Fair Value

Common Stock — 94.0%†

Aerospace & Defense — 3.3%

General Dynamics Corp.	576	$67,132
Honeywell International Inc.	3,474	322,908
The Boeing Co.	1,631	207,512
		597,552

Agricultural Products — 1.6%

Archer-Daniels-Midland Co.	6,334	279,393

Airlines — 1.0%

Delta Air Lines Inc.	4,798	185,779	(a)

Asset Management & Custody Banks — 3.3%

Ameriprise Financial Inc.	2,553	306,360
Invesco Ltd.	7,389	278,935
		585,295

Auto Parts & Equipment — 1.4%

TRW Automotive Holdings Corp.	2,879	257,728	(b)

Automobile Manufacturers — 1.5%

Ford Motor Co.	15,739	271,340

Automotive Retail — 0.9%

AutoZone Inc.	307	164,626	(b)

Biotechnology — 1.9%

Amgen Inc.	2,917	345,285

Broadcasting — 0.8%

CBS Corp.	2,416	150,130

Cable & Satellite — 1.0%

Comcast Corp., Class A	3,455	185,464	(a)

Commodity Chemicals — 1.5%

LyondellBasell Industries N.V.	2,802	273,615

Communications Equipment — 4.5%

Cisco Systems Inc.	15,930	395,860
QUALCOMM Inc.	5,125	405,900
		801,760

Consumer Finance — 1.3%

American Express Co.	2,495	236,701

	Number of Shares	Fair Value

Department Stores — 0.9%

Macy’s Inc.	2,841	$164,835

Diversified Banks — 6.4%

Bank of America Corp.	8,637	132,751
Citigroup Inc.	5,816	273,934
JPMorgan Chase & Co.	6,199	357,186
Wells Fargo & Co.	7,197	378,274
		1,142,145

Drug Retail — 2.0%

CVS Caremark Corp.	4,741	357,329

Electric Utilities — 1.0%

NextEra Energy Inc.	1,727	176,983

Electrical Components & Equipment — 1.7%

Eaton Corp. PLC	4,031	311,113

General Merchandise Stores — 1.4%

Dollar General Corp.	4,414	253,187	(a,b)

Healthcare Distributors — 0.9%

Cardinal Health Inc.	2,303	157,894

Healthcare Equipment — 1.1%

Boston Scientific Corp.	7,562	96,567	(b)
Stryker Corp.	1,248	105,231
		201,798

Home Improvement Retail — 1.2%

Lowe’s Companies Inc.	4,415	211,876

Household Products — 0.5%

Energizer Holdings Inc.	768	93,719

Independent Power Producers & Energy Traders — 2.6%

AES Corp.	10,748	167,131
Calpine Corp.	6,910	164,527	(b)
NRG Energy Inc.	3,839	142,811
		474,469

Industrial Machinery — 0.2%

Pentair PLC	461	33,247

Integrated Oil & Gas — 7.2%

Cenovus Energy Inc.	3,455	111,838
Chevron Corp.	768	100,263
Exxon Mobil Corp.	4,606	463,732
Hess Corp.	2,783	275,211
Occidental Petroleum Corp.	3,359	344,734
		1,295,778

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Core Value Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Number of Shares	Fair Value

Integrated Telecommunication Services — 2.7%

Verizon Communications Inc.	10,076	$493,019

Internet Software & Services — 1.8%

Google Inc., Class A	545	318,645	(b)

Life Sciences Tools & Services — 0.6%

PerkinElmer Inc.	2,207	103,376

Movies & Entertainment — 1.9%

Time Warner Inc.	4,798	337,059

Multi-Line Insurance — 4.0%

American International Group Inc.	6,295	343,581
Genworth Financial Inc.	8,061	140,262	(b)
The Hartford Financial Services Group Inc.	6,526	233,696
		717,539

Oil & Gas Equipment & Services — 5.4%

Cameron International Corp.	3,167	214,437	(b)
Halliburton Co.	4,702	333,889
Schlumberger Ltd.	3,647	430,164
		978,490

Oil & Gas Exploration & Production — 1.6%

Marathon Oil Corp.	7,102	283,512

Packaged Foods & Meats — 1.2%

Mondelez International Inc.	5,854	220,169

Pharmaceuticals — 8.2%

Actavis PLC	965	215,243	(b)
GlaxoSmithKline PLC ADR	2,399	128,299
Johnson & Johnson	4,606	481,880
Merck & Company Inc.	5,451	315,340
Pfizer Inc.	11,516	341,795
		1,482,557

Publishing — 0.1%

Time Inc.	629	15,240	(b)

Railroads — 0.4%

CSX Corp.	2,303	70,955

Regional Banks — 1.2%

Regions Financial Corp.	20,153	214,025

Research & Consulting Services — 0.7%

Nielsen N.V.	2,687	130,078

Semiconductor Equipment — 1.0%

Applied Materials Inc.	7,773	175,281

	Number of Shares	Fair Value

Semiconductors — 0.7%

Analog Devices Inc.	2,207	$119,332

Soft Drinks — 3.3%

Coca-Cola Enterprises Inc.	4,357	208,178
PepsiCo Inc.	4,318	385,770
		593,948

Specialized REITs — 1.7%

American Tower Corp.	3,455	310,881

Specialty Chemicals — 0.6%

PPG Industries Inc.	345	72,503
Rockwood Holdings Inc.	445	33,815
		106,318

Systems Software — 2.3%

Microsoft Corp.	2,015	84,026
Oracle Corp.	8,119	329,063
		413,089

Technology Hardware, Storage & Peripherals — 3.5%

Apple Inc.	4,568	424,504	(a)
EMC Corp.	4,798	126,379	(a)
Hewlett-Packard Co.	2,111	71,099
		621,982

Total Common Stock (Cost $12,718,947)		16,914,536

Exchange Traded Funds — 1.4%
Financial Select Sector SPDR Fund	2,183	49,641	(c)
Industrial Select Sector SPDR Fund	3,660	197,860	(a,c)

Total Exchange Traded Funds (Cost $141,050)		247,501

Total Investments in Securities (Cost $12,859,997)		17,162,037

Short-Term Investments — 0.4%
State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $70,181)		70,181	(c,d)

Total Investments (Cost $12,930,178)		17,232,218

Other Assets and Liabilities, net — 4.2%		759,986

NET ASSETS — 100.0%		$17,992,204

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Core Value Equity Fund

Schedule of Investments	June 30, 2014 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2014	7	$683,340	$3,358

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(b)	Non-income producing security.

(c)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2014.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depositary Receipts

6

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/14†		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09
Inception date	—		—		—		—		—		4/28/00
Net asset value, beginning of period	$11.89		$9.67		$8.63		$8.85		$8.04		$6.48
Income/(loss) from investment operations:
Net investment income	0.06		0.11		0.12		0.08		0.11	*	0.08
Net realized and unrealized gains/(losses) on investments	0.98		3.09		1.04		(0.22)		0.82		1.57
Total income/(loss) from investment operations	1.04		3.20		1.16		(0.14)		0.93		1.65
Less distributions from:
Net investment income	—		0.11		0.12		0.08		0.12		0.09
Net realized gains	—		0.87		—		—		—		—
Total distributions	—		0.98		0.12		0.08		0.12		0.09
Net asset value, end of period	$12.93		$11.89		$9.67		$8.63		$8.85		$8.04
TOTAL RETURN(a)	8.75%		33.08%		13.41%		(1.60)%		11.57%		25.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$17,992		$17,993		$15,523		$16,251		$19,756		$21,847
Ratios to average net assets:
Net investment income	0.90%	**	0.89%		1.14%		0.80%		1.32%		1.16%
Net expenses	1.01%	(b)**	1.02%	(b)	1.08%	(b)	1.28%	(b)	0.97%	(b)	1.24%	(b)
Gross expenses	1.01%	**	1.02%		1.08%		1.28%		0.97%		1.24%
Portfolio turnover rate	18%		43%		62%		49%		45%		61%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s advisory and administrative fee (“management fee”) in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2014	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $12,859,997)	$17,162,037
Short-term investments, at Amortized Cost	70,181
Receivable for investments sold	829,994
Income receivables	16,419
Receivable for fund shares sold	926
Variation margin receivable	140
Other assets	404
Total assets	18,080,101

LIABILITIES
Payable for investments purchased	23,536
Payable for fund shares redeemed	15,219
Payable to GEAM	9,625
Accrued other expenses	39,517
Total liabilities	87,897
NET ASSETS	$17,992,204

NET ASSETS CONSIST OF:
Capital paid in	$12,014,189
Undistributed (distributions in excess of) net investment income	78,797
Accumulated net realized gain	1,593,820
Net unrealized appreciation (depreciation) on:
Investments	4,302,040
Futures	3,358
NET ASSETS	$17,992,204
Shares outstanding ($0.01 par value; unlimited shares authorized)	1,391,428
Net asset value per share	$12.93

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ended June 30, 2014	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$167,613
Less: Foreign taxes withheld	(289)
Total income	167,324

Expenses:
Advisory and administration fees	57,154
Directors’ fees	335
Custody and accounting expenses	14,547
Professional fees	9,061
Other expenses	7,817
Total expenses before waivers	88,914
Less: Fees waived by the adviser	(128)
Net expenses	88,786
Net investment income	78,538

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	1,360,935
Futures	74,172

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(24,530)
Futures	(8,791)
Net realized and unrealized gain (loss) on investments	1,401,786
Net increase (decrease) in net assets resulting from operations	$1,480,324

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets
	Six Months Ended June 30, 2014*	Year Ended December 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$78,538	$150,422
Net realized gain (loss) on investments and futures	1,435,107	2,003,032
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(33,321)	2,623,209
Net increase (decrease) from operations	1,480,324	4,776,663
Distributions to shareholders from:
Net investment income	—	(150,163)
Net realized gains	—	(1,214,132)
Total distributions	—	(1,364,295)
Increase (decrease) in assets from operations and distributions	1,480,324	3,412,368
Share transactions:
Proceeds from sale of shares	93,603	473,023
Value of distributions reinvested	—	1,364,295
Cost of shares redeemed	(1,574,641)	(2,779,553)
Net increase (decrease) from share transactions	(1,481,038)	(942,235)
Total increase (decrease) in net assets	(714)	2,470,133

NET ASSETS
Beginning of period	17,992,918	15,522,785
End of period	$17,992,204	$17,992,918
Undistributed (distributions in excess of) net investment income, end of period	$78,797	$259

CHANGES IN FUND SHARES
Shares sold	7,597	41,696
Issued for distributions reinvested	—	115,228
Shares redeemed	(129,651)	(248,195)
Net decrease in fund shares	(122,054)	(91,271)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2014 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund (the “Fund”), Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The

Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a certain type of broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. During the six-month period ended June 30, 2014, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable

11

Notes to Financial Statements	June 30, 2014 (Unaudited)

bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and

model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

12

Notes to Financial Statements	June 30, 2014 (Unaudited)

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$16,914,536	$—	$—	$16,914,536
Exchange Traded Funds	247,501	—	—	247,501
Short-Term Investments	—	70,181	—	70,181

Total Investments in Securities	$17,162,037	$70,181	$—	$17,232,218

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$3,358	$—	$—	$3,358

†	See Schedule of Investments for industry classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2014.

	Asset Derivatives June 30, 2014			Liability Derivatives June 30, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	3,358	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

13

Notes to Financial Statements	June 30, 2014 (Unaudited)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	2,204,365/ (1,954,626)	74,172	(8,791)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing fund. The maximum amount allowed to be borrowed by any one fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2014.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

GEAM had a contractual arrangement with the Fund to waive a portion of the Fund’s Management Fee in the amount equal to the Management Fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund (the “Fee Waiver Agreement”). Effective June 26, 2014, the State Street Institutional U.S. Government Money Market Fund replaced the GE Institutional Money Market Fund as the cash sweep vehicle for the Fund’s cash holdings. As a result, the Fee Waiver Agreement was terminated effective June 26, 2014.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2014, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$3,154,665	$4,855,108

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2010, 2011, 2012, and 2013 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

14

Notes to Financial Statements	June 30, 2014 (Unaudited)

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation
$12,978,564	$4,320,177	$(66,523)	$4,253,654

As of December 31, 2013, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders.

During the year ended December 31, 2013, the Fund utilized $525,527 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2013.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2013	$150,163	$1,214,132	$1,364,295
2012	185,461	—	185,461

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, investments organized as partnerships for tax purposes, and losses deferred due to wash sale transactions and future contracts. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2013 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(50)	$10,860	$(10,810)

15

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    48

Position(s) Held with Fund    Director and President

Term of Office and Length of Time Served    Until successor is elected and qualified — Less than 1 year

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel — Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel — Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

16

Additional Information	(Unaudited)

JoonWon Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 8 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

17

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified — 17 years

Principal Occupation(s) During Past 5 year    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

18

Additional Information	(Unaudited)

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

19

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. LaPorta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

20

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC—information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Income Fund

Semi–Annual Report

June 30, 2014

GE Investments Funds, Inc.

Income Fund	Contents

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Income Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Income Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-493-3042 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

Sector Allocation

as a % of Fair Value of $34,441 (in thousands) on June 30, 2014 (a)(b)

Quality Ratings

as of June 30, 2014 (as a % of Fair Value) (a)(b)

Moody’s / S&P Rating *	Percentage of Fair Value
Aaa / AAA	17.26%
Aa / AA	51.58%
A / A	8.61%
Baa / BBB	16.35%
Ba / BB and lower	6.09%
NR / Other	0.11%
100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subjec t to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, GEAM develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Income Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2014.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2014 – June 30, 2014

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,038.20	4.35
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.53	4.31

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.86% (for the period January 1, 2014 – June 30, 2014), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Income Fund

Schedule of Investments	June 30, 2014 (Unaudited)

Income Fund

		Principal Amount	Fair Value
Bonds and Notes — 87.5%†

U.S. Treasuries — 18.8%

U.S. Treasury Bonds
3.38%	05/15/44	$575,100	$578,964
4.50%	02/15/36	1,381,000	1,677,267	(a)
U.S. Treasury Notes
0.38%	04/30/16	810,200	809,947
0.50%	06/30/16	640,000	640,550
0.75%	01/15/17	548,800	549,701
1.63%	04/30/19 - 06/30/19	878,700	879,624
2.50%	05/15/24	1,223,800	1,222,079
			6,358,132

Agency Mortgage Backed — 28.7%

Federal Home Loan Mortgage Corp.
4.00%	05/01/44	434,207	461,391
4.50%	06/01/33 - 02/01/35	10,380	11,242	(a)
5.00%	07/01/35 - 06/01/41	285,451	321,915	(a)
5.50%	05/01/20 - 01/01/38	120,042	134,109	(a)
6.00%	04/01/17 - 11/01/37	274,651	311,332	(a)
6.00%	07/01/19	2,384	2,521
6.50%	02/01/29	147	167	(a)
7.00%	10/01/16 - 08/01/36	50,840	57,222	(a)
7.50%	01/01/30 - 09/01/33	5,344	5,996	(a)
8.00%	11/01/30	12,540	14,284	(a)
8.25%	06/01/26	60,000	82,678	(a,b)
8.50%	04/01/30	7,677	9,123	(a)
Federal National Mortgage Assoc.
2.10%	04/01/37	1,091	1,094	(c)
3.00%	02/01/43 - 05/01/43	1,003,554	992,564
3.00%	05/01/43 - 06/01/43	1,028,978	1,019,431	(a)
3.50%	11/01/42	84,590	87,211
3.50%	02/01/43	298,366	308,439	(a)
4.00%	05/01/19 - 03/01/41	395,055	419,876	(a)
4.00%	03/01/44	342,281	364,343
4.50%	05/01/18 - 04/01/41	1,224,792	1,325,419	(a)
4.50%	10/01/39	5,469	5,927
5.00%	03/01/34 - 06/01/41	423,129	476,234	(a)
5.50%	06/01/20 - 01/01/39	488,218	545,203	(a)
5.50%	05/01/37	15,134	16,931
6.00%	10/01/19 - 07/01/35	454,156	515,899	(a)
6.50%	07/01/17 - 08/01/34	73,916	82,078	(a)
7.00%	03/01/15 - 02/01/34	31,985	34,306	(a)
7.50%	02/01/15 - 12/01/33	35,656	38,862	(a)
8.00%	12/01/15 - 01/01/33	19,897	22,742	(a)
9.00%	12/01/17 - 12/01/22	3,240	3,546	(a)
3.50%	TBA	370,000	380,869	(d)
5.00%	TBA	25,000	27,762	(d)
Government National Mortgage Assoc.
1.63%	02/20/23 - 02/20/26	8,058	8,207	(a,c)
3.00%	06/20/43	151,826	153,550
3.50%	05/20/43	96,869	101,064

		Principal Amount	Fair Value

4.00%	01/20/41	$293,035	$314,382	(a)
4.00%	04/20/43	77,908	83,516
4.50%	08/15/33 - 03/20/41	296,491	325,054	(a)
6.00%	04/15/27 - 09/15/36	179,646	205,643	(a)
6.50%	04/15/19 - 08/15/36	82,057	93,124	(a)
7.00%	01/15/28 - 10/15/36	56,866	63,268	(a)
7.50%	11/15/31	458	460	(a)
8.00%	12/15/29	818	830	(a)
8.50%	10/15/17	3,330	3,603	(a)
9.00%	11/15/16 - 12/15/21	10,015	10,721	(a)
5.00%	TBA	265,000	291,176	(d)
			9,735,314

Agency Collateralized Mortgage Obligations — 0.7%

Federal Home Loan Mortgage Corp.
0.08%	09/25/43	793,758	8,073	(a,c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	182,068	17,631	(e)
4.50%	02/15/18	208	—	(a,e)
4.50%	03/15/18	24,919	731	(a,e)
5.00%	05/15/18 - 10/15/18	17,656	496	(a,e)
5.50%	06/15/33	55,543	11,160	(a,e)
5.95%	07/15/39	102,699	16,102	(c,e)
6.45%	08/15/25	92,183	11,184	(c,e)
7.50%	07/15/27	4,099	807	(a,e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	544	514	(a,f,g)
8.00%	02/01/23 - 07/01/24	1,902	433	(a,e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	116	114	(a,f,g)
1.25%	12/25/42	45,354	1,637	(a,c,e)
5.00%	02/25/32	1,911	3	(a,e)
5.00%	09/25/40	135,469	17,499	(e)
5.85%	07/25/38	26,893	3,830	(c,e)
7.00%	09/25/20	277	301	(a)
7.35%	05/25/18	91,983	9,110	(a,c,e)
8.00%	05/25/22	3	61	(a,e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/01/34	50,162	46,524	(a,f,g)
4.50%	08/01/35 - 01/25/36	65,938	10,127	(a,e)
5.00%	03/25/38 - 05/25/38	39,513	6,209	(a,e)
5.50%	12/01/33	13,481	2,655	(a,e)
6.00%	01/01/35	22,881	4,222	(a,e)
7.50%	11/01/23	11,408	2,287	(a,e)
8.00%	08/01/23 - 07/01/24	3,847	830	(a,e)
8.50%	07/25/22	144	24	(a,e)
9.00%	05/25/22	107	22	(a,e)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	230,613	26,576	(e)
5.00%	12/20/35	34,820	1,130	(e)
5.00%	10/20/37 - 09/20/38	152,646	16,960	(a,e)
6.10%	02/20/40	143,471	26,844	(c,e)
			244,096

Asset Backed — 0.1%

Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	20,000	20,069

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Income Fund

Schedule of Investments	June 30, 2014 (Unaudited)

		Principal Amount	Fair Value

Corporate Notes — 32.6%

21st Century Fox America Inc.
6.65%	11/15/37	$30,000	$38,092	(a)
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,516
AbbVie Inc.
1.75%	11/06/17	45,000	45,245
2.00%	11/06/18	31,000	30,962
Actavis Funding SCS
1.30%	06/15/17	52,000	51,901	(h)
2.45%	06/15/19	22,000	22,062	(h)
3.85%	06/15/24	43,000	43,467	(h)
4.85%	06/15/44	22,000	22,208	(h)
Agilent Technologies Inc.
5.50%	09/14/15	32,000	33,754	(a)
Agrium Inc.
4.90%	06/01/43	45,000	45,984
Altria Group Inc.
2.95%	05/02/23	23,000	22,018
4.50%	05/02/43	23,000	22,172
5.38%	01/31/44	23,000	25,193
America Movil SAB de C.V.
5.00%	03/30/20	100,000	110,867
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	35,475
7.75%	11/15/19	9,000	10,373
American Campus Communities Operating Partnership LP
4.13%	07/01/24	32,000	32,434
American Express Credit Corp.
1.13%	06/05/17	86,000	85,910
American International Group Inc.
3.38%	08/15/20	16,000	16,626
American Seafoods Group LLC
10.75%	05/15/16	35,000	34,912	(h)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	44,000	46,031
3.50%	01/31/23	14,000	13,729
Amgen Inc.
2.20%	05/22/19	65,000	64,924
Anadarko Petroleum Corp.
6.20%	03/15/40	39,000	49,177
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	77,000	73,784
Apple Inc.
2.85%	05/06/21	68,000	68,586
3.45%	05/06/24	45,000	45,501
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	2,000	2,005	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	35,000	33,591
Arizona Public Service Co.
6.25%	08/01/16	122,000	135,572	(a)
Ascension Health
4.85%	11/15/53	36,000	39,427
AT&T Inc.
2.38%	11/27/18	47,000	47,788
4.35%	06/15/45	28,000	26,542
4.80%	06/15/44	26,000	26,542

		Principal Amount	Fair Value
AXIS Specialty Finance PLC
5.15%	04/01/45	$25,000	$25,864
Bank of America Corp.
2.00%	01/11/18	92,000	92,594
2.60%	01/15/19	38,000	38,447
4.00%	04/01/24	23,000	23,472
4.10%	07/24/23	40,000	41,515
4.13%	01/22/24	36,000	37,116
Berkshire Hathaway Energy Co.
6.13%	04/01/36	115,000	142,581	(a)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	55,000	56,644
3.00%	05/15/22	27,000	27,148
Berkshire Hathaway Inc.
4.50%	02/11/43	63,000	64,958
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	23,000	25,419
Bombardier Inc.
7.75%	03/15/20	52,000	58,768	(a,h)
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,786
3.81%	02/10/24	45,000	46,492
Brocade Communications Systems Inc.
4.63%	01/15/23	14,000	13,580
Cargill Inc.
6.00%	11/27/17	63,000	71,862	(a,h)
Caterpillar Inc.
3.40%	05/15/24	11,000	11,125
4.30%	05/15/44	22,000	22,055
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,081
2.95%	11/01/22	25,000	24,038
4.20%	08/01/23	10,000	10,331
4.35%	11/01/42	16,000	15,333
Celgene Corp.
3.63%	05/15/24	45,000	45,105
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	70,701	(a,h)
Cequel Capital Corp.
5.13%	12/15/21	44,000	43,835	(h)
CF Industries Inc.
5.38%	03/15/44	23,000	24,662
Chesapeake Energy Corp.
3.25%	03/15/16	27,000	27,169
Citigroup Inc.
1.75%	05/01/18	47,000	46,689
3.75%	06/16/24	45,000	45,126
5.00%	09/15/14	44,000	44,390	(a)
5.30%	05/06/44	21,000	21,904
5.50%	09/13/25	56,000	62,466
CMS Energy Corp.
4.88%	03/01/44	23,000	24,210
CNA Financial Corp.
5.88%	08/15/20	38,000	44,467	(a)
CNH Industrial Capital LLC
3.38%	07/15/19	45,000	44,662	(h)
3.88%	11/01/15	28,000	28,560
Cogeco Cable Inc.
4.88%	05/01/20	45,000	45,562	(h)

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Income Fund

Schedule of Investments	June 30, 2014 (Unaudited)

		Principal Amount	Fair Value

Comcast Corp.
4.75%	03/01/44	$23,000	$24,326
Constellation Brands Inc.
7.25%	09/01/16	45,000	50,175
Corp Andina de Fomento
4.38%	06/15/22	71,000	75,301
Corporate Office Properties LP (REIT)
3.60%	05/15/23	48,000	45,898
3.70%	06/15/21	21,000	20,989
COX Communications Inc.
4.70%	12/15/42	11,000	10,697	(h)
Denbury Resources Inc.
6.38%	08/15/21	45,000	48,262	(a)
Diageo Capital PLC
1.13%	04/29/18	47,000	46,088
Diageo Investment Corp.
2.88%	05/11/22	51,000	50,747
DigitalGlobe Inc.
5.25%	02/01/21	47,000	46,530
DIRECTV Holdings LLC
4.45%	04/01/24	35,000	37,111
5.15%	03/15/42	34,000	35,705
Dominion Resources Inc.
1.95%	08/15/16	40,000	40,897	(a)
Duke Energy Corp.
1.63%	08/15/17	47,000	47,412
3.75%	04/15/24	32,000	32,867
Eaton Corp.
2.75%	11/02/22	50,000	48,415
eBay Inc.
4.00%	07/15/42	29,000	25,918
Ecopetrol S.A.
5.88%	05/28/45	11,000	11,377
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	45,000	45,321
Electricite de France S.A.
2.15%	01/22/19	91,000	91,513	(h)
EMC Corp.
1.88%	06/01/18	46,000	46,304
Enbridge Inc.
4.50%	06/10/44	22,000	21,715
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	41,000	40,949	(h)
Energy Transfer Partners LP
6.50%	02/01/42	42,000	50,161
ERP Operating LP
4.50%	07/01/44	26,000	26,085
European Investment Bank
0.88%	12/15/14	100,000	100,317	(a)
4.88%	01/17/17	75,000	82,693	(a)
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	22,000	22,062
Exelon Corp.
4.90%	06/15/15	70,000	72,768	(a)
Express Scripts Holding Co.
2.25%	06/15/19	86,000	85,640
Fidelity National Information Services Inc.
1.45%	06/05/17	13,000	12,985
3.88%	06/05/24	30,000	30,142

		Principal Amount	Fair Value

Florida Power & Light Co.
4.13%	02/01/42	$31,000	$31,128	(a)
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	21,000	21,787
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	30,000	32,775	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	52,000	59,020	(a)
General Motors Co.
4.88%	10/02/23	16,000	16,840	(h)
Genworth Holdings Inc.
4.80%	02/15/24	23,000	24,577
7.70%	06/15/20	22,000	27,113
Gilead Sciences Inc.
3.70%	04/01/24	46,000	47,201
4.80%	04/01/44	34,000	35,877
Glencore Funding LLC
2.50%	01/15/19	67,000	66,829	(h)
3.13%	04/29/19	3,000	3,059	(h)
4.13%	05/30/23	43,000	43,187	(h)
4.63%	04/29/24	24,000	24,742	(h)
Great Plains Energy Inc.
4.85%	06/01/21	60,000	66,305	(a)
HCA Inc.
6.50%	02/15/20	36,000	40,500	(a)
Hewlett-Packard Co.
2.75%	01/14/19	114,000	116,891
Hexion US Finance Corp.
6.63%	04/15/20	24,000	25,440
Hughes Satellite Systems Corp.
6.50%	06/15/19	19,000	21,185	(a)
Huntsman International LLC
4.88%	11/15/20	46,000	47,610
Hyundai Capital America
1.63%	10/02/15	46,000	46,417	(h)
2.13%	10/02/17	23,000	23,350	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	45,000	46,122
Ingles Markets Inc.
5.75%	06/15/23	54,000	54,810
International Business Machines Corp.
3.63%	02/12/24	100,000	102,605
Invesco Finance PLC
3.13%	11/30/22	67,000	66,455
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	14,463	(h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	25,000	24,938	(h)
Jefferies Group Inc.
5.13%	01/20/23	15,000	16,081
6.50%	01/20/43	16,000	17,649
John Deere Capital Corp.
3.35%	06/12/24	43,000	43,286
Johnson Controls Inc.
3.63%	07/02/24	9,000	9,040
4.63%	07/02/44	22,000	22,017
JPMorgan Chase & Co.
5.00%	12/29/49	65,000	64,759	(c)

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Income Fund

Schedule of Investments	June 30, 2014 (Unaudited)

		Principal Amount	Fair Value

Kerr-McGee Corp.
6.95%	07/01/24	$35,000	$44,953
KFW
2.00%	10/04/22	115,000	110,925
4.50%	07/16/18	85,000	95,260	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	39,000	37,877
5.50%	03/01/44	23,000	24,279
Kinder Morgan Inc.
5.63%	11/15/23	18,000	18,495	(h)
Kinross Gold Corp.
5.95%	03/15/24	23,000	23,932	(h)
6.88%	09/01/41	9,000	9,239
Korea National Oil Corp.
2.88%	11/09/15	100,000	102,463	(a,h)
L-3 Communications Corp.
1.50%	05/28/17	30,000	30,041
3.95%	05/28/24	34,000	34,232
Liberty Mutual Group Inc.
4.25%	06/15/23	48,000	49,750	(h)
Linn Energy LLC
6.25%	11/01/19	42,000	43,912
8.63%	04/15/20	24,000	25,920	(a)
LYB International Finance BV
4.88%	03/15/44	31,000	32,320
Macquarie Bank Ltd.
2.60%	06/24/19	86,000	86,544	(h)
Martin Marietta Materials Inc.
4.25%	07/02/24	6,000	6,045	(h)
Mattel Inc.
2.35%	05/06/19	67,000	67,306
Medtronic Inc.
4.63%	03/15/44	16,000	16,805
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	19,219
Microsoft Corp.
2.38%	05/01/23	22,000	21,062
Monsanto Co.
3.38%	07/15/24	21,000	21,139
4.40%	07/15/44	16,000	16,035
4.70%	07/15/64	32,000	32,124
Morgan Stanley
2.13%	04/25/18	45,000	45,494
4.10%	05/22/23	52,000	52,749
4.75%	03/22/17	32,000	34,840
4.88%	11/01/22	49,000	52,597
5.00%	11/24/25	29,000	30,930
Mylan Inc.
5.40%	11/29/43	22,000	23,691
7.88%	07/15/20	70,000	77,480	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	104,738	(a,h)
National Retail Properties Inc.
3.90%	06/15/24	36,000	36,213
NCL Corporation Ltd.
5.00%	02/15/18	26,000	26,845
Newfield Exploration Co.
5.63%	07/01/24	10,000	10,975
5.75%	01/30/22	51,000	56,355	(a)

		Principal Amount	Fair Value
Newmont Mining Corp.
4.88%	03/15/42	$17,000	$15,319
Nexen Energy ULC
6.40%	05/15/37	25,000	30,084
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	78,000	79,692	(a)
Northeast Utilities
1.45%	05/01/18	46,000	45,172
Novartis Capital Corp.
4.40%	05/06/44	34,000	35,387
Omnicom Group Inc.
3.63%	05/01/22	44,000	45,266
Oracle Corp.
1.20%	10/15/17	75,000	74,900
3.63%	07/15/23	33,000	33,998
4.50%	07/08/44	21,000	21,000
PacifiCorp
6.25%	10/15/37	12,000	15,610
Petrobras Global Finance BV
3.00%	01/15/19	18,000	17,670
6.25%	03/17/24	11,000	11,708
7.25%	03/17/44	11,000	12,128
Petrobras International Finance Co.
3.50%	02/06/17	50,000	51,325	(a)
3.88%	01/27/16	25,000	25,776	(a)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	43,000	43,629
Philip Morris International Inc.
4.13%	03/04/43	24,000	23,120
Pitney Bowes Inc.
4.63%	03/15/24	43,000	44,477
Plains Exploration & Production Co.
6.50%	11/15/20	25,000	27,906
PPL Capital Funding Inc.
5.00%	03/15/44	28,000	30,136
Prudential Financial Inc.
5.63%	06/15/43	16,000	17,115	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	65,528
Range Resources Corp.
5.75%	06/01/21	37,000	39,960	(a)
Revlon Consumer Products Corp.
5.75%	02/15/21	50,000	51,375
Rowan Companies Inc.
4.75%	01/15/24	32,000	33,857
5.85%	01/15/44	9,000	9,716
Royal Bank of Canada
1.20%	09/19/18	81,000	80,792
RSI Home Products Inc.
6.88%	03/01/18	46,000	48,990	(h)
Ryder System Inc.
2.45%	09/03/19	54,000	54,206
Seagate HDD Cayman
4.75%	01/01/25	50,000	49,625	(h)
Shell International Finance BV
3.40%	08/12/23	69,000	70,432
Sprint Corp.
7.25%	09/15/21	25,000	27,563	(h)

See Notes to Schedule of Investments and Notes to Financial Statements.

6

Income Fund

Schedule of Investments	June 30, 2014 (Unaudited)

		Principal Amount	Fair Value

Statoil ASA
3.70%	03/01/24	$69,000	$72,161
4.80%	11/08/43	23,000	25,357
Talisman Energy Inc.
5.50%	05/15/42	13,000	14,095
6.25%	02/01/38	33,000	38,372
Tampa Electric Co.
4.35%	05/15/44	22,000	22,483
Target Corp.
3.50%	07/01/24	50,000	50,564
Teck Resources Ltd.
3.75%	02/01/23	42,000	40,779
5.40%	02/01/43	23,000	23,000
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	17,383
Teva Pharmaceutical Finance Company LLC
6.15%	02/01/36	34,000	41,110
Textron Inc.
6.20%	03/15/15	40,000	41,631	(a)
The Allstate Corp.
5.75%	08/15/53	25,000	26,851	(c)
The Goldman Sachs Group Inc.
2.38%	01/22/18	58,000	58,901
2.63%	01/31/19	68,000	68,924
2.90%	07/19/18	32,000	32,969
4.00%	03/03/24	55,000	55,988
4.80%	07/08/44	32,000	32,000
The Home Depot Inc.
4.88%	02/15/44	23,000	25,063
The Korea Development Bank
3.25%	03/09/16	100,000	103,762	(a)
The McClatchy Co.
9.00%	12/15/22	17,000	19,401
The Potomac Edison Co.
5.35%	11/15/14	95,000	96,757	(a)
The Southern Co.
2.45%	09/01/18	55,000	56,361
The Williams Companies Inc.
4.55%	06/24/24	43,000	43,426
5.75%	06/24/44	22,000	22,189
Time Warner Cable Inc.
5.88%	11/15/40	42,000	48,991
6.55%	05/01/37	13,000	16,176
Time Warner Inc.
5.35%	12/15/43	33,000	35,902
Tops Holding Corp.
8.88%	12/15/17	29,000	31,537
tw telecom holdings Inc.
6.38%	09/01/23	17,000	19,338
U.S. Bancorp
3.44%	02/01/16	76,000	79,154
Unit Corp.
6.63%	05/15/21	47,000	50,172
United Rentals North America Inc.
5.75%	07/15/18	46,000	48,645
Vail Resorts Inc.
6.50%	05/01/19	61,000	64,126

		Principal Amount	Fair Value

Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	$27,000	$28,687	(h)
6.75%	08/15/18	34,000	36,635	(h)
Verizon Communications Inc.
1.35%	06/09/17	108,000	107,964
3.45%	03/15/21	34,000	35,136
5.05%	03/15/34	14,000	14,942
5.15%	09/15/23	52,000	58,193
6.55%	09/15/43	32,000	40,270
Viasystems Inc.
7.88%	05/01/19	28,000	29,610	(h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	200,000	200,140	(h)
Voya Financial Inc.
5.50%	07/15/22	17,000	19,470
Wal-Mart Stores Inc.
3.30%	04/22/24	36,000	36,380
4.30%	04/22/44	45,000	45,450
Weatherford International Ltd.
5.95%	04/15/42	25,000	28,352	(a)
6.75%	09/15/40	12,000	14,724
WellPoint Inc.
3.30%	01/15/23	45,000	44,946
Wells Fargo & Co.
4.10%	06/03/26	50,000	50,630
5.90%	12/29/49	29,000	30,762	(c)
Westpac Banking Corp.
1.20%	05/19/17	109,000	109,087
Williams Partners LP
5.25%	03/15/20	69,000	77,832
Windstream Corp.
6.38%	08/01/23	47,000	47,646
WPX Energy Inc.
5.25%	01/15/17	46,000	48,990
Xilinx Inc.
2.13%	03/15/19	23,000	23,041
XLIT Ltd.
5.25%	12/15/43	22,000	24,193
Yamana Gold Inc.
4.95%	07/15/24	34,000	34,224	(h)
			11,049,633

Non-Agency Collateralized Mortgage Obligations — 5.5%

American Tower Trust I (REIT)
1.55%	03/15/43	72,000	71,707	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	21,763
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	106,017	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	23,726	26,419	(a,c)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	30,000	34,071	(a,c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	40,000	41,221	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	55,000	57,492	(a,c)

See Notes to Schedule of Investments and Notes to Financial Statements.

7

Income Fund

Schedule of Investments	June 30, 2014 (Unaudited)

		Principal Amount	Fair Value

Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	$52,077	$53,052	(a,c)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	25,000	26,713	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	56,657	(c)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	30,000	30,706	(a,c)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	27,010	(c)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	75,000	79,583	(c)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	34,072	—	(**,c)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	60,000	62,237	(a)
5.47%	08/10/44	20,000	22,592	(c,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	25,000	26,403
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	79,058	80,605	(a,c)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	24,531	24,717	(a,c)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	118,274	129,014	(a)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	15,000	15,779	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	20,000	21,646	(c)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	20,000	21,019	(c)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	70,000	73,634	(a)
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	19,395	20,940	(c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	50,000	55,569	(c)
6.11%	07/15/40	60,000	66,682	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	28,317	2,206	(a,e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	81,159	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	42,000	41,903	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
4.76%	06/15/47	20,000	20,706
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	75,000	76,318	(c)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	50,000	47,905	(a,c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	40,000	42,257	(c)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	30,000	32,561	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	50,000	55,934	(c)

		Principal Amount	Fair Value

Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	$45,000	$51,723	(a,c)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	26,523
5.30%	12/15/46	20,000	19,736	(c,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	20,000	18,046	(h)
4.72%	03/15/47	30,000	32,121	(c)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	61,747	(c)
			1,864,093

Sovereign Bonds — 0.2%

Government of Chile
3.63%	10/30/42	18,000	15,795
Government of Mexico
4.75%	03/08/44	42,000	42,840	(a)
			58,635

Municipal Bonds and Notes — 0.9%

American Municipal Power Inc.
6.27%	02/15/50	25,000	30,755	(a)
Denver City & County School District No 1
4.24%	12/15/37	40,000	39,279
Municipal Electric Authority of Georgia
6.64%	04/01/57	48,000	58,745	(a)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,793
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	61,414
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	38,992	(a)
State of California
5.70%	11/01/21	40,000	47,877	(a)
			293,855

FNMA — 0.0%*

Lehman TBA
5.50%	TBA	83,122	—	(**,i,j)

Total Bonds and Notes (Cost $28,940,710)			29,623,827

		Number of Shares	Fair Value
Domestic Equity — 0.1%

Preferred Stock — 0.1%

Wells Fargo & Co. (Cost $34,875)		1,395	$36,186

Total Investments in Securities (Cost $28,975,585)			29,660,013

See Notes to Schedule of Investments and Notes to Financial Statements.

8

Income Fund

Schedule of Investments	June 30, 2014 (Unaudited)

	Fair Value

Short-Term Investments — 14.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $4,781,363)	$ 4,781,363	(g,k	)

Total Investments (Cost $33,756,948)	34,441,376

Liabilities in Excess of Other Assets, net — (1.7)%	(589,993)

NET ASSETS — 100.0%	$33,851,383

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2014	18	$3,952,688	$(2,619)
5 Yr. U.S. Treasury Notes Futures	September 2014	14	1,672,453	2,257

				$(362)

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2014	5	$(685,938)	$3,019
Ultra Long-Term U.S. Treasury Bond Futures	September 2014	4	(599,750)	3,960
10 Yr. U.S. Treasury Notes Futures	September 2014	22	(2,753,781)	(1,488)

				$5,491

				$5,129

See Notes to Schedule of Investments and Notes to Financial Statements.

9

Notes to Schedule of Investments	June 30, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Step coupon bond.

(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2014.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to $2,075,388 or 6.13% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(i)	Security is in default.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(k)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

10

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/14†		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09
Inception date	—		—		—		—		—		1/3/95
Net asset value, beginning of period	$11.25		$11.71		$11.35		$11.05		$10.62		$10.26
Income/(loss) from investment operations:
Net investment income	0.13		0.30		0.28		0.48		0.34	*	0.37
Net realized and unrealized gains/(losses) on investments	0.30		(0.46)		0.37		0.32		0.46		0.45
Total income/(loss) from investment operations	0.43		(0.16)		0.65		0.80		0.80		0.82
Less distributions from:
Net investment income	—		0.30		0.29		0.50		0.37		0.46
Total distributions	—		0.30		0.29		0.50		0.37		0.46
Net asset value, end of period	$11.68		$11.25		$11.71		$11.35		$11.05		$10.62
TOTAL RETURN(a)	3.82%		(1.34)%		5.69%		7.20%		7.56%		7.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$33,851		$34,788		$42,893		$51,191		$54,884		$59,532
Ratios to average net assets:
Net investment income	2.26%	**	2.41%		2.09%		3.99%		3.07%		4.01%
Net expenses	0.86%	(b)**	0.79%	(b)	0.80%	(b)	0.86%	(b)	0.83%	(b)	0.84%	(b)
Gross expenses	0.86%	**	0.80%		0.82%		0.87%		1.00%		0.84%
Portfolio turnover rate	160%		256%		327%		359%		320%		251%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects GEAM’s waiver of a portion of the Fund’s advisory and administrative fee (“management fee”) in an amount equal to the management fee earned by GEAM with respect to the Fund’s investment in an affiliated money market fund managed by GEAM.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities June 30, 2014	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $28,975,585)	$29,660,013
Short-term investments, at Amortized Cost	4,781,363
Receivable for investments sold	1,939,787
Income receivables	189,382
Receivable for fund shares sold	1,800
Variation margin receivable	1,547
Other assets	734
Total assets	36,574,626

LIABILITIES
Payable for investments purchased	2,619,160
Payable for fund shares redeemed	10,070
Payable to GEAM	13,670
Accrued other expenses	74,593
Variation margin payable	5,750
Total liabilities	2,723,243
NET ASSETS	$33,851,383

NET ASSETS CONSIST OF:
Capital paid in	40,572,546
Undistributed (distributions in excess of) net investment income	389,946
Accumulated net realized loss	(7,800,666)
Net unrealized appreciation (depreciation) on:
Investments	684,428
Futures	5,129
NET ASSETS	$33,851,383

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,898,497
Net asset value per share	$11.68

The accompanying Notes are an integral part of these financial statements.

12

Statement of Operations For the period ended June 30, 2014	(Unaudited)

INVESTMENT INCOME
Income:
Dividend	$1,020
Interest	532,043
Total income	533,063

Expenses:
Advisory and administration fees	85,919
Directors’ fees	928
Custody and accounting expenses	38,567
Professional fees	11,096
Other expenses	10,630
Total expenses before waivers	147,140
Less: Fees waived by the adviser	(806)
Net expenses	146,334
Net investment income	386,729

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	54,377
Futures	(178,431)

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	1,052,370
Futures	(19,352)
Net realized and unrealized gain (loss) on investments	908,964
Net increase (decrease) in net assets resulting from operations	$1,295,693

The accompanying Notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets
	Six Months Ended June 30, 2014*	Year Ended December 31, 2013

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$386,729	$914,516
Net realized gain (loss) on investments and futures	(124,054)	98,706
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,033,018	(1,550,743)
Net increase (decrease) from operations	1,295,693	(537,521)
Distributions to shareholders from:
Net investment income	—	(911,299)
Total distributions	—	(911,299)
Increase (decrease) in assets from operations and distributions	1,295,693	(1,448,820)
Share transactions:
Proceeds from sale of shares	634,227	1,507,074
Value of distributions reinvested	—	911,299
Cost of shares redeemed	(2,866,711)	(9,074,299)
Net increase (decrease) from share transactions	(2,232,484)	(6,655,926)
Total increase (decrease) in net assets	(936,791)	(8,104,746)

NET ASSETS
Beginning of period	34,788,174	42,892,920
End of period	$33,851,383	$34,788,174
Undistributed (distributions in excess of) net investment income, end of period	$389,946	$3,217

CHANGES IN FUND SHARES
Shares sold	55,321	129,952
Issued for distributions reinvested	—	81,076
Shares redeemed	(249,672)	(782,410)
Net decrease in fund shares	(194,351)	(571,382)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

14

Notes to Financial Statements	June 30, 2014 (Unaudited)

1. Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund (the “Fund”) and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Foreign Currency Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into derivative transactions (such as options, futures, and options on futures) to gain market exposure to a broad-based index as an alternative to investing directly in the securities representing such index.

Futures Contracts A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. During the six-month period ended June 30, 2014, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the

15

Notes to Financial Statements	June 30, 2014 (Unaudited)

underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investments in Foreign Markets Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 — Quoted prices for identical investments in active markets.

16

Notes to Financial Statements	June 30, 2014 (Unaudited)

Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term investments of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

17

Notes to Financial Statements	June 30, 2014 (Unaudited)

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$6,358,132	$—	$6,358,132
Agency Mortgage Backed	—	9,735,314	—	9,735,314
Agency Collateralized Mortgage Obligations	—	244,096	—	244,096
Asset Backed	—	20,069	—	20,069
Corporate Notes	—	11,049,633	—	11,049,633
Non-Agency Collateralized Mortgage Obligations	—	1,864,093	—	1,864,093
Sovereign Bonds	—	58,635	—	58,635
Municipal Bonds and Notes	—	293,855	—	293,855
Preferred Stock	36,186	—	—	36,186
Short-Term Investments	—	4,781,363	—	4,781,363

Total Investments in Securities	$36,186	$34,405,190	$—	$34,441,376

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$2,257	$—	$—	$2,257
Long Futures Contracts — Unrealized Depreciation	(2,619)	—	—	(2,619)
Short Futures Contracts — Unrealized Appreciation	6,979	—	—	6,979
Short Futures Contracts — Unrealized Depreciation	(1,488)	—	—	(1,488)

Total Other Financial Instruments	$5,129	$—	$—	$5,129

†	See Schedule of Investments for industry classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2014.

	Asset Derivatives June 30, 2014			Liability Derivatives June 30, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	9,236	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(4,107)	*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

18

Notes to Financial Statements	June 30, 2014 (Unaudited)

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Interest Rate Contracts	Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	42,879,580/ (42,905,703)	(178,431)	(19,352)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.10% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing fund. The maximum amount allowed to be borrowed by any one fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2014.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 17, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

GEAM had a contractual arrangement with the Fund to waive a portion of the Fund’s Management Fee in the amount equal to the Management Fee earned by GEAM with respect to the Fund’s investment in the GE Institutional Money Market Fund (the “Fee Waiver Agreement”). Effective June 26, 2014, the State Street Institutional U.S. Government Money Market Fund replaced the GE Institutional Money Market Fund as the cash sweep vehicle for the Fund’s cash holdings. As a result, the Fee Waiver Agreement was terminated effective June 26, 2014.

Directors’ Compensation The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.

7.	Investment Transactions

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2014, were as follows:

U.S. Government Securities
Purchases	Sales
$44,160,175	$43,159,707

Non-U.S. Government Securities
Purchases	Sales
$7,172,997	$12,663,544

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes. ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax

19

Notes to Financial Statements	June 30, 2014 (Unaudited)

positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2010, 2011, 2012, and 2013 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investment For Tax Purposes	Gross Tax		Net Tax Appreciation/ (Depreciation)
	Appreciation	Depreciation
$33,770,538	$893,871	$(223,033)	$670,838

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

As of December 31, 2013, the Fund has capital loss carryovers as follows:

Amount
Short-Term	Long-Term	Expires
$160,389	$—	12/31/2016
7,409,447	—	12/31/2017
68,706	—	Unlimited Losses

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2013.

The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2013	$911,299	$—	$911,299
2012	1,025,340	—	1,025,340

Distributions to Shareholders The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized and unrealized gains and losses on foreign currency contracts, paydown gains and losses on mortgage-backed securities, investments organized as partnerships for tax purposes, losses deferred due to offsetting positions, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2013 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$—	$58,718	$(58,718)

20

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the directors and officers of the Funds is set forth below.

Interested Directors and Executive Officers

Jeanne M. LaPorta

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    48

Position(s) Held with Fund    Director and President

Term of Office and Length of Time Served    Until successor is elected and qualified — Less than 1 year

Principal Occupation(s) During Past 5 Years    Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel — Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director and Executive Vice President

Term of Office and Length of Time Served    Until successor is elected and qualified — 7 years

Principal Occupation(s) During Past 5 years    Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel — Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director    24

Other Directorships Held by Director    Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

21

Additional Information	(Unaudited)

JoonWon Choe

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    44

Position(s) Held with Fund    Vice President & Secretary

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Robert Herlihy

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    46

Position(s) Held with Fund    Chief Compliance Officer

Term of Office and Length of Time Served    Until successor is elected and qualified — 8 years

Principal Occupation(s) During Past 5 years    Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

Arthur A. Jensen

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund    Treasurer

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 Years    Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer    N/A

Other Directorships Held by Officer    N/A

22

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified — 17 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    67

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 years    Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    51

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 2 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

23

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. LaPorta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

24

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

PO Box 7900

Stamford, CT 06904-7900

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-493-3042; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Applicable only to an annual filing.

Item 3.	Audit Committee Financial Expert.

Applicable only to an annual filing.

Item 4.	Principal Accountant Fees and Services.

Applicable only to an annual filing.

Item 5.	Audit Committee of Listed Registrants.

Applicable only to Closed-End Management Investment Companies.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments as of the close of the reporting period for the Total Return Fund is listed below. The Schedules of Investments as of the close of the reporting period for the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Fund, Core Value Equity Fund, Small-Cap Equity Fund, Income Fund, and the Real Estate Securities Fund and a Summary Schedule of Investments for the Total Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Total Return Fund

Schedule of Investments June 30, 2014  (Unaudited)

	Number of Shares	Fair Value
Domestic Equity—39.9% †
Common Stock—39.9%

Advertising—0.1%
Harte-Hanks Inc.	1,670	$12,007
Lamar Advertising Co.	1,861	98,633
MDC Partners Inc.	1,478	31,762
National CineMedia Inc.	2,102	36,806
Omnicom Group Inc.	16,117	1,147,853
ReachLocal Inc.	487	3,424	(a)
Sizmek Inc.	734	6,995	(a)
The Interpublic Group of Companies Inc.	26,449	516,020
		1,853,500

Aerospace & Defense—1.0%
AAR Corp.	1,363	37,564
Aerovironment Inc.	654	20,797	(a)
Alliant Techsystems Inc.	896	119,992
American Science & Engineering Inc.	266	18,511
Astronics Corp.	541	30,539	(a)
B/E Aerospace Inc.	2,790	258,047	(a)
Cubic Corp.	704	31,335
Curtiss-Wright Corp.	1,666	109,223
DigitalGlobe Inc.	2,602	72,336	(a)
Ducommun Inc.	398	10,400	(a)
Engility Holdings Inc.	603	23,071	(a)
Erickson Inc.	197	3,201	(a)
Esterline Technologies Corp.	2,001	230,355	(a)
Exelis Inc.	5,331	90,520
GenCorp Inc.	2,065	39,442	(a)
General Dynamics Corp.	20,285	2,364,217
HEICO Corp.	2,292	119,047
Honeywell International Inc.	48,780	4,534,101
Huntington Ingalls Industries Inc.	1,384	130,913
Kratos Defense & Security Solutions Inc.	1,573	12,269	(a)
L-3 Communications Holdings Inc.	5,381	649,756
LMI Aerospace Inc.	375	4,905	(a)
Lockheed Martin Corp.	16,607	2,669,243
Moog Inc.	1,533	111,740	(a)
National Presto Industries Inc.	162	11,800
Northrop Grumman Corp.	13,338	1,595,625
Orbital Sciences Corp.	2,088	61,700	(a)
Precision Castparts Corp.	9,023	2,277,405
Raytheon Co.	19,481	1,797,122
Rockwell Collins Inc.	8,455	660,674
SIFCO Industries Inc.	83	2,590
Sparton Corp.	362	10,042	(a)
Taser International Inc.	1,884	25,057	(a)
Teledyne Technologies Inc.	1,292	125,544	(a)

Textron Inc.	17,364	664,868
The Boeing Co.	41,796	5,317,705
The KEYW Holding Corp.	1,108	13,928	(a)
Triumph Group Inc.	1,476	103,054
United Technologies Corp.	52,538	6,065,512
		30,424,150

Agricultural & Farm Machinery—0.1%
AGCO Corp.	2,470	138,863
Deere & Co.	22,661	2,051,954
Lindsay Corp.	443	37,420
Titan International Inc.	1,522	25,600
		2,253,837

Agricultural Products—0.1%
Alico Inc.	112	4,199
Archer-Daniels-Midland Co.	40,752	1,797,571
Darling Ingredients Inc.	5,678	118,670	(a)
Fresh Del Monte Produce Inc.	1,245	38,159
Ingredion Inc.	2,108	158,184
Limoneira Co.	381	8,371
		2,125,154

Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	1,842	15,418	(a)
Atlas Air Worldwide Holdings Inc.	872	32,133	(a)
CH Robinson Worldwide Inc.	9,264	590,951
Echo Global Logistics Inc.	802	15,374	(a)
Expeditors International of Washington Inc.	12,288	542,638
FedEx Corp.	17,300	2,618,874
Forward Air Corp.	1,070	51,199
Hub Group Inc.	1,270	64,008	(a)
Park-Ohio Holdings Corp.	307	17,840
United Parcel Service Inc.	43,911	4,507,903
UTi Worldwide Inc.	3,164	32,716
XPO Logistics Inc.	1,807	51,716	(a)
		8,540,770

Airlines—0.1%
Alaska Air Group Inc.	1,943	184,682
Allegiant Travel Co.	476	56,058
Delta Air Lines Inc.	52,856	2,046,584
Hawaiian Holdings Inc.	1,560	21,388	(a)
JetBlue Airways Corp.	14,980	162,533	(a)
Republic Airways Holdings Inc.	1,716	18,601	(a)
SkyWest Inc.	1,763	21,544
Southwest Airlines Co.	43,089	1,157,371
		3,668,761

Airport Services—0.0% *
Wesco Aircraft Holdings Inc.	1,800	35,928	(a)

Alternative Carriers—0.0% *
8x8 Inc.	3,068	24,790	(a)
Cogent Communications Holdings Inc.	1,610	55,626
Globalstar Inc.	9,449	40,158	(a)
inContact Inc.	2,084	19,152	(a)
Inteliquent Inc.	1,097	15,216
Iridium Communications Inc.	2,752	23,282	(a)

Lumos Networks Corp.	654	9,463
magicJack VocalTec Ltd.	619	9,359	(a)
ORBCOMM Inc.	1,535	10,116	(a)
Premiere Global Services Inc.	1,672	22,321	(a)
tw telecom Inc.	3,888	156,725	(a)
Vonage Holdings Corp.	5,995	22,481	(a)
		408,689

Aluminum—0.0% *
Alcoa Inc.	72,964	1,086,434
Century Aluminum Co.	1,776	27,848	(a)
Kaiser Aluminum Corp.	620	45,179
Noranda Aluminum Holding Corp.	1,580	5,577
		1,165,038

Apparel Retail—0.2%
Abercrombie & Fitch Co.	2,051	88,706
Aeropostale Inc.	2,731	9,531	(a)
American Eagle Outfitters Inc.	11,528	129,344
ANN Inc.	2,937	120,828	(a)
Ascena Retail Group Inc.	3,631	62,090	(a)
bebe stores Inc.	1,010	3,081
Brown Shoe Company Inc.	1,493	42,715
Chico’s FAS Inc.	4,321	73,284
Christopher & Banks Corp.	1,286	11,265	(a)
Citi Trends Inc.	520	11,159	(a)
Destination Maternity Corp.	445	10,133
Destination XL Group Inc.	1,280	7,053	(a)
Express Inc.	2,908	49,523	(a)
Foot Locker Inc.	4,106	208,256
Francesca’s Holdings Corp.	1,462	21,550	(a)
Genesco Inc.	828	68,004	(a)
Guess? Inc.	3,813	102,951
L Brands Inc.	15,270	895,738
New York & Company Inc.	1,108	4,089	(a)
Pacific Sunwear of California Inc.	1,667	3,968	(a)
Ross Stores Inc.	13,218	874,106
Shoe Carnival Inc.	516	10,655
Stage Stores Inc.	1,097	20,503
Stein Mart Inc.	917	12,737
The Buckle Inc.	973	43,162
The Cato Corp.	949	29,324
The Children’s Place Inc.	761	37,768
The Finish Line Inc.	1,666	49,547
The Gap Inc.	16,191	673,060
The Men’s Wearhouse Inc.	1,655	92,349
The TJX Companies Inc.	43,624	2,318,616
Tilly’s Inc.	410	3,296	(a)
Urban Outfitters Inc.	6,334	214,469	(a)
Zumiez Inc.	718	19,810	(a)
		6,322,670

Apparel, Accessories & Luxury Goods—0.2%
Carter’s Inc.	1,509	104,015
Coach Inc.	17,056	583,145
Columbia Sportswear Co.	468	38,680
Fossil Group Inc.	2,958	309,170	(a)

G-III Apparel Group Ltd.	618	50,466	(a)
Hanesbrands Inc.	2,809	276,518
Iconix Brand Group Inc.	1,576	67,673	(a)
Kate Spade & Co.	3,568	136,084	(a)
Movado Group Inc.	636	26,502
Oxford Industries Inc.	499	33,268
Perry Ellis International Inc.	400	6,976	(a)
PVH Corp.	5,135	598,741
Quiksilver Inc.	4,713	16,873	(a)
Ralph Lauren Corp.	3,642	585,233
Sequential Brands Group Inc.	576	7,955	(a)
Tumi Holdings Inc.	1,766	35,550	(a)
Under Armour Inc.	10,099	600,789	(a)
Vera Bradley Inc.	730	15,965	(a)
VF Corp.	21,442	1,350,846
Vince Holding Corp.	381	13,952	(a)
		4,858,401

Application Software—0.4%
ACI Worldwide Inc.	2,373	132,485	(a)
Actuate Corp.	1,596	7,613	(a)
Adobe Systems Inc.	28,855	2,087,948	(a)
Advent Software Inc.	2,930	95,430
American Software Inc.	890	8,793
ANSYS Inc.	2,617	198,421	(a)
Aspen Technology Inc.	3,176	147,366	(a)
Autodesk Inc.	14,216	801,498	(a)
Blackbaud Inc.	1,593	56,934
Bottomline Technologies Inc.	1,345	40,242	(a)
BroadSoft Inc.	969	25,572	(a)
Cadence Design Systems Inc.	8,192	143,278	(a)
Callidus Software Inc.	1,581	18,877	(a)
Citrix Systems Inc.	10,225	639,574	(a)
Compuware Corp.	13,792	137,782
Comverse Inc.	782	20,864	(a)
Concur Technologies Inc.	1,349	125,916	(a)
Digimarc Corp.	217	7,074
Ebix Inc.	1,056	15,111
Ellie Mae Inc.	981	30,538	(a)
EnerNOC Inc.	946	17,927	(a)
EPIQ Systems Inc.	1,070	15,033
ePlus Inc.	178	10,360	(a)
FactSet Research Systems Inc.	1,110	133,511
Fair Isaac Corp.	2,147	136,893
Guidance Software Inc.	654	5,964	(a)
Guidewire Software Inc.	2,342	95,226	(a)
Informatica Corp.	3,100	110,515	(a)
Interactive Intelligence Group Inc.	578	32,443	(a)
Intuit Inc.	17,679	1,423,690
Jive Software Inc.	1,515	12,893	(a)
Kofax Ltd.	2,557	21,990	(a)
Manhattan Associates Inc.	2,616	90,069	(a)
Mentor Graphics Corp.	6,079	131,124
MicroStrategy Inc.	314	44,155	(a)
Model N Inc.	658	7,271	(a)
Monotype Imaging Holdings Inc.	1,359	38,283

NetScout Systems Inc.	1,258	55,780	(a)
Park City Group Inc.	323	3,517	(a)
Paycom Software Inc.	221	3,224	(a)
Pegasystems Inc.	1,203	25,407
PROS Holdings Inc.	809	21,390	(a)
PTC Inc.	3,339	129,553	(a)
QAD Inc.	234	4,989
Qlik Technologies Inc.	3,103	70,190	(a)
RealPage Inc.	1,784	40,104	(a)
Salesforce.com Inc.	35,176	2,043,022	(a)
Seachange International Inc.	1,197	9,588	(a)
Silver Spring Networks Inc.	1,203	16,036	(a)
SolarWinds Inc.	1,839	71,096	(a)
Solera Holdings Inc.	1,940	130,271
SS&C Technologies Holdings Inc.	2,347	103,784	(a)
Synchronoss Technologies Inc.	1,215	42,476	(a)
Synopsys Inc.	4,363	169,372	(a)
Tangoe Inc.	1,329	20,015	(a)
Telenav Inc.	919	5,229	(a)
The Ultimate Software Group Inc.	976	134,854	(a)
TIBCO Software Inc.	4,293	86,590	(a)
TiVo Inc.	3,955	51,059	(a)
Tyler Technologies Inc.	1,138	103,797	(a)
Verint Systems Inc.	1,855	90,988	(a)
VirnetX Holding Corp.	1,462	25,746	(a)
Vringo Inc.	2,628	8,988	(a)
Zendesk Inc.	391	6,795	(a)
		10,542,523

Asset Management & Custody Banks—0.5%
Affiliated Managers Group Inc.	3,444	707,398	(a)
Ameriprise Financial Inc.	11,821	1,418,520
Arlington Asset Investment Corp.	587	16,043
BlackRock Inc.	7,793	2,490,643
Calamos Asset Management Inc.	604	8,088
CIFC Corp.	282	2,541
Cohen & Steers Inc.	663	28,761
CorEnergy Infrastructure Trust Inc.	1,068	7,914
Diamond Hill Investment Group Inc.	96	12,261
Eaton Vance Corp.	3,403	128,599
Federated Investors Inc.	2,653	82,031
Financial Engines Inc.	1,774	80,327
Franklin Resources Inc.	25,010	1,446,578
GAMCO Investors Inc.	220	18,271
ICG Group Inc.	1,416	29,566	(a)
Invesco Ltd.	26,986	1,018,721
Janus Capital Group Inc.	9,376	117,012
Legg Mason Inc.	6,383	327,512
Manning & Napier Inc.	504	8,699
Northern Trust Corp.	13,843	888,859
Pzena Investment Management Inc.	399	4,453
Safeguard Scientifics Inc.	742	15,426	(a)
SEI Investments Co.	4,005	131,244
Silvercrest Asset Management Group Inc.	186	3,201
State Street Corp.	26,855	1,806,267	(b)
T Rowe Price Group Inc.	16,357	1,380,694
The Bank of New York Mellon Corp.	71,020	2,661,830

Virtus Investment Partners Inc.	242	51,244	(a)
Waddell & Reed Financial Inc.	2,404	150,466
Walter Investment Management Corp.	1,304	38,833	(a)
Westwood Holdings Group Inc.	254	15,250
WisdomTree Investments Inc.	3,705	45,794	(a)
		15,143,046

Auto Parts & Equipment—0.2%
American Axle & Manufacturing Holdings Inc.	2,324	43,900	(a)
BorgWarner Inc.	14,260	929,609
Cooper-Standard Holding Inc.	469	31,029	(a)
Dana Holding Corp.	5,405	131,990
Delphi Automotive PLC	17,201	1,182,397
Dorman Products Inc.	930	45,868	(a)
Drew Industries Inc.	820	41,008
Federal-Mogul Holdings Corp.	987	19,967	(a)
Fox Factory Holding Corp.	379	6,667	(a)
Fuel Systems Solutions Inc.	482	5,370	(a)
Gentex Corp.	4,132	120,200
Gentherm Inc.	1,218	54,140	(a)
Johnson Controls Inc.	41,358	2,065,005
Modine Manufacturing Co.	1,651	25,987	(a)
Motorcar Parts of America Inc.	519	12,638	(a)
Remy International Inc.	478	11,161

Shiloh Industries Inc.	282	5,206	(a)
Spartan Motors Inc.	1,287	5,843
Standard Motor Products Inc.	684	30,554
Stoneridge Inc.	952	10,205	(a)
Strattec Security Corp.	117	7,545
Superior Industries International Inc.	829	17,094
Tenneco Inc.	2,099	137,904	(a)
Tower International Inc.	707	26,046	(a)
		4,967,333

Automobile Manufacturers—0.3%
Ford Motor Co.	246,301	4,246,229
General Motors Co.	81,903	2,973,079
Thor Industries Inc.	1,260	71,656
Winnebago Industries Inc.	943	23,745	(a)
		7,314,709

Automotive Retail—0.1%
Advance Auto Parts Inc.	2,059	277,800
America’s Car-Mart Inc.	276	10,916	(a)
Asbury Automotive Group Inc.	1,058	72,727	(a)
AutoNation Inc.	3,961	236,392	(a)
AutoZone Inc.	2,069	1,109,481	(a)
CarMax Inc.	13,710	713,057	(a)
CST Brands Inc.	2,127	73,381
Group 1 Automotive Inc.	835	70,399
Lithia Motors Inc.	789	74,221
Monro Muffler Brake Inc.	1,087	57,818
Murphy USA Inc.	1,249	61,064	(a)
O’Reilly Automotive Inc.	6,616	996,370	(a)
Sonic Automotive Inc.	1,356	36,178
The Pep Boys-Manny Moe & Jack	1,801	20,639	(a)
		3,810,443

Biotechnology—1.0%
ACADIA Pharmaceuticals Inc.	2,719	61,422	(a)
Acceleron Pharma Inc.	566	19,227	(a)
Achillion Pharmaceuticals Inc.	3,346	25,329	(a)
Acorda Therapeutics Inc.	1,448	48,812	(a)
Actinium Pharmaceuticals Inc.	669	4,830	(a)
Adamas Pharmaceuticals Inc.	96	1,755	(a)
Aegerion Pharmaceuticals Inc.	1,017	32,636	(a)
Agenus Inc.	2,138	6,884	(a)
Agios Pharmaceuticals Inc.	467	21,398	(a)
Akebia Therapeutics Inc.	268	7,448	(a)
Alder Biopharmaceuticals Inc.	273	5,479	(a)
Alexion Pharmaceuticals Inc.	12,322	1,925,312	(a)
AMAG Pharmaceuticals Inc.	744	15,416	(a)
Amgen Inc.	47,157	5,581,974
Anacor Pharmaceuticals Inc.	1,133	20,088	(a)
Applied Genetic Technologies Corp.	166	3,835	(a)
Arena Pharmaceuticals Inc.	7,544	44,208	(a)
ARIAD Pharmaceuticals Inc.	5,675	36,150	(a)
Array BioPharma Inc.	4,283	19,530	(a)
Arrowhead Research Corp.	1,787	25,572	(a)
Auspex Pharmaceuticals Inc.	299	6,659	(a)
BioCryst Pharmaceuticals Inc.	2,413	30,766	(a)

Biogen Idec Inc.	14,775	4,658,705	(a)
BioSpecifics Technologies Corp.	121	3,262	(a)
Biotime Inc.	1,868	5,697	(a)
Bluebird Bio Inc.	655	25,263	(a)
Cara Therapeutics Inc.	205	3,489	(a)
Celgene Corp.	50,366	4,325,432	(a)
Celldex Therapeutics Inc.	3,083	50,315	(a)
Cellular Dynamics International Inc.	328	4,779	(a)
Cepheid	2,410	115,535	(a)
ChemoCentryx Inc.	915	5,353	(a)
Chimerix Inc.	926	20,316	(a)
Clovis Oncology Inc.	850	35,198	(a)
CTI BioPharma Corp.	4,732	13,297	(a)
Cubist Pharmaceuticals Inc.	2,123	148,228	(a)
Cytokinetics Inc.	1,148	5,487	(a)
Cytori Therapeutics Inc.	2,227	5,323	(a)
CytRx Corp.	1,918	8,017	(a)
Dendreon Corp.	5,323	12,243	(a)
Dicerna Pharmaceuticals Inc.	134	3,024	(a)
Durata Therapeutics Inc.	514	8,753	(a)
Dyax Corp.	4,691	45,034	(a)
Dynavax Technologies Corp.	9,108	14,573	(a)
Eleven Biotherapeutics Inc.	178	2,346	(a)
Emergent Biosolutions Inc.	1,012	22,730	(a)
Enanta Pharmaceuticals Inc.	355	15,290	(a)
Epizyme Inc.	439	13,662	(a)
Esperion Therapeutics Inc.	144	2,281	(a)
Exact Sciences Corp.	2,860	48,706	(a)
Exelixis Inc.	6,733	22,825	(a)
Five Prime Therapeutics Inc.	590	9,174	(a)
Flexion Therapeutics Inc.	178	2,399	(a)
Foundation Medicine Inc.	480	12,941	(a)
Galectin Therapeutics Inc.	617	8,521	(a)
Galena Biopharma Inc.	4,019	12,298	(a)
Genocea Biosciences Inc.	153	2,869	(a)
Genomic Health Inc.	594	16,276	(a)
Geron Corp.	5,377	17,260	(a)
Gilead Sciences Inc.	95,666	7,931,668	(a)
Halozyme Therapeutics Inc.	3,560	35,173	(a)
Heron Therapeutics Inc.	662	8,156	(a)
Hyperion Therapeutics Inc.	467	12,189	(a)
Idenix Pharmaceuticals Inc.	4,035	97,243	(a)
Idera Pharmaceuticals Inc.	2,066	5,991	(a)
ImmunoGen Inc.	2,916	34,555	(a)
Immunomedics Inc.	2,819	10,289	(a)
Infinity Pharmaceuticals Inc.	1,697	21,620	(a)
Inovio Pharmaceuticals Inc.	2,071	22,388	(a)
Insmed Inc.	1,351	26,993	(a)
Insys Therapeutics Inc.	344	10,743	(a)
InterMune Inc.	3,410	150,551	(a)
Intrexon Corp.	1,226	30,809	(a)
Ironwood Pharmaceuticals Inc.	4,116	63,098	(a)
Isis Pharmaceuticals Inc.	4,052	139,591	(a)
Karyopharm Therapeutics Inc.	426	19,830	(a)
Keryx Biopharmaceuticals Inc.	3,124	48,047	(a)
Kindred Biosciences Inc.	374	6,971	(a)

KYTHERA Biopharmaceuticals Inc.	599	22,984	(a)
Lexicon Pharmaceuticals Inc.	8,160	13,138	(a)
Ligand Pharmaceuticals Inc.	714	44,475	(a)
MacroGenics Inc.	686	14,907	(a)
MannKind Corp.	7,858	86,359	(a)
Merrimack Pharmaceuticals Inc.	3,336	24,319	(a)
MiMedx Group Inc.	3,219	22,823	(a)
Mirati Therapeutics Inc.	243	4,860	(a)
Momenta Pharmaceuticals Inc.	1,704	20,584	(a)
NanoViricides Inc.	1,370	5,754	(a)
Navidea Biopharmaceuticals Inc.	5,283	7,819	(a)
NeoStem Inc.	807	5,262	(a)
Neuralstem Inc.	2,358	9,951	(a)
Neurocrine Biosciences Inc.	2,621	38,896	(a)
NewLink Genetics Corp.	682	18,107	(a)
Northwest Biotherapeutics Inc.	1,221	8,193	(a)
Novavax Inc.	7,209	33,306	(a)
NPS Pharmaceuticals Inc.	3,665	121,128	(a)
Ohr Pharmaceutical Inc.	717	6,819	(a)
OncoMed Pharmaceuticals Inc.	433	10,089	(a)
Oncothyreon Inc.	2,407	7,799	(a)
Ophthotech Corp.	478	20,224	(a)
Opko Health Inc.	6,736	59,546	(a)
Orexigen Therapeutics Inc.	4,015	24,813	(a)
Organovo Holdings Inc.	2,145	17,911	(a)
Osiris Therapeutics Inc.	642	10,028	(a)
OvaScience Inc.	518	4,750	(a)
PDL BioPharma Inc.	5,547	53,695
Peregrine Pharmaceuticals Inc.	6,133	11,530	(a)
Portola Pharmaceuticals Inc.	1,268	37,000	(a)
Progenics Pharmaceuticals Inc.	2,488	10,723	(a)
PTC Therapeutics Inc.	764	19,971	(a)
Puma Biotechnology Inc.	801	52,866	(a)
Raptor Pharmaceutical Corp.	2,200	25,410	(a)
Receptos Inc.	532	22,663	(a)
Regado Biosciences Inc.	523	3,551	(a)
Regeneron Pharmaceuticals Inc.	4,962	1,401,616	(a)
Regulus Therapeutics Inc.	463	3,723	(a)
Repligen Corp.	1,105	25,183	(a)
Retrophin Inc.	705	8,277	(a)
Rigel Pharmaceuticals Inc.	3,138	11,391	(a)
Sangamo Biosciences Inc.	2,328	35,549	(a)
Sarepta Therapeutics Inc.	1,404	41,825	(a)
Spectrum Pharmaceuticals Inc.	2,284	18,569	(a)
Stemline Therapeutics Inc.	401	5,883	(a)
Sunesis Pharmaceuticals Inc.	1,699	11,077	(a)
Synageva BioPharma Corp.	733	76,818	(a)
Synergy Pharmaceuticals Inc.	3,215	13,085	(a)
Synta Pharmaceuticals Corp.	1,985	8,119	(a)
TESARO Inc.	663	20,626	(a)
TG Therapeutics Inc.	807	7,578	(a)
Threshold Pharmaceuticals Inc.	1,683	6,665	(a)
Ultragenyx Pharmaceutical Inc.	223	10,010	(a)
United Therapeutics Corp.	1,244	110,082	(a)
Vanda Pharmaceuticals Inc.	1,156	18,704	(a)

Verastem Inc.	751	6,804	(a)
Versartis Inc.	237	6,645	(a)
Vertex Pharmaceuticals Inc.	14,732	1,394,826	(a)
Vital Therapies Inc.	177	4,821	(a)
Xencor Inc.	543	6,310	(a)
XOMA Corp.	2,995	13,747	(a)
ZIOPHARM Oncology Inc.	2,723	10,974	(a)
		30,528,696

Brewers—0.0% *
Craft Brew Alliance Inc.	340	3,761	(a)
Molson Coors Brewing Co.	9,914	735,222
The Boston Beer Company Inc.	287	64,150	(a)
		803,133

Broadcasting—0.1%
CBS Corp.	32,922	2,045,773
Central European Media Enterprises Ltd.	2,590	7,304	(a)
Crown Media Holdings Inc.	1,268	4,603	(a)
Cumulus Media Inc.	4,656	30,683	(a)
Discovery Communications Inc.	13,580	1,008,722	(a)
Entercom Communications Corp.	831	8,917	(a)
Entravision Communications Corp.	2,081	12,944
Gray Television Inc.	1,712	22,478	(a)
Hemisphere Media Group Inc.	272	3,416	(a)
Journal Communications Inc.	1,586	14,068	(a)
Media General Inc.	1,870	38,391	(a)
Nexstar Broadcasting Group Inc.	1,065	54,965
Radio One Inc.	784	3,865	(a)
Saga Communications Inc.	126	5,383
Salem Communications Corp.	410	3,879
Scripps Networks Interactive Inc.	6,673	541,447
Sinclair Broadcast Group Inc.	2,366	82,218
		3,889,056

Building Products—0.0% *
AAON Inc.	969	32,481
American Woodmark Corp.	420	13,385	(a)
AO Smith Corp.	2,135	105,853
Apogee Enterprises Inc.	1,000	34,860
Builders FirstSource Inc.	1,505	11,257	(a)
Continental Building Products Inc.	411	6,329	(a)
Fortune Brands Home & Security Inc.	4,686	187,112
Gibraltar Industries Inc.	1,080	16,751	(a)
Griffon Corp.	1,382	17,137
Insteel Industries Inc.	629	12,360
Lennox International Inc.	1,278	114,471
Masco Corp.	22,263	494,239
Masonite International Corp.	1,012	56,935	(a)
NCI Building Systems Inc.	963	18,711	(a)
Norcraft Companies Inc.	266	3,807	(a)
Nortek Inc.	319	28,633	(a)
Patrick Industries Inc.	280	13,045	(a)
PGT Inc.	1,618	13,705	(a)
Ply Gem Holdings Inc.	724	7,312	(a)

Quanex Building Products Corp.	1,307	23,356
Simpson Manufacturing Company Inc.	1,422	51,704
Trex Company Inc.	1,160	33,431	(a)
Universal Forest Products Inc.	691	33,355
		1,330,229

Cable & Satellite—0.5%
AMC Networks Inc.	1,668	102,565	(a)
Cablevision Systems Corp.	13,536	238,910
Comcast Corp., Class A	161,957	8,693,852
DIRECTV	29,188	2,481,272	(a)
Loral Space & Communications Inc.	450	32,711	(a)
Time Warner Cable Inc.	17,351	2,555,802
		14,105,112

Casinos & Gaming—0.1%
Bally Technologies Inc.	1,116	73,344	(a)
Boyd Gaming Corp.	2,671	32,399	(a)
Caesars Acquisition Co.	1,563	19,334	(a)
Caesars Entertainment Corp.	1,768	31,965	(a)
Churchill Downs Inc.	461	41,541
Empire Resorts Inc.	503	3,602	(a)
International Game Technology	6,962	110,765
Isle of Capri Casinos Inc.	807	6,908	(a)
Monarch Casino & Resort Inc.	329	4,981	(a)
Multimedia Games Holding Company Inc.	1,036	30,707	(a)
Penn National Gaming Inc.	2,696	32,730	(a)
Pinnacle Entertainment Inc.	2,044	51,468	(a)
Scientific Games Corp.	1,775	19,738	(a)
Wynn Resorts Ltd.	5,052	1,048,593
		1,508,075

Catalog Retail—0.0% *
Gaiam Inc.	503	3,863	(a)
HSN Inc.	2,085	123,515
ValueVision Media Inc.	1,249	6,233	(a)
		133,611

Coal & Consumable Fuels—0.0% *
Alpha Natural Resources Inc.	7,643	28,356	(a)
Arch Coal Inc.	7,245	26,444
Cloud Peak Energy Inc.	2,102	38,719	(a)
CONSOL Energy Inc.	14,347	660,966
Hallador Energy Co.	315	2,989
Peabody Energy Corp.	16,916	276,577
Solazyme Inc.	2,651	31,229	(a)
Westmoreland Coal Co.	468	16,979	(a)
		1,082,259

Commercial Printing—0.0% *
Brady Corp.	1,641	49,017
Cenveo Inc.	1,972	7,316	(a)
Deluxe Corp.	3,143	184,117
Ennis Inc.	893	13,627
InnerWorkings Inc.	1,220	10,370	(a)

Multi-Color Corp.	430	17,204
Quad/Graphics Inc.	939	21,005
RR Donnelley & Sons Co.	5,629	95,468
		398,124

Commodity Chemicals—0.1%
Axiall Corp.	2,411	113,968
Cabot Corp.	1,684	97,655
Calgon Carbon Corp.	1,841	41,110	(a)
Hawkins Inc.	371	13,779
Koppers Holdings Inc.	707	27,043
Kronos Worldwide Inc.	712	11,157
LyondellBasell Industries N.V.	25,949	2,533,920
Trecora Resources	745	8,821	(a)
Tredegar Corp.	847	19,828
Tronox Ltd.	2,116	56,920
		2,924,201

Communications Equipment—0.7%
ADTRAN Inc.	3,519	79,389
Alliance Fiber Optic Products Inc.	426	7,711
Applied Optoelectronics Inc.	508	11,786	(a)
ARRIS Group Inc.	3,363	109,398	(a)
Aruba Networks Inc.	3,688	64,614	(a)
Bel Fuse Inc.	358	9,190
Black Box Corp.	544	12,751
CalAmp Corp.	1,245	26,967	(a)
Calix Inc.	1,439	11,771	(a)
Ciena Corp.	6,574	142,393	(a)
Cisco Systems Inc.	319,119	7,930,107
Clearfield Inc.	391	6,565	(a)
Comtech Telecommunications Corp.	524	19,561
Digi International Inc.	849	7,998	(a)
Emulex Corp.	2,760	15,732	(a)
Extreme Networks Inc.	3,276	14,545	(a)
F5 Networks Inc.	4,709	524,771	(a)
Finisar Corp.	3,319	65,550	(a)
Harmonic Inc.	3,286	24,513	(a)
Harris Corp.	6,649	503,662
Infinera Corp.	4,233	38,944	(a)
InterDigital Inc.	2,526	120,743
Ixia	2,022	23,111	(a)
JDS Uniphase Corp.	6,654	82,975	(a)
Juniper Networks Inc.	29,559	725,378	(a)
KVH Industries Inc.	579	7,544	(a)
Motorola Solutions Inc.	14,112	939,436
NETGEAR Inc.	1,262	43,880	(a)
Numerex Corp.	468	5,377	(a)
Oclaro Inc.	3,207	7,055	(a)
Oplink Communications Inc.	614	10,419	(a)
Parkervision Inc.	3,300	4,884	(a)
Plantronics Inc.	2,676	128,582
Polycom Inc.	8,673	108,673	(a)
Procera Networks Inc.	770	7,769	(a)
QUALCOMM Inc.	105,148	8,327,722
Riverbed Technology Inc.	4,549	93,846	(a)
Ruckus Wireless Inc.	2,231	26,571	(a)

ShoreTel Inc.	2,132	13,901	(a)
Sonus Networks Inc.	8,470	30,407	(a)
Tessco Technologies Inc.	206	6,536
Ubiquiti Networks Inc.	1,025	46,320	(a)
ViaSat Inc.	1,428	82,767	(a)
		20,471,814

Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	17,132	531,263
Conn’s Inc.	955	47,168	(a)
GameStop Corp.	7,113	287,863
hhgregg Inc.	432	4,394	(a)
Rent-A-Center Inc.	3,306	94,816
Systemax Inc.	406	5,834	(a)
		971,338

Construction & Engineering—0.1%
AECOM Technology Corp.	2,787	89,741	(a)
Aegion Corp.	1,311	30,507	(a)
Ameresco Inc.	753	5,294	(a)
Argan Inc.	434	16,184
Comfort Systems USA Inc.	1,278	20,192
Dycom Industries Inc.	1,185	37,102	(a)
EMCOR Group Inc.	2,318	103,221
Fluor Corp.	9,901	761,387
Furmanite Corp.	1,276	14,853	(a)
Granite Construction Inc.	2,385	85,812
Great Lakes Dredge & Dock Corp.	2,055	16,419	(a)
Jacobs Engineering Group Inc.	8,260	440,093	(a)
KBR Inc.	4,167	99,383
Layne Christensen Co.	645	8,579	(a)
MasTec Inc.	2,152	66,325	(a)
MYR Group Inc.	749	18,972	(a)
Northwest Pipe Co.	323	13,027	(a)
Orion Marine Group Inc.	972	10,527	(a)
Pike Corp.	916	8,207	(a)
Primoris Services Corp.	1,305	37,636
Quanta Services Inc.	13,605	470,461	(a)
Sterling Construction Company Inc.	645	6,050	(a)
Tutor Perini Corp.	1,285	40,786	(a)
URS Corp.	1,944	89,132
		2,489,890

Construction Machinery & Heavy Trucks—0.3%
Accuride Corp.	1,301	6,362	(a)
Alamo Group Inc.	245	13,252
American Railcar Industries Inc.	325	22,025
Astec Industries Inc.	651	28,566
Caterpillar Inc.	38,888	4,225,959
Commercial Vehicle Group Inc.	916	9,197	(a)
Cummins Inc.	10,652	1,643,497
Douglas Dynamics Inc.	794	13,990
Federal Signal Corp.	2,169	31,776
FreightCar America Inc.	427	10,692
Joy Global Inc.	6,207	382,227
Manitex International Inc.	476	7,730	(a)
Meritor Inc.	3,380	44,075	(a)

Miller Industries Inc.	362	7,450
Oshkosh Corp.	2,395	132,994
PACCAR Inc.	22,107	1,388,983
Terex Corp.	3,114	127,986
The Greenbrier Companies Inc.	951	54,778	(a)
Trinity Industries Inc.	4,358	190,532
Twin Disc Inc.	280	9,254
Wabash National Corp.	2,381	33,929	(a)
Wabtec Corp.	2,719	224,562
		8,609,816

Construction Materials—0.0% *
Eagle Materials Inc.	1,406	132,558
Headwaters Inc.	2,551	35,433	(a)
Martin Marietta Materials Inc.	1,306	172,457
Texas Industries Inc.	765	70,656	(a)
United States Lime & Minerals Inc.	70	4,536
US Concrete Inc.	487	12,053	(a)
Vulcan Materials Co.	8,166	520,583
		948,276

Consumer Electronics—0.0% *
Harman International Industries Inc.	4,253	456,900
Skullcandy Inc.	747	5,416	(a)
Turtle Beach Corp.	237	2,190	(a)
Universal Electronics Inc.	546	26,688	(a)
		491,194

Consumer Finance—0.4%
American Express Co.	56,732	5,382,165
Capital One Financial Corp.	35,624	2,942,542
Cash America International Inc.	970	43,097
Consumer Portfolio Services Inc.	725	5,525	(a)
Credit Acceptance Corp.	242	29,790	(a)
Discover Financial Services	29,044	1,800,147
Encore Capital Group Inc.	895	40,651	(a)
Ezcorp Inc.	1,753	20,247	(a)
First Cash Financial Services Inc.	999	57,532	(a)
Green Dot Corp.	1,068	20,271	(a)
JGWPT Holdings Inc.	451	5,078	(a)
Navient N.V.	26,274	465,313
Nelnet Inc.	718	29,747
Nicholas Financial Inc.	390	5,600
Portfolio Recovery Associates Inc.	1,726	102,749	(a)
Regional Management Corp.	363	5,616	(a)
SLM Corp.	11,919	99,047
Springleaf Holdings Inc.	857	22,239	(a)
World Acceptance Corp.	288	21,876	(a)
		11,099,232

Data Processing & Outsourced Services—0.7%
Alliance Data Systems Corp.	3,374	948,937	(a)
Automatic Data Processing Inc.	30,024	2,380,303
Blackhawk Network Holdings Inc.	1,807	50,993	(a)
Broadridge Financial Solutions Inc.	3,402	141,659
Cardtronics Inc.	1,534	52,279	(a)
Cass Information Systems Inc.	393	19,446

Computer Sciences Corp.	9,009	569,369
Convergys Corp.	6,381	136,809
CoreLogic Inc.	2,602	78,997	(a)
CSG Systems International Inc.	1,176	30,705
DST Systems Inc.	986	90,880
Euronet Worldwide Inc.	1,753	84,565	(a)
ExlService Holdings Inc.	1,129	33,249	(a)
Fidelity National Information Services Inc.	17,911	980,448
Fiserv Inc.	15,521	936,227	(a)
Global Cash Access Holdings Inc.	2,309	20,550	(a)
Global Payments Inc.	2,023	147,375
Heartland Payment Systems Inc.	1,236	50,936
Higher One Holdings Inc.	1,069	4,073	(a)
Information Services Group Inc.	1,104	5,310	(a)
Jack Henry & Associates Inc.	2,384	141,681
Mastercard Inc.	62,599	4,599,148
MAXIMUS Inc.	2,335	100,452
ModusLink Global Solutions Inc.	1,327	4,963	(a)
MoneyGram International Inc.	998	14,700	(a)
NeuStar Inc.	2,491	64,816	(a)
Paychex Inc.	20,195	839,304
PRGX Global Inc.	1,097	7,010	(a)
Sykes Enterprises Inc.	1,361	29,574	(a)
Syntel Inc.	528	45,387	(a)
TeleTech Holdings Inc.	599	17,365	(a)
The Western Union Co.	33,511	581,081
Total System Services Inc.	10,383	326,130
VeriFone Systems Inc.	3,152	115,836	(a)
Visa Inc.	31,318	6,599,016
WEX Inc.	2,430	255,077	(a)
Xerox Corp.	68,027	846,256
		21,350,906

Department Stores—0.1%
JC Penney Company Inc.	8,569	77,550	(a)
Kohl’s Corp.	12,133	639,166
Macy’s Inc.	22,449	1,302,491
Nordstrom Inc.	8,743	593,912
The Bon-Ton Stores Inc.	506	5,217
		2,618,336

Distillers & Vintners—0.1%
Brown-Forman Corp.	10,110	952,059
Constellation Brands Inc.	10,503	925,629	(a)
		1,877,688

Distributors—0.0% *
Core-Mark Holding Company Inc.	808	36,869
Genuine Parts Co.	9,582	841,299
LKQ Corp.	8,516	227,292	(a)
Pool Corp.	1,552	87,781
VOXX International Corp.	682	6,418	(a)
Weyco Group Inc.	219	6,003
		1,205,662

Diversified Banks—1.8%
Banco Latinoamericano de Comercio Exterior S.A.	1,037	30,768
Bank of America Corp.	655,096	10,068,825

Citigroup Inc.	189,243	8,913,345
Comerica Inc.	11,300	566,808
JPMorgan Chase & Co.	235,783	13,585,816
Square 1 Financial Inc.	194	3,688	(a)
U.S. Bancorp	113,115	4,900,142
Wells Fargo & Co.	298,603	15,694,574
		53,763,966

Diversified Capital Markets—0.0% *
HFF Inc. REIT	1,133	42,136

Diversified Chemicals—0.3%
Eastman Chemical Co.	9,349	816,635
EI du Pont de Nemours & Co.	57,210	3,743,823
FMC Corp.	8,310	591,589
LSB Industries Inc.	663	27,627	(a)
Olin Corp.	4,958	133,469
The Dow Chemical Co.	75,009	3,859,963
		9,173,106

Diversified Metals & Mining—0.1%
Compass Minerals International Inc.	942	90,187
Freeport-McMoRan Inc.	64,685	2,361,003
Globe Specialty Metals Inc.	2,203	45,778
Horsehead Holding Corp.	1,781	32,521	(a)
Materion Corp.	711	26,300
Molycorp Inc.	6,261	16,091	(a)
RTI International Metals Inc.	1,061	28,212	(a)
Southern Copper Corp.	9,992	303,457
U.S. Silica Holdings Inc.	1,853	102,730
		3,006,279

Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	2,879	119,335
Consolidated-Tomoka Land Co.	149	6,839
Tejon Ranch Co.	477	15,355	(a)
The St Joe Co.	1,303	33,135	(a)
		174,664

Diversified REITs—0.1%
American Assets Trust Inc.	1,191	41,149
Armada Hoffler Properties Inc.	699	6,766
Chambers Street Properties	8,234	66,201
Cousins Properties Inc.	6,822	84,934
Duke Realty Corp.	9,290	168,706
Empire State Realty Trust Inc.	3,157	52,090
First Potomac Realty Trust	2,089	27,408
Gladstone Commercial Corp.	535	9,560
Investors Real Estate Trust	3,684	33,930
Lexington Realty Trust	7,068	77,819
Liberty Property Trust	4,164	157,941
One Liberty Properties Inc.	415	8,856
PS Business Parks Inc.	675	56,356
RAIT Financial Trust	2,905	24,024
Select Income REIT	1,264	37,465
Vornado Realty Trust	10,869	1,160,048

Washington Real Estate Investment Trust	2,312	60,066
Whitestone REIT	747	11,138
Winthrop Realty Trust	1,248	19,157
		2,103,614

Diversified Support Services—0.1%
Cintas Corp.	6,307	400,747
Civeo Corp.	6,228	155,887	(a)
Copart Inc.	3,151	113,310	(a)
G&K Services Inc.	681	35,460
Healthcare Services Group Inc.	2,424	71,362
Iron Mountain Inc.	10,678	378,535
McGrath RentCorp.	900	33,075
Mobile Mini Inc.	1,608	77,007
Performant Financial Corp.	1,011	10,211	(a)
Schawk Inc.	419	8,531
UniFirst Corp.	509	53,954
Viad Corp.	708	16,879
		1,354,958

Drug Retail—0.3%
CVS Caremark Corp.	72,842	5,490,102
Liberator Medical Holdings Inc.	1,082	4,057
Walgreen Co.	54,688	4,054,021
		9,548,180

Education Services—0.0% *
2U Inc.	352	5,917	(a)
American Public Education Inc.	604	20,766	(a)
Apollo Education Group Inc.	2,790	87,187	(a)
Bridgepoint Education Inc.	531	7,052	(a)
Bright Horizons Family Solutions Inc.	1,054	45,259	(a)
Capella Education Co.	378	20,559
Career Education Corp.	2,359	11,040	(a)
Chegg Inc.	2,530	17,811	(a)
DeVry Education Group Inc.	1,604	67,913
Education Management Corp.	888	1,501	(a)
Graham Holdings Co.	271	194,608
Grand Canyon Education Inc.	1,618	74,379	(a)
Houghton Mifflin Harcourt Co.	3,750	71,850	(a)
ITT Educational Services Inc.	780	13,018	(a)
K12 Inc.	1,182	28,451	(a)
Strayer Education Inc.	370	19,429	(a)
Universal Technical Institute Inc.	772	9,372
		696,112

Electric Utilities—0.7%
ALLETE Inc.	1,459	74,920
American Electric Power Company Inc.	30,413	1,696,133
Cleco Corp.	3,781	222,890
Duke Energy Corp.	44,049	3,267,995
Edison International	20,318	1,180,679
El Paso Electric Co.	1,390	55,892
Entergy Corp.	11,183	918,013
Exelon Corp.	53,472	1,950,659
FirstEnergy Corp.	26,193	909,421

Great Plains Energy Inc.	4,328	116,293
Hawaiian Electric Industries Inc.	2,853	72,238
IDACORP Inc.	3,146	181,933
MGE Energy Inc.	1,195	47,214
NextEra Energy Inc.	27,161	2,783,459
Northeast Utilities	19,710	931,692
NRG Yield Inc.	694	36,123
OGE Energy Corp.	5,615	219,434
Otter Tail Corp.	1,256	38,044
Pepco Holdings Inc.	15,679	430,859
Pinnacle West Capital Corp.	6,895	398,807
PNM Resources Inc.	4,989	146,327
Portland General Electric Co.	2,694	93,401
PPL Corp.	39,368	1,398,745
The Empire District Electric Co.	1,476	37,904
The Southern Co.	55,477	2,517,546
UIL Holdings Corp.	1,959	75,833
Unitil Corp.	501	16,949
UNS Energy Corp.	1,438	86,870
Westar Energy Inc.	3,623	138,362
Xcel Energy Inc.	31,240	1,006,865
		21,051,500

Electrical Components & Equipment—0.3%
Acuity Brands Inc.	1,219	168,527
AMETEK Inc.	15,303	800,041
Eaton Corp. PLC	29,687	2,291,243
Emerson Electric Co.	43,724	2,901,525
Encore Wire Corp.	715	35,064
EnerSys	1,616	111,165
Enphase Energy Inc.	663	5,669	(a)
Franklin Electric Company Inc.	1,645	66,343
FuelCell Energy Inc.	7,611	18,266	(a)
Generac Holdings Inc.	2,372	115,611	(a)
General Cable Corp.	1,678	43,057
GrafTech International Ltd.	4,050	42,363	(a)
Hubbell Inc.	1,516	186,695
LSI Industries Inc.	759	6,057
Plug Power Inc.	5,759	26,952	(a)
Polypore International Inc.	1,556	74,268	(a)
Powell Industries Inc.	322	21,052
Preformed Line Products Co.	88	4,737
Regal-Beloit Corp.	1,268	99,614
Revolution Lighting Technologies Inc.	969	2,229	(a)
Rockwell Automation Inc.	8,634	1,080,631
Thermon Group Holdings Inc.	1,096	28,847	(a)
Vicor Corp.	533	4,466	(a)
		8,134,422

Electronic Components—0.1%
Aeroflex Holding Corp.	706	7,413	(a)
Amphenol Corp.	9,779	942,109
Belden Inc.	2,742	214,315
Corning Inc.	81,550	1,790,022
DTS Inc.	574	10,567	(a)
II-VI Inc.	1,783	25,782	(a)

InvenSense Inc.	2,450	55,591	(a)
Knowles Corp.	2,391	73,499	(a)
Littelfuse Inc.	777	72,222
Rogers Corp.	625	41,469	(a)
Universal Display Corp.	1,397	44,844	(a)
Vishay Intertechnology Inc.	3,815	59,094
		3,336,927

Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	493	25,956
Checkpoint Systems Inc.	1,419	19,852	(a)
Cognex Corp.	2,996	115,046	(a)
Coherent Inc.	855	56,575	(a)
Control4 Corp.	392	7,668	(a)
CUI Global Inc.	702	5,897	(a)
Daktronics Inc.	1,282	15,281
Electro Scientific Industries Inc.	831	5,659
FARO Technologies Inc.	596	29,276	(a)
FEI Co.	2,646	240,072
FLIR Systems Inc.	8,853	307,465
GSI Group Inc.	1,094	13,927	(a)
Itron Inc.	2,473	100,280	(a)
Mesa Laboratories Inc.	96	8,060
MTS Systems Corp.	523	35,438
National Instruments Corp.	2,765	89,558
Newport Corp.	1,385	25,622	(a)
OSI Systems Inc.	688	45,924	(a)
RealD Inc.	1,426	18,196	(a)
Rofin-Sinar Technologies Inc.	971	23,343	(a)
Vishay Precision Group Inc.	463	7,621	(a)
Zebra Technologies Corp.	1,430	117,718	(a)
		1,314,434

Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	1,861	47,418	(a)
CTS Corp.	1,152	21,543
Jabil Circuit Inc.	11,471	239,744
Kemet Corp.	1,555	8,941	(a)
Maxwell Technologies Inc.	1,037	15,690	(a)
Measurement Specialties Inc.	553	47,597	(a)
Mercury Systems Inc.	1,152	13,064	(a)
Methode Electronics Inc.	1,316	50,284
Multi-Fineline Electronix Inc.	310	3,422	(a)
Park Electrochemical Corp.	718	20,255
Plexus Corp.	1,171	50,693	(a)
Sanmina Corp.	2,840	64,695	(a)
Trimble Navigation Ltd.	7,354	271,730	(a)
TTM Technologies Inc.	1,797	14,735	(a)
Viasystems Group Inc.	201	2,189	(a)
		872,000

Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,913	51,613
Casella Waste Systems Inc.	1,360	6,814	(a)
Ceco Environmental Corp.	709	11,053
Clean Harbors Inc.	1,554	99,845	(a)
Heritage-Crystal Clean Inc.	322	6,321	(a)

Quest Resource Holding Corp.	407	2,120	(a)
Republic Services Inc.	16,623	631,175
Rollins Inc.	1,807	54,210
SP Plus Corp.	554	11,850	(a)
Stericycle Inc.	5,267	623,718	(a)
Team Inc.	707	29,001	(a)
Tetra Tech Inc.	2,239	61,573
US Ecology Inc.	744	36,419
Waste Connections Inc.	3,499	169,876
Waste Management Inc.	26,978	1,206,726
		3,002,314

Fertilizers & Agricultural Chemicals—0.2%
American Vanguard Corp.	1,014	13,405
CF Industries Holdings Inc.	3,248	781,241
Intrepid Potash Inc.	1,902	31,878	(a)
Marrone Bio Innovations Inc.	386	4,485	(a)
Monsanto Co.	32,649	4,072,636
Rentech Inc.	1,798	4,657	(a)
The Mosaic Co.	20,146	996,220
The Scotts Miracle-Gro Co.	1,221	69,426
		5,973,948

Food Distributors—0.1%
SpartanNash Co.	1,306	27,439
Sysco Corp.	36,449	1,365,015
The Andersons Inc.	972	50,136
The Chefs’ Warehouse Inc.	607	12,000	(a)
United Natural Foods Inc.	3,106	202,201	(a)
		1,656,791

Food Retail—0.1%
Casey’s General Stores Inc.	1,328	93,345
Fairway Group Holdings Corp.	674	4,482	(a)
Ingles Markets Inc.	473	12,464
Natural Grocers by Vitamin Cottage Inc.	329	7,044	(a)
Roundy’s Inc.	1,338	7,372
Safeway Inc.	14,380	493,809
SUPERVALU Inc.	12,521	102,923	(a)
Susser Holdings Corp.	632	51,015	(a)
The Fresh Market Inc.	1,475	49,368	(a)
The Kroger Co.	31,738	1,568,809
The Pantry Inc.	802	12,992	(a)
Village Super Market Inc.	234	5,530
Weis Markets Inc.	381	17,423
Whole Foods Market Inc.	22,876	883,700
		3,310,276

Footwear—0.1%
Crocs Inc.	3,020	45,391	(a)
Deckers Outdoor Corp.	974	84,085	(a)
NIKE Inc.	45,952	3,563,577
RG Barry Corp.	344	6,519
Skechers U.S.A. Inc.	1,346	61,512	(a)
Steven Madden Ltd.	2,009	68,909	(a)
Wolverine World Wide Inc.	3,497	91,132
		3,921,125

Forest Products—0.0% *
Boise Cascade Co.	1,353	38,750	(a)
Deltic Timber Corp.	381	23,020
Louisiana-Pacific Corp.	8,837	132,732	(a)
		194,502

Gas Utilities—0.1%
AGL Resources Inc.	7,450	409,973
Atmos Energy Corp.	2,817	150,428
Chesapeake Utilities Corp.	330	23,539
National Fuel Gas Co.	2,370	185,571
New Jersey Resources Corp.	1,453	83,053
Northwest Natural Gas Co.	935	44,085
ONE Gas Inc.	3,241	122,348
Piedmont Natural Gas Company Inc.	2,688	100,558
Questar Corp.	4,926	122,165
South Jersey Industries Inc.	1,137	68,686
Southwest Gas Corp.	1,602	84,570
The Laclede Group Inc.	1,132	54,959
UGI Corp.	3,249	164,074
WGL Holdings Inc.	3,248	139,989
		1,753,998

General Merchandise Stores—0.2%
Big Lots Inc.	1,564	71,475	(a)
Burlington Stores Inc.	987	31,446	(a)
Dollar General Corp.	18,880	1,082,957	(a)
Dollar Tree Inc.	12,865	700,628	(a)
Family Dollar Stores Inc.	5,964	394,459
Fred’s Inc.	1,301	19,892
Target Corp.	39,451	2,286,185
Tuesday Morning Corp.	1,483	26,427	(a)
		4,613,469

Gold—0.0% *
Allied Nevada Gold Corp.	3,484	13,100	(a)
Gold Resource Corp.	1,315	6,654
Newmont Mining Corp.	31,106	791,336
Royal Gold Inc.	1,832	139,452
		950,542

Health Care REITs—0.1%
American Realty Capital Healthcare Trust Inc.	5,827	63,456
Aviv REIT Inc.	676	19,043
CareTrust REIT Inc.	684	13,543	(a)
HCP Inc.	28,564	1,181,978
Healthcare Realty Trust Inc.	3,326	84,547
Healthcare REIT Inc.	19,014	1,191,607
LTC Properties Inc.	1,209	47,199
Medical Properties Trust Inc.	5,973	79,083
National Health Investors Inc.	1,138	71,193
Omega Healthcare Investors Inc.	3,554	131,001
Physicians Realty Trust	1,171	16,851
Sabra Healthcare REIT Inc.	1,629	46,769
Senior Housing Properties Trust	5,742	139,473
Universal Health Realty Income Trust	394	17,131
Ventas Inc.	18,332	1,175,081
		4,277,955

Healthcare Distributors—0.2%
AmerisourceBergen Corp.	14,065	1,021,963
Cardinal Health Inc.	21,180	1,452,101
Henry Schein Inc.	2,403	285,164	(a)
McKesson Corp.	14,360	2,673,976
MWI Veterinary Supply Inc.	444	63,044	(a)
Owens & Minor Inc.	3,947	134,119
Patterson Companies Inc.	5,087	200,987
PharMerica Corp.	1,021	29,190	(a)
		5,860,544

Healthcare Equipment—0.8%
Abaxis Inc.	770	34,119
Abbott Laboratories	93,566	3,826,849
ABIOMED Inc.	1,367	34,366	(a)
Accuray Inc.	2,659	23,399	(a)
Analogic Corp.	425	33,252
AngioDynamics Inc.	840	13,717	(a)
AtriCure Inc.	941	17,296	(a)
Baxter International Inc.	33,804	2,444,029
Becton Dickinson and Co.	12,043	1,424,687
Boston Scientific Corp.	82,492	1,053,423	(a)
Cantel Medical Corp.	1,172	42,919
Cardiovascular Systems Inc.	939	29,259	(a)
CareFusion Corp.	12,932	573,534	(a)
CONMED Corp.	938	41,413
Covidien PLC	28,080	2,532,254
CR Bard Inc.	4,744	678,439
CryoLife Inc.	1,009	9,031
Cyberonics Inc.	925	57,776	(a)
Cynosure Inc.	764	16,235	(a)
DexCom Inc.	2,582	102,402	(a)
Edwards Lifesciences Corp.	6,560	563,110	(a)
Exactech Inc.	337	8,503	(a)
GenMark Diagnostics Inc.	1,426	19,294	(a)
Globus Medical Inc.	2,263	54,131	(a)
Greatbatch Inc.	851	41,750	(a)
HeartWare International Inc.	586	51,861	(a)
Hill-Rom Holdings Inc.	1,616	67,080
Hologic Inc.	7,790	197,477	(a)
IDEXX Laboratories Inc.	1,443	192,742	(a)
Inogen Inc.	158	3,564	(a)
Insulet Corp.	1,900	75,373	(a)
Integra LifeSciences Holdings Corp.	857	40,330	(a)
Intuitive Surgical Inc.	2,391	984,614	(a)
Invacare Corp.	1,137	20,887
K2M Group Holdings Inc.	296	4,404	(a)
Masimo Corp.	1,669	39,388	(a)
Medtronic Inc.	62,224	3,967,402
Natus Medical Inc.	1,106	27,805	(a)
NuVasive Inc.	1,607	57,161	(a)
NxStage Medical Inc.	2,145	30,824	(a)
Orthofix International N.V.	631	22,874	(a)
PhotoMedex Inc.	459	5,623	(a)
ResMed Inc.	3,956	200,292

Rockwell Medical Inc.	1,433	17,182	(a)
Sirona Dental Systems Inc.	1,555	128,225	(a)
St Jude Medical Inc.	17,724	1,227,387
STERIS Corp.	3,694	197,555
Stryker Corp.	18,410	1,552,331
SurModics Inc.	477	10,217	(a)
Symmetry Medical Inc.	1,264	11,199	(a)
Tandem Diabetes Care Inc.	318	5,171	(a)
Teleflex Inc.	1,169	123,446
Thoratec Corp.	3,577	124,694	(a)
Tornier N.V.	1,221	28,547	(a)
TransEnterix Inc.	981	4,944	(a)
TriVascular Technologies Inc.	252	3,924	(a)
Varian Medical Systems Inc.	6,489	539,495	(a)
Veracyte Inc.	239	4,092	(a)
Volcano Corp.	1,761	31,011	(a)
Wright Medical Group Inc.	1,717	53,914	(a)
Zeltiq Aesthetics Inc.	998	15,160	(a)
Zimmer Holdings Inc.	10,445	1,084,818
		24,828,200

Healthcare Facilities—0.1%
Acadia Healthcare Company Inc.	1,263	57,466	(a)
Amsurg Corp.	1,121	51,084	(a)
Capital Senior Living Corp.	988	23,554	(a)
Chindex International Inc.	481	11,395	(a)
Community Health Systems Inc.	3,250	147,452	(a)
Emeritus Corp.	1,296	41,018	(a)
Five Star Quality Care Inc.	1,566	7,846	(a)

Hanger Inc.	1,198	37,677	(a)
HealthSouth Corp.	3,042	109,117
Kindred Healthcare Inc.	1,887	43,590
LifePoint Hospitals Inc.	1,251	77,687	(a)
National Healthcare Corp.	356	20,039
Select Medical Holdings Corp.	2,705	42,198
Skilled Healthcare Group Inc.	761	4,787	(a)
Surgical Care Affiliates Inc.	434	12,621	(a)
Tenet Healthcare Corp.	6,102	286,428	(a)
The Ensign Group Inc.	702	21,818
Universal Health Services Inc.	2,535	242,752
US Physical Therapy Inc.	418	14,291
VCA Inc.	2,482	87,093	(a)
		1,339,913

Healthcare Services—0.2%
Addus HomeCare Corp.	211	4,743	(a)
Air Methods Corp.	1,350	69,727	(a)
Alliance HealthCare Services Inc.	184	4,968	(a)
Almost Family Inc.	307	6,779	(a)
Amedisys Inc.	948	15,870	(a)
AMN Healthcare Services Inc.	1,622	19,951	(a)
Bio-Reference Laboratories Inc.	847	25,596	(a)
BioScrip Inc.	2,350	19,599	(a)
BioTelemetry Inc.	897	6,431	(a)
Chemed Corp.	605	56,701
Corvel Corp.	381	17,214	(a)
Cross Country Healthcare Inc.	1,060	6,911	(a)
DaVita Healthcare Partners Inc.	11,092	802,173	(a)
ExamWorks Group Inc.	1,196	37,949	(a)
Express Scripts Holding Co.	48,174	3,339,903	(a)
Gentiva Health Services Inc.	1,107	16,671	(a)
Healthways Inc.	1,089	19,101	(a)
IPC The Hospitalist Company Inc.	603	26,665	(a)
Laboratory Corporation of America Holdings	5,290	541,696	(a)
Landauer Inc.	322	13,524
LHC Group Inc.	416	8,890	(a)
MEDNAX Inc.	2,802	162,936	(a)
National Research Corp.	363	5,078	(a)
Omnicare Inc.	2,791	185,797
Quest Diagnostics Inc.	9,020	529,384
RadNet Inc.	1,119	7,419	(a)
Team Health Holdings Inc.	2,422	120,955	(a)
The Providence Service Corp.	401	14,673	(a)
		6,087,304

Healthcare Supplies—0.0% *
Align Technology Inc.	2,017	113,033	(a)
Anika Therapeutics Inc.	497	23,026	(a)
Antares Pharma Inc.	3,863	10,314	(a)
Atrion Corp.	53	17,278
Cerus Corp.	2,493	10,346	(a)
DENTSPLY International Inc.	8,812	417,248
Derma Sciences Inc.	784	9,063	(a)
Endologix Inc.	2,187	33,264	(a)
Haemonetics Corp.	1,792	63,222	(a)
ICU Medical Inc.	461	28,033	(a)

LDR Holding Corp.	569	14,231	(a)
Meridian Bioscience Inc.	1,436	29,639
Merit Medical Systems Inc.	1,500	22,650	(a)
Neogen Corp.	1,251	50,628	(a)
OraSure Technologies Inc.	1,918	16,514	(a)
Quidel Corp.	966	21,358	(a)
RTI Surgical Inc.	1,996	8,683	(a)
STAAR Surgical Co.	1,340	22,512	(a)
The Cooper Companies Inc.	1,355	183,643
The Spectranetics Corp.	1,448	33,130	(a)
Unilife Corp.	3,664	10,846	(a)
Utah Medical Products Inc.	125	6,430
Vascular Solutions Inc.	615	13,647	(a)
West Pharmaceutical Services Inc.	2,435	102,708
		1,261,446

Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	4,483	71,952	(a)
Castlight Health Inc.	446	6,779	(a)
Cerner Corp.	18,418	950,000	(a)
Computer Programs & Systems Inc.	393	24,995
HealthStream Inc.	733	17,812	(a)
HMS Holdings Corp.	5,515	112,561	(a)
MedAssets Inc.	2,105	48,078	(a)
Medidata Solutions Inc.	1,867	79,926	(a)
Merge Healthcare Inc.	2,490	5,652	(a)
Omnicell Inc.	1,273	36,548	(a)
Quality Systems Inc.	1,712	27,478
Vocera Communications Inc.	798	10,534	(a)
		1,392,315

Heavy Electrical Equipment—0.0% *
AZZ Inc.	883	40,689
Capstone Turbine Corp.	11,602	17,519	(a)
Global Power Equipment Group Inc.	608	9,825
Power Solutions International Inc.	153	11,011	(a)
PowerSecure International Inc.	774	7,539	(a)
		86,583

Home Building—0.1%
Beazer Homes USA Inc.	922	19,344	(a)
Cavco Industries Inc.	304	25,931	(a)
DR Horton Inc.	17,831	438,286
Hovnanian Enterprises Inc.	4,062	20,919	(a)
Installed Building Products Inc.	306	3,749	(a)
KB Home	5,429	101,414
Lennar Corp.	10,978	460,857
LGI Homes Inc.	485	8,851	(a)
M/I Homes Inc.	857	20,799	(a)
MDC Holdings Inc.	2,462	74,574
Meritage Homes Corp.	1,349	56,941	(a)
NVR Inc.	114	131,168	(a)
PulteGroup Inc.	21,178	426,949
Standard Pacific Corp.	5,002	43,017	(a)
The New Home Company Inc.	326	4,606	(a)
The Ryland Group Inc.	1,614	63,656
Toll Brothers Inc.	4,498	165,976	(a)

TRI Pointe Homes Inc.	580	9,118	(a)
UCP Inc.	260	3,554	(a)
WCI Communities Inc.	395	7,628	(a)
William Lyon Homes	600	18,264	(a)
		2,105,601

Home Entertainment Software—0.0% *
Electronic Arts Inc.	19,568	701,904	(a)
Glu Mobile Inc.	3,095	15,475	(a)
Rosetta Stone Inc.	725	7,047	(a)
Take-Two Interactive Software Inc.	3,410	75,839	(a)
		800,265

Home Furnishing Retail—0.0% *
Aaron’s Inc.	2,025	72,171
Bed Bath & Beyond Inc.	12,704	728,955	(a)
Haverty Furniture Companies Inc.	678	17,038
Kirkland’s Inc.	516	9,572	(a)
Mattress Firm Holding Corp.	517	24,687	(a)
Pier 1 Imports Inc.	3,255	50,160
Restoration Hardware Holdings Inc.	1,075	100,029	(a)
Select Comfort Corp.	1,875	38,737	(a)
Williams-Sonoma Inc.	2,467	177,081
		1,218,430

Home Furnishings—0.0% *
Ethan Allen Interiors Inc.	855	21,153
Flexsteel Industries Inc.	169	5,636
La-Z-Boy Inc.	1,809	41,914
Leggett & Platt Inc.	8,671	297,242
Mohawk Industries Inc.	3,819	528,320	(a)
Tempur-Sealy International Inc.	1,724	102,923	(a)
The Dixie Group Inc.	510	5,401	(a)
		1,002,589

Home Improvement Retail—0.3%
Lowe’s Companies Inc.	62,127	2,981,475
Lumber Liquidators Holdings Inc.	947	71,924	(a)
Sears Hometown and Outlet Stores Inc.	396	8,502	(a)
The Home Depot Inc.	85,232	6,900,383
Tile Shop Holdings Inc.	963	14,724	(a)
		9,977,008

Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	617	10,588
Ashford Hospitality Trust Inc.	2,414	27,858
Chatham Lodging Trust	929	20,345
Chesapeake Lodging Trust	1,730	52,298
DiamondRock Hospitality Co.	6,776	86,868
FelCor Lodging Trust Inc.	4,306	45,256
Hersha Hospitality Trust	6,970	46,769
Hospitality Properties Trust	4,208	127,923
Host Hotels & Resorts Inc.	47,208	1,039,048
LaSalle Hotel Properties	6,550	231,150
Pebblebrook Hotel Trust	2,188	80,868
RLJ Lodging Trust	4,512	130,352
Ryman Hospitality Properties	1,503	72,369

Strategic Hotels & Resorts Inc.	8,521	99,781	(a)
Summit Hotel Properties Inc.	2,927	31,026
Sunstone Hotel Investors Inc.	6,344	94,716
		2,197,215

Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	27,350	1,029,727
Diamond Resorts International Inc.	1,217	28,320	(a)
Interval Leisure Group Inc.	1,367	29,992
La Quinta Holdings Inc.	1,522	29,131	(a)
Marcus Corp.	640	11,680
Marriott International Inc.	13,663	875,798
Marriott Vacations Worldwide Corp.	979	57,399	(a)
Morgans Hotel Group Co.	985	7,811	(a)
Starwood Hotels & Resorts Worldwide Inc.	11,975	967,820
Wyndham Worldwide Corp.	7,917	599,475
		3,637,153

Household Appliances—0.0% *
Helen of Troy Ltd.	985	59,721	(a)
iRobot Corp.	1,008	41,278	(a)
NACCO Industries Inc.	177	8,956
Whirlpool Corp.	4,851	675,356
		785,311

Household Products—0.7%
Central Garden and Pet Co.	1,529	14,067	(a)
Church & Dwight Company Inc.	3,831	267,978
Colgate-Palmolive Co.	54,196	3,695,083
Energizer Holdings Inc.	1,738	212,088
Harbinger Group Inc.	2,855	36,258	(a)
Kimberly-Clark Corp.	23,466	2,609,889
Oil-Dri Corporation of America	166	5,075
Orchids Paper Products Co.	272	8,715
The Clorox Co.	8,000	731,200
The Procter & Gamble Co.	168,578	13,248,545
WD-40 Co.	517	38,889
		20,867,787

Housewares & Specialties—0.0% *
CSS Industries Inc.	316	8,333
Jarden Corp.	3,382	200,722	(a)
Libbey Inc.	749	19,953	(a)
Lifetime Brands Inc.	350	5,502
Newell Rubbermaid Inc.	17,205	533,183
Tupperware Brands Corp.	1,429	119,607
		887,300

Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	252	11,844
CDI Corp.	475	6,845
Corporate Resource Services Inc.	575	1,714	(a)
GP Strategies Corp.	527	13,639	(a)
Heidrick & Struggles International Inc.	627	11,600
Insperity Inc.	782	25,806
Kelly Services Inc.	941	16,157
Kforce Inc.	944	20,438
Korn/Ferry International	1,704	50,046	(a)

Manpowergroup Inc.	2,250	190,912
On Assignment Inc.	1,871	66,551	(a)
Paylocity Holding Corp.	288	6,229	(a)
Robert Half International Inc.	8,588	409,991
Towers Watson & Co.	1,805	188,135
TriNet Group Inc.	539	12,974	(a)
TrueBlue Inc.	1,408	38,819	(a)
WageWorks Inc.	1,210	58,334	(a)
		1,130,034

Hypermarkets & Super Centers—0.4%
Costco Wholesale Corp.	27,316	3,145,711
PriceSmart Inc.	647	56,315
Wal-Mart Stores Inc.	100,435	7,539,655
		10,741,681

Independent Power Producers & Energy Traders—0.1%
AES Corp.	41,197	640,613
Atlantic Power Corp.	4,145	16,994
Dynegy Inc.	3,461	120,443	(a)
NRG Energy Inc.	20,983	780,568
		1,558,618

Industrial Conglomerates—0.9%
3M Co.	38,723	5,546,683
Carlisle Companies Inc.	1,806	156,436
Danaher Corp.	37,469	2,949,934
General Electric Co.	624,767	16,418,877	(c)
Raven Industries Inc.	1,258	41,690
Roper Industries Inc.	6,224	908,766
		26,022,386

Industrial Gases—0.2%
Air Products & Chemicals Inc.	13,217	1,699,970
Airgas Inc.	4,175	454,699
Praxair Inc.	18,259	2,425,526
		4,580,195

Industrial Machinery—0.4%
Actuant Corp.	2,446	84,558
Albany International Corp.	970	36,821
Altra Industrial Motion Corp.	933	33,952
ARC Group Worldwide Inc.	105	1,596	(a)
Barnes Group Inc.	1,867	71,954
Blount International Inc.	1,753	24,735	(a)
Briggs & Stratton Corp.	1,610	32,941
Chart Industries Inc.	1,050	86,877	(a)
CIRCOR International Inc.	608	46,895
CLARCOR Inc.	3,154	195,075
Columbus McKinnon Corp.	689	18,637
Crane Co.	1,393	103,583
Donaldson Company Inc.	3,707	156,880
Dover Corp.	10,368	942,970
Dynamic Materials Corp.	481	10,645
Energy Recovery Inc.	1,325	6,519	(a)
EnPro Industries Inc.	778	56,918	(a)
ESCO Technologies Inc.	917	31,765
Flowserve Corp.	8,570	637,179
Global Brass & Copper Holdings Inc.	728	12,303

Graco Inc.	1,712	133,673
Graham Corp.	350	12,184
Harsco Corp.	5,044	134,322
Hillenbrand Inc.	2,157	70,361
Hurco Companies Inc.	229	6,458
Hyster-Yale Materials Handling Inc.	354	31,343
IDEX Corp.	2,275	183,683
Illinois Tool Works Inc.	23,644	2,070,269
Ingersoll-Rand PLC	15,632	977,156
ITT Corp.	2,593	124,723
John Bean Technologies Corp.	999	30,959
Kadant Inc.	376	14,457
Kennametal Inc.	2,211	102,325
LB Foster Co.	355	19,213
Lincoln Electric Holdings Inc.	2,264	158,208
Lydall Inc.	572	15,656	(a)
Mueller Industries Inc.	1,953	57,438
Mueller Water Products Inc.	5,497	47,494
NN Inc.	631	16,141
Nordson Corp.	1,686	135,200
Omega Flex Inc.	130	2,551
Pall Corp.	6,846	584,580
Parker Hannifin Corp.	9,287	1,167,655
Proto Labs Inc.	779	63,816	(a)
RBC Bearings Inc.	798	51,112
Rexnord Corp.	2,584	72,740	(a)
Snap-on Inc.	3,637	431,057
SPX Corp.	1,235	133,639
Standex International Corp.	441	32,846
Stanley Black & Decker Inc.	9,735	854,928
Sun Hydraulics Corp.	771	31,303
Tennant Co.	635	48,463
The ExOne Co.	342	13,550	(a)
The Gorman-Rupp Co.	648	22,920
The Timken Co.	2,161	146,602
TriMas Corp.	1,558	59,407	(a)
Valmont Industries Inc.	755	114,722
Watts Water Technologies Inc.	980	60,495
Woodward Inc.	3,947	198,060
Xerium Technologies Inc.	408	5,696	(a)
Xylem Inc.	11,477	448,521
		11,478,729

Industrial REITs—0.1%
DCT Industrial Trust Inc.	11,295	92,732
EastGroup Properties Inc.	1,079	69,304
First Industrial Realty Trust Inc.	3,810	71,781
Monmouth Real Estate Investment Corp.	1,901	19,086
Prologis Inc.	31,158	1,280,282
Rexford Industrial Realty Inc.	972	13,841
STAG Industrial Inc.	1,787	42,906
Terreno Realty Corp.	1,128	21,804
		1,611,736

Insurance Brokers—0.1%
Aon PLC	18,468	1,663,782
Arthur J Gallagher & Co.	4,428	206,345

Brown & Brown Inc.	3,355	103,032
Crawford & Co.	985	9,929
eHealth Inc.	669	25,402	(a)
Marsh & McLennan Companies Inc.	34,222	1,773,384
		3,781,874

Integrated Oil & Gas—1.7%
Chevron Corp.	118,597	15,482,838
Exxon Mobil Corp.	267,551	26,937,035
Hess Corp.	16,440	1,625,752
Occidental Petroleum Corp.	48,943	5,023,020
		49,068,645

Integrated Telecommunication Services—0.9%
AT&T Inc.	323,326	11,432,807
Atlantic Tele-Network Inc.	323	18,734
Cbeyond Inc.	952	9,472	(a)
CenturyLink Inc.	35,655	1,290,711
Cincinnati Bell Inc.	7,252	28,500	(a)
Consolidated Communications Holdings Inc.	1,394	31,003
Enventis Corp.	503	7,968
Fairpoint Communications Inc.	718	10,030	(a)
Frontier Communications Corp.	62,536	365,210
General Communication Inc.	1,229	13,617	(a)
Hawaiian Telcom Holdco Inc.	355	10,157	(a)
IDT Corp.	574	9,999
Verizon Communications Inc.	257,988	12,623,353
Windstream Holdings Inc.	37,655	375,044
		26,226,605

Internet Retail—0.5%
1-800-Flowers.com Inc.	802	4,652	(a)
Amazon.com Inc.	23,220	7,541,391	(a)
Blue Nile Inc.	405	11,340	(a)
Coupons.com Inc.	416	10,945	(a)
Expedia Inc.	6,404	504,379
FTD Companies Inc.	657	20,886	(a)
Lands’ End Inc.	566	19,006	(a)
Netflix Inc.	3,733	1,644,760	(a)
Nutrisystem Inc.	972	16,631
Orbitz Worldwide Inc.	1,772	15,771	(a)
Overstock.com Inc.	411	6,481	(a)
PetMed Express Inc.	710	9,571
RetailMeNot Inc.	1,061	28,233	(a)
Shutterfly Inc.	1,330	57,270	(a)
The Priceline Group Inc.	3,266	3,928,998	(a)
TripAdvisor Inc.	6,942	754,318	(a)
Vitacost.com Inc.	821	5,139	(a)
		14,579,771

Internet Software & Services—1.2%
Aerohive Networks Inc.	322	2,647	(a)
Akamai Technologies Inc.	11,082	676,667	(a)
Amber Road Inc.	304	4,904	(a)
Angie’s List Inc.	1,503	17,946	(a)
AOL Inc.	2,263	90,045	(a)
Bankrate Inc.	2,308	40,482	(a)
Bazaarvoice Inc.	1,709	13,484	(a)

Benefitfocus Inc.	160	7,395	(a)
Blucora Inc.	1,466	27,663	(a)
Borderfree Inc.	203	3,364	(a)
Brightcove Inc.	1,103	11,626	(a)
Carbonite Inc.	602	7,206	(a)
Care.com Inc.	247	3,127	(a)
ChannelAdvisor Corp.	714	18,821	(a)
comScore Inc.	1,198	42,505	(a)
Constant Contact Inc.	1,091	35,032	(a)
Conversant Inc.	4,107	104,318	(a)
Cornerstone OnDemand Inc.	1,832	84,309	(a)
Cvent Inc.	618	17,978	(a)
Dealertrack Technologies Inc.	1,846	83,698	(a)
Demand Media Inc.	1,391	6,705	(a)
Demandware Inc.	1,036	71,867	(a)
Dice Holdings Inc.	1,396	10,624	(a)
Digital River Inc.	1,135	17,513	(a)
E2open Inc.	795	16,433	(a)
EarthLink Holdings Corp.	3,517	13,083
eBay Inc.	71,056	3,557,063	(a)
Endurance International Group Holdings Inc.	1,038	15,871	(a)
Envestnet Inc.	1,173	57,383	(a)
Equinix Inc.	1,404	294,966	(a)
Everyday Health Inc.	259	4,786	(a)
Facebook Inc.	107,112	7,207,566	(a)
Five9 Inc.	410	2,952	(a)
Global Eagle Entertainment Inc.	1,311	16,256	(a)
Gogo Inc.	1,926	37,673	(a)
Google Inc., Class A	17,648	10,318,256	(a)
Google Inc., Class C	17,648	10,152,541	(a)
GrubHub Inc.	307	10,871	(a)
GTT Communications Inc.	480	4,901	(a)
Internap Network Services Corp.	1,844	13,000	(a)
IntraLinks Holdings Inc.	1,316	11,699	(a)
j2 Global Inc.	1,636	83,207
Limelight Networks Inc.	2,099	6,423	(a)
Liquidity Services Inc.	908	14,310	(a)
LivePerson Inc.	1,883	19,112	(a)
LogMeIn Inc.	839	39,114	(a)
Marchex Inc.	1,123	13,498
Marin Software Inc.	901	10,605	(a)
Marketo Inc.	883	25,678	(a)
Millennial Media Inc.	2,591	12,929	(a)
Monster Worldwide Inc.	3,080	20,143	(a)
Move Inc.	1,406	20,795	(a)
NIC Inc.	2,283	36,186
OpenTable Inc.	813	84,227	(a)
OPOWER Inc.	265	4,995	(a)
Perficient Inc.	1,185	23,072	(a)
Q2 Holdings Inc.	338	4,820	(a)
QuinStreet Inc.	1,269	6,992	(a)
Rackspace Hosting Inc.	3,299	111,044	(a)
RealNetworks Inc.	847	6,463	(a)
Reis Inc.	271	5,713
Rocket Fuel Inc.	632	19,649	(a)
SciQuest Inc.	947	16,752	(a)

Shutterstock Inc.	524	43,482	(a)
SPS Commerce Inc.	563	35,576	(a)
Stamps.com Inc.	485	16,340	(a)
TechTarget Inc.	584	5,151	(a)
Textura Corp.	642	15,177	(a)
Travelzoo Inc.	237	4,586	(a)
Tremor Video Inc.	1,210	5,711	(a)
TrueCar Inc.	265	3,917	(a)
Trulia Inc.	1,273	60,315	(a)
Unwired Planet Inc.	2,006	4,473	(a)
VeriSign Inc.	7,678	374,763	(a)
VistaPrint N.V.	1,159	46,893	(a)
Web.com Group Inc.	1,785	51,533	(a)
WebMD Health Corp.	1,335	64,480	(a)
XO Group Inc.	921	11,255	(a)
Xoom Corp.	1,065	28,073	(a)
Yahoo! Inc.	58,368	2,050,468	(a)
YuMe Inc.	615	3,628	(a)
Zix Corp.	1,922	6,573	(a)
		36,553,347

Investment Banking & Brokerage—0.3%
BGC Partners Inc.	5,990	44,565
Cowen Group Inc.	3,958	16,703	(a)
E*TRADE Financial Corp.	17,918	380,937	(a)
Evercore Partners Inc.	1,146	66,055
FBR & Co.	328	8,899	(a)
FXCM Inc.	1,565	23,412
GFI Group Inc.	2,701	8,967
Greenhill & Company Inc.	977	48,117
INTL. FCStone Inc.	520	10,358	(a)
Investment Technology Group Inc.	1,251	21,117	(a)
KCG Holdings Inc.	1,835	21,800	(a)
Ladenburg Thalmann Financial Services Inc.	3,664	11,542	(a)
Marcus & Millichap Inc.	274	6,990	(a)
Moelis & Co.	252	8,470	(a)
Morgan Stanley	87,234	2,820,275
Oppenheimer Holdings Inc.	333	7,989
Piper Jaffray Cos.	561	29,043	(a)
Raymond James Financial Inc.	3,504	177,758
RCS Capital Corp.	143	3,036
Stifel Financial Corp.	2,262	107,106	(a)
SWS Group Inc.	992	7,222	(a)
The Charles Schwab Corp.	72,920	1,963,735
The Goldman Sachs Group Inc.	25,908	4,338,035
		10,132,131

IT Consulting & Other Services—0.6%
Accenture PLC	39,430	3,187,521
Acxiom Corp.	4,819	104,524	(a)
CACI International Inc.	808	56,730	(a)
CIBER Inc.	2,753	13,600	(a)
Cognizant Technology Solutions Corp.	37,887	1,853,053	(a)
Computer Task Group Inc.	544	8,954
Datalink Corp.	673	6,730	(a)
EPAM Systems Inc.	1,227	53,681	(a)
Forrester Research Inc.	378	14,319

Gartner Inc.	2,543	179,332	(a)
iGATE Corp.	1,270	46,215	(a)
International Business Machines Corp.	59,277	10,745,142
Leidos Holdings Inc.	1,791	68,667
Lionbridge Technologies Inc.	2,179	12,943	(a)
ManTech International Corp.	826	24,384
Sapient Corp.	3,936	63,960	(a)
Science Applications International Corp.	2,584	114,110
ServiceSource International Inc.	2,437	14,135	(a)
Teradata Corp.	9,801	394,000	(a)
The Hackett Group Inc.	933	5,570
Unisys Corp.	1,764	43,641	(a)
Virtusa Corp.	894	32,005	(a)
		17,043,216

Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	752	13,942
International Speedway Corp.	1,745	58,074
Intrawest Resorts Holdings Inc.	475	5,443	(a)
Life Time Fitness Inc.	2,466	120,193	(a)
Speedway Motorsports Inc.	377	6,880
Vail Resorts Inc.	1,244	96,012
		300,544

Leisure Products—0.1%
Arctic Cat Inc.	444	17,502
Black Diamond Inc.	836	9,380	(a)
Brunswick Corp.	5,795	244,143
Callaway Golf Co.	2,742	22,813
Escalade Inc.	332	5,358
Hasbro Inc.	7,178	380,793
JAKKS Pacific Inc.	594	4,598
Johnson Outdoors Inc.	172	4,438
LeapFrog Enterprises Inc.	2,248	16,523	(a)
Malibu Boats Inc.	248	4,985	(a)
Marine Products Corp.	446	3,702
Mattel Inc.	21,122	823,124
Nautilus Inc.	1,041	11,545	(a)
Polaris Industries Inc.	1,857	241,856
Smith & Wesson Holding Corp.	1,904	27,684	(a)
Sturm Ruger & Company Inc.	668	39,419
		1,857,863

Life & Health Insurance—0.4%
Aflac Inc.	28,311	1,762,360
American Equity Investment Life Holding Co.	2,557	62,902
Citizens Inc.	1,530	11,322	(a)
CNO Financial Group Inc.	7,511	133,696
FBL Financial Group Inc.	328	15,088
Fidelity & Guaranty Life	383	9,169
Independence Holding Co.	243	3,434
Kansas City Life Insurance Co.	130	5,912
Lincoln National Corp.	16,452	846,291
MetLife Inc.	70,109	3,895,256
National Western Life Insurance Co.	78	19,454
Primerica Inc.	3,408	163,073
Principal Financial Group Inc.	17,056	860,987
Protective Life Corp.	2,226	154,329

Prudential Financial Inc.	28,720	2,549,474
StanCorp Financial Group Inc.	1,230	78,720
Symetra Financial Corp.	2,598	59,079
The Phoenix Companies Inc.	206	9,968	(a)
Torchmark Corp.	5,458	447,119
Unum Group	16,007	556,403
		11,644,036

Life Sciences Tools & Services—0.2%
Accelerate Diagnostics Inc.	782	20,332	(a)
Affymetrix Inc.	2,566	22,863	(a)
Agilent Technologies Inc.	20,781	1,193,661
Albany Molecular Research Inc.	834	16,780	(a)
Bio-Rad Laboratories Inc.	565	67,636	(a)
Cambrex Corp.	1,071	22,170	(a)
Charles River Laboratories International Inc.	1,364	73,001	(a)
Covance Inc.	1,618	138,468	(a)
Enzo Biochem Inc.	1,170	6,143	(a)
Fluidigm Corp.	966	28,400	(a)
Furiex Pharmaceuticals Inc.	244	25,908	(a)
Luminex Corp.	1,284	22,021	(a)
Mettler-Toledo International Inc.	822	208,114	(a)
NanoString Technologies Inc.	342	5,113	(a)
Pacific Biosciences of California Inc.	1,998	12,348	(a)
PAREXEL International Corp.	1,961	103,619	(a)
PerkinElmer Inc.	7,077	331,487
Sequenom Inc.	4,098	15,859	(a)
Techne Corp.	934	86,460
Thermo Fisher Scientific Inc.	24,847	2,931,946
Waters Corp.	5,286	552,070	(a)
		5,884,399

Managed Healthcare—0.4%
Aetna Inc.	22,262	1,805,003
Cigna Corp.	16,733	1,538,934
Health Net Inc.	2,251	93,506	(a)
Humana Inc.	9,635	1,230,582
Magellan Health Inc.	949	59,066	(a)
Molina Healthcare Inc.	1,039	46,371	(a)
Triple-S Management Corp.	847	15,187	(a)
UnitedHealth Group Inc.	61,044	4,990,347
Universal American Corp.	1,459	12,153
WellCare Health Plans Inc.	2,735	204,195	(a)
WellPoint Inc.	17,421	1,874,674
		11,870,018

Marine—0.0% *
Baltic Trading Ltd.	1,683	10,064
International Shipholding Corp.	207	4,745
Kirby Corp.	1,610	188,596	(a)
Knightsbridge Tankers Ltd.	1,175	16,673
Matson Inc.	1,486	39,884
Scorpio Bulkers Inc.	4,608	41,011	(a)
Ultrapetrol Bahamas Ltd.	807	2,397	(a)
		303,370

Metal & Glass Containers—0.0% *
AEP Industries Inc.	150	5,231	(a)
AptarGroup Inc.	1,843	123,500
Ball Corp.	8,668	543,310
Berry Plastics Group Inc.	3,095	79,851	(a)
Greif Inc.	853	46,540
Myers Industries Inc.	958	19,246
Owens-Illinois Inc.	10,316	357,346	(a)
Silgan Holdings Inc.	1,231	62,559
		1,237,583

Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	1,010	19,119
Altisource Residential Corp.	1,976	51,435
American Capital Mortgage Investment Corp.	1,781	35,656
Anworth Mortgage Asset Corp.	4,417	22,792
Apollo Commercial Real Estate Finance Inc.	1,569	25,873
Apollo Residential Mortgage Inc.	1,104	18,459
Ares Commercial Real Estate Corp.	971	12,050
ARMOUR Residential REIT Inc.	12,421	53,783
Capstead Mortgage Corp.	3,338	43,895
Colony Financial Inc.	3,202	74,350
CYS Investments Inc.	5,635	50,828
Dynex Capital Inc.	1,818	16,089
Hannon Armstrong Sustainable Infrastructure Capital Inc.	741	10,626
Hatteras Financial Corp.	3,306	65,492
Invesco Mortgage Capital Inc.	4,268	74,093
iStar Financial Inc.	2,939	44,026	(a)
New Residential Investment Corp.	9,679	60,978
New York Mortgage Trust Inc.	3,136	24,492
Owens Realty Mortgage Inc.	361	7,022
PennyMac Mortgage Investment Trust	2,516	55,201
Redwood Trust Inc.	2,871	55,898
Resource Capital Corp.	4,567	25,712
Western Asset Mortgage Capital Corp.	1,449	20,532
		868,401

Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	13,589	949,192

Movies & Entertainment—0.6%
AMC Entertainment Holdings Inc.	729	18,130
Carmike Cinemas Inc.	797	27,999	(a)
Cinedigm Corp.	2,621	6,526	(a)
Cinemark Holdings Inc.	2,952	104,383
DreamWorks Animation SKG Inc.	2,021	47,008	(a)
Live Nation Entertainment Inc.	4,011	99,032	(a)
Reading International Inc.	655	5,587	(a)
Rentrak Corp.	344	18,043	(a)
SFX Entertainment Inc.	1,515	12,271	(a)
The Walt Disney Co.	100,342	8,603,323
Time Warner Inc.	54,952	3,860,378
Twenty-First Century Fox Inc.	119,279	4,192,657
Viacom Inc.	24,364	2,113,090
World Wrestling Entertainment Inc.	1,004	11,978
		19,120,405

Multi-Line Insurance—0.3%
American Financial Group Inc.	2,015	120,013
American International Group Inc.	90,124	4,918,968
Assurant Inc.	4,479	293,599
Genworth Financial Inc.	30,746	534,980	(a)
HCC Insurance Holdings Inc.	2,807	137,375
Horace Mann Educators Corp.	1,420	44,403
Kemper Corp.	3,022	111,391
Loews Corp.	19,048	838,303
National General Holdings Corp.	1,223	21,280
The Hartford Financial Services Group Inc.	27,988	1,002,250
		8,022,562

Multi-Sector Holdings—0.5%
Berkshire Hathaway Inc.	112,170	14,196,235	(a)
Leucadia National Corp.	19,708	516,744
PICO Holdings Inc.	787	18,699	(a)
		14,731,678

Multi-Utilities—0.5%
Alliant Energy Corp.	3,121	189,944
Ameren Corp.	15,144	619,087
Avista Corp.	2,074	69,520
Black Hills Corp.	2,790	171,278
CenterPoint Energy Inc.	26,818	684,932
CMS Energy Corp.	16,755	521,918
Consolidated Edison Inc.	18,267	1,054,737
Dominion Resources Inc.	36,221	2,590,526
DTE Energy Co.	11,043	859,918
Integrys Energy Group Inc.	5,000	355,650
MDU Resources Group Inc.	5,402	189,610
NiSource Inc.	19,646	772,874
NorthWestern Corp.	1,351	70,509
PG&E Corp.	28,934	1,389,411
Public Service Enterprise Group Inc.	31,549	1,286,884
SCANA Corp.	8,842	475,788
Sempra Energy	14,195	1,486,358
TECO Energy Inc.	12,817	236,858
Vectren Corp.	2,318	98,515
Wisconsin Energy Corp.	14,074	660,352
		13,784,669

Office REITs—0.1%
Alexandria Real Estate Equities Inc.	2,015	156,445
BioMed Realty Trust Inc.	5,417	118,253
Boston Properties Inc.	9,544	1,127,910
Coresite Realty Corp.	722	23,877
Corporate Office Properties Trust	2,459	68,385
CyrusOne Inc.	676	16,832
DuPont Fabros Technology Inc.	2,189	59,015
Franklin Street Properties Corp.	3,136	39,451
Government Properties Income Trust	1,883	47,809
Gramercy Property Trust Inc.	4,046	24,478
Highwoods Properties Inc.	5,670	237,857
Hudson Pacific Properties Inc.	1,891	47,918
Kilroy Realty Corp.	2,326	144,863

Mack-Cali Realty Corp.	5,533	118,849
New York REIT Inc.	6,052	66,935
Parkway Properties Inc.	2,448	50,551
QTS Realty Trust Inc.	423	12,111
SL Green Realty Corp.	2,673	292,453
		2,653,992

Office Services & Supplies—0.0% *
ACCO Brands Corp.	3,923	25,147	(a)
ARC Document Solutions Inc.	1,419	8,315	(a)
Herman Miller Inc.	3,705	112,039
HNI Corp.	2,823	110,408
Interface Inc.	2,287	43,087
Kimball International Inc.	1,171	19,579
Knoll Inc.	1,672	28,976
MSA Safety Inc.	1,915	110,074
NL Industries Inc.	305	2,834
Pitney Bowes Inc.	12,663	349,752
Steelcase Inc.	2,857	43,226
United Stationers Inc.	1,357	56,275
West Corp.	1,323	35,456
		945,168

Oil & Gas Drilling—0.1%
Atwood Oceanics Inc.	1,626	85,332	(a)
Diamond Offshore Drilling Inc.	4,250	210,927
Ensco PLC	14,581	810,266
Helmerich & Payne Inc.	6,745	783,162
Hercules Offshore Inc.	5,483	22,042	(a)
Nabors Industries Ltd.	16,347	480,111
Parker Drilling Co.	4,128	26,915	(a)
Patterson-UTI Energy Inc.	4,087	142,800
Pioneer Energy Services Corp.	2,181	38,255	(a)
Rowan Companies PLC	7,781	248,447
Unit Corp.	1,249	85,969	(a)
Vantage Drilling Co.	7,347	14,106	(a)
		2,948,332

Oil & Gas Equipment & Services—0.7%
Baker Hughes Inc.	27,178	2,023,402
Basic Energy Services Inc.	1,093	31,937	(a)
Bristow Group Inc.	1,225	98,760
C&J Energy Services Inc.	1,576	53,237	(a)
Cameron International Corp.	12,738	862,490	(a)
CARBO Ceramics Inc.	1,240	191,109
Dawson Geophysical Co.	279	7,993
Dresser-Rand Group Inc.	2,162	137,784	(a)
Dril-Quip Inc.	1,144	124,971	(a)
Era Group Inc.	715	20,506	(a)
Exterran Holdings Inc.	2,019	90,835
FMC Technologies Inc.	14,646	894,431	(a)
Forum Energy Technologies Inc.	2,050	74,682	(a)
Geospace Technologies Corp.	445	24,511	(a)
Glori Energy Inc.	411	4,463	(a)
Gulf Island Fabrication Inc.	491	10,566
Gulfmark Offshore Inc.	927	41,882
Halliburton Co.	52,611	3,735,907

Helix Energy Solutions Group Inc.	6,405	168,516	(a)
Hornbeck Offshore Services Inc.	1,250	58,650	(a)
ION Geophysical Corp.	4,477	18,893	(a)
Key Energy Services Inc.	4,536	41,459	(a)
Matrix Service Co.	923	30,265	(a)
McDermott International Inc.	8,175	66,136	(a)
Mitcham Industries Inc.	430	6,011	(a)
National Oilwell Varco Inc.	26,718	2,200,227
Natural Gas Services Group Inc.	442	14,613	(a)
Newpark Resources Inc.	2,931	36,520	(a)
Nuverra Environmental Solutions Inc.	520	10,457	(a)
Oceaneering International Inc.	3,043	237,750
Oil States International Inc.	1,500	96,135	(a)
PHI Inc.	442	19,700	(a)
Profire Energy Inc.	449	2,025	(a)
RigNet Inc.	409	22,012	(a)
Schlumberger Ltd.	81,141	9,570,581
SEACOR Holdings Inc.	715	58,809	(a)
Superior Energy Services Inc.	4,414	159,522
Tesco Corp.	1,189	25,373
TETRA Technologies Inc.	2,720	32,042	(a)
Tidewater Inc.	1,392	78,161
Willbros Group Inc.	1,426	17,611	(a)
		21,400,934

Oil & Gas Exploration & Production—1.1%
Abraxas Petroleum Corp.	2,809	17,584	(a)
American Eagle Energy Corp.	1,036	6,206	(a)
Anadarko Petroleum Corp.	31,457	3,443,598
Apache Corp.	24,027	2,417,597
Apco Oil and Gas International Inc.	352	5,079	(a)
Approach Resources Inc.	1,352	30,731	(a)
Bill Barrett Corp.	3,104	83,125	(a)
Bonanza Creek Energy Inc.	1,131	64,682	(a)
BPZ Resources Inc.	4,022	12,388	(a)
Cabot Oil & Gas Corp.	25,968	886,548
Callon Petroleum Co.	1,440	16,776	(a)
Carrizo Oil & Gas Inc.	1,569	108,669	(a)
Chesapeake Energy Corp.	31,580	981,506
Cimarex Energy Co.	5,415	776,836
Clayton Williams Energy Inc.	205	28,161	(a)
Comstock Resources Inc.	1,651	47,615
ConocoPhillips	76,478	6,556,459
Contango Oil & Gas Co.	596	25,217	(a)
Denbury Resources Inc.	21,851	403,369
Devon Energy Corp.	23,876	1,895,754
Diamondback Energy Inc.	1,313	116,594	(a)
Emerald Oil Inc.	2,032	15,545	(a)
Energen Corp.	2,057	182,826
Energy XXI Bermuda Ltd.	3,238	76,514
EOG Resources Inc.	34,040	3,977,914
EQT Corp.	9,445	1,009,671
Evolution Petroleum Corp.	693	7,588
EXCO Resources Inc.	5,247	30,905
Forest Oil Corp.	4,349	9,916	(a)
FX Energy Inc.	1,948	7,032	(a)
Gastar Exploration Inc.	1,892	16,479	(a)

Goodrich Petroleum Corp.	1,200	33,120	(a)
Gulfport Energy Corp.	2,413	151,536	(a)
Halcon Resources Corp.	8,985	65,501	(a)
Harvest Natural Resources Inc.	1,429	7,131	(a)
Isramco Inc.	36	4,576	(a)
Jones Energy Inc.	378	7,749	(a)
Kodiak Oil & Gas Corp.	9,194	133,773	(a)
Magnum Hunter Resources Corp.	6,851	56,178	(a)
Marathon Oil Corp.	42,111	1,681,071
Matador Resources Co.	2,526	73,961	(a)
Midstates Petroleum Company Inc.	1,273	9,204	(a)
Miller Energy Resources Inc.	1,114	7,130	(a)
Murphy Oil Corp.	10,502	698,173
Newfield Exploration Co.	8,469	374,330	(a)
Noble Energy Inc.	22,396	1,734,794
Northern Oil and Gas Inc.	2,109	34,356	(a)
Panhandle Oil and Gas Inc.	237	13,279
Parsley Energy Inc.	1,720	41,400	(a)
PDC Energy Inc.	1,234	77,927	(a)
Penn Virginia Corp.	2,260	38,307	(a)
PetroQuest Energy Inc.	2,084	15,672	(a)
Pioneer Natural Resources Co.	8,908	2,047,147
QEP Resources Inc.	11,251	388,160
Quicksilver Resources Inc.	4,291	11,457	(a)
Range Resources Corp.	10,496	912,627
Resolute Energy Corp.	2,671	23,077	(a)
Rex Energy Corp.	1,681	29,771	(a)
Ring Energy Inc.	634	11,063	(a)
Rosetta Resources Inc.	3,844	210,843	(a)
RSP Permian Inc.	757	24,557	(a)
Sanchez Energy Corp.	1,573	59,129	(a)
SM Energy Co.	1,886	158,613
Southwestern Energy Co.	22,020	1,001,690	(a)
Stone Energy Corp.	1,932	90,398	(a)
Swift Energy Co.	1,484	19,262	(a)
Synergy Resources Corp.	2,290	30,343	(a)
TransAtlantic Petroleum Ltd.	764	8,702	(a)
Triangle Petroleum Corp.	2,605	30,609	(a)
Vaalco Energy Inc.	1,729	12,501	(a)
W&T Offshore Inc.	1,206	19,742
Warren Resources Inc.	2,614	16,207	(a)
WPX Energy Inc.	5,720	136,765	(a)
		33,760,715

Oil & Gas Refining & Marketing—0.2%
Adams Resources & Energy Inc.	80	6,250
Alon USA Energy Inc.	931	11,582
Amyris Inc.	965	3,599	(a)
Clean Energy Fuels Corp.	2,489	29,171	(a)
Delek US Holdings Inc.	2,061	58,182
Green Plains Inc.	1,288	42,337
HollyFrontier Corp.	5,596	244,489
Marathon Petroleum Corp.	17,978	1,403,543
Pacific Ethanol Inc.	698	10,672	(a)
Phillips 66	35,249	2,835,077
Renewable Energy Group Inc.	1,219	13,982	(a)

REX American Resources Corp.	216	15,835	(a)
Tesoro Corp.	8,039	471,648
Valero Energy Corp.	33,227	1,664,673
Vertex Energy Inc.	440	4,272	(a)
Western Refining Inc.	1,854	69,618
World Fuel Services Corp.	2,022	99,543
		6,984,473

Oil & Gas Storage & Transportation—0.2%
Dorian LPG Ltd.	252	5,794	(a)
Frontline Ltd.	2,280	6,658	(a)
GasLog Ltd.	1,474	47,006
Kinder Morgan Inc.	41,658	1,510,519
Nordic American Tankers Ltd.	3,076	29,314
ONEOK Inc.	12,967	882,793
Scorpio Tankers Inc.	6,872	69,888
SemGroup Corp.	1,483	116,935
Ship Finance International Ltd.	2,005	37,273
Spectra Energy Corp.	41,769	1,774,347
Teekay Tankers Ltd.	2,173	9,322
The Williams Companies Inc.	46,004	2,677,893
		7,167,742

Other Diversified Financial Services—0.0% *
Tiptree Financial Inc.	241	2,097

Packaged Foods & Meats—0.6%
Annie’s Inc.	584	19,751	(a)
B&G Foods Inc.	1,852	60,542
Boulder Brands Inc.	2,133	30,246	(a)
Cal-Maine Foods Inc.	532	39,538
Calavo Growers Inc.	473	16,002
Campbell Soup Co.	11,171	511,743
Chiquita Brands International Inc.	1,668	18,098	(a)
ConAgra Foods Inc.	26,272	779,753
Dean Foods Co.	5,877	103,376
Diamond Foods Inc.	756	21,319	(a)
Farmer Bros Co.	252	5,446	(a)
Flowers Foods Inc.	4,978	104,936
General Mills Inc.	38,277	2,011,074
Hormel Foods Corp.	8,366	412,862
Inventure Foods Inc.	493	5,556	(a)
J&J Snack Foods Corp.	514	48,378
John B Sanfilippo & Son Inc.	305	8,073
Kellogg Co.	15,866	1,042,396
Keurig Green Mountain Inc.	7,905	985,042
Kraft Foods Group Inc.	37,107	2,224,565
Lancaster Colony Corp.	1,181	112,384
Lifeway Foods Inc.	157	2,195
McCormick & Company Inc.	8,142	582,886
Mead Johnson Nutrition Co.	12,603	1,174,221
Mondelez International Inc.	105,356	3,962,439
Omega Protein Corp.	717	9,809	(a)
Post Holdings Inc.	2,755	140,257	(a)
Sanderson Farms Inc.	796	77,371
Seaboard Corp.	10	30,203	(a)
Seneca Foods Corp.	273	8,354	(a)
Snyder’s-Lance Inc.	1,643	43,474

The Hain Celestial Group Inc.	1,415	125,567	(a)
The Hershey Co.	9,305	906,028
The Hillshire Brands Co.	3,461	215,620
The JM Smucker Co.	6,470	689,508
The WhiteWave Foods Co.	4,912	159,001	(a)
Tootsie Roll Industries Inc.	1,218	35,858
TreeHouse Foods Inc.	1,268	101,529	(a)
Tyson Foods Inc.	17,119	642,647
		17,468,047

Paper Packaging—0.1%
Avery Dennison Corp.	5,910	302,887
Bemis Company Inc.	6,302	256,239
Graphic Packaging Holding Co.	11,251	131,637	(a)
MeadWestvaco Corp.	10,449	462,473
Packaging Corporation of America	2,777	198,528
Rock-Tenn Co.	2,027	214,031
Sealed Air Corp.	12,139	414,790
Sonoco Products Co.	2,877	126,386
UFP Technologies Inc.	197	4,746	(a)
		2,111,717

Paper Products—0.1%
Clearwater Paper Corp.	704	43,451	(a)
Domtar Corp.	1,830	78,416
International Paper Co.	26,981	1,361,731
KapStone Paper and Packaging Corp.	2,908	96,342	(a)
Neenah Paper Inc.	566	30,083
PH Glatfelter Co.	1,483	39,344
Resolute Forest Products Inc.	2,248	37,721	(a)
Schweitzer-Mauduit International Inc.	1,049	45,799
Wausau Paper Corp.	1,464	15,841
		1,748,728

Personal Products—0.1%
Avon Products Inc.	27,141	396,530
Elizabeth Arden Inc.	902	19,321	(a)
IGI Laboratories Inc.	974	5,172	(a)
Inter Parfums Inc.	579	17,109
Medifast Inc.	456	13,867	(a)
Nature’s Sunshine Products Inc.	413	7,009
Nutraceutical International Corp.	300	7,158	(a)
Revlon Inc.	390	11,895	(a)
Synutra International Inc.	640	4,294	(a)
The Estee Lauder Companies Inc.	15,727	1,167,887
The Female Health Co.	853	4,700
USANA Health Sciences Inc.	221	17,269	(a)
		1,672,211

Pharmaceuticals—2.3%
AbbVie Inc.	99,048	5,590,269
AcelRx Pharmaceuticals Inc.	849	8,702	(a)
Achaogen Inc.	231	3,225	(a)
Actavis PLC	10,864	2,423,215	(a)
Aerie Pharmaceuticals Inc.	359	8,892	(a)
Akorn Inc.	2,147	71,388	(a)
Alimera Sciences Inc.	895	5,352	(a)
Allergan Inc.	18,545	3,138,185
Ampio Pharmaceuticals Inc.	1,402	11,707	(a)

ANI Pharmaceuticals Inc.	236	8,128	(a)
Aratana Therapeutics Inc.	835	13,034	(a)
Auxilium Pharmaceuticals Inc.	1,717	34,443	(a)
AVANIR Pharmaceuticals Inc.	5,528	31,178	(a)
Bio-Path Holdings Inc.	2,492	7,601	(a)
BioDelivery Sciences International Inc.	1,462	17,646	(a)
Bristol-Myers Squibb Co.	103,226	5,007,493
Cempra Inc.	756	8,112	(a)
Corcept Therapeutics Inc.	2,016	5,645	(a)
Depomed Inc.	2,033	28,259	(a)
Egalet Corp.	175	2,296	(a)
Eli Lilly & Co.	61,359	3,814,689
Endocyte Inc.	1,309	8,626	(a)
Forest Laboratories Inc.	14,935	1,478,565	(a)
Horizon Pharma Inc.	2,244	35,500	(a)
Hospira Inc.	10,434	535,995	(a)
Impax Laboratories Inc.	2,411	72,306	(a)
Intra-Cellular Therapies Inc.	583	9,829	(a)
Johnson & Johnson	176,253	18,439,589
Lannett Company Inc.	886	43,963	(a)
Mallinckrodt PLC	1,650	132,033	(a)
Merck & Company Inc.	182,068	10,532,634
Mylan Inc.	23,264	1,199,492	(a)
Nektar Therapeutics	4,382	56,177	(a)
Omeros Corp.	1,169	20,341	(a)
Pacira Pharmaceuticals Inc.	1,229	112,896	(a)
Pain Therapeutics Inc.	1,283	7,377	(a)
Pernix Therapeutics Holdings Inc.	1,141	10,246	(a)
Perrigo Co. PLC	8,343	1,216,076
Pfizer Inc.	397,382	11,794,298
Phibro Animal Health Corp.	500	10,975	(a)
Pozen Inc.	999	8,322
Prestige Brands Holdings Inc.	1,786	60,528	(a)
Relypsa Inc.	580	14,106	(a)
Repros Therapeutics Inc.	828	14,324	(a)
Revance Therapeutics Inc.	256	8,704	(a)
Sagent Pharmaceuticals Inc.	751	19,421	(a)
Salix Pharmaceuticals Ltd.	1,790	220,797	(a)
Sciclone Pharmaceuticals Inc.	1,782	9,373	(a)
Sucampo Pharmaceuticals Inc.	578	3,988	(a)
Supernus Pharmaceuticals Inc.	1,002	10,972	(a)
Tetraphase Pharmaceuticals Inc.	756	10,198	(a)
The Medicines Co.	2,256	65,559	(a)
TherapeuticsMD Inc.	3,460	15,293	(a)
Theravance Inc.	2,835	84,426	(a)
Vivus Inc.	3,112	16,556	(a)
XenoPort Inc.	2,036	9,834	(a)
Zoetis Inc.	31,248	1,008,373
Zogenix Inc.	4,216	8,474	(a)
		67,545,625

Precious Metals & Minerals—0.0% *
Stillwater Mining Co.	4,134	72,552	(a)

Property & Casualty Insurance—0.4%
ACE Ltd.	21,030	2,180,811
Ambac Financial Group Inc.	1,553	42,412	(a)
AMERISAFE Inc.	636	25,866
Amtrust Financial Services Inc.	1,038	43,399
Argo Group International Holdings Ltd.	903	46,152
Aspen Insurance Holdings Ltd.	1,854	84,209
Atlas Financial Holdings Inc.	397	6,019	(a)
Baldwin & Lyons Inc.	306	7,938
Cincinnati Financial Corp.	9,191	441,536
Donegal Group Inc.	272	4,162
EMC Insurance Group Inc.	166	5,109
Employers Holdings Inc.	1,068	22,620
Federated National Holding Co.	388	9,894
First American Financial Corp.	6,707	186,388
Global Indemnity PLC	281	7,303	(a)
Hallmark Financial Services Inc.	511	5,493	(a)
HCI Group Inc.	324	13,154
Heritage Insurance Holdings Inc.	230	3,498	(a)
Hilltop Holdings Inc.	2,322	49,366	(a)
Infinity Property & Casualty Corp.	399	26,825
Meadowbrook Insurance Group Inc.	1,730	12,439
Mercury General Corp.	1,021	48,028
National Interstate Corp.	225	6,304
Old Republic International Corp.	6,814	112,704
OneBeacon Insurance Group Ltd.	783	12,168
RLI Corp.	1,485	67,983
Safety Insurance Group Inc.	444	22,813
Selective Insurance Group Inc.	1,941	47,981
State Auto Financial Corp.	519	12,160
Stewart Information Services Corp.	756	23,444
The Allstate Corp.	27,032	1,587,319
The Chubb Corp.	15,237	1,404,394
The Hanover Insurance Group Inc.	1,250	78,937
The Navigators Group Inc.	357	23,937	(a)
The Progressive Corp.	33,891	859,476
The Travelers Companies Inc.	21,644	2,036,051
United Fire Group Inc.	698	20,465
United Insurance Holdings Corp.	569	9,821
Universal Insurance Holdings Inc.	1,070	13,878
WR Berkley Corp.	2,907	134,623
XL Group PLC	16,883	552,581
		10,299,660

Publishing—0.1%
AH Belo Corp.	652	7,726
Daily Journal Corp.	37	7,648	(a)
Dex Media Inc.	515	5,737	(a)
Gannett Company Inc.	14,093	441,252
Global Sources Ltd.	575	4,761	(a)
John Wiley & Sons Inc.	1,327	80,403
Lee Enterprises Inc.	1,832	8,152	(a)
Martha Stewart Living Omnimedia	1,069	5,024	(a)
Meredith Corp.	2,274	109,971
New Media Investment Group Inc.	1,021	14,406	(a)
News Corp.	31,087	557,701	(a)

Scholastic Corp.	915	31,192
The EW Scripps Co.	1,066	22,557	(a)
The McClatchy Co.	2,117	11,749	(a)
The New York Times Co.	8,292	126,121
Time Inc.	6,931	167,875	(a)
		1,602,275

Railroads—0.4%
CSX Corp.	62,610	1,929,014
Genesee & Wyoming Inc.	1,442	151,410	(a)
Kansas City Southern	6,883	739,991
Norfolk Southern Corp.	19,292	1,987,655
Union Pacific Corp.	56,425	5,628,394
		10,436,464

Real Estate Development—0.0% *
AV Homes Inc.	379	6,196	(a)
Forestar Group Inc.	1,197	22,851	(a)
		29,047

Real Estate Services—0.0% *
CBRE Group Inc.	17,412	557,881	(a)
Jones Lang LaSalle Inc.	1,261	159,378
Kennedy-Wilson Holdings Inc.	2,471	66,272
RE/MAX Holdings Inc.	370	10,948
		794,479

Regional Banks—0.6%
1st Source Corp.	508	15,555
1st United Bancorp Inc.	1,104	9,516
American National Bankshares Inc.	261	5,672
Ameris Bancorp.	867	18,693	(a)
Ames National Corp.	293	6,780
Arrow Financial Corp.	392	10,168
Associated Banc-Corp.	4,474	80,890
Banc of California Inc.	1,011	11,020
Bancfirst Corp.	241	14,918
Bancorp Inc.	1,187	14,137	(a)
BancorpSouth Inc.	5,678	139,508
Bank of Hawaii Corp.	1,253	73,539
Bank of Marin Bancorp.	206	9,392
Bank of the Ozarks Inc.	2,741	91,686
Banner Corp.	668	26,473
BB&T Corp.	44,738	1,764,019
BBCN Bancorp Inc.	2,746	43,799
BNC Bancorp	675	11,522
Boston Private Financial Holdings Inc.	2,767	37,188
Bridge Bancorp Inc.	375	8,996
Bridge Capital Holdings	358	8,667	(a)
Bryn Mawr Bank Corp.	480	13,978
Camden National Corp.	243	9,419
Capital Bank Financial Corp.	832	19,644	(a)
Capital City Bank Group Inc.	345	5,013
Cardinal Financial Corp.	1,101	20,324
Cascade Bancorp	1,153	6,007	(a)
Cathay General Bancorp.	4,822	123,250
Centerstate Banks Inc.	1,210	13,552

Central Pacific Financial Corp.	256	5,082
Century Bancorp Inc.	118	4,170
Chemical Financial Corp.	1,024	28,754
Citizens & Northern Corp.	458	8,926
City Holding Co.	539	24,320
City National Corp.	1,352	102,428
CNB Financial Corp.	508	8,534
CoBiz Financial Inc.	1,263	13,603
Columbia Banking System Inc.	1,807	47,542
Commerce Bancshares Inc.	2,272	105,648
Community Bank System Inc.	1,401	50,716
Community Trust Bancorp Inc.	542	18,547
CommunityOne Bancorp	379	3,676	(a)
ConnectOne Bancorp Inc.	141	7,034	(a)
ConnectOne Bancorp Inc.	438	8,423
CU Bancorp	321	6,121	(a)
Cullen-Frost Bankers Inc.	1,500	119,130
Customers Bancorp Inc.	876	17,525	(a)
CVB Financial Corp.	3,635	58,269
Eagle Bancorp Inc.	802	27,068	(a)
East West Bancorp Inc.	4,057	141,954
Enterprise Bancorp Inc.	268	5,529
Enterprise Financial Services Corp.	705	12,732
Fidelity Southern Corp.	562	7,300
Fifth Third Bancorp	53,040	1,132,404
Financial Institutions Inc.	450	10,539
First BanCorp	719	13,194
First Bancorp Inc.	362	6,321
First Busey Corp.	2,474	14,374
First Business Financial Services Inc.	132	6,208
First Citizens BancShares Inc.	259	63,455
First Commonwealth Financial Corp.	3,265	30,103
First Community Bancshares Inc.	575	8,240
First Connecticut Bancorp Inc.	570	9,149
First Financial Bancorp.	1,998	34,386
First Financial Bankshares Inc.	2,209	69,296
First Financial Corp.	408	13,134
First Horizon National Corp.	6,649	78,857
First Interstate Bancsystem Inc.	636	17,286
First Merchants Corp.	1,251	26,446
First Midwest Bancorp Inc.	2,599	44,261
First NBC Bank Holding Co.	509	17,057	(a)
First Niagara Financial Group Inc.	9,955	87,007
FirstMerit Corp.	10,345	204,314
Flushing Financial Corp.	1,041	21,393
FNB Corp.	5,708	73,177
Fulton Financial Corp.	5,303	65,704
German American Bancorp Inc.	473	12,809
Glacier Bancorp Inc.	2,568	72,880
Great Southern Bancorp Inc.	368	11,794
Guaranty Bancorp	560	7,784
Hampton Roads Bankshares Inc.	1,498	2,592	(a)
Hancock Holding Co.	5,151	181,933
Hanmi Financial Corp.	1,091	22,998
Heartland Financial USA Inc.	525	12,983
Heritage Commerce Corp.	680	5,556

Heritage Financial Corp.	1,050	16,895
Heritage Oaks Bancorp	799	6,096	(a)
Home BancShares Inc.	1,860	61,045
HomeTrust Bancshares Inc.	722	11,386	(a)
Horizon Bancorp	324	7,076
Hudson Valley Holding Corp.	516	9,314
Huntington Bancshares Inc.	51,686	493,084
Iberiabank Corp.	1,083	74,933
Independent Bank Corp.	663	8,533
Independent Bank Corp.	827	31,740
Independent Bank Group Inc.	313	17,425
International Bancshares Corp.	3,513	94,851
Investors Bancorp Inc.	12,323	136,169
KeyCorp	54,957	787,534
Lakeland Bancorp Inc.	1,342	14,493
Lakeland Financial Corp.	571	21,789
M&T Bank Corp.	8,196	1,016,714
Macatawa Bank Corp.	964	4,887
MainSource Financial Group Inc.	690	11,903
MB Financial Inc.	1,901	51,422
Mercantile Bank Corp.	570	13,042
Merchants Bancshares Inc.	189	6,044
Metro Bancorp Inc.	487	11,259	(a)
MidSouth Bancorp Inc.	277	5,510
MidWestOne Financial Group Inc.	254	6,093
National Bank Holdings Corp.	1,427	28,454
National Bankshares Inc.	258	7,970
National Penn Bancshares Inc.	4,065	43,008
NBT Bancorp Inc.	1,508	36,222
NewBridge Bancorp	1,135	9,148	(a)
Northrim BanCorp Inc.	232	5,932
OFG Bancorp	1,557	28,664
Old Line Bancshares Inc.	272	4,287
Old National Bancorp	3,671	52,422
OmniAmerican Bancorp Inc.	413	10,325
Opus Bank	165	4,795	(a)
Pacific Continental Corp.	618	8,485
Pacific Premier Bancorp Inc.	589	8,299	(a)
PacWest Bancorp	2,687	115,998
Palmetto Bancshares Inc.	176	2,533	(a)
Park National Corp.	437	33,736
Park Sterling Corp.	1,493	9,839
Peapack Gladstone Financial Corp.	407	8,632
Penns Woods Bancorp Inc.	165	7,772
Peoples Bancorp Inc.	386	10,210
Peoples Financial Services Corp.	254	13,053
Pinnacle Financial Partners Inc.	1,227	48,442
PNC Financial Services Group Inc.	33,278	2,963,406
Preferred Bank	406	9,598	(a)
PrivateBancorp Inc.	2,466	71,662
Prosperity Bancshares Inc.	4,086	255,784
Regions Financial Corp.	85,878	912,024
Renasant Corp.	1,097	31,890
Republic Bancorp Inc.	326	7,733
Republic First Bancorp Inc.	1,041	5,247	(a)
S&T Bancorp Inc.	1,023	25,422

Sandy Spring Bancorp Inc.	856	21,323
Seacoast Banking Corp. of Florida	645	7,011	(a)
ServisFirst Bancshares Inc.	20	1,729	(a)
Sierra Bancorp	404	6,383
Signature Bank	1,409	177,788	(a)
Simmons First National Corp.	557	21,940
South State Corp.	832	50,752
Southside Bancshares Inc.	639	18,505
Southwest Bancorp. Inc.	691	11,788
State Bank Financial Corp.	1,141	19,294
Sterling Bancorp	2,894	34,728
Stock Yards Bancorp Inc.	490	14,651
Stonegate Bank	334	8,417
Suffolk Bancorp	429	9,571	(a)
Sun Bancorp Inc.	1,423	5,706	(a)
SunTrust Banks Inc.	33,172	1,328,870
Susquehanna Bancshares Inc.	6,473	68,355
SVB Financial Group	1,409	164,318	(a)
Synovus Financial Corp.	3,908	95,277
Talmer Bancorp Inc.	664	9,157	(a)
Taylor Capital Group Inc.	619	13,234	(a)
TCF Financial Corp.	4,717	77,217
Texas Capital Bancshares Inc.	1,477	79,684	(a)
The Bank of Kentucky Financial Corp.	231	8,037
The First of Long Island Corp.	290	11,333
Tompkins Financial Corp.	524	25,246
TowneBank	995	15,631
Trico Bancshares	545	12,611
Tristate Capital Holdings Inc.	736	10,400	(a)
Trustmark Corp.	4,212	103,994
UMB Financial Corp.	1,296	82,153
Umpqua Holdings Corp.	10,557	189,181
Union Bankshares Corp.	1,588	40,732
United Bankshares Inc.	2,371	76,654
United Community Banks Inc.	1,716	28,091
Univest Corp of Pennsylvania	557	11,530
Valley National Bancorp	12,487	123,746
VantageSouth Bancshares Inc.	698	4,153	(a)
ViewPoint Financial Group Inc.	1,378	37,082
Washington Trust Bancorp Inc.	494	18,164
Webster Financial Corp.	5,657	178,422
WesBanco Inc.	898	27,874
West Bancorporation Inc.	511	7,783
Westamerica Bancorporation	1,642	85,844
Western Alliance Bancorp	2,600	61,880	(a)
Wilshire Bancorp Inc.	2,398	24,627
Wintrust Financial Corp.	1,600	73,600
Yadkin Financial Corp.	463	8,723	(a)
Zions Bancorporation	11,530	339,789
		17,377,197

Reinsurance—0.0% *
Alleghany Corp.	464	203,288	(a)
Enstar Group Ltd.	295	44,465	(a)
Everest Re Group Ltd.	1,299	208,477

Greenlight Capital Re Ltd.	979	32,248	(a)
Maiden Holdings Ltd.	1,726	20,867
Montpelier Re Holdings Ltd.	1,354	43,260
Platinum Underwriters Holdings Ltd.	929	60,246
Reinsurance Group of America Inc.	1,947	153,618
		766,469

Renewable Electricity—0.0% *
Ormat Technologies Inc.	607	17,500
Pattern Energy Group Inc.	1,356	44,897
		62,397

Research & Consulting Services—0.1%
Acacia Research Corp.	1,705	30,264
CBIZ Inc.	1,403	12,669	(a)
CRA International Inc.	333	7,676	(a)
Equifax Inc.	7,617	552,537
Exponent Inc.	453	33,572
Franklin Covey Co.	372	7,488	(a)
FTI Consulting Inc.	2,568	97,122	(a)
Hill International Inc.	816	5,084	(a)
Huron Consulting Group Inc.	812	57,506	(a)
ICF International Inc.	695	24,575	(a)
Mistras Group Inc.	559	13,707	(a)
Navigant Consulting Inc.	1,699	29,648	(a)
Nielsen N.V.	18,864	913,206
Pendrell Corp.	5,867	10,326	(a)
Resources Connection Inc.	1,334	17,489
RPX Corp.	1,814	32,198	(a)
The Advisory Board Co.	1,263	65,423	(a)
The Corporate Executive Board Co.	2,127	145,104
The Dun & Bradstreet Corp.	2,296	253,019
VSE Corp.	141	9,915
		2,318,528

Residential REITs—0.2%
American Campus Communities Inc.	2,947	112,693
American Residential Properties Inc.	1,095	20,531	(a)
Apartment Investment & Management Co.	9,136	294,819
Associated Estates Realty Corp.	2,032	36,617
AvalonBay Communities Inc.	7,598	1,080,360
Camden Property Trust	2,418	172,041
Campus Crest Communities Inc.	2,233	19,338
Education Realty Trust Inc.	3,983	42,777
Equity Residential	20,834	1,312,542
Essex Property Trust Inc.	3,889	719,115
Home Properties Inc.	1,605	102,656
Mid-America Apartment Communities Inc.	2,109	154,062
Silver Bay Realty Trust Corp.	1,146	18,703
Starwood Waypoint Residential Trust	1,344	35,226	(a)
Sun Communities Inc.	1,418	70,673
Trade Street Residential Inc.	624	4,674
UDR Inc.	7,072	202,471
UMH Properties Inc.	607	6,088
		4,405,386

Restaurants—0.5%
Biglari Holdings Inc.	50	21,149	(a)
BJ’s Restaurants Inc.	819	28,591	(a)
Bloomin’ Brands Inc.	2,658	59,619	(a)
Bob Evans Farms Inc.	852	42,643
Bravo Brio Restaurant Group Inc.	626	9,772	(a)
Brinker International Inc.	1,831	89,078
Buffalo Wild Wings Inc.	653	108,209	(a)
Carrols Restaurant Group Inc.	1,137	8,095	(a)
Chipotle Mexican Grill Inc.	1,938	1,148,284	(a)
Chuy’s Holdings Inc.	558	20,255	(a)
Cracker Barrel Old Country Store Inc.	659	65,617
Darden Restaurants Inc.	8,228	380,710
Del Frisco’s Restaurant Group Inc.	812	22,379	(a)
Denny’s Corp.	2,994	19,521	(a)
DineEquity Inc.	575	45,707
Domino’s Pizza Inc.	1,568	114,605
Einstein Noah Restaurant Group Inc.	374	6,006
Famous Dave’s of America Inc.	160	4,592	(a)
Fiesta Restaurant Group Inc.	923	42,836	(a)
Ignite Restaurant Group Inc.	280	4,077	(a)
Jack in the Box Inc.	1,382	82,699
Jamba Inc.	628	7,599	(a)
Krispy Kreme Doughnuts Inc.	2,254	36,019	(a)
McDonald’s Corp.	61,572	6,202,763
Nathan’s Famous Inc.	114	6,178	(a)
Noodles & Co.	372	12,793	(a)
Panera Bread Co.	734	109,975	(a)
Papa John’s International Inc.	1,055	44,721
Papa Murphy’s Holdings Inc.	196	1,878	(a)
Popeyes Louisiana Kitchen Inc.	818	35,755	(a)
Potbelly Corp.	513	8,187	(a)
Red Robin Gourmet Burgers Inc.	489	34,817	(a)
Ruby Tuesday Inc.	2,134	16,197	(a)
Ruth’s Hospitality Group Inc.	1,233	15,228
Sonic Corp.	1,879	41,488	(a)
Starbucks Corp.	46,916	3,630,360
Texas Roadhouse Inc.	2,398	62,348
The Cheesecake Factory Inc.	3,020	140,188
The Wendy’s Co.	7,417	63,267
Yum! Brands Inc.	27,513	2,234,056
Zoe’s Kitchen Inc.	200	6,876	(a)
		15,035,137

Retail REITs—0.2%
Acadia Realty Trust	1,966	55,225
Agree Realty Corp.	530	16,022
Alexander’s Inc.	73	26,971
AmREIT Inc.	665	12,170
Cedar Realty Trust Inc.	2,733	17,081
Equity One Inc.	3,904	92,095
Excel Trust Inc.	1,724	22,981
Federal Realty Investment Trust	1,896	229,264
General Growth Properties Inc.	32,530	766,407
Getty Realty Corp.	873	16,657
Glimcher Realty Trust	5,030	54,475
Inland Real Estate Corp.	3,060	32,528

Kimco Realty Corp.	25,628	588,931
Kite Realty Group Trust	4,583	28,140
National Retail Properties Inc.	3,474	129,198
Pennsylvania Real Estate Investment Trust	2,377	44,735
Ramco-Gershenson Properties Trust	2,345	38,974
Realty Income Corp.	6,243	277,314
Regency Centers Corp.	2,597	144,601
Retail Opportunity Investments Corp.	2,566	40,363
Rouse Properties Inc.	1,271	21,747
Saul Centers Inc.	334	16,232
Simon Property Group Inc.	19,353	3,218,017
Taubman Centers Inc.	1,776	134,639
The Macerich Co.	8,782	586,198
Urstadt Biddle Properties Inc.	803	16,767
Washington Prime Group Inc.	4,378	82,044	(a)
Weingarten Realty Investors	3,156	103,643
		6,813,419

Security & Alarm Services—0.1%
The ADT Corp.	10,844	378,889
The Brink’s Co.	1,669	47,099
Tyco International Ltd.	28,733	1,310,225
		1,736,213

Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,408	27,104	(a)
Amkor Technology Inc.	2,942	32,892	(a)
Applied Materials Inc.	75,801	1,709,312
Axcelis Technologies Inc.	3,815	7,630	(a)
Brooks Automation Inc.	2,293	24,696
Cabot Microelectronics Corp.	835	37,283	(a)
Cascade Microtech Inc.	438	5,983	(a)
Cohu Inc.	860	9,202
Entegris Inc.	4,812	66,141	(a)
FormFactor Inc.	1,935	16,099	(a)
GT Advanced Technologies Inc.	4,705	87,513	(a)
KLA-Tencor Corp.	10,339	751,025
Lam Research Corp.	10,117	683,707
MKS Instruments Inc.	1,847	57,700
Nanometrics Inc.	820	14,965	(a)
PDF Solutions Inc.	1,050	22,281	(a)
Photronics Inc.	2,120	18,232	(a)
Rubicon Technology Inc.	928	8,120	(a)
Rudolph Technologies Inc.	1,110	10,967	(a)
SunEdison Inc.	6,959	157,273	(a)
Teradyne Inc.	5,456	106,938
Tessera Technologies Inc.	1,842	40,671
Ultra Clean Holdings Inc.	1,012	9,159	(a)
Ultratech Inc.	993	22,025	(a)
Veeco Instruments Inc.	1,371	51,083	(a)
Xcerra Corp.	1,681	15,297	(a)
		3,993,298

Semiconductors—0.8%
Advanced Micro Devices Inc.	18,269	76,547	(a)
Alpha & Omega Semiconductor Ltd.	694	6,433	(a)
Altera Corp.	19,486	677,333
Ambarella Inc.	994	30,993	(a)

Analog Devices Inc.	19,554	1,057,285
Applied Micro Circuits Corp.	2,717	29,371	(a)
Atmel Corp.	11,864	111,166	(a)
Audience Inc.	476	5,693	(a)
Broadcom Corp.	34,598	1,284,278
Cavium Inc.	1,828	90,778	(a)
Ceva Inc.	699	10,324	(a)
Cirrus Logic Inc.	2,146	48,800	(a)
Cree Inc.	3,441	171,878	(a)
Cypress Semiconductor Corp.	9,552	104,212	(a)
Diodes Inc.	1,251	36,229	(a)
DSP Group Inc.	793	6,733	(a)
Entropic Communications Inc.	3,025	10,073	(a)
Exar Corp.	1,330	15,029	(a)
Fairchild Semiconductor International Inc.	7,806	121,774	(a)
First Solar Inc.	4,444	315,791	(a)
Hittite Microwave Corp.	1,084	84,498
Inphi Corp.	1,079	15,840	(a)
Integrated Device Technology Inc.	8,434	130,390	(a)
Integrated Silicon Solution Inc.	1,001	14,785	(a)
Intel Corp.	310,113	9,582,492
International Rectifier Corp.	4,459	124,406	(a)
Intersil Corp.	8,103	121,140
IXYS Corp.	834	10,275
Kopin Corp.	2,287	7,456	(a)
Lattice Semiconductor Corp.	4,077	33,635	(a)
Linear Technology Corp.	14,760	694,753
M/A-COM Technology Solutions Holdings Inc.	413	9,284	(a)
MaxLinear Inc.	953	9,597	(a)
Micrel Inc.	1,530	17,258
Microchip Technology Inc.	12,500	610,125
Micron Technology Inc.	66,656	2,196,315	(a)
Microsemi Corp.	3,267	87,425	(a)
Monolithic Power Systems Inc.	1,336	56,580
NVE Corp.	161	8,950	(a)
NVIDIA Corp.	34,809	645,359
OmniVision Technologies Inc.	1,918	42,158	(a)
Peregrine Semiconductor Corp.	927	6,359	(a)
Pericom Semiconductor Corp.	740	6,690	(a)
PLX Technology Inc.	1,476	9,550	(a)
PMC—Sierra Inc.	6,008	45,721	(a)
Power Integrations Inc.	1,049	60,359
QuickLogic Corp.	1,896	9,802	(a)
Rambus Inc.	3,919	56,042	(a)
RF Micro Devices Inc.	17,944	172,083	(a)
Semtech Corp.	4,212	110,144	(a)
Silicon Image Inc.	2,707	13,643	(a)
Silicon Laboratories Inc.	2,626	129,330	(a)
Skyworks Solutions Inc.	5,345	251,001
Spansion Inc.	2,083	43,889	(a)
Synaptics Inc.	1,243	112,665	(a)
Texas Instruments Inc.	67,251	3,213,925
TriQuint Semiconductor Inc.	5,909	93,421	(a)
Vitesse Semiconductor Corp.	1,649	5,689	(a)
Xilinx Inc.	16,730	791,496
		23,845,250

Silver—0.0% *
Coeur Mining Inc.	3,513	32,250	(a)
Hecla Mining Co.	11,765	40,589
		72,839

Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	156	11,493
Coca-Cola Enterprises Inc.	14,545	694,960
Dr Pepper Snapple Group Inc.	12,244	717,253
Monster Beverage Corp.	8,446	599,919	(a)
National Beverage Corp.	376	7,114	(a)
PepsiCo Inc.	94,467	8,439,682
The Coca-Cola Co.	235,473	9,974,636
		20,445,057

Specialized Consumer Services—0.0% *
Ascent Capital Group Inc.	478	31,553	(a)
Carriage Services Inc.	550	9,422
Collectors Universe Inc.	231	4,525
H&R Block Inc.	17,116	573,728
JTH Holding Inc.	136	4,530	(a)
LifeLock Inc.	2,774	38,725	(a)
Matthews International Corp.	941	39,117
Regis Corp.	1,490	20,979
Service Corporation International	6,024	124,817
Sotheby’s	4,048	169,976
Steiner Leisure Ltd.	507	21,948	(a)
Weight Watchers International Inc.	953	19,222
		1,058,542

Specialized Finance—0.2%
CBOE Holdings Inc.	2,413	118,744
CME Group Inc.	19,680	1,396,296
Gain Capital Holdings Inc.	784	6,170
Intercontinental Exchange Inc.	7,174	1,355,169
MarketAxess Holdings Inc.	1,303	70,440
Marlin Business Services Corp.	311	5,657
McGraw Hill Financial Inc.	16,947	1,407,110
Moody’s Corp.	11,729	1,028,164
MSCI Inc.	3,280	150,388	(a)
NewStar Financial Inc.	949	13,343	(a)
PHH Corp.	1,980	45,500	(a)
Resource America Inc.	475	4,441
The NASDAQ OMX Group Inc.	7,365	284,436
		5,885,858

Specialized REITs—0.3%
American Tower Corp.	24,645	2,217,557
CatchMark Timber Trust Inc.	449	6,138
Corrections Corp of America	3,293	108,175
Crown Castle International Corp.	20,811	1,545,425
CubeSmart	4,994	91,490
EPR Properties	1,838	102,689
Extra Space Storage Inc.	3,113	165,767
Plum Creek Timber Company Inc.	11,058	498,716
Potlatch Corp.	2,543	105,280
Public Storage	9,024	1,546,262

Rayonier Inc.	3,556	126,416
Sovran Self Storage Inc.	1,131	87,370
The Geo Group Inc.	2,503	89,432
Weyerhaeuser Co.	36,498	1,207,719
		7,898,436

Specialty Chemicals—0.3%
A Schulman Inc.	1,008	39,010
Advanced Emissions Solutions Inc.	750	17,197	(a)
Albemarle Corp.	2,236	159,874
Ashland Inc.	2,045	222,373
Balchem Corp.	1,057	56,613
Chase Corp.	233	7,955
Chemtura Corp.	3,315	86,621	(a)
Cytec Industries Inc.	1,014	106,896
Ecolab Inc.	16,843	1,875,300
Ferro Corp.	2,480	31,149	(a)
Flotek Industries Inc.	1,854	59,625	(a)
FutureFuel Corp.	728	12,078
HB Fuller Co.	1,728	83,117
Innophos Holdings Inc.	757	43,580
Innospec Inc.	841	36,306
International Flavors & Fragrances Inc.	5,075	529,221
KMG Chemicals Inc.	329	5,915
Kraton Performance Polymers Inc.	1,111	24,875	(a)
Landec Corp.	909	11,353	(a)
Minerals Technologies Inc.	2,159	141,587
NewMarket Corp.	311	121,946
OM Group Inc.	1,097	35,576
OMNOVA Solutions Inc.	1,641	14,917	(a)
PolyOne Corp.	5,888	248,120
PPG Industries Inc.	8,619	1,811,283
Quaker Chemical Corp.	455	34,939
Rayonier Advanced Materials Inc.	1,185	45,932	(a)
RPM International Inc.	3,746	172,990
Senomyx Inc.	1,459	12,620	(a)
Sensient Technologies Corp.	3,099	172,676
Sigma-Aldrich Corp.	7,414	752,373
Stepan Co.	667	35,258
Taminco Corp.	979	22,772	(a)

The Sherwin-Williams Co.	5,272	1,090,829
Valspar Corp.	2,189	166,780
Zep Inc.	782	13,810
		8,303,466

Specialty Stores—0.1%
Barnes & Noble Inc.	1,438	32,772	(a)
Big 5 Sporting Goods Corp.	609	7,472
Build-A-Bear Workshop Inc.	421	5,625	(a)
Cabela’s Inc.	1,329	82,930	(a)
Dick’s Sporting Goods Inc.	2,800	130,368
Five Below Inc.	1,870	74,632	(a)
Hibbett Sports Inc.	894	48,428	(a)
MarineMax Inc.	832	13,928	(a)
Office Depot Inc.	32,230	183,389	(a)
Outerwall Inc.	704	41,782	(a)
PetSmart Inc.	6,174	369,205
Signet Jewelers Ltd.	2,266	250,597
Sportsman’s Warehouse Holdings Inc.	330	2,640	(a)
Staples Inc.	40,251	436,321
The Container Store Group Inc.	593	16,473	(a)
Tiffany & Co.	6,916	693,329
Tractor Supply Co.	8,612	520,165
Vitamin Shoppe Inc.	1,061	45,644	(a)
West Marine Inc.	577	5,920	(a)
Winmark Corp.	84	5,849
		2,967,469

Steel—0.1%
AK Steel Holding Corp.	4,721	37,579	(a)
Allegheny Technologies Inc.	6,790	306,229
AM Castle & Co.	677	7,474	(a)
Ampco-Pittsburgh Corp.	272	6,240
Carpenter Technology Corp.	1,493	94,432
Cliffs Natural Resources Inc.	4,306	64,805
Commercial Metals Co.	7,359	127,384
Handy & Harman Ltd.	179	4,792	(a)
Haynes International Inc.	421	23,825
Nucor Corp.	19,862	978,204
Olympic Steel Inc.	331	8,192
Reliance Steel & Aluminum Co.	2,196	161,867
Schnitzer Steel Industries Inc.	891	23,229
Steel Dynamics Inc.	6,273	112,600
SunCoke Energy Inc.	2,408	51,772	(a)
United States Steel Corp.	9,058	235,870
Universal Stainless & Alloy Products Inc.	258	8,380	(a)
Walter Energy Inc.	2,338	12,742
Worthington Industries Inc.	3,231	139,062
		2,404,678

Systems Software—1.1%
A10 Networks Inc.	435	5,786	(a)
AVG Technologies N.V.	1,200	24,156	(a)
Barracuda Networks Inc.	273	8,468	(a)
CA Inc.	19,833	570,000
CommVault Systems Inc.	2,884	141,806	(a)
Covisint Corp.	223	1,084	(a)

Cyan Inc.	933	3,760	(a)
FleetMatics Group PLC	1,286	41,589	(a)
Fortinet Inc.	3,848	96,700	(a)
Gigamon Inc.	832	15,924	(a)
Imperva Inc.	762	19,949	(a)
Infoblox Inc.	1,873	24,630	(a)
Mavenir Systems Inc.	331	5,015	(a)
MICROS Systems Inc.	2,101	142,658	(a)
Microsoft Corp.	468,310	19,528,527
Oracle Corp.	213,900	8,669,367
Progress Software Corp.	1,772	42,599	(a)
Proofpoint Inc.	1,275	47,761	(a)
Qualys Inc.	692	17,764	(a)
Rally Software Development Corp.	852	9,278	(a)
Red Hat Inc.	11,817	653,126	(a)
Rovi Corp.	2,671	63,997	(a)
Symantec Corp.	43,144	987,998
TeleCommunication Systems Inc.	1,802	5,929	(a)
The Rubicon Project Inc.	270	3,467	(a)
Varonis Systems Inc.	197	5,715	(a)
VASCO Data Security International Inc.	1,021	11,844	(a)
		31,148,897

Technology Distributors—0.0% *
Agilysys Inc.	521	7,336	(a)
Anixter International Inc.	937	93,765
Arrow Electronics Inc.	2,812	169,873	(a)
Avnet Inc.	3,891	172,410
Electro Rent Corp.	561	9,385
Ingram Micro Inc.	4,383	128,027	(a)
Insight Enterprises Inc.	1,413	43,436	(a)
PC Connection Inc.	329	6,804
ScanSource Inc.	972	37,014	(a)
Speed Commerce Inc.	1,819	6,803	(a)
SYNNEX Corp.	982	71,539	(a)
Tech Data Corp.	1,071	66,959	(a)
		813,351

Technology Hardware, Storage & Peripherals—1.6%
3D Systems Corp.	2,882	172,344	(a)
Apple Inc.	375,666	34,910,641
Cray Inc.	1,415	37,639	(a)
Diebold Inc.	1,835	73,712
Dot Hill Systems Corp.	2,056	9,663	(a)
Eastman Kodak Co.	608	14,878	(a)
Electronics for Imaging Inc.	1,608	72,682	(a)
EMC Corp.	127,514	3,358,719
Fusion-io Inc.	3,722	42,059	(a)
Hewlett-Packard Co.	116,580	3,926,414
Immersion Corp.	946	12,033	(a)
Intevac Inc.	809	6,480	(a)
Lexmark International Inc.	1,756	84,569
NCR Corp.	4,734	166,116	(a)
NetApp Inc.	20,669	754,832
Nimble Storage Inc.	320	9,830	(a)
QLogic Corp.	3,022	30,492	(a)
Quantum Corp.	7,630	9,309	(a)

SanDisk Corp.	14,084	1,470,792
Silicon Graphics International Corp.	1,254	12,063	(a)
Super Micro Computer Inc.	1,190	30,071	(a)
Violin Memory Inc.	2,755	12,205	(a)
Western Digital Corp.	13,023	1,202,023
		46,419,566

Textiles—0.0% *
Culp Inc.	310	5,397
Unifi Inc.	491	13,517	(a)
		18,914
Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.	5,399	72,617
Bank Mutual Corp.	1,593	9,239
BankFinancial Corp.	670	7,477
BBX Capital Corp.	311	5,598	(a)
Beneficial Mutual Bancorp Inc.	1,026	13,913	(a)
Berkshire Hills Bancorp Inc.	862	20,016
BofI Holding Inc.	490	36,000	(a)
Brookline Bancorp Inc.	2,437	22,835
Capitol Federal Financial Inc.	4,952	60,216
Charter Financial Corp.	805	8,935
Clifton Bancorp Inc.	886	11,226
Dime Community Bancshares Inc.	1,120	17,685
ESB Financial Corp.	486	6,289
EverBank Financial Corp.	3,130	63,101
Federal Agricultural Mortgage Corp.	356	11,064
First Defiance Financial Corp.	329	9,442
First Financial Northwest Inc.	570	6,196
Flagstar Bancorp Inc.	688	12,453	(a)
Fox Chase Bancorp Inc.	455	7,671
Franklin Financial Corp.	313	6,792	(a)
Home Loan Servicing Solutions Ltd.	2,452	55,734
HomeStreet Inc.	502	9,222
Hudson City Bancorp Inc.	29,550	290,476
Kearny Financial Corp.	465	7,040	(a)
Ladder Capital Corp.	510	9,216	(a)
Meridian Interstate Bancorp Inc.	310	7,961	(a)
Meta Financial Group Inc.	212	8,480
MGIC Investment Corp.	11,667	107,803	(a)
NASB Financial Inc.	120	2,838
New York Community Bancorp Inc.	12,500	199,750
NMI Holdings Inc.	1,726	18,123	(a)
Northfield Bancorp Inc.	1,850	24,253
Northwest Bancshares Inc.	3,276	44,455
OceanFirst Financial Corp.	463	7,667
Oritani Financial Corp.	1,617	24,886
PennyMac Financial Services Inc.	456	6,927	(a)
People’s United Financial Inc.	19,278	292,447
Provident Financial Services Inc.	2,080	36,026
Radian Group Inc.	6,591	97,613
Stonegate Mortgage Corp.	484	6,752	(a)
Territorial Bancorp Inc.	314	6,556
Tree.com Inc.	235	6,848	(a)
TrustCo Bank Corp.	3,382	22,592

United Community Financial Corp.	1,704	7,037	(a)
United Financial Bancorp Inc.	1,831	24,810
Walker & Dunlop Inc.	628	8,861	(a)
Washington Federal Inc.	6,314	141,623
Waterstone Financial Inc.	1,171	13,361
WSFS Financial Corp.	304	22,396
		1,920,518

Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	2,189	65,670
The Goodyear Tire & Rubber Co.	17,158	476,649
		542,319

Tobacco—0.5%
22nd Century Group Inc.	1,416	4,347	(a)
Alliance One International Inc.	3,110	7,775	(a)
Altria Group Inc.	123,789	5,191,711
Lorillard Inc.	22,602	1,378,044
Philip Morris International Inc.	97,991	8,261,621
Reynolds American Inc.	19,404	1,171,031
Universal Corp.	1,454	80,479
Vector Group Ltd.	2,260	46,737
		16,141,745

Trading Companies & Distributors—0.1%
Aceto Corp.	966	17,523
Aircastle Ltd.	2,230	39,627
Applied Industrial Technologies Inc.	1,437	72,899
Beacon Roofing Supply Inc.	1,696	56,172	(a)
CAI International Inc.	577	12,700	(a)
DXP Enterprises Inc.	446	33,691	(a)
Fastenal Co.	17,032	842,914
GATX Corp.	1,294	86,620
General Finance Corp.	369	3,506	(a)
H&E Equipment Services Inc.	1,092	39,683	(a)
Houston Wire & Cable Co.	584	7,247
Kaman Corp.	942	40,252
MSC Industrial Direct Co. Inc.	1,339	128,062
NOW Inc.	3,037	109,970	(a)
Rush Enterprises Inc.	1,187	41,153	(a)
Stock Building Supply Holdings Inc.	495	9,766	(a)
TAL International Group Inc.	1,173	52,034	(a)
Textainer Group Holdings Ltd.	738	28,502
Titan Machinery Inc.	594	9,777	(a)
United Rentals Inc.	2,742	287,170	(a)
Watsco Inc.	1,663	170,890
WW Grainger Inc.	3,790	963,683
		3,053,841

Trucking—0.0% *
ArcBest Corp.	896	38,985
Celadon Group Inc.	718	15,308
Con-way Inc.	1,601	80,706
Heartland Express Inc.	1,871	39,927
JB Hunt Transport Services Inc.	2,586	190,795
Knight Transportation Inc.	2,055	48,847
Landstar System Inc.	1,264	80,896
Marten Transport Ltd.	846	18,908

Old Dominion Freight Line Inc.	1,963	125,004	(a)
PAM Transportation Services Inc.	108	3,020	(a)
Patriot Transportation Holding Inc.	243	8,498	(a)
Quality Distribution Inc.	942	13,998	(a)
Roadrunner Transportation Systems Inc.	959	26,948	(a)
Ryder System Inc.	3,301	290,785
Saia Inc.	845	37,121	(a)
Swift Transportation Co.	2,936	74,075	(a)
Universal Truckload Services Inc.	207	5,249
USA Truck Inc.	213	3,960	(a)
Werner Enterprises Inc.	2,815	74,626
YRC Worldwide Inc.	1,081	30,387	(a)
		1,208,043

Water Utilities—0.0% *
American States Water Co.	1,339	44,495
Aqua America Inc.	5,013	131,441
Artesian Resources Corp.	286	6,429
California Water Service Group	1,653	40,003
Connecticut Water Service Inc.	360	12,193
Middlesex Water Co.	579	12,263
SJW Corp.	537	14,607
York Water Co.	449	9,348
		270,779

Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	859	5,867	(a)
Leap Wireless International Inc.	1,991	5,017	(a,h)
NTELOS Holdings Corp.	612	7,625
RingCentral Inc.	961	14,540	(a)
Shenandoah Telecommunications Co.	823	25,069
Telephone & Data Systems Inc.	2,784	72,690
USA Mobility Inc.	767	11,812
		142,620

Total Common Stock
(Cost $878,726,750)		1,182,631,960

Warrant—0.0% *

Oil & Gas Exploration & Production—0.0% *
Magnum Hunter Resources Corp.	694	—	(**,a,h)

Total Warrants
(Cost $0)		—	(**)

Total Domestic Equity
(Cost $878,726,750)		1,182,631,960

Foreign Equity—25.6%

Common Stock—25.2%

Advertising—0.1%
Cheil Worldwide Inc.	3,970	89,460	(a)
Dentsu Inc.	9,200	374,611
Hakuhodo DY Holdings Inc.	8,600	85,401
JCDecaux S.A.	2,567	95,773
Publicis Groupe S.A.	7,217	612,039
REA Group Ltd.	842	33,943
WPP PLC	50,056	1,090,394
		2,381,621

Aerospace & Defense—0.2%
Airbus Group N.V.	23,296	1,560,977
AviChina Industry & Technology Company Ltd.	76,000	42,754
BAE Systems PLC	127,350	942,636
Bombardier Inc.	51,880	183,624
CAE Inc.	8,733	114,456
Cobham PLC	43,606	232,850
Embraer S.A.	22,900	209,769
Finmeccanica S.p.A.	15,038	142,992	(a)
Korea Aerospace Industries Ltd.	1,660	51,188
Meggitt PLC	31,899	275,985
Rolls-Royce Holdings PLC	74,623	1,363,980	(a)
Safran S.A.	9,971	652,761
Singapore Technologies Engineering Ltd.	63,000	192,035
Thales S.A.	3,301	199,652
Zodiac Aerospace	6,235	211,026
		6,376,685

Agricultural & Farm Machinery—0.0% *
CNH Industrial N.V.	35,038	359,792
Kubota Corp.	41,000	581,176
		940,968

Agricultural Products—0.0% *
Astra Agro Lestari Tbk PT	15,000	35,649
Charoen Pokphand Indonesia Tbk PT	289,500	92,064
China Agri-Industries Holdings Ltd.	83,000	31,592
Felda Global Ventures Holdings Bhd	47,900	62,057
Genting Plantations Bhd	8,500	30,707
Golden Agri-Resources Ltd.	324,000	144,243
IOI Corp Bhd	127,900	209,117
Kuala Lumpur Kepong Bhd	18,200	137,166
Wilmar International Ltd.	95,000	243,091
		985,686

Air Freight & Logistics—0.1%
Deutsche Post AG	37,506	1,356,189
Hyundai Glovis Company Ltd.	540	143,833
Royal Mail PLC	25,195	214,967	(a)
TNT Express N.V.	14,146	128,023
Toll Holdings Ltd.	25,348	122,016
Yamato Holdings Company Ltd.	16,000	331,514
		2,296,542

Airlines—0.1%
Air China Ltd.	70,000	41,095
AirAsia Bhd	48,500	34,740
ANA Holdings Inc.	46,000	108,524
Cathay Pacific Airways Ltd.	54,000	100,888
China Airlines Ltd.	104,000	35,702	(a)
Deutsche Lufthansa AG	12,521	268,804
easyJet PLC	5,802	135,415
Eva Airways Corp.	65,000	31,239	(a)
International Consolidated Airlines Group S.A.	37,196	235,843	(a)
Japan Airlines Company Ltd.	2,500	138,197	(d)
Korean Air Lines Company Ltd.	1,328	43,838	(a)
Latam Airlines Group S.A.	11,360	152,856

Qantas Airways Ltd.	41,362	49,190	(a)
Singapore Airlines Ltd.	19,000	158,048
Turk Hava Yollari	23,896	73,143
		1,607,522

Airport Services—0.0% *
Aeroports de Paris	1,084	142,806
Airports of Thailand PCL NVDR	16,100	98,470
Auckland International Airport Ltd.	32,076	109,528
Beijing Capital International Airport Company Ltd.	64,000	43,766
Fraport AG Frankfurt Airport Services Worldwide	1,434	101,310
Grupo Aeroportuario del Pacifico SAB de C.V.	10,700	72,466
Grupo Aeroportuario del Sureste SAB de C.V.	7,500	95,304
Malaysia Airports Holdings Bhd	36,000	89,467
Sydney Airport	21,887	87,177
TAV Havalimanlari Holding AS	6,264	49,780
		890,074

Alternative Carriers—0.0% *
Iliad S.A.	984	297,404
Inmarsat PLC	16,632	212,576
Intelsat S.A.	931	17,540	(a)
Ziggo N.V.	6,053	279,868
		807,388

Aluminum—0.0% *
Alumina Ltd.	91,959	117,174	(a)
Aluminum Corporation of China Ltd.	152,000	54,521	(a)
Hindalco Industries Ltd.	39,321	107,611
Norsk Hydro ASA	54,643	292,347
		571,653

Apparel Retail—0.2%
ABC-Mart Inc.	1,000	53,502
Belle International Holdings Ltd.	203,000	224,993
Fast Retailing Company Ltd.	2,200	723,814
Hennes & Mauritz AB	35,474	1,549,419
Inditex S.A.	8,306	1,278,231
Mr Price Group Ltd.	8,676	147,452
Shimamura Company Ltd.	800	78,654
The Foschini Group Ltd.	7,514	78,751
Truworths International Ltd.	16,087	113,393
		4,248,209

Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	7,805	790,460
Burberry Group PLC	18,509	469,334
Christian Dior S.A.	2,086	414,984
Cie Financiere Richemont S.A.	20,541	2,155,323
Gildan Activewear Inc.	4,621	272,752
Hugo Boss AG	1,300	194,276
Kering	3,052	669,210
Li & Fung Ltd.	228,000	338,307
Luxottica Group S.p.A.	6,436	372,477
LVMH Moet Hennessy Louis Vuitton S.A.	10,069	1,941,065
Michael Kors Holdings Ltd.	11,212	993,944	(a)
Pandora A/S	4,000	306,692

The Swatch Group AG	1,211	731,270	(††)
The Swatch Group AG	1,612	179,050	(††)
		9,829,144

Application Software—0.1%
Dassault Systemes S.A.	2,512	323,157
Gemalto N.V.	3,114	322,750
NICE Systems Ltd.	2,227	91,061
Open Text Corp.	4,812	231,305
SAP SE	35,208	2,718,764
Sapiens International Corp. N.V.	832	6,656	(a)
The Sage Group PLC	47,625	312,779
Xero Ltd.	1,156	26,305	(a)
		4,032,777

Asset Management & Custody Banks—0.1%
3i Group PLC	38,166	262,272
Aberdeen Asset Management PLC	38,224	296,657
CETIP SA—Mercados Organizados	8,010	114,294
China Cinda Asset Management Company Ltd.	158,000	78,487	(a)
CI Financial Corp.	6,077	199,971
Hargreaves Lansdown PLC	9,137	193,411
IGM Financial Inc.	4,620	221,555
Julius Baer Group Ltd.	9,628	396,933
Mirae Asset Securities Company Ltd.	1,260	55,852
Partners Group Holding AG	704	192,433
SBI Holdings Inc.	7,800	95,474
Schroders PLC	3,622	155,198
		2,262,537

Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	8,300	330,181
Continental AG	4,296	994,918
Denso Corp.	19,000	906,816
GKN PLC	67,352	418,152
Halla Visteon Climate Control Corp.	1,200	54,319
Hyundai Mobis	2,478	695,545
Hyundai Wia Corp.	628	121,653
Koito Manufacturing Company Ltd.	4,000	102,463
Magna International Inc.	8,676	935,573
NGK Spark Plug Company Ltd.	7,000	197,483
NHK Spring Company Ltd.	6,000	56,266
NOK Corp.	4,000	80,351
Stanley Electric Company Ltd.	5,300	138,170
Toyoda Gosei Company Ltd.	2,500	51,922
Toyota Industries Corp.	6,800	351,059
Valeo S.A.	2,941	394,976
		5,829,847

Automobile Manufacturers—0.8%
Astra International Tbk PT	847,000	519,774
Bayerische Motoren Werke AG	13,347	1,692,542
Brilliance China Automotive Holdings Ltd.	122,000	228,248
Byd Company Ltd.	19,500	112,088	(a)
China Motor Corp.	19,000	18,963
Chongqing Changan Automobile Company Ltd.	30,000	59,223
Daihatsu Motor Company Ltd.	8,000	142,224
Daimler AG	37,957	3,554,669

Dongfeng Motor Group Company Ltd.	114,000	204,161
Fiat S.p.A.	34,881	344,330	(a)
Ford Otomotiv Sanayi AS	2,547	31,713	(a)
Fuji Heavy Industries Ltd.	23,600	653,452
Geely Automobile Holdings Ltd.	185,000	65,165
Great Wall Motor Company Ltd.	41,500	154,212
Guangzhou Automobile Group Company Ltd.	82,000	95,221
Honda Motor Company Ltd.	60,300	2,105,336
Hyundai Motor Co.	6,206	1,407,667
Isuzu Motors Ltd.	48,000	317,457
Kia Motors Corp.	10,653	595,928
Mahindra & Mahindra Ltd.	11,419	217,957
Mazda Motor Corp.	108,000	506,392
Mitsubishi Motors Corp.	21,900	241,688
Nissan Motor Company Ltd.	98,400	933,443
Peugeot S.A.	17,786	262,877	(a)
Renault S.A.	7,493	677,405
Suzuki Motor Corp.	13,900	435,365
Tata Motors Ltd.	31,933	228,620
Tofas Turk Otomobil Fabrikasi AS	4,588	28,455
Toyota Motor Corp.	105,300	6,323,925
UMW Holdings Bhd	21,300	72,437
Volkswagen AG	1,289	333,201
Yulon Motor Company Ltd.	32,000	52,087
		22,616,225

Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	114,843
USS Company Ltd.	7,800	133,125
Zhongsheng Group Holdings Ltd.	21,500	27,741
		275,709

Biotechnology—0.1%
Actelion Ltd.	4,381	554,294
CSL Ltd.	19,649	1,234,217
Grifols S.A.	5,817	317,897
Prothena Corp. PLC	754	17,003	(a)
		2,123,411

Brewers—0.3%
AMBEV S.A.	171,600	1,226,993
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	101,790
Anheuser-Busch InBev N.V.	30,650	3,520,818
Asahi Group Holdings Ltd.	14,800	464,577
Carlsberg A/S	4,527	487,601
Cia Cervecerias Unidas S.A.	3,906	45,765
Heineken Holding N.V.	4,684	307,925
Heineken N.V.	9,912	711,529
Hite Jinro Company Ltd.	540	11,715
Kirin Holdings Company Ltd.	32,000	462,129
SABMiller PLC	38,344	2,221,256
Tsingtao Brewery Company Ltd.	14,000	109,556
United Breweries Ltd.	2,416	28,133
		9,699,787

Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	33,449
BEC World PCL NVDR	35,500	53,324
Global Mediacom Tbk PT	224,500	40,241
Grupo Televisa SAB	108,800	746,412
ITV PLC	153,123	466,558
Media Nusantara Citra Tbk PT	154,000	35,853
ProSiebenSat.1 Media AG	7,909	352,309
RTL Group S.A.	1,661	184,753	(a)
		1,912,899

Building Products—0.1%
Allegion PLC	5,575	315,991
Asahi Glass Company Ltd.	41,000	241,617
Assa Abloy AB	13,672	695,324
Cie de St-Gobain	16,223	915,234
Daikin Industries Ltd.	9,400	593,108
Geberit AG	1,743	611,858
KCC Corp.	194	118,302
LIXIL Group Corp.	10,400	280,673
Taiwan Glass Industry Corp.	34,000	28,696
TOTO Ltd.	12,000	161,690
		3,962,493

Cable & Satellite—0.2%
Altice S.A.	3,623	252,387	(a)
British Sky Broadcasting Group PLC	40,134	620,353
Cyfrowy Polsat S.A.	6,693	49,260
Eutelsat Communications S.A.	5,802	201,574
Kabel Deutschland Holding AG	1,061	155,363
Naspers Ltd.	15,904	1,871,630
SES S.A.	16,789	636,731
Shaw Communications Inc.	15,097	387,789
Sky Deutschland AG	15,602	143,720	(a)
Telenet Group Holding N.V.	1,897	108,099	(a)
		4,426,906

Casinos & Gaming—0.1%
Berjaya Sports Toto Bhd	25,888	31,282
Crown Resorts Ltd.	19,891	283,865
Galaxy Entertainment Group Ltd.	92,000	733,593
Genting Bhd	88,600	275,650
Genting Malaysia Bhd	109,600	143,357
Genting Singapore PLC	269,000	286,985
Kangwon Land Inc.	4,050	118,882
MGM China Holdings Ltd.	39,200	136,309
OPAP S.A.	10,054	178,951
Sands China Ltd.	95,200	721,645
SJM Holdings Ltd.	82,000	205,043
Tabcorp Holdings Ltd.	27,993	88,775
Tatts Group Ltd.	55,779	172,156
William Hill PLC	36,414	204,221
Wynn Macau Ltd.	66,400	261,304
		3,842,018

Coal & Consumable Fuels—0.0% *
Adaro Energy Tbk PT	538,500	53,373
Banpu PCL NVDR	38,000	34,540
Cameco Corp.	14,809	290,994
China Coal Energy Company Ltd.	196,000	101,663

China Shenhua Energy Company Ltd.	122,000	352,603
Coal India Ltd.	18,723	119,834
Exxaro Resources Ltd.	4,703	61,226
Indo Tambangraya Megah Tbk PT	14,500	33,024
Inner Mongolia Yitai Coal Company Ltd.	42,400	54,569
Tambang Batubara Bukit Asam Persero Tbk PT	30,000	27,140
Yanzhou Coal Mining Company Ltd.	102,000	76,990
		1,205,956

Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	23,000	240,205
Toppan Printing Company Ltd.	21,000	162,519
		402,724

Commodity Chemicals—0.2%
Asahi Kasei Corp.	54,000	413,109
Formosa Chemicals & Fibre Corp.	128,540	325,461
Formosa Plastics Corp.	165,960	443,553
Hanwha Chemical Corp.	3,760	68,191
Hanwha Corp.	2,100	53,652
Hyosung Corp.	1,055	70,486
Indorama Ventures PCL NVDR	55,500	47,454
Kaneka Corp.	11,000	68,842
Kumho Petro chemical Company Ltd.	572	50,145
Kuraray Company Ltd.	14,900	188,852
LG Chem Ltd.	1,683	492,358
Lotte Chemical Corp.	682	124,362
Methanex Corp.	3,627	224,638
Mexichem SAB de C.V.	41,600	172,326
Mitsui Chemicals Inc.	34,000	92,967
Nan Ya Plastics Corp.	201,850	486,068
Orica Ltd.	15,476	284,545
Petronas Chemicals Group Bhd	112,500	237,192
PTT Global Chemical PCL NVDR	62,900	130,820
Sinopec Shanghai Petrochemical Company Ltd.	129,000	35,952
Synthos S.A.	17,899	26,052
Teijin Ltd.	36,000	90,262
Toray Industries Inc.	61,000	401,027
TSRC Corp.	21,000	29,680
		4,557,994

Communications Equipment—0.1%
Alcatel-Lucent	113,301	404,569	(a)
Telefonaktiebolaget LM Ericsson	118,399	1,430,100
ZTE Corp.	24,400	48,105
		1,882,774

Computer & Electronics Retail—0.0% *
GOME Electrical Appliances Holding Ltd.	710,000	115,427
Yamada Denki Company Ltd.	36,800	131,137
		246,564

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	7,792	356,325
Bouygues S.A.	7,841	326,252
China Communications Construction Company Ltd.	166,000	111,804
China Railway Construction Corporation Ltd.	73,500	64,867
China Railway Group Ltd.	149,000	73,247

China State Construction International Holdings Ltd.	66,000	115,984
Chiyoda Corp.	6,000	72,672
CTCI Corp.	20,000	34,631
Daelim Industrial Company Ltd.	1,043	86,899
Daewoo Engineering & Construction Company Ltd.	5,220	45,245	(a)
Doosan Heavy Industries & Construction Company Ltd.	2,060	71,361
Ferrovial S.A.	17,553	390,892
Gamuda Bhd	63,600	93,291
GS Engineering & Construction Corp.	2,019	67,247	(a)
Hochtief AG	1,172	101,429
Hyundai Development Co.	2,420	76,896
Hyundai Engineering & Construction Company Ltd.	2,684	152,795
IJM Corp. Bhd	41,500	86,593
JGC Corp.	8,000	243,068
Kajima Corp.	37,000	163,625
Koninklijke Boskalis Westminster N.V.	2,811	161,202
Larsen & Toubro Ltd.	13,482	381,741
Leighton Holdings Ltd.	4,164	77,543
Obayashi Corp.	28,000	199,832
OCI N.V.	3,493	136,300	(a)
Promotora y Operadora de Infraestructura SAB de C.V.	2,000	26,685	(a)
Samsung Engineering Company Ltd.	1,192	94,366	(a)
Shimizu Corp.	23,000	162,786
Skanska AB	14,837	338,448
SNC-Lavalin Group Inc.	6,167	324,923
Taisei Corp.	43,000	238,122
Vinci S.A.	18,711	1,398,752
		6,275,823

Construction Machinery & Heavy Trucks—0.1%
CSR Corporation Ltd.	72,000	54,160
Daewoo Shipbuilding & Marine Engineering Company Ltd.	3,870	98,299
Hino Motors Ltd.	10,000	137,703
Hitachi Construction Machinery Company Ltd.	4,100	81,672
Hyundai Heavy Industries Company Ltd.	1,548	270,801
Hyundai Mipo Dockyard	499	72,251
Komatsu Ltd.	36,500	847,421
MAN SE	1,514	187,079
Samsung Heavy Industries Company Ltd.	6,570	175,646
SembCorp Marine Ltd.	38,000	124,975
United Tractors Tbk PT	63,000	122,758
Volvo AB	59,028	812,751
Weichai Power Company Ltd.	18,000	69,442
Yangzijiang Shipbuilding Holdings Ltd.	82,000	71,039
Zoomlion Heavy Industry Science and Technology Company Ltd.	51,600	31,957
		3,157,954

Construction Materials—0.2%
ACC Ltd.	1,972	48,012
Ambuja Cements Ltd.	22,724	83,366
Anhui Conch Cement Company Ltd.	52,000	179,476
Asia Cement Corp.	76,500	104,791
BBMG Corp.	42,500	27,199
Boral Ltd.	33,016	163,601
Cementos Argos S.A.	13,625	85,675
Cemex Latam Holdings S.A.	3,034	29,698	(a)

Cemex SAB de C.V.	491,054	649,919	(a)
China National Building Material Company Ltd.	126,000	111,200
China Resources Cement Holdings Ltd.	80,000	50,165
CRH PLC	28,530	732,019
Fletcher Building Ltd.	25,315	195,270
Grupo Argos S.A.	11,233	135,053
HeidelbergCement AG	5,711	487,372
Holcim Ltd.	9,146	803,936
Imerys S.A.	1,254	105,659
Indocement Tunggal Prakarsa Tbk PT	55,500	105,569
James Hardie Industries PLC	17,203	224,721
Lafarge Malaysia Bhd	13,800	42,333
Lafarge S.A.	7,603	659,972
PPC Ltd.	18,434	54,321
Semen Indonesia Persero Tbk PT	110,500	140,513
Taiheiyo Cement Corp.	47,000	189,290
Taiwan Cement Corp.	134,000	202,854
The Siam Cement PCL	12,300	172,818
The Siam Cement PCL NVDR	8,400	116,987
Titan Cement Co. S.A.	1,510	48,956
Ultratech Cement Ltd.	1,319	56,714
		6,007,459

Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	120,438
Garmin Ltd.	7,662	466,616
LG Electronics Inc.	4,419	324,502
Nikon Corp.	13,600	214,126
Panasonic Corp.	90,500	1,102,384
Sharp Corp.	50,000	160,407	(a)
Sony Corp.	40,500	672,435
		3,060,908

Consumer Finance—0.0% *
Acom Company Ltd.	16,000	76,127	(a)
AEON Financial Service Company Ltd.	2,900	75,831
Compartamos SAB de C.V.	41,300	79,779
Credit Saison Company Ltd.	6,100	126,931
Mahindra & Mahindra Financial Services Ltd.	10,172	47,693
Samsung Card Company Ltd.	1,450	61,838
Shriram Transport Finance Company Ltd.	4,730	70,858
		539,057

Data Processing & Outsourced Services—0.1%
Amadeus IT Holding S.A.	15,911	656,151
Cielo S.A.	28,760	593,702
Computershare Ltd.	18,369	216,373
EVERTEC Inc.	2,258	54,734
		1,520,960

Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	81,169
Far Eastern Department Stores Company Ltd.	38,110	35,802
Golden Eagle Retail Group Ltd.	26,000	31,065
Hyundai Department Store Company Ltd.	628	86,274
Intime Retail Group Company Ltd.	38,000	33,242
Isetan Mitsukoshi Holdings Ltd.	14,800	192,844
J Front Retailing Company Ltd.	18,000	126,331

Lojas Renner S.A.	5,300	170,246
Lotte Shopping Company Ltd.	446	135,986
Marks & Spencer Group PLC	62,283	452,815
Marui Group Company Ltd.	8,400	80,679
Matahari Department Store Tbk PT	50,000	58,203
Next PLC	6,076	672,691
SACI Falabella	27,761	251,201
Shinsegae Company Ltd.	309	66,729
Takashimaya Company Ltd.	10,000	97,034
Woolworths Holdings Ltd.	29,405	216,003
		2,788,314

Distillers & Vintners—0.2%
Diageo PLC	98,804	3,152,419
Pernod-Ricard S.A.	8,703	1,045,008
Remy Cointreau S.A.	964	88,682
Treasury Wine Estates Ltd.	23,841	112,737
United Spirits Ltd.	3,577	142,372
Vina Concha y Toro S.A.	15,626	31,609
		4,572,827

Distributors—0.0% *
Imperial Holdings Ltd.	6,577	123,642
Jardine Cycle & Carriage Ltd.	4,000	142,013
		265,655

Diversified Banks—3.6%
Agricultural Bank of China Ltd.	875,000	386,112
Akbank TAS	81,386	299,013
Alior Bank S.A.	980	26,786	(a)
Alliance Financial Group Bhd	47,100	69,234
Alpha Bank AE	148,487	138,245	(a)
AMMB Holdings Bhd	71,600	158,764
Aozora Bank Ltd.	41,000	134,771
Australia & New Zealand Banking Group Ltd.	106,983	3,366,538
Banca Monte dei Paschi di Siena S.p.A.	152,643	295,723	(a)
Banco Bilbao Vizcaya Argentaria S.A.	231,416	2,949,494
Banco Bradesco S.A.	18,640	272,653
Banco de Chile	870,102	115,554
Banco de Credito e Inversiones	1,057	61,071
Banco de Sabadell S.A.	159,165	543,059
Banco do Brasil S.A.	35,700	402,498
Banco Espirito Santo S.A.	138,910	114,494	(a)
Banco Popolare SC	10,958	180,488	(a)
Banco Popular Espanol S.A.	69,373	463,512
Banco Santander Brasil S.A.	36,800	252,446
Banco Santander Chile	2,798,504	184,235
Banco Santander S.A.	461,879	4,825,073
Bangkok Bank PCL	22,700	135,340
Bangkok Bank PCL NVDR	25,300	150,451
Bank Central Asia Tbk PT	516,500	479,249
Bank Danamon Indonesia Tbk PT	138,000	48,251
Bank Handlowy w Warszawie S.A.	1,235	48,701
Bank Hapoalim BM	44,492	257,447
Bank Leumi Le-Israel BM	47,822	186,755	(a)
Bank Mandiri Persero Tbk PT	411,500	337,565
Bank Millennium S.A.	17,468	44,695

Bank Negara Indonesia Persero Tbk PT	294,500	118,371
Bank of China Ltd.	3,081,000	1,379,431
Bank of Communications Company Ltd.	367,000	254,284
Bank of East Asia Ltd.	52,000	215,706
Bank of Ireland	888,173	300,362	(a)
Bank of Montreal	24,313	1,793,659
Bank of Nova Scotia	46,075	3,077,290
Bank of the Philippine Islands	28,542	59,503
Bank Pekao S.A.	5,497	314,701
Bank Rakyat Indonesia Persero Tbk PT	490,500	427,196
Bank Zachodni WBK S.A.	987	119,934
Bankia S.A.	187,778	364,048	(a)
Barclays Africa Group Ltd.	16,356	248,290
Barclays PLC	601,538	2,188,731
BDO Unibank Inc.	56,200	120,383
BNP Paribas S.A.	38,479	2,610,206
BOC Hong Kong Holdings Ltd.	156,500	453,325
CaixaBank S.A.	68,334	421,673
CaixaBank S.A.	1,001	6,177
Canadian Imperial Bank of Commerce	15,433	1,406,886
Chang Hwa Commercial Bank	189,390	117,346
China CITIC Bank Corp. Ltd.	336,000	203,759
China Construction Bank Corp.	2,953,000	2,232,748
China Development Financial Holding Corp.	490,000	161,156
China Merchants Bank Company Ltd.	203,731	402,186
China Minsheng Banking Corporation Ltd.	244,200	221,188
CIMB Group Holdings Bhd	185,400	422,650
Commercial International Bank Egypt SAE	32,322	162,287
Commerzbank AG	40,343	634,105	(a)
Commonwealth Bank of Australia	62,332	4,758,339
Corpbanca S.A.	5,524,790	68,153
Credicorp Ltd.	2,942	457,393
Credit Agricole S.A.	40,637	573,073
CTBC Financial Holding Company Ltd.	496,139	330,671
Danske Bank A/S	27,927	789,313
DBS Group Holdings Ltd.	67,000	900,213
DNB ASA	39,500	722,243
E.Sun Financial Holding Company Ltd.	218,436	140,098
Erste Group Bank AG	9,534	308,323
Eurobank Ergasias S.A.	217,318	109,793	(a)
First Financial Holding Company Ltd.	268,380	172,580
Getin Noble Bank S.A.	28,925	29,909	(a)
Grupo Financiero Banorte SAB de C.V.	101,100	723,045
Grupo Financiero Inbursa SAB de C.V.	94,700	282,282
Grupo Financiero Santander Mexico SAB de C.V.	68,900	182,699
Hana Financial Group Inc.	10,917	404,613
Hang Seng Bank Ltd.	32,200	527,225
HDFC Bank Ltd.	26,290	358,955
Hong Leong Bank Bhd	22,500	96,699
Hong Leong Financial Group Bhd	8,200	41,217
HSBC Holdings PLC	727,506	7,375,233
Hua Nan Financial Holdings Company Ltd.	212,100	132,838
ICICI Bank Ltd.	9,437	222,121
Industrial & Commercial Bank of China Ltd.	2,936,000	1,856,226
Industrial Bank of Korea	6,050	80,722
Intesa Sanpaolo S.p.A.	488,183	1,507,901

Kasikornbank PCL	43,300	273,502
Kasikornbank PCL NVDR	25,000	157,141
KB Financial Group Inc.	15,020	522,538
KBC Groep N.V.	9,441	513,814	(a)
Komercni Banka AS	621	142,791
Kotak Mahindra Bank Ltd.	11,259	164,921
Krung Thai Bank PCL NVDR	138,400	89,125
Lloyds Banking Group PLC	2,217,037	2,814,668	(a)
Malayan Banking Bhd	171,500	525,022
mBank	587	97,617
Mega Financial Holding Company Ltd.	355,192	295,617
Metropolitan Bank & Trust Co.	15,028	30,090
Mitsubishi UFJ Financial Group Inc.	488,800	2,996,346
Mizrahi Tefahot Bank Ltd.	4,951	64,083
Mizuho Financial Group Inc.	918,900	1,886,691
National Australia Bank Ltd.	91,649	2,835,566
National Bank of Canada	12,868	546,783
National Bank of Greece S.A.	23,407	85,567	(a)
Natixis	35,140	225,260
Nedbank Group Ltd.	9,395	202,378
Nordea Bank AB	116,310	1,640,607
OTP Bank PLC	8,571	164,853
Oversea-Chinese Banking Corporation Ltd.	99,000	758,392
Piraeus Bank S.A.	84,050	186,425	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	442,910
Public Bank Bhd	91,400	557,338
Raiffeisen Bank International AG	5,172	165,099
RHB Capital Bhd	26,700	71,095
Royal Bank of Canada	56,366	4,036,613
Royal Bank of Scotland Group PLC	82,627	463,962	(a)
Sberbank of Russia ADR	98,468	1,253,782
Shinhan Financial Group Company Ltd.	16,590	768,177
SinoPac Financial Holdings Company Ltd.	252,636	113,804
Skandinaviska Enskilda Banken AB	64,357	859,653
Societe Generale S.A.	28,437	1,489,440
Standard Bank Group Ltd.	54,687	745,352
Standard Chartered PLC	96,352	1,967,083
State Bank of India	5,899	263,153
Sumitomo Mitsui Financial Group Inc.	48,700	2,040,203
Sumitomo Mitsui Trust Holdings Inc.	137,000	626,139
Svenska Handelsbanken AB	19,695	963,635
Swedbank AB	36,034	955,107
Taishin Financial Holding Company Ltd.	299,167	153,301
Taiwan Business Bank	139,360	43,454	(a)
Taiwan Cooperative Financial Holding Company Ltd.	212,000	121,415
The Siam Commercial Bank PCL NVDR	74,000	384,193
The Toronto-Dominion Bank	71,784	3,701,915
TMB Bank PCL NVDR	250,000	18,641
Turkiye Garanti Bankasi AS	100,134	391,506
Turkiye Halk Bankasi AS	25,730	192,948
Turkiye Is Bankasi	68,731	185,742
Turkiye Vakiflar Bankasi Tao	28,976	67,920
UniCredit S.p.A.	171,694	1,437,483
Unione di Banche Italiane SCPA	43,708	378,207
United Overseas Bank Ltd.	53,000	957,414
VTB Bank OJSC GDR	29,129	71,075

VTB Bank OJSC GDR	56,870	138,763
Westpac Banking Corp.	117,197	3,747,685
Woori Finance Holdings Company Ltd.	12,568	149,678	(a)
Yapi ve Kredi Bankasi AS	34,531	75,241
		107,736,598

Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	48,586
Credit Suisse Group AG	60,682	1,735,335
Deutsche Bank AG	51,497	1,811,681
Investec Ltd.	9,627	88,210
Investec PLC	22,387	206,321
UBS AG	144,316	2,647,746
		6,537,879

Diversified Chemicals—0.2%
Arkema S.A.	2,425	235,999
BASF SE	35,320	4,111,914
Cheil Industries Inc.	1,760	122,111	(h)
Incitec Pivot Ltd.	61,205	167,528
Lanxess AG	3,347	225,897
Mitsubishi Chemical Holdings Corp.	55,500	245,985
Mitsubishi Gas Chemical Company Inc.	14,000	89,551
OCI Company Ltd.	643	109,306	(a)
Solvay S.A.	2,467	424,576
Sumitomo Chemical Company Ltd.	62,000	234,401
		5,967,268

Diversified Metals & Mining—0.6%
African Rainbow Minerals Ltd.	3,913	68,791
Anglo American PLC	54,811	1,340,175
Antofagasta PLC	19,126	249,521
Assore Ltd.	1,177	39,459
BHP Billiton Ltd.	119,741	4,057,331
BHP Billiton PLC	80,024	2,585,383
Boliden AB	11,175	162,058
First Quantum Minerals Ltd.	21,644	463,706
Glencore PLC	413,345	2,300,849
Grupo Mexico SAB de C.V.	162,400	541,918
Iluka Resources Ltd.	17,117	131,347
Jiangxi Copper Company Ltd.	61,000	96,651
KGHM Polska Miedz S.A.	5,917	242,490	(a)
Korea Zinc Company Ltd.	341	133,798
Minera Frisco SAB de C.V.	25,300	49,750	(a)
Mitsubishi Materials Corp.	47,000	164,701
MMC Norilsk Nickel OJSC ADR	20,445	405,015
Rio Tinto Ltd.	17,820	997,559
Rio Tinto PLC	50,163	2,666,196
Sesa Sterlite Ltd.	42,022	204,014
Sumitomo Metal Mining Company Ltd.	22,000	357,238
Teck Resources Ltd.	23,453	536,371
Turquoise Hill Resources Ltd.	29,112	97,573	(a)
		17,891,894

Diversified Real Estate Activities—0.3%
Ayala Land Inc.	206,700	144,430
Brookfield Asset Management Inc.	22,087	974,802
CapitaLand Ltd.	75,000	192,516

City Developments Ltd.	16,000	131,296
Daito Trust Construction Company Ltd.	2,900	340,941
Daiwa House Industry Company Ltd.	24,000	497,508
DLF Ltd.	15,616	55,680
Franshion Properties China Ltd.	114,000	30,154
Hang Lung Properties Ltd.	100,000	308,373
Henderson Land Development Company Ltd.	49,280	288,672
Kerry Properties Ltd.	29,500	103,150
Lend Lease Group	22,555	279,093
Mitsubishi Estate Company Ltd.	47,000	1,160,328
Mitsui Fudosan Company Ltd.	36,000	1,213,918
New World Development Company Ltd.	194,666	221,532
Nomura Real Estate Holdings Inc.	5,000	94,615
Poly Property Group Company Ltd.	74,000	30,935
Sumitomo Realty & Development Company Ltd.	14,000	600,740
Sun Hung Kai Properties Ltd.	63,000	864,890
Swire Pacific Ltd.	31,500	387,534
Tokyo Tatemono Company Ltd.	17,000	157,238
Tokyu Fudosan Holdings Corp.	18,000	141,967
UOL Group Ltd.	18,000	94,140
Wharf Holdings Ltd.	58,000	419,078
Wheelock & Company Ltd.	38,000	159,838
Yuexiu Property Company Ltd.	186,000	35,518
		8,928,886

Diversified REITs—0.1%
British Land Co. PLC	38,724	465,141
Dexus Property Group	187,091	196,010
Fibra Uno Administracion S.A. de C.V.	80,100	280,872
Fonciere Des Regions	950	102,989
Gecina S.A.	794	115,777
Growthpoint Properties Ltd.	65,849	153,067
H&R Real Estate Investment Trust	5,097	110,826
ICADE	1,137	121,891
Land Securities Group PLC	30,767	545,008
Mirvac Group	147,961	249,281
Redefine Properties Ltd.	110,314	99,439
Stockland	93,768	343,392

The GPT Group	73,340	265,812
United Urban Investment Corp.	89	143,641
		3,193,146

Diversified Support Services—0.1%
Aggreko PLC	10,107	285,144
Babcock International Group PLC	19,402	385,488
Brambles Ltd.	62,973	546,227
Edenred	7,377	223,669
		1,440,528

Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	61,239

Education Services—0.0% *
Anhanguera Educacional Participacoes S.A.	16,400	136,908
Benesse Holdings Inc.	3,000	130,152
Estacio Participacoes S.A.	12,700	168,538
Kroton Educacional S.A.	11,900	334,524
		770,122

Electric Utilities—0.4%
Centrais Eletricas Brasileiras S.A.	11,000	31,891
CEZ AS	6,598	199,102
Cheung Kong Infrastructure Holdings Ltd.	30,000	207,668
Chubu Electric Power Company Inc.	26,900	334,308	(a)
CLP Holdings Ltd.	66,500	543,988
Contact Energy Ltd.	14,241	66,209
CPFL Energia S.A.	9,200	84,858
EDP—Energias de Portugal S.A.	89,065	446,801
EDP—Energias do Brasil S.A.	9,400	46,273
Electricite de France S.A.	9,161	288,484
Enea S.A.	3,755	19,537
Enel S.p.A.	263,321	1,533,678
Enersis S.A.	967,550	325,738
Fortis Inc.	8,347	254,450
Fortum Oyj	19,317	518,643
Hokuriku Electric Power Co.	6,200	82,193
Iberdrola S.A.	189,066	1,445,214
Interconexion Electrica S.A. ESP	12,838	62,628
Isagen S.A. ESP	25,432	41,941
Korea Electric Power Corp.	10,420	384,133
Kyushu Electric Power Company Inc.	17,100	192,598	(a)
PGE S.A.	27,532	196,288
Power Assets Holdings Ltd.	54,500	477,469
Power Grid Corporation of India Ltd.	41,167	95,209
Public Power Corp. S.A.	3,690	57,039
Red Electrica Corp S.A.	4,028	368,398
Reliance Infrastructure Ltd.	4,020	51,616
RusHydro JSC ADR	52,229	100,019
Shikoku Electric Power Company Inc.	6,300	87,935	(a)
SP AusNet	62,633	78,329
SSE PLC	37,698	1,010,055
Tata Power Company Ltd.	40,698	72,944
Tauron Polska Energia S.A.	37,527	63,890
Tenaga Nasional Bhd	119,100	451,771
Terna Rete Elettrica Nazionale S.p.A.	57,316	302,283
The Chugoku Electric Power Company Inc.	11,800	160,975

The Kansai Electric Power Co. Inc.	27,000	254,528	(a)
Tohoku Electric Power Company Inc.	17,000	199,526
Tokyo Electric Power Company Inc.	57,700	240,357	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	20,766
		11,399,732

Electrical Components & Equipment—0.2%
Fuji Electric Company Ltd.	21,000	99,501
Legrand S.A.	10,580	647,289
LS Corp.	809	59,408
LS Industrial Systems Company Ltd.	738	48,067
Mabuchi Motor Company Ltd.	900	68,230
Nidec Corp.	7,900	484,738
OSRAM Licht AG	3,806	191,947	(a)
Prysmian S.p.A.	7,493	169,274
Schneider Electric SE	21,371	2,011,633
Sumitomo Electric Industries Ltd.	29,300	412,146
Teco Electric and Machinery Company Ltd.	64,000	73,629
Walsin Lihwa Corp.	120,000	42,803	(a)
Zhuzhou CSR Times Electric Company Ltd.	17,000	51,546
		4,360,211

Electronic Components—0.2%
AAC Technologies Holdings Inc.	30,000	195,088
AU Optronics Corp.	413,000	174,977	(a)
Delta Electronics Inc.	75,000	546,336
Hamamatsu Photonics KK	2,600	127,555
Hirose Electric Company Ltd.	1,200	178,274
Hoya Corp.	18,200	604,720
Ibiden Company Ltd.	4,700	94,645
Innolux Corp.	269,000	126,130	(a)
Kingboard Chemical Holdings Ltd.	27,000	55,670
Kyocera Corp.	12,500	593,258
Largan Precision Company Ltd.	4,000	318,843
LG Display Company Ltd.	8,970	281,919	(a)
LG Innotek Company Ltd.	512	73,374	(a)
Murata Manufacturing Company Ltd.	8,500	795,504
Nippon Electric Glass Company Ltd.	14,000	81,536
Omron Corp.	8,000	337,200
Samsung Electro-Mechanics Company Ltd.	2,239	129,011
Samsung SDI Company Ltd.	1,338	214,228
Simplo Technology Company Ltd.	11,000	68,156
TDK Corp.	5,100	239,129
Unimicron Technology Corp.	46,000	44,524
Yaskawa Electric Corp.	8,000	96,895
Zhen Ding Technology Holding Ltd.	7,350	24,198
		5,401,170

Electronic Equipment & Instruments—0.1%
Citizen Holdings Company Ltd.	9,900	77,691
FUJIFILM Holdings Corp.	20,100	560,510
Hexagon AB	9,951	320,618
Hitachi High-Technologies Corp.	2,400	57,095
Hitachi Ltd.	195,000	1,428,261
Keyence Corp.	1,800	785,262
Shimadzu Corp.	9,000	82,533

TPK Holding Company Ltd.	13,000	129,748
Yokogawa Electric Corp.	9,000	113,805
		3,555,523

Electronic Manufacturing Services—0.1%
Fabrinet	1,207	24,864	(a)
Hon Hai Precision Industry Company Ltd.	432,900	1,449,863
TE Connectivity Ltd.	25,450	1,573,828
		3,048,555

Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	125,579
Park24 Company Ltd.	3,600	65,458
		191,037

Fertilizers & Agricultural Chemicals—0.2%
Agrium Inc.	6,486	595,228
China BlueChemical Ltd.	68,000	37,025
Grupa Azoty S.A.	816	19,479
Israel Chemicals Ltd.	18,673	160,113
K+S AG	6,950	228,517
Potash Corporation of Saskatchewan Inc.	32,745	1,247,516
Syngenta AG	3,403	1,267,491
Taiwan Fertilizer Company Ltd.	28,000	55,516
The Israel Corp. Ltd.	88	50,176	(a)
Uralkali OJSC GDR	8,135	187,512	(††)
Uralkali OJSC GDR	2,205	50,825	(a,††)
Yara International ASA	8,088	405,039
		4,304,437

Food Distributors—0.0% *
Metcash Ltd.	33,592	83,703
The Spar Group Ltd.	6,247	73,053
		156,756

Food Retail—0.4%
Alimentation Couche Tard Inc.	18,972	520,632
BIM Birlesik Magazalar AS	7,874	180,482
Casino Guichard Perrachon S.A.	2,125	281,721
China Resources Enterprise Ltd.	48,000	133,775
Colruyt S.A.	2,817	143,091
CP ALL PCL NVDR	164,800	243,734
Delhaize Group S.A.	3,869	261,737
Empire Company Ltd.	1,327	90,398
Eurocash S.A.	2,510	33,236
FamilyMart Company Ltd.	2,200	94,793
George Weston Ltd.	2,454	181,340
Grupo Comercial Chedraui S.A. de C.V.	5,400	19,043
J Sainsbury PLC	48,231	260,186
Jeronimo Martins SGPS S.A.	14,851	244,304
Koninklijke Ahold N.V.	38,929	730,738
Lawson Inc.	2,600	195,055
Loblaw Companies Ltd.	11,207	501,035
Magnit OJSC GDR	137	8,083
Magnit OJSC GDR	11,929	703,811
Metro Inc.	4,289	265,639
Pick n Pay Stores Ltd.	9,438	51,658
President Chain Store Corp.	21,000	168,096

Seven & I Holdings Company Ltd.	30,300	1,276,545
Shoprite Holdings Ltd.	16,646	240,957
Tesco PLC	319,314	1,551,671
WM Morrison Supermarkets PLC	91,077	285,605
Woolworths Ltd.	51,212	1,702,410
		10,369,775

Footwear—0.0% *
Anta Sports Products Ltd.	34,000	53,783
Asics Corp.	6,600	153,949
Pou Chen Corp.	80,000	96,323
Yue Yuen Industrial Holdings Ltd.	31,000	104,995
		409,050

Forest Products—0.0% *
Duratex S.A.	11,374	46,547

Gas Utilities—0.1%
APA Group	33,483	217,744
China Gas Holdings Ltd.	94,000	194,056
China Resources Gas Group Ltd.	34,000	106,821
Enagas S.A.	7,111	228,796
ENN Energy Holdings Ltd.	32,000	229,977
GAIL India Ltd.	14,061	108,242
Gas Natural SDG S.A.	13,678	431,944
Hong Kong & China Gas Company Ltd.	228,470	500,548
Korea Gas Corp.	1,143	62,358	(a)
Osaka Gas Company Ltd.	74,000	311,179
Perusahaan Gas Negara Persero Tbk PT	436,000	205,036
Petronas Gas Bhd	24,000	183,120
Snam S.p.A.	85,327	514,032
Toho Gas Company Ltd.	15,000	82,474
Tokyo Gas Company Ltd.	100,000	584,374
		3,960,701

General Merchandise Stores—0.0% *
Canadian Tire Corporation Ltd.	3,488	335,227
Dollarama Inc.	3,135	258,564
Don Quijote Holdings Company Ltd.	2,000	111,544
Harvey Norman Holdings Ltd.	20,526	60,058
Lojas Americanas S.A.	4,875	26,807
		792,200

Gold—0.1%
Agnico-Eagle Mines Ltd.	7,434	285,174
AngloGold Ashanti Ltd.	14,863	248,468	(a)
Barrick Gold Corp.	42,773	784,664
Cia de Minas Buenaventura S.A. ADR	8,589	101,436
Eldorado Gold Corp.	25,001	191,530
Franco-Nevada Corp.	6,022	346,287
Gold Fields Ltd.	31,089	112,214
Goldcorp Inc.	30,956	865,483
Harmony Gold Mining Company Ltd.	14,498	42,450	(a)
Kinross Gold Corp.	42,336	175,680	(a)
Koza Altin Isletmeleri AS	2,504	28,579
New Gold Inc.	16,844	107,059	(a)
Newcrest Mining Ltd.	33,547	333,098	(a)
Randgold Resources Ltd.	3,782	315,120

Yamana Gold Inc.	28,763	237,092
Zijin Mining Group Company Ltd.	230,000	52,230
		4,226,564

Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	1,600	103,134
Celesio AG	2,274	80,950
Medipal Holdings Corp.	5,400	76,545
Shanghai Pharmaceuticals Holding Company Ltd.	22,700	47,214
Sinopharm Group Company Ltd.	41,600	115,401
Suzuken Company Ltd.	2,600	96,757
		520,001

Healthcare Equipment—0.1%
Cochlear Ltd.	2,383	138,775
Elekta AB	14,831	188,567
Getinge AB	7,959	209,054
Olympus Corp.	8,700	299,719	(a)
Oxford Immunotec Global PLC	441	7,422	(a)
Smith & Nephew PLC	34,870	619,477
Sonova Holding AG	1,968	300,260
Sysmex Corp.	6,200	232,871
Terumo Corp.	12,400	277,242
William Demant Holding A/S	1,227	111,406	(a)
		2,384,793

Healthcare Facilities—0.0% *
Apollo Hospitals Enterprise Ltd.	2,610	43,308
Bangkok Dusit Medical Services PCL NVDR	109,000	56,087
Bumrungrad Hospital PCL NVDR	13,000	46,865
IHH Healthcare Bhd	95,100	129,722
Life Healthcare Group Holdings Ltd.	36,982	144,226
Mediclinic International Ltd.	14,711	112,959
Netcare Ltd.	33,031	89,107
Ramsay Healthcare Ltd.	4,955	212,794
Ryman Healthcare Ltd.	4,493	33,634
		868,702

Healthcare Services—0.1%
Catamaran Corp.	7,568	334,793	(a)
Fresenius Medical Care AG & Company KGaA	9,016	605,980
Fresenius SE & Company KGaA	4,939	736,407
Miraca Holdings Inc.	2,100	101,782
Sonic Healthcare Ltd.	15,192	248,494
		2,027,456

Healthcare Supplies—0.1%
Coloplast A/S	4,684	423,566
Essilor International S.A.	8,314	881,622
Shandong Weigao Group Medical Polymer Company Ltd.	60,000	58,449
		1,363,637

Healthcare Technology—0.0% *
M3 Inc.	4,800	76,379

Heavy Electrical Equipment—0.1%
ABB Ltd.	84,506	1,945,887
Alstom S.A.	9,100	331,728
Bharat Heavy Electricals Ltd.	22,240	92,591

Mitsubishi Electric Corp.	77,000	950,101
Shanghai Electric Group Company Ltd.	108,000	43,477
Vestas Wind Systems A/S	8,000	403,585	(a)
		3,767,369

Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	17,665	406,451
Atlantia S.p.A.	13,697	390,443
CCR S.A.	36,100	294,814
EcoRodovias Infraestrutura e Logistica S.A.	6,200	42,588
Groupe Eurotunnel S.A.	21,236	287,176
Jasa Marga Persero Tbk PT	81,500	41,077
Jiangsu Expressway Company Ltd.	44,000	52,343
OHL Mexico SAB de C.V.	24,300	74,176	(a)
Transurban Group	77,199	538,467
Zhejiang Expressway Company Ltd.	52,000	52,467
		2,180,002

Home Building—0.0% *
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	11,000	68,971
Iida Group Holdings Company Ltd.	1,700	25,826
Persimmon PLC	12,340	268,597
Sekisui Chemical Company Ltd.	16,000	185,262
Sekisui House Ltd.	23,000	315,355
		864,011

Home Entertainment Software—0.0% *
GungHo Online Entertainment Inc.	14,400	92,963
Kingsoft Corporation Ltd.	27,000	81,345
Konami Corp.	3,800	83,986
NCSoft Corp.	620	111,830
Nexon Company Ltd.	4,000	38,182
Nintendo Company Ltd.	4,100	490,721
		899,027

Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	142,185

Home Furnishings—0.0% *
Steinhoff International Holdings Ltd.	64,542	359,451

Home Improvement Retail—0.0% *
Home Product Center PCL NVDR	89,466	26,602
Kingfisher PLC	99,085	608,219
		634,821

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	6,094	316,974
Belmond Ltd.	3,323	48,316	(a)
Carnival PLC	7,452	281,339
Flight Centre Travel Group Ltd.	2,032	85,251
Formosa International Hotels Corp.	1,100	13,373
InterContinental Hotels Group PLC	10,767	445,705
Minor International PCL NVDR	44,400	40,015
Shangri-La Asia Ltd.	64,000	100,579
TUI Travel PLC	16,273	110,741
		1,442,293

Household Appliances—0.0% *
Arcelik AS	8,562	52,092
Coway Company Ltd.	2,160	180,819
Electrolux AB	9,443	238,711
Haier Electronics Group Company Ltd.	31,000	81,196
Husqvarna AB	25,105	195,084
Rinnai Corp.	1,200	115,848
		863,750

Household Products—0.1%
Henkel AG & Company KGaA	5,288	532,145
Hindustan Unilever Ltd.	14,991	154,372
Kimberly-Clark de Mexico SAB de C.V.	58,300	163,625
LG Household & Healthcare Ltd.	359	161,617
Reckitt Benckiser Group PLC	25,229	2,200,027
Svenska Cellulosa AB SCA	23,136	602,508
Unicharm Corp.	4,700	280,084
Unilever Indonesia Tbk PT	56,500	139,522
		4,233,900

Human Resource & Employment Services—0.1%
Adecco S.A.	6,072	499,838
Capita PLC	26,009	509,198
Randstad Holding N.V.	4,968	269,289
Seek Ltd.	13,036	195,019
		1,473,344

Hypermarkets & Super Centers—0.2%
Aeon Company Ltd.	24,500	301,338
Almacenes Exito S.A.	7,211	121,222
Carrefour S.A.	24,431	901,135
Cencosud S.A.	43,221	141,762
Controladora Comercial Mexicana SAB de C.V.	13,600	51,001
Distribuidora Internacional de Alimentacion S.A.	22,662	208,630
E-Mart Company Ltd.	836	191,690
Massmart Holdings Ltd.	3,853	47,806
Metro AG	6,109	266,231	(a)
Sun Art Retail Group Ltd.	88,500	100,828
Wal-Mart de Mexico SAB de C.V.	206,800	554,421
Wesfarmers Ltd.	43,914	1,734,195
		4,620,259

Independent Power Producers & Energy Traders—0.0% *
Aboitiz Power Corp.	66,300	55,668
AES Gener S.A.	82,891	42,900
China Resources Power Holdings Company Ltd.	82,000	232,764
Colbun S.A.	260,471	65,345
Datang International Power Generation Company Ltd.	112,000	43,786
Electric Power Development Company Ltd.	4,300	139,648
Empresa Nacional de Electricidad S.A.	137,870	206,555
Glow Energy PCL	17,700	45,402
Huaneng Power International Inc.	126,000	141,764
NTPC Ltd.	44,321	114,809
Reliance Power Ltd.	22,142	39,943	(a)
TransAlta Corp.	9,219	113,209
		1,241,793

Industrial Conglomerates—0.4%
Aboitiz Equity Ventures Inc.	66,580	85,418
Aditya Birla Nuvo Ltd.	1,222	28,006

Alfa SAB de C.V.	119,800	331,521
Alliance Global Group Inc.	117,400	78,267
Beijing Enterprises Holdings Ltd.	19,500	184,298
Bidvest Group Ltd.	11,326	300,834
CITIC Pacific Ltd.	50,000	87,609
CJ Corp.	632	87,448
DMCI Holdings Inc.	28,000	47,469
Doosan Corp.	378	46,699
Enka Insaat ve Sanayi AS	17,548	47,588
Far Eastern New Century Corp.	115,260	124,108
Grupo Carso SAB de C.V.	22,000	114,299
Hutchison Whampoa Ltd.	79,000	1,079,448
Jaiprakash Associates Ltd.	36,106	46,164
Keppel Corp. Ltd.	48,000	415,450
KOC Holding AS	23,474	115,139
Koninklijke Philips N.V.	37,360	1,185,435
LG Corp.	3,743	231,209
MMC Corp Bhd	22,700	17,956
NWS Holdings Ltd.	61,395	113,912
Samsung Techwin Company Ltd.	1,650	86,430
Sembcorp Industries Ltd.	42,000	180,917
Shanghai Industrial Holdings Ltd.	20,000	61,159
Siemens AG	31,207	4,121,026
Siemens Ltd.	2,575	40,897
Sime Darby Bhd	118,700	357,468
SK Holdings Company Ltd.	1,018	183,618
SM Investments Corp.	10,194	190,568
Smiths Group PLC	15,368	340,812
Toshiba Corp.	163,000	761,058
Turkiye Sise ve Cam Fabrikalari AS	17,815	25,038
		11,117,268

Industrial Gases—0.1%
Air Liquide S.A.	13,688	1,847,856
Air Water Inc.	6,000	95,948
Linde AG	7,216	1,534,331
Taiyo Nippon Sanso Corp.	9,000	79,690
Yingde Gases Group Company Ltd.	34,000	37,069
		3,594,894

Industrial Machinery—0.4%
Alfa Laval AB	12,518	322,436
Amada Company Ltd.	13,000	132,175
Andritz AG	3,315	191,557
Atlas Copco AB	25,881	747,548
Atlas Copco AB	10,739	286,733
China International Marine Containers Group Company Ltd.	23,400	44,926
Doosan Infracore Company Ltd.	4,510	57,723	(a)
FANUC Corp.	7,700	1,327,861
GEA Group AG	7,004	331,606
Hiwin Technologies Corp.	7,210	88,984
IHI Corp.	53,000	246,938
IMI PLC	10,961	278,688
JTEKT Corp.	8,400	141,541
Kawasaki Heavy Industries Ltd.	60,000	228,617
Kone Oyj	12,697	529,867
Kurita Water Industries Ltd.	4,400	101,938

Makita Corp.	4,600	284,251
Melrose Industries PLC	41,199	183,295
Metso Oyj	5,381	203,856
Mitsubishi Heavy Industries Ltd.	125,000	779,823
Nabtesco Corp.	4,600	101,713
NGK Insulators Ltd.	10,000	227,037
NSK Ltd.	19,000	247,007
Pentair PLC	12,117	873,878
Sandvik AB	37,401	510,775
Schindler Holding AG	1,798	273,309	(††)
Schindler Holding AG	1,044	157,401	(††)
SKF AB	15,703	400,482
SMC Corp.	2,100	561,976
Sulzer AG	1,015	142,384
Sumitomo Heavy Industries Ltd.	21,000	99,916
The Weir Group PLC	8,910	398,998
THK Company Ltd.	4,600	108,433
Vallourec S.A.	4,128	184,844
Wartsila Oyj Abp	7,288	361,417
WEG S.A.	10,270	131,817
Zardoya Otis S.A.	6,283	111,831
		11,403,581

Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	84,000	154,975
Goodman Group	70,089	334,075
Nippon Prologis REIT Inc.	35	81,605
Segro PLC	27,782	163,981
		734,636

Integrated Oil & Gas—1.5%
BG Group PLC	134,711	2,844,643
BP PLC	718,651	6,327,012
Cenovus Energy Inc.	31,166	1,012,094
China Petroleum & Chemical Corp.	987,400	942,765
Ecopetrol S.A.	226,632	411,127
Eni S.p.A.	100,222	2,741,635
Galp Energia SGPS S.A.	14,825	271,583
Gazprom OAO ADR	219,231	1,910,598
Husky Energy Inc.	13,955	451,476
Imperial Oil Ltd.	13,616	718,798
Lukoil OAO ADR	20,528	1,227,985
MOL Hungarian Oil & Gas PLC	1,514	81,038
OMV AG	7,070	319,436
Origin Energy Ltd.	48,049	663,033
PetroChina Company Ltd.	812,000	1,024,645
Petroleo Brasileiro S.A.	117,000	862,066
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	109,621
PTT PCL NVDR	34,800	340,977
Repsol S.A.	34,572	911,658
Rosneft OAO GDR	45,830	335,246	(a)
Royal Dutch Shell PLC	151,714	6,273,783
Royal Dutch Shell PLC	95,866	4,167,574
Sasol Ltd.	22,325	1,326,983
Statoil ASA	43,478	1,334,885
Suncor Energy Inc.	56,774	2,425,214
Surgutneftegas OAO ADR	27,270	225,250

Surgutneftegas OAO ADR	29,028	224,386
Total S.A.	84,902	6,135,337
		45,620,848

Integrated Telecommunication Services—0.7%
BCE Inc.	9,534	433,221
Belgacom S.A.	6,788	225,235
Bell Aliant Inc.	2,827	74,022
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	133,436
BT Group PLC	308,610	2,031,027
China Communications Services Corporation Ltd.	84,000	40,643
China Telecom Corporation Ltd.	564,000	276,529
China Unicom Hong Kong Ltd.	208,000	322,050
Chunghwa Telecom Company Ltd.	152,000	489,731
Citic 21CN Company Ltd.	44,000	34,233	(a)
Deutsche Telekom AG	114,610	2,008,554
Elisa Oyj	6,563	200,741
Hellenic Telecommunications Organization S.A.	10,479	154,951	(a)
HKT Trust	96,000	112,594
Koninklijke KPN N.V.	135,376	493,217	(a)
KT Corp.	1,110	33,515
LG Uplus Corp.	8,060	73,447
Nippon Telegraph & Telephone Corp.	14,600	910,545
O2 Czech Republic AS	3,979	56,364
Orange Polska S.A.	28,318	90,455
Orange S.A.	72,346	1,141,581
PCCW Ltd.	173,000	103,126
Rostelecom OJSC ADR	7,764	117,236
Singapore Telecommunications Ltd.	281,000	867,806
Swisscom AG	909	528,405
TDC A/S	28,766	297,687
Telecom Corp. of New Zealand Ltd.	68,211	160,055
Telecom Egypt Co.	13,363	25,212
Telecom Italia S.p.A.	499,385	632,453	(a)
Telecom Italia S.p.A.	190,334	188,020
Telefonica Deutschland Holding AG	9,195	76,027	(a)
Telefonica S.A.	148,097	2,538,644
Telekom Austria AG	8,813	86,154
Telekom Malaysia Bhd	42,600	84,245
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	373,753
Telenor ASA	28,157	641,027
TeliaSonera AB	85,425	623,691
Telstra Corporation Ltd.	139,731	687,122
TELUS Corp.	11,130	415,566
True Corp PCL	168,400	49,552	(a)
Turk Telekomunikasyon AS	16,769	48,402
Vivendi S.A.	47,597	1,164,542	(a)
XL Axiata Tbk PT	93,500	40,224
		19,085,040

Internet Retail—0.0% *
ASOS PLC	2,102	106,385	(a)
Rakuten Inc.	30,300	391,518
		497,903

Internet Software & Services—0.2%
Dena Company Ltd.	3,900	52,742
Gree Inc.	3,500	30,680	(a)

Kakaku.com Inc.	3,100	54,316
NAVER Corp.	1,084	894,584
Tencent Holdings Ltd.	208,000	3,180,243
United Internet AG	4,602	202,729
Wix.com Ltd.	477	9,464	(a)
Yahoo Japan Corp.	64,300	297,047
		4,721,805

Investment Banking & Brokerage—0.1%
CITIC Securities Company Ltd.	42,500	93,880
Daewoo Securities Company Ltd.	7,490	64,551	(a)
Daiwa Securities Group Inc.	62,000	536,736
Haitong Securities Company Ltd.	49,200	76,177
ICAP PLC	21,687	140,910
Korea Investment Holdings Company Ltd.	1,740	69,132
Macquarie Group Ltd.	12,318	693,279
Mediobanca S.p.A.	20,019	199,538	(a)
Nomura Holdings Inc.	140,000	990,869
Samsung Securities Company Ltd.	2,292	100,351
Woori Investment & Securities Company Ltd.	6,220	53,667
Yuanta Financial Holding Company Ltd.	351,000	189,854
		3,208,944

IT Consulting & Other Services—0.2%
AtoS	2,010	167,431
Cap Gemini S.A.	5,602	399,606
CGI Group Inc.	7,985	283,521	(a)
Fujitsu Ltd.	68,000	509,471
HCL Technologies Ltd.	7,684	192,027
Infosys Ltd.	18,855	1,020,418
Itochu Techno-Solutions Corp.	900	39,134
Luxoft Holding Inc.	270	9,736	(a)
Nomura Research Institute Ltd.	3,800	119,659
NTT Data Corp.	5,300	203,514
Otsuka Corp.	1,800	87,242
SK C&C Company Ltd.	921	151,558
Tata Consultancy Services Ltd.	18,636	747,965
Tech Mahindra Ltd.	2,313	82,696
Wipro Ltd.	25,134	227,750
		4,241,728

Leisure Facilities—0.0% *
Oriental Land Company Ltd.	2,100	359,760

Leisure Products—0.0% *
Bandai Namco Holdings Inc.	6,600	154,535
Giant Manufacturing Company Ltd.	10,000	77,868
Merida Industry Company Ltd.	7,000	46,420
Sankyo Company Ltd.	1,900	73,052
Sega Sammy Holdings Inc.	7,400	145,582
Shimano Inc.	3,200	355,047
Yamaha Corp.	6,100	96,403
		948,907

Life & Health Insurance—0.5%
Aegon N.V.	81,726	713,220
AIA Group Ltd.	459,600	2,312,721
AMP Ltd.	120,452	602,550

Cathay Financial Holding Company Ltd.	310,874	485,708
China Life Insurance Company Ltd.	264,000	691,478
China Life Insurance Company Ltd.	85,500	78,891
China Taiping Insurance Holdings Company Ltd.	32,800	58,656	(a)
CNP Assurances	5,764	119,639
Delta Lloyd N.V.	7,100	180,227
Discovery Ltd.	10,317	94,212
Friends Life Group Ltd.	55,034	296,697
Great-West Lifeco Inc.	5,456	154,590
Hanwha Life Insurance Company Ltd.	8,480	54,142
Industrial Alliance Insurance & Financial Services Inc.	3,775	165,722
Legal & General Group PLC	230,848	889,688
Liberty Holdings Ltd.	4,059	49,599
Manulife Financial Corp.	70,176	1,397,393
MMI Holdings Ltd.	36,164	89,231
New China Life Insurance Company Ltd.	23,300	76,962
Old Mutual PLC	188,458	637,058
Ping An Insurance Group Company of China Ltd.	76,000	587,870
Power Corp of Canada	13,526	376,516
Power Financial Corp.	7,564	235,836
Prudential PLC	99,931	2,291,325
Rand Merchant Insurance Holdings Ltd.	22,171	68,313
Samsung Life Insurance Company Ltd.	2,361	238,013
Sanlam Ltd.	67,666	392,751
Shin Kong Financial Holding Company Ltd.	242,192	74,707
Sony Financial Holdings Inc.	6,500	110,873
Standard Life PLC	92,638	592,563
Sun Life Financial Inc.	24,295	894,569
Swiss Life Holding AG	1,203	285,285
T&D Holdings Inc.	22,500	305,834
The Dai-ichi Life Insurance Company Ltd.	32,700	487,087
		16,089,926

Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	1,428	34,783
Lonza Group AG	1,992	216,766
QIAGEN N.V.	9,834	238,317	(a)
		489,866

Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	43,532
Qualicorp S.A.	8,200	97,101	(a)
		140,633

Marine—0.1%
AP Moeller—Maersk A/S	249	618,705
AP Moeller—Maersk A/S	91	214,080
China COSCO Holdings Company Ltd.	102,500	40,072	(a)
China Shipping Container Lines Company Ltd.	146,000	37,864	(a)
Evergreen Marine Corporation Taiwan Ltd.	64,000	34,939	(a)
Hyundai Merchant Marine Company Ltd.	2,675	24,217	(a)
Kuehne + Nagel International AG	2,107	280,363
MISC Bhd	62,200	125,911
Mitsui OSK Lines Ltd.	42,000	156,300
Navios Maritime Holdings Inc.	2,725	27,577
Nippon Yusen KK	69,000	198,885
Safe Bulkers Inc.	1,329	12,971

U-Ming Marine Transport Corp.	17,000	28,696
Yang Ming Marine Transport Corp.	59,000	23,712	(a)
		1,824,292

Marine Ports & Services—0.0% *
Adani Ports and Special Economic Zone	14,192	57,563
China Merchants Holdings International Company Ltd.	42,000	130,871
COSCO Pacific Ltd.	62,000	86,076
Hutchison Port Holdings Trust	201,000	144,720
International Container Terminal Services Inc.	26,800	68,151
Kamigumi Company Ltd.	8,000	73,600
Mitsubishi Logistics Corp.	5,000	74,873
		635,854

Metal & Glass Containers—0.0% *
Nampak Ltd.	13,509	46,716
Rexam PLC	28,486	260,581
Toyo Seikan Group Holdings Ltd.	5,800	89,085
		396,382

Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	120,044
Hero Motocorp Ltd.	3,073	134,347
Yamaha Motor Company Ltd.	10,600	182,378
		436,769

Movies & Entertainment—0.0% *
Eros International PLC	666	10,103	(a)
Toho Company Ltd.	4,400	103,198
		113,301

Multi-Line Insurance—0.4%
Ageas	9,634	384,302
Allianz SE	17,175	2,861,795
Assicurazioni Generali S.p.A.	46,975	1,029,697
Aviva PLC	118,353	1,033,077
AXA S.A.	62,330	1,489,595
Baloise Holding AG	1,917	225,898
BB Seguridade Participacoes S.A.	23,900	351,761
China Pacific Insurance Group Company Ltd.	107,400	379,694
Fairfax Financial Holdings Ltd.	818	388,760
Gjensidige Forsikring ASA	7,732	138,605
Mapfre S.A.	49,475	197,187
Porto Seguro S.A.	4,400	63,601
Powszechny Zaklad Ubezpieczen S.A.	2,320	339,019
Sampo	15,151	766,491
Sul America S.A.	5,000	35,502
UnipolSai S.p.A.	19,507	62,710
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,571	84,080
Zurich Insurance Group AG	5,504	1,659,020
		11,490,794

Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	106,062
Corp. Financiera Colombiana S.A.	2,956	60,292
Eurazeo S.A.	1,377	114,533
Exor S.p.A.	3,417	140,305
First Pacific Company Ltd.	94,000	105,760
Groupe Bruxelles Lambert S.A.	3,676	381,954

Grupo de Inversiones Suramericana S.A.	8,633	183,246
Haci Omer Sabanci Holding AS	34,397	160,442
Industrivarden AB	4,939	97,519
Investment AB Kinnevik	12,717	541,752
Investor AB	19,167	718,761
Metro Pacific Investments Corp.	129,200	14,829
Onex Corp.	3,866	239,622
Pargesa Holding S.A.	1,294	116,224
Remgro Ltd.	19,519	421,983
Wendel S.A.	1,280	183,313
		3,586,597

Multi-Utilities—0.3%
AGL Energy Ltd.	23,385	341,674
Atco Ltd.	2,398	116,439
Canadian Utilities Ltd.	4,562	171,319
Centrica PLC	199,028	1,063,802
E.ON SE	73,129	1,509,879
GDF Suez	52,639	1,448,981
National Grid PLC	140,808	2,022,387
RWE AG	20,826	894,339
Suez Environnement Co.	10,531	201,571
Veolia Environnement S.A.	14,035	267,391
YTL Corp Bhd	200,400	101,105
YTL Power International Bhd	87,045	39,849	(a)
		8,178,736

Office REITs—0.0% *
CapitaCommercial Trust	95,000	129,547
Japan Prime Realty Investment Corp.	29	104,057
Japan Real Estate Investment Corp.	46	267,904
Nippon Building Fund Inc.	56	327,250
		828,758

Office Services & Supplies—0.0% *
Societe BIC S.A.	1,036	141,731

Oil & Gas Drilling—0.1%
China Oilfield Services Ltd.	58,000	139,343
Noble Corp. PLC	15,871	532,631
North Atlantic Drilling Ltd.	2,464	26,168
Seadrill Ltd.	15,726	623,525
Transocean Ltd.	16,086	723,035
Transocean Ltd.	21,223	955,672
		3,000,374

Oil & Gas Equipment & Services—0.1%
Aker Solutions ASA	7,194	124,974
AMEC PLC	12,623	262,239
Bumi Armada Bhd	42,800	45,319	(a)
CHC Group Ltd.	1,169	9,866	(a)
Fugro N.V.	2,972	170,150
Petrofac Ltd.	10,564	217,296
Saipem S.p.A.	10,901	294,025	(a)
Sapurakencana Petroleum Bhd	127,700	174,191	(a)
Subsea 7 S.A.	11,444	213,352
Technip S.A.	4,256	465,527

Tenaris S.A.	19,053	448,686
WorleyParsons Ltd.	8,516	139,939
		2,565,564

Oil & Gas Exploration & Production—0.4%
ARC Resources Ltd.	11,975	365,270
Athabasca Oil Corp.	11,308	81,321	(a)
Baytex Energy Corp.	4,899	226,518
Cairn India Ltd.	17,722	107,578
Canadian Natural Resources Ltd.	42,635	1,962,535
Canadian Oil Sands Ltd.	18,537	420,809
CNOOC Ltd.	725,000	1,305,877
Crescent Point Energy Corp.	13,560	602,030
Encana Corp.	28,724	681,728
Enerplus Corp.	7,283	183,861
Equal Energy Ltd.	1,276	6,916
Inpex Corp.	36,100	548,779
Kunlun Energy Company Ltd.	138,000	227,556
Lundin Petroleum AB	8,987	181,747	(a)
MEG Energy Corp.	5,897	215,307	(a)
NOVATEK OAO GDR	4,613	573,857
Oil & Natural Gas Corp. Ltd.	28,871	203,770
Oil India Ltd.	17,637	171,576
Pacific Rubiales Energy Corp.	11,182	227,598
Pengrowth Energy Corp.	16,966	121,851
Penn West Petroleum Ltd.	17,358	169,807
Peyto Exploration & Development Corp.	4,880	184,681
PTT Exploration & Production PCL NVDR	52,000	268,372
Santos Ltd.	41,825	562,936
Talisman Energy Inc.	39,373	416,962
Tatneft OAO ADR	9,139	411,447
Tourmaline Oil Corp.	6,249	330,065	(a)
Tullow Oil PLC	36,519	532,942
Vermilion Energy Inc.	4,105	286,153
Woodside Petroleum Ltd.	26,433	1,024,647
		12,604,496

Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corp. Ltd.	6,480	64,644
Caltex Australia Ltd.	4,925	100,267
Cosan S.A. Industria e Comercio	5,500	100,064
Delek Group Ltd.	174	72,061
Empresas COPEC S.A.	18,588	241,724
Formosa Petrochemical Corp.	43,000	112,044
Grupa Lotos S.A.	2,254	27,463	(a)
GS Holdings	2,084	92,892
Idemitsu Kosan Company Ltd.	3,200	69,525
IRPC PCL NVDR	378,600	39,429
JX Holdings Inc.	90,000	481,516
Keyera Corp.	3,488	257,421
Neste Oil Oyj	5,805	113,258
Petronas Dagangan Bhd	8,900	66,632
Polski Koncern Naftowy Orlen S.A.	13,345	180,178
Reliance Industries Ltd.	51,727	871,735
S-Oil Corp.	1,820	102,350
Showa Shell Sekiyu KK	7,600	86,349
SK Innovation Company Ltd.	2,421	270,382

Thai Oil PCL NVDR	30,500	48,868
TonenGeneral Sekiyu KK	11,000	104,457
Tupras Turkiye Petrol Rafinerileri AS	5,349	124,624
		3,627,883

Oil & Gas Storage & Transportation—0.2%
AltaGas Ltd.	4,683	215,783
Ardmore Shipping Corp.	611	8,450
DHT Holdings Inc.	2,380	17,136
Enbridge Inc.	29,890	1,420,768
Inter Pipeline Ltd.	11,848	368,404
Koninklijke Vopak N.V.	2,589	126,547
Navios Maritime Acq Corp.	2,781	10,318
Pembina Pipeline Corp.	12,074	520,413
TransCanada Corp.	28,340	1,355,073
Ultrapar Participacoes S.A.	13,300	317,399
		4,360,291

Other Diversified Financial Services—0.1%
African Bank Investments Ltd.	52,786	33,690
FirstRand Ltd.	131,475	503,594
Fubon Financial Holding Company Ltd.	274,000	395,978
ING Groep N.V.	142,841	2,006,556	(a)
ORIX Corp.	52,600	871,777
Reliance Capital Ltd.	4,115	45,019
RMB Holdings Ltd.	26,636	131,668
		3,988,282

Packaged Foods & Meats—0.8%
Ajinomoto Company Inc.	25,000	391,886
Aryzta AG	3,492	330,771
Associated British Foods PLC	13,962	727,885
Barry Callebaut AG	87	118,217
Biostime International Holdings Ltd.	3,000	16,644
BRF S.A.	27,600	668,681
Calbee Inc.	2,400	66,192
Charoen Pokphand Foods PCL NVDR	115,100	96,641
China Mengniu Dairy Company Ltd.	53,000	244,815
CJ CheilJedang Corp.	320	108,954
Danone S.A.	22,315	1,657,172
GlaxoSmithKline Consumer Healthcare Ltd.	162	12,137	(a)
Gruma SAB de C.V.	8,900	106,521	(a)
Grupo Bimbo SAB de C.V.	66,600	194,723
Indofood CBP Sukses Makmur Tbk PT	32,000	26,993
Indofood Sukses Makmur Tbk PT	165,000	93,252
JBS S.A.	25,900	89,306
Kerry Group PLC	5,662	425,204
Kikkoman Corp.	6,000	124,969
Lindt & Spruengli AG	3	185,318
Lindt & Spruengli AG	33	167,977
Lotte Confectionery Company Ltd.	35	66,831
M Dias Branco S.A.	1,000	44,336
MEIJI Holdings Company Ltd.	2,300	152,342
Nestle S.A.	125,509	9,723,126
NH Foods Ltd.	7,000	136,746
Nisshin Seifun Group Inc.	7,700	91,894
Nissin Foods Holdings Company Ltd.	2,300	118,286

Orion Corp.	142	130,099
Orkla ASA	24,379	217,120
PPB Group Bhd	17,800	83,928
Saputo Inc.	5,698	341,992
Standard Foods Corp.	11,500	31,968
Tate & Lyle PLC	19,062	223,100
Tiger Brands Ltd.	6,889	198,561
Tingyi Cayman Islands Holding Corp.	82,000	229,590
Toyo Suisan Kaisha Ltd.	4,000	123,390
Ulker Biskuvi Sanayi AS	3,012	25,215
Uni-President China Holdings Ltd.	48,000	36,850
Uni-President Enterprises Corp.	171,720	308,266
Unilever N.V.	60,186	2,633,210
Unilever PLC	49,889	2,261,373
Universal Robina Corp.	30,200	106,755
Want Want China Holdings Ltd.	242,000	347,840
Yakult Honsha Company Ltd.	3,400	172,173
Yamazaki Baking Company Ltd.	4,000	49,948
		23,709,197

Paper Packaging—0.0% *
Amcor Ltd.	54,175	533,318
Klabin S.A.	19,600	98,707
		632,025

Paper Products—0.0% *
Empresas CMPC S.A.	46,932	102,151
Fibria Celulose S.A.	9,300	90,422	(a)
Lee & Man Paper Manufacturing Ltd.	71,000	37,743
Nine Dragons Paper Holdings Ltd.	63,000	42,919
Oji Holdings Corp.	31,000	127,605
Sappi Ltd.	19,577	70,423	(a)
Stora Enso Oyj	20,372	198,314
UPM-Kymmene Oyj	21,948	375,025
		1,044,602

Personal Products—0.1%
AMOREPACIFIC Corp.	131	197,316
AMOREPACIFIC Group	68	50,204
Beiersdorf AG	3,859	373,388
Dabur India Ltd.	13,803	42,916
Godrej Consumer Products Ltd.	4,709	64,201
Hengan International Group Company Ltd.	29,500	311,163
Hypermarcas S.A.	12,800	111,792
Kao Corp.	21,400	842,227
L’Oreal S.A.	9,486	1,634,510
Natura Cosmeticos S.A.	7,200	121,682
Shiseido Company Ltd.	15,000	273,481
		4,022,880

Pharmaceuticals—1.8%
Aspen Pharmacare Holdings Ltd.	12,203	342,837
Astellas Pharma Inc.	88,500	1,162,761
AstraZeneca PLC	49,072	3,641,927
Aurobindo Pharma Ltd.	4,457	54,741
Bayer AG	32,612	4,605,723
Celltrion Inc.	2,486	114,374	(a)
Chugai Pharmaceutical Company Ltd.	9,400	264,913

Cipla Ltd.	12,861	93,734
CSPC Pharmaceutical Group Ltd.	42,000	33,490
Daiichi Sankyo Company Ltd.	27,600	514,920
Dr Reddy’s Laboratories Ltd.	3,837	167,528
Eisai Company Ltd.	9,900	414,744
Endo International PLC	3,948	276,439	(a)
Genomma Lab Internacional SAB de C.V.	29,900	81,013	(a)
GlaxoSmithKline PLC	186,261	4,980,999
Hisamitsu Pharmaceutical Company Inc.	2,400	107,320
Kalbe Farma Tbk PT	854,500	119,652
Kyowa Hakko Kirin Company Ltd.	8,000	108,267
Merck KGaA	5,152	447,144
Mitsubishi Tanabe Pharma Corp.	8,600	128,781
Novartis AG	88,494	8,013,158
Novo Nordisk A/S	79,605	3,663,596
Ono Pharmaceutical Company Ltd.	3,200	281,763
Orion Oyj	4,156	154,944
Otsuka Holdings Company Ltd.	14,600	452,534
Piramal Enterprises Ltd.	2,159	24,805
Ranbaxy Laboratories Ltd.	4,850	41,440	(a)
Richter Gedeon Nyrt	2,156	41,392
Roche Holding AG	27,404	8,173,611
Sanofi	46,759	4,966,679
Santen Pharmaceutical Company Ltd.	2,700	151,918
ScinoPharm Taiwan Ltd.	10,400	25,775
Shionogi & Company Ltd.	11,900	248,325
Shire PLC	22,951	1,793,393
Sihuan Pharmaceutical Holdings Group Ltd.	228,000	138,853
Sino Biopharmaceutical Ltd.	124,000	101,435
Sumitomo Dainippon Pharma Company Ltd.	6,100	70,150
Sun Pharmaceutical Industries Ltd.	23,014	263,066
Taisho Pharmaceutical Holdings Company Ltd.	1,300	94,832
Takeda Pharmaceutical Company Ltd.	31,700	1,470,394
Teva Pharmaceutical Industries Ltd.	34,162	1,807,360
Theravance Biopharma Inc.	810	25,823	(a)
UCB S.A.	5,208	440,881
Valeant Pharmaceuticals International Inc.	13,668	1,731,549	(a)
Yuhan Corp.	313	55,992
		51,894,975

Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	3,198	138,597	(a)
Fresnillo PLC	8,624	128,583
Impala Platinum Holdings Ltd.	21,829	219,301
Industrias Penoles SAB de C.V.	6,055	151,601
Northam Platinum Ltd.	8,512	36,404	(a)
		674,486

Property & Casualty Insurance—0.2%
Admiral Group PLC	8,319	220,333
Direct Line Insurance Group PLC	30,088	138,801
Dongbu Insurance Company Ltd.	1,830	94,050
Hyundai Marine & Fire Insurance Company Ltd.	2,720	77,557
Insurance Australia Group Ltd.	100,070	551,595
Intact Financial Corp.	5,931	409,710
MS&AD Insurance Group Holdings Inc.	19,300	466,187
NKSJ Holdings Inc.	13,000	350,072

People’s Insurance Company Group of China Ltd.	224,000	88,440
PICC Property & Casualty Company Ltd.	140,000	212,429
QBE Insurance Group Ltd.	50,715	520,318
RSA Insurance Group PLC	42,571	345,607
Samsung Fire & Marine Insurance Company Ltd.	1,377	350,442
Suncorp Group Ltd.	52,094	665,748
Tokio Marine Holdings Inc.	27,400	901,207
Tryg A/S	1,127	113,834
		5,506,330

Publishing—0.1%
Axel Springer SE	1,610	99,085
Lagardere SCA	4,450	144,915
Pearson PLC	32,552	642,305
Reed Elsevier N.V.	26,968	618,464
Reed Elsevier PLC	48,272	775,856
Singapore Press Holdings Ltd.	62,737	209,853
Thomson Reuters Corp.	15,288	557,610
Wolters Kluwer N.V.	11,537	341,507
		3,389,595

Railroads—0.3%
ALL America Latina Logistica S.A.	25,900	97,884
Asciano Ltd.	36,444	193,659
Aurizon Holdings Ltd.	79,572	374,018
BTS Group Holdings PCL NVDR	100,000	26,652
Canadian National Railway Co.	34,697	2,260,688
Canadian Pacific Railway Ltd.	6,873	1,247,355
Central Japan Railway Co.	6,000	855,831
East Japan Railway Co.	13,500	1,063,289
Hankyu Hanshin Holdings Inc.	44,000	251,044
Keikyu Corp.	19,000	170,673
Keio Corp.	23,000	180,722
Keisei Electric Railway Company Ltd.	10,000	99,600
Kintetsu Corp.	74,000	269,542
MTR Corporation Ltd.	63,500	244,976
Odakyu Electric Railway Company Ltd.	24,000	230,986
Tobu Railway Company Ltd.	40,000	209,269
Tokyu Corp.	44,000	311,850
West Japan Railway Co.	6,700	294,971
		8,383,009

Real Estate Development—0.1%
Agile Property Holdings Ltd.	52,000	36,633
Bumi Serpong Damai PT	185,500	23,236
Cheung Kong Holdings Ltd.	56,000	992,781
China Overseas Land & Investment Ltd.	172,000	417,220
China Resources Land Ltd.	80,000	146,574
China Vanke Company Ltd.	49,400	86,813	(a)
Country Garden Holdings Company Ltd.	170,000	67,120
Evergrande Real Estate Group Ltd.	257,000	100,143
Farglory Land Development Company Ltd.	13,862	18,872
Guangzhou R&F Properties Company Ltd.	33,600	41,402
Highwealth Construction Corp.	12,000	26,847
IOI Properties Group Bhd	63,949	50,187	(a)
Keppel Land Ltd.	31,000	84,049
Lippo Karawaci Tbk PT	744,500	60,289

Longfor Properties Company Ltd.	50,000	61,223
Ruentex Development Company Ltd.	24,578	44,533
Shimao Property Holdings Ltd.	51,500	94,889
Shui On Land Ltd.	136,666	33,327
Sino Land Company Ltd.	116,000	190,381
Sino-Ocean Land Holdings Ltd.	104,500	52,989
SOHO China Ltd.	76,000	59,522
Talaat Moustafa Group	36,052	42,859
UEM Sunrise Bhd	59,300	37,490
		2,769,379

Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	105,385
BR Malls Participacoes S.A.	17,200	146,709
BR Properties S.A.	11,700	70,653
Central Pattana PCL NVDR	44,200	66,733
Deutsche Wohnen AG	9,959	214,757
First Capital Realty Inc.	863	15,086
Global Logistic Properties Ltd.	142,000	307,544
Hulic Company Ltd.	10,000	131,780
Hysan Development Company Ltd.	26,000	122,111
IMMOFINANZ AG	43,610	154,048
Multiplan Empreendimentos Imobiliarios S.A.	3,200	74,479
NTT Urban Development Corp.	4,500	50,639
SM Prime Holdings Inc.	245,000	89,020
Swire Properties Ltd.	50,800	148,460
Swiss Prime Site AG	1,980	164,107
		1,861,511

Real Estate Services—0.0% *
Altisource Asset Management Corp.	49	35,430	(a)
Altisource Portfolio Solutions S.A.	503	57,634	(a)
		93,064

Regional Banks—0.1%
Bank of Queensland Ltd.	4,889	56,251
Bendigo and Adelaide Bank Ltd.	15,355	176,812
BS Financial Group Inc.	6,160	90,714
Chongqing Rural Commercial Bank	92,000	42,615
DGB Financial Group Inc.	5,020	75,166
First BanCorp	3,567	19,405	(a)
Fukuoka Financial Group Inc.	30,000	144,810
Hokuhoku Financial Group Inc.	34,000	72,494
Resona Holdings Inc.	90,600	527,654
Seven Bank Ltd.	22,000	89,907
Shinsei Bank Ltd.	64,000	144,040
Suruga Bank Ltd.	7,000	135,847
The Bank of Kyoto Ltd.	14,000	127,279
The Bank of Yokohama Ltd.	47,000	270,480
The Chiba Bank Ltd.	27,000	190,563
The Chugoku Bank Ltd.	7,000	107,655
The Gunma Bank Ltd.	14,000	82,780
The Hachijuni Bank Ltd.	15,000	92,839
The Hiroshima Bank Ltd.	19,000	90,775
The Iyo Bank Ltd.	11,000	111,189
The Joyo Bank Ltd.	25,000	133,261
The Shizuoka Bank Ltd.	21,000	226,988
Yamaguchi Financial Group Inc.	8,000	84,339
		3,093,863

Reinsurance—0.1%
Hannover Rueck SE	2,353	212,014
Muenchener Rueckversicherungs AG	7,212	1,598,651
RenaissanceRe Holdings Ltd.	1,143	122,301
SCOR SE	5,925	203,779
Swiss Re AG	13,710	1,219,801
Third Point Reinsurance Ltd.	1,947	29,711	(a)
		3,386,257

Renewable Electricity—0.0% *
China Longyuan Power Group Corp.	101,000	109,466
Enel Green Power S.p.A.	65,696	186,012
Energy Development Corp.	270,200	38,998
Tractebel Energia S.A.	6,100	91,330
		425,806

Research & Consulting Services—0.1%
ALS Ltd/Queensland	15,554	130,070
Bureau Veritas S.A.	8,532	236,786
Experian PLC	38,548	651,203
Intertek Group PLC	6,828	320,942
SGS S.A.	229	548,743
		1,887,744

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	73,999

Restaurants—0.1%
Compass Group PLC	69,956	1,216,476
Jollibee Foods Corp.	15,290	61,651
McDonald’s Holdings Company Japan Ltd.	2,600	73,017
Sodexo	3,708	398,783
Tim Hortons Inc.	6,144	336,690
Whitbread PLC	7,512	566,309
		2,652,926

Retail REITs—0.2%
CapitaMall Trust	109,000	172,683
CFS Retail Property Trust Group	82,684	159,204
Corio N.V.	2,712	138,500
Federation Centres Ltd.	53,686	126,172
Hammerson PLC	30,144	298,942
Intu Properties PLC	36,016	191,889
Japan Retail Fund Investment Corp.	77	173,147
Klepierre	3,685	187,762
RioCan Real Estate Investment Trust	5,179	132,787
Scentre Group	211,988	640,272	(a)
The Link REIT	102,000	548,801
Unibail-Rodamco SE	3,746	1,089,621
Westfield Corp.	77,064	520,069
		4,379,849

Security & Alarm Services—0.0% *
G4S PLC	64,223	280,239
S-1 Corp.	841	67,659
Secom Company Ltd.	8,100	494,931
Securitas AB	11,896	141,019
		983,848

Semiconductor Equipment—0.1%
Advantest Corp.	5,600	69,209
ASM Pacific Technology Ltd.	9,300	101,575
ASML Holding N.V.	14,036	1,306,975
GCL-Poly Energy Holdings Ltd.	394,000	131,158	(a)
Hanergy Solar Group Ltd.	456,000	70,015	(h)
Hermes Microvision Inc.	1,000	39,688
Tokyo Electron Ltd.	6,700	452,905
		2,171,525

Semiconductors—0.6%
Advanced Semiconductor Engineering Inc.	263,000	342,205
ARM Holdings PLC	50,928	767,168
Avago Technologies Ltd.	15,668	1,129,193
Epistar Corp.	31,000	76,830	(a)
Infineon Technologies AG	41,559	519,445
Inotera Memories Inc.	84,000	152,763	(a)
Kinsus Interconnect Technology Corp.	10,000	44,879
MediaTek Inc.	56,352	953,103
Novatek Microelectronics Corp.	22,000	108,313
Phison Electronics Corp.	5,000	40,274
Powertech Technology Inc.	27,000	48,831	(a)
Radiant Opto-Electronics Corp.	15,450	66,233
Realtek Semiconductor Corp.	16,160	51,200
Rohm Company Ltd.	3,600	206,466
Samsung Electronics Company Ltd.	4,357	5,692,779
Siliconware Precision Industries Co.	108,000	177,420
SK Hynix Inc.	21,170	1,015,817	(a)
STMicroelectronics N.V.	39,754	356,620
Taiwan Semiconductor Manufacturing Company Ltd.	978,000	4,143,513
Transcend Information Inc.	6,000	20,597
United Microelectronics Corp.	501,000	250,852
Vanguard International Semiconductor Corp.	19,000	30,513
		16,195,014

Silver—0.0% *
Silver Wheaton Corp.	14,644	386,052

Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	98,179
Coca-Cola Amatil Ltd.	23,185	207,015
Coca-Cola Femsa SAB de C.V.	16,500	187,461
Coca-Cola HBC AG	1,264	29,004	(a)
Coca-Cola HBC AG ADR	5,610	127,627	(a)
Coca-Cola Icecek AS	2,227	54,932
Fomento Economico Mexicano SAB de C.V.	81,900	767,422
Suntory Beverage & Food Ltd.	5,100	200,114
		1,671,754

Specialized Finance—0.1%
ASX Ltd.	8,294	279,000
BM&FBovespa S.A.	83,000	436,446
Chailease Holding Company Ltd.	28,600	71,936
Deutsche Boerse AG	7,728	599,719
Far East Horizon Ltd.	53,000	38,569
Hong Kong Exchanges and Clearing Ltd.	32,800	611,110
Japan Exchange Group Inc.	10,000	246,286

London Stock Exchange Group PLC	7,666	263,072
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	128,689
Power Finance Corporation Ltd.	10,821	55,144
Rural Electrification Corporation Ltd.	11,578	69,483
Singapore Exchange Ltd.	38,000	211,848
		3,011,302

Specialty Chemicals—0.2%
Akzo Nobel N.V.	9,743	730,345
Asian Paints Ltd.	10,450	103,032
Croda International PLC	5,451	205,142
Daicel Corp.	11,000	105,108
EMS-Chemie Holding AG	324	129,337
Givaudan S.A.	411	685,463
Hitachi Chemical Company Ltd.	4,000	66,176
Johnson Matthey PLC	8,428	446,729
JSR Corp.	6,700	114,946
Kansai Paint Company Ltd.	6,000	100,271
Koninklijke DSM N.V.	6,720	489,385
Nippon Paint Company Ltd.	2,000	42,328
Nitto Denko Corp.	7,000	328,010
Novozymes A/S	9,575	480,227
Shin-Etsu Chemical Company Ltd.	16,400	996,902
Sika AG	85	347,553
Umicore S.A.	4,697	218,200
		5,589,154

Specialty Stores—0.0% *
Folli Follie S.A.	1,860	74,107	(a)
JUMBO S.A.	4,127	67,580	(a)
Sanrio Company Ltd.	1,700	49,386
		191,073

Steel—0.2%
ArcelorMittal	45,689	677,472
CAP S.A.	2,624	37,194
China Steel Corp.	462,310	388,639
Cia Siderurgica Nacional S.A.	27,400	116,855
Daido Steel Company Ltd.	10,000	51,133
Eregli Demir ve Celik Fabrikalari TAS	89,602	160,162
Fortescue Metals Group Ltd.	77,832	319,559
Fosun International Ltd.	57,500	76,119
Hitachi Metals Ltd.	8,000	121,139
Hyundai Steel Co.	2,772	203,831
Jastrzebska Spolka Weglowa S.A.	1,318	20,399
JFE Holdings Inc.	20,300	419,005
Jindal Steel & Power Ltd.	13,806	73,822
JSW Steel Ltd.	2,896	59,610
Kobe Steel Ltd.	95,000	142,540
Kumba Iron Ore Ltd.	3,400	108,340
Maruichi Steel Tube Ltd.	1,600	42,959
Nippon Steel & Sumitomo Metal Corp.	288,000	921,100

POSCO	2,541	763,455
Severstal OAO GDR	7,140	91,910
Tata Steel Ltd.	11,358	99,454
ThyssenKrupp AG	18,141	528,796	(a)
Vale S.A.	45,500	603,611
Voestalpine AG	4,459	212,181
Yamato Kogyo Company Ltd.	1,400	41,044
		6,280,329

Systems Software—0.0% *
Oracle Corp Japan	1,400	61,221
Totvs S.A.	4,200	72,410
Trend Micro Inc.	4,000	131,682
		265,313

Technology Distributors—0.0% *
Synnex Technology International Corp.	48,000	80,863
WPG Holdings Ltd.	51,000	70,202
		151,065

Technology Hardware, Storage & Peripherals—0.3%
Acer Inc.	94,000	67,215	(a)
Advantech Company Ltd.	10,000	85,404
Asustek Computer Inc.	26,000	289,973
BlackBerry Ltd.	17,699	181,784	(a)
Brother Industries Ltd.	8,800	152,451
Canon Inc.	40,500	1,317,684
Catcher Technology Company Ltd.	28,000	261,170
Chicony Electronics Company Ltd.	17,170	46,349
Clevo Co.	19,000	33,790
Compal Electronics Inc.	158,000	129,118	(a)
Foxconn Technology Company Ltd.	50,400	122,210
HTC Corp.	30,000	138,656
Inventec Corp.	80,000	76,629
Konica Minolta Inc.	20,500	202,562
Lenovo Group Ltd.	272,000	369,201
Lite-On Technology Corp.	83,413	139,264
NEC Corp.	98,000	312,462
Nokia Oyj	148,403	1,123,619
Pegatron Corp.	59,000	112,633
Quanta Computer Inc.	112,000	326,345
Ricoh Company Ltd.	28,000	333,606
Seagate Technology PLC	20,327	1,154,980
Seiko Epson Corp.	5,000	212,724
Wistron Corp.	82,950	75,705
		7,265,534

Textiles—0.0% *
Eclat Textile Company Ltd.	5,000	60,620
Formosa Taffeta Company Ltd.	25,000	27,631
Ruentex Industries Ltd.	19,711	50,964
Shenzhou International Group Holdings Ltd.	16,000	54,811
		194,026

Thrifts & Mortgage Finance—0.0% *
Essent Group Ltd.	1,431	28,749	(a)
Housing Development Finance Corp.	60,658	995,418
LIC Housing Finance Ltd.	11,981	65,239
		1,089,406

Tires & Rubber—0.1%
Bridgestone Corp.	25,400	888,831
Cheng Shin Rubber Industry Company Ltd.	65,550	167,728
Cie Generale des Etablissements Michelin	7,444	889,350
Hankook Tire Company Ltd.	2,917	174,132
Nokian Renkaat Oyj	3,864	150,776
Pirelli & C. S.p.A.	8,788	141,016
Sumitomo Rubber Industries Ltd.	6,400	92,363
The Yokohama Rubber Company Ltd.	7,000	60,530
		2,564,726

Tobacco—0.3%
British American Tobacco Malaysia Bhd	4,300	87,768
British American Tobacco PLC	73,423	4,366,359
Gudang Garam Tbk PT	18,500	83,488
Imperial Tobacco Group PLC	37,731	1,696,726
ITC Ltd.	88,390	479,094
Japan Tobacco Inc.	42,400	1,545,661
KT&G Corp.	4,116	364,086
Souza Cruz S.A.	17,900	184,920
Swedish Match AB	8,173	283,626
		9,091,728

Trading Companies & Distributors—0.2%
Adani Enterprises Ltd.	8,457	63,964
Barloworld Ltd.	7,965	75,804
Brenntag AG	1,986	354,847
Bunzl PLC	12,822	355,602
Daewoo International Corp.	2,030	73,431
Finning International Inc.	6,330	177,334
ITOCHU Corp.	57,300	735,870
Marubeni Corp.	64,000	468,131
Mitsubishi Corp.	55,300	1,150,161
Mitsui & Company Ltd.	68,300	1,094,903
Noble Group Ltd.	208,000	228,581
Rexel S.A.	8,008	187,268
Samsung C&T Corp.	5,021	370,198
SK Networks Company Ltd.	6,600	70,122	(a)
Sumitomo Corp.	43,200	583,363
Toyota Tsusho Corp.	8,800	253,042
Travis Perkins PLC	10,064	281,866
Wolseley PLC	10,256	561,685
		7,086,172

Trucking—0.0% *
ComfortDelGro Corporation Ltd.	84,000	168,452
DSV A/S	7,775	253,446
Localiza Rent a Car S.A.	5,145	85,061
Nippon Express Company Ltd.	32,000	155,096
		662,055

Water Utilities—0.0% *
Aguas Andinas S.A.	77,578	48,871
Beijing Enterprises Water Group Ltd.	130,000	86,886
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	144,243
Cia de Saneamento de Minas Gerais-COPASA	2,100	38,587
Guangdong Investment Ltd.	92,000	105,766

Severn Trent PLC	9,568	316,072
United Utilities Group PLC	27,581	415,945
		1,156,370

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	43,600	295,548
America Movil SAB de C.V.	1,355,400	1,408,371
Axiata Group Bhd	97,600	211,857
Bharti Airtel Ltd.	24,134	134,624
China Mobile Ltd.	249,500	2,420,846
DiGi.Com Bhd	145,400	259,465
ENTEL Chile S.A.	4,152	51,069
Far EasTone Telecommunications Company Ltd.	58,000	132,092
Global Telecom Holding	98,792	71,157	(a)
Globe Telecom Inc.	1,235	45,269
Idea Cellular Ltd.	24,304	53,582
KDDI Corp.	21,700	1,323,570
Maxis Bhd	88,900	186,881
MegaFon OAO GDR	7,188	226,422
Millicom International Cellular S.A.	2,635	241,217
Mobile Telesystems OJSC ADR	26,406	521,254
MTN Group Ltd.	66,819	1,406,818
NTT DOCOMO Inc.	59,600	1,018,974
Philippine Long Distance Telephone Co.	1,645	112,606
Reliance Communications Ltd.	20,483	49,722
Rogers Communications Inc.	14,390	580,112
Sistema JSFC GDR	8,110	249,788
SK Telecom Company Ltd.	353	82,511
SoftBank Corp.	36,500	2,717,729
StarHub Ltd.	26,000	86,969
Taiwan Mobile Company Ltd.	62,000	191,868
Tele2 AB	11,746	138,274
Tim Participacoes S.A.	31,600	185,233
Turkcell Iletisim Hizmetleri AS	31,681	197,978	(a)
Vodacom Group Ltd.	15,462	191,045
Vodafone Group PLC	1,028,714	3,429,944
		18,222,795

Total Common Stock
(Cost $647,925,196)		747,264,642

Preferred Stock—0.4%

Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	158,927
Hyundai Motor Co.	666	99,722
Hyundai Motor Co.	1,448	228,978
Porsche Automobil Holding SE	6,315	657,888
Volkswagen AG	6,288	1,651,248
		2,796,763

Commodity Chemicals—0.0% *
Braskem S.A.	6,100	38,995
Fuchs Petrolub AG	2,446	110,582
LG Chem Ltd.	274	52,265
		201,842

Construction Materials—0.0% *
Grupo Argos S.A.	3,447	41,076

Diversified Banks—0.1%
Banco Bradesco S.A.	88,020	1,279,906
Banco Davivienda S.A.	2,995	48,309
Banco do Estado do Rio Grande do Sul S.A.	6,900	33,653
Bancolombia S.A.	12,485	182,651
Grupo Aval Acciones y Valores	57,961	41,626
Itau Unibanco Holding S.A.	109,527	1,588,666
Itausa—Investimentos Itau S.A.	140,224	552,854
		3,727,665

Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A.	8,100	38,587
Cia Energetica de Minas Gerais	28,508	208,756
Cia Paranaense de Energia	3,900	59,949
		307,292

Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A.	3,310	96,609

General Merchandise Stores—0.0% *
Lojas Americanas S.A.	19,625	125,544

Household Products—0.0% *
Henkel AG & Company KGaA	7,351	849,756

Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao	4,800	224,288

Integrated Oil & Gas—0.1%
Petroleo Brasileiro S.A.	169,700	1,331,207

Integrated Telecommunication Services—0.0% *
Oi S.A.	107,000	94,665
Telefonica Brasil S.A.	11,900	242,956
		337,621

Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	64,048

Paper Products—0.0% *
Suzano Papel e Celulose S.A.	9,200	35,020

Renewable Electricity—0.0% *
AES Tiete S.A.	3,800	33,516
Cia Energetica de Sao Paulo	5,900	74,416
		107,932

Semiconductors—0.0% *
Samsung Electronics Company Ltd.	846	886,302

Soft Drinks—0.0% *
Embotelladora Andina S.A.	7,865	29,547

Steel—0.1%
Bradespar S.A.	8,400	77,174
Gerdau S.A.	34,600	203,132
Metalurgica Gerdau S.A.	10,200	72,332
Usinas Siderurgicas de Minas Gerais S.A.	14,200	48,834	(a)
Vale S.A.	79,000	944,445
		1,345,917

Total Preferred Stock
(Cost $13,364,047)		12,508,429

Rights—0.0% *

Computer & Electronics Retail—0.0% *
Groupe Fnac	1	—	(**,a,h)

Diversified Banks—0.0% *
Public Bank Bhd	9,140	15,656	(a)

Integrated Oil & Gas—0.0% *
Repsol S.A.	34,572	23,525	(a)

Integrated Telecommunication Services—0.0% *
HKT Trust and HKT Ltd.	17,280	5,016	(a)

Paper Products—0.0% *
Empresas CMPC S.A.	2,470	535	(a)

Regional Banks—0.0% *
BS Financial Group Inc.	1,045	2,427	(a)

Total Rights
(Cost $22,760)		47,159

Total Foreign Equity
(Cost $661,312,003)		759,820,230

		Principal Amount	Fair Value
Bonds and Notes—29.3%
U.S. Treasuries—10.4%
U.S. Treasury Bonds
2.75%	11/15/42	$650,000	580,226
3.00%	05/15/42	11,700,000	11,034,562	(d)
3.38%	05/15/44	900,000	906,047
3.63%	08/15/43 - 02/15/44	1,740,000	1,836,712
3.75%	11/15/43	600,000	648,000
4.38%	11/15/39	8,100,000	9,699,750
4.50%	02/15/36	5,700,000	6,922,827
5.25%	02/15/29	500,000	640,938
5.38%	02/15/31	1,550,000	2,035,102
5.50%	08/15/28	3,750,000	4,905,469
6.38%	08/15/27	2,000,000	2,797,812
7.63%	02/15/25	1,000,000	1,476,875
7.88%	02/15/21	2,000,000	2,734,376
8.75%	05/15/20	5,000,000	6,940,625
9.00%	11/15/18	3,000,000	3,972,423

U.S. Treasury Notes
0.25%	07/31/15 - 05/15/16	34,250,000	34,230,172
0.63%	10/15/16 - 04/30/18	16,500,000	16,292,302
0.75%	12/31/17 - 03/31/18	10,000,000	9,863,752
0.88%	12/31/16 - 01/31/18	8,000,000	7,967,657
0.88%	02/28/17	12,750,000	12,796,818	(d)
1.00%	06/30/19	4,000,000	3,876,876
1.13%	12/31/19 - 03/31/20	23,800,000	22,970,145
1.25%	10/31/15 - 02/29/20	24,500,000	24,308,439
1.38%	07/31/18 - 02/28/19	5,000,000	4,971,874
1.50%	07/31/16	18,000,000	18,374,058
1.63%	04/30/19 - 11/15/22	5,500,000	5,283,124
1.75%	07/31/15 - 05/15/22	14,100,000	13,935,400
2.00%	07/31/20 - 02/15/23	7,600,000	7,562,162
2.13%	12/31/15 - 06/30/21	10,500,000	10,710,393

2.25%	03/31/21	800,000	808,625
2.38%	03/31/16 - 12/31/20	16,500,000	17,042,991
2.50%	08/15/23 - 05/15/24	2,500,000	2,500,157
2.75%	11/15/23 - 02/15/24	4,300,000	4,402,132
3.13%	05/15/19	5,300,000	5,683,837
3.25%	12/31/16	9,000,000	9,576,558
3.63%	02/15/21	700,000	770,438
4.50%	05/15/17	16,500,000	18,220,900
			309,280,554

U.S. Government Sponsored Agencies—0.1%
Federal Home Loan Banks
0.50%	11/20/15	3,000,000	3,006,750
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	917,826
			3,924,576

Agency Collateralized Mortgage Obligations—0.0% *
Federal Home Loan Mortgage Corp.
2.60%	10/25/23	150,000	153,423
3.06%	07/25/23	100,000	102,115	(e)
3.30%	04/25/23	100,000	103,968	(e)
3.40%	07/25/19	214,924	227,159
3.49%	01/25/24	300,000	315,319
4.25%	01/25/20	100,000	110,863
Federal National Mortgage Assoc.
2.68%	05/25/21	100,000	101,331
			1,114,178

Agency Mortgage Backed—9.5%
Federal Home Loan Mortgage Corp.
0.88%	10/14/16 - 03/07/18	5,000,000	4,990,958
1.25%	10/02/19	1,500,000	1,456,837
1.38%	05/01/20	1,500,000	1,459,059
1.76%	06/01/43	469,986	476,883	(e)
2.38%	01/13/22	2,100,000	2,095,867	(d)
2.47%	05/01/43	1,059,354	1,063,038	(e)
2.50%	07/01/28	295,079	299,833
2.51%	11/25/22	300,000	296,275
2.51%	08/01/43	393,309	394,327	(e)
3.00%	05/01/33 - 06/01/43	10,311,892	10,211,752
3.50%	10/01/42 - 07/01/43	1,253,181	1,290,634
5.00%	12/01/22 - 06/01/41	5,712,482	6,328,504
5.50%	01/01/38 - 04/01/39	1,025,616	1,152,100
6.00%	06/01/37 - 11/01/37	977,135	1,110,078	(d)
2.50%	TBA	5,800,000	5,854,857	(f)
3.00%	TBA	4,350,000	4,494,021	(f)
3.50%	TBA	8,950,000	9,228,764	(f)
4.00%	TBA	12,617,000	13,368,556	(f)
4.50%	TBA	2,800,000	3,030,392	(f)
Federal National Mortgage Assoc.
0.50%	09/28/15	6,000,000	6,020,022
0.75%	11/25/16	1,900,000	1,895,347
0.88%	12/20/17 - 05/21/18	6,900,000	6,839,780
1.92%	04/01/43	769,061	785,404	(e)
2.50%	02/01/28 - 09/01/28	6,450,597	6,561,076
3.00%	01/01/28 - 10/01/43	24,560,208	24,726,936
3.50%	10/01/42	14,403,485	14,849,770
4.00%	01/01/41 - 10/01/41	9,024,340	9,591,595
4.50%	10/01/39 - 04/01/41	16,136,804	17,489,736
4.50%	11/01/40	4,920,206	5,332,065	(d)
5.00%	12/01/39 - 06/01/41	12,908,497	14,440,043

5.50%	12/01/35 - 04/01/38	4,803,651	5,397,789
5.50%	08/01/37	2,192,482	2,460,668	(d)
6.00%	03/01/34 - 08/01/37	4,931,636	5,560,208
6.00%	03/01/35 - 06/01/35	513,965	584,616	(d)
6.63%	11/15/30	1,200,000	1,704,167
2.50%	TBA	2,434,000	2,440,742	(f)
3.00%	TBA	900,000	889,102	(f)
3.50%	TBA	11,050,000	11,606,157	(f)
4.00%	TBA	13,817,000	14,664,302	(f)
4.50%	TBA	2,600,000	2,759,656	(f)
5.50%	TBA	400,000	447,826	(f)
Government National Mortgage Assoc.
3.00%	10/15/42	6,354,906	6,415,315
3.50%	10/20/42	16,609,939	17,334,197
4.00%	12/20/40 - 08/15/41	9,963,696	10,675,554
4.50%	05/20/40	5,811,919	6,366,999
5.00%	08/15/41	5,881,694	6,567,903
3.00%	TBA	5,400,000	5,450,625	(f)
4.00%	TBA	1,200,000	1,284,187	(f)
4.50%	TBA	1,000,000	1,091,914	(f)
			280,836,436

Asset Backed—0.2%
AmeriCredit Automobile Receivables Trust 2012-2
3.38%	04/09/18	1,000,000	1,038,275
Capital Auto Receivables Asset Trust 2013-4
1.09%	03/20/18	400,000	401,310
Chase Issuance Trust 2012-A8
0.54%	10/16/17	1,000,000	1,000,810
Chase Issuance Trust 2014-A1
1.15%	01/15/19	1,000,000	1,002,931
Citibank Credit Card Issuance Trust 2007-A8
5.65%	09/20/19	1,000,000	1,135,778
Discover Card Execution Note Trust 2014-A3
1.22%	10/15/19	400,000	400,885
			4,979,989

Corporate Notes—7.9%
21st Century Fox America Inc.
6.65%	11/15/37	579,000	735,178
ABB Finance USA Inc.
1.63%	05/08/17	869,000	879,933	(d)
Abbey National Treasury Services PLC
3.05%	08/23/18	250,000	261,806
AbbVie Inc.
1.75%	11/06/17	875,000	879,772
4.40%	11/06/42	250,000	242,701
ACE INA Holdings Inc.
2.70%	03/13/23	250,000	242,298
Actavis Inc.
3.25%	10/01/22	1,000,000	982,476
Aetna Inc.
1.50%	11/15/17	713,000	715,700
2.75%	11/15/22	500,000	483,016
Aflac Inc.
2.65%	02/15/17	250,000	259,792
Agilent Technologies Inc.
5.50%	09/14/15	909,000	958,817	(d)
Agrium Inc.
6.75%	01/15/19	1,000,000	1,189,337
Air Lease Corp.
3.88%	04/01/21	200,000	204,000

Altria Group Inc.
4.25%	08/09/42	663,000	617,707
5.38%	01/31/44	70,000	76,673
Amazon.com Inc.
1.20%	11/29/17	373,000	370,753
America Movil SAB de C.V.
2.38%	09/08/16	1,000,000	1,028,230	(d)
3.13%	07/16/22	750,000	738,000
American Express Co.
7.00%	03/19/18	1,000,000	1,189,152
American International Group Inc.
4.88%	06/01/22	1,000,000	1,113,563
8.18%	05/15/68	250,000	344,375	(e)
American Tower Trust Corp. (REIT)
3.50%	01/31/23	500,000	490,320

Amgen Inc.
5.38%	05/15/43	817,000	901,543	(d)
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	557,337
Anheuser-Busch InBev Finance Inc.
3.70%	02/01/24	500,000	513,152
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	854,747
7.75%	01/15/19	500,000	617,717
Aon PLC
4.25%	12/12/42	250,000	237,448
Apache Corp.
5.10%	09/01/40	750,000	825,517
Apple Inc.
1.00%	05/03/18	250,000	244,489
Archer-Daniels-Midland Co.
4.02%	04/16/43	620,000	595,038
Arizona Public Service Co.
6.25%	08/01/16	273,000	303,369	(d)
Arrow Electronics Inc.
3.00%	03/01/18	250,000	258,475
AstraZeneca PLC
6.45%	09/15/37	250,000	324,468
AT&T Inc.
2.95%	05/15/16	844,000	877,202	(d)
4.35%	06/15/45	750,000	710,938
5.55%	08/15/41	954,000	1,069,674	(d)
Australia & New Zealand Banking Group Ltd.
0.90%	02/12/16	500,000	502,610
Autodesk Inc.
1.95%	12/15/17	888,000	897,296
Avon Products Inc.
4.60%	03/15/20	250,000	259,251
AXA S.A.
8.60%	12/15/30	100,000	134,375
Baidu Inc.
3.25%	08/06/18	205,000	211,799
Bank of America Corp.
1.50%	10/09/15	1,000,000	1,009,208
4.00%	04/01/24	350,000	357,186
5.42%	03/15/17	800,000	880,162
5.70%	01/24/22	1,321,000	1,532,866	(d)
5.75%	12/01/17	1,360,000	1,533,971	(d)
6.11%	01/29/37	250,000	288,409
Bank of Montreal
1.45%	04/09/18	500,000	495,457
Bank of Nova Scotia
0.75%	10/09/15	500,000	501,552
2.05%	10/30/18	250,000	251,137
Barclays Bank PLC
5.00%	09/22/16	1,000,000	1,086,951
Barrick Gold Corp.
6.95%	04/01/19	750,000	894,420
Baxter International Inc.
1.85%	06/15/18	500,000	500,765
BB&T Corp.
2.05%	06/19/18	350,000	353,852
2.15%	03/22/17	500,000	511,742
Berkshire Hathaway Energy Co.
6.13%	04/01/36	1,000,000	1,239,838	(d)

Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	958,847	(d)
3.00%	05/15/22	500,000	502,748	(d)
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	328,899
BNP Paribas S.A.
2.38%	09/14/17	750,000	768,001
2.40%	12/12/18	250,000	252,156
Boeing Capital Corp.
4.70%	10/27/19	250,000	282,753
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	257,809
Boston Scientific Corp.
2.65%	10/01/18	500,000	511,117
4.13%	10/01/23	100,000	103,916
BP Capital Markets PLC
2.25%	11/01/16	500,000	515,527	(d)
2.50%	11/06/22	500,000	477,163
BPCE S.A.
4.00%	04/15/24	250,000	255,213
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	464,842
British Telecommunications PLC
9.63%	12/15/30	250,000	398,188
Buckeye Partners LP
4.15%	07/01/23	250,000	257,669
Burlington Northern Santa Fe LLC
5.75%	05/01/40	750,000	896,185
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	257,703
Capital One Bank USA NA
2.30%	06/05/19	250,000	251,084
Capital One Financial Corp.
1.00%	11/06/15	1,000,000	1,002,742
Cardinal Health Inc.
3.20%	03/15/23	500,000	495,632
CareFusion Corp.
3.30%	03/01/23	250,000	241,270
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	608,381
Caterpillar Inc.
1.50%	06/26/17	1,073,000	1,085,185
Catholic Health Initiatives
1.60%	11/01/17	175,000	172,226
CBS Corp.
3.38%	03/01/22	250,000	250,553
Celgene Corp.
5.25%	08/15/43	220,000	239,087
Cenovus Energy Inc.
3.80%	09/15/23	250,000	257,714
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	263,761
CF Industries Inc.
3.45%	06/01/23	250,000	247,797
5.38%	03/15/44	200,000	214,449
Chevron Corp.
1.72%	06/24/18	750,000	755,890
2.43%	06/24/20	75,000	76,105
Cigna Corp.
2.75%	11/15/16	250,000	259,628	(d)
5.38%	02/15/42	250,000	285,179	(d)

Cisco Systems Inc.
2.90%	03/04/21	125,000	126,919
5.90%	02/15/39	500,000	610,344
Citigroup Inc.
1.30%	11/15/16	500,000	500,645
1.70%	07/25/16	500,000	506,572
3.88%	10/25/23	500,000	512,130
5.38%	08/09/20	1,000,000	1,145,940
5.88%	01/30/42	272,000	325,400
6.13%	08/25/36	347,000	397,384
Cliffs Natural Resources Inc.
3.95%	01/15/18	250,000	253,332
CNA Financial Corp.
5.88%	08/15/20	781,000	913,922	(d)
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	254,457
Comcast Corp.
4.25%	01/15/33	1,000,000	1,027,235
5.15%	03/01/20	500,000	572,975
Commonwealth Edison Co.
4.60%	08/15/43	250,000	268,471
4.70%	01/15/44	175,000	190,989
ConAgra Foods Inc.
1.30%	01/25/16	750,000	756,232
ConocoPhillips
6.50%	02/01/39	500,000	670,548
Consolidated Edison Company of New York Inc.
3.95%	03/01/43	250,000	238,437
Continental Resources Inc.
4.50%	04/15/23	250,000	267,047

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%	01/14/19	250,000	253,182
3.95%	11/09/22	500,000	508,314
4.63%	12/01/23	250,000	264,236
Corp Andina de Fomento
4.38%	06/15/22	250,000	265,143
COX Communications Inc.
4.70%	12/15/42	218,000	212,002	(g)
Credit Suisse
5.30%	08/13/19	500,000	571,975
Crown Castle Towers LLC
6.11%	01/15/40	326,000	383,710	(d,g)
CSX Corp.
4.10%	03/15/44	568,000	535,408
CVS Caremark Corp.
2.75%	12/01/22	500,000	482,940
DCP Midstream Operating LP
2.50%	12/01/17	873,000	898,049
DDR Corp. (REIT)
4.63%	07/15/22	626,000	669,849
Deere & Co.
3.90%	06/09/42	471,000	448,275
Delhaize Group S.A.
4.13%	04/10/19	500,000	525,054
Delphi Corp.
4.15%	03/15/24	150,000	155,751
DENTSPLY International Inc.
2.75%	08/15/16	725,000	750,848	(d)
4.13%	08/15/21	250,000	259,372	(d)
Deutsche Bank AG
3.25%	01/11/16	500,000	518,806
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	365,624
Devon Energy Corp.
2.25%	12/15/18	500,000	505,842
3.25%	05/15/22	500,000	503,667
Diageo Capital PLC
1.50%	05/11/17	500,000	505,724	(d)
Diageo Investment Corp.
2.88%	05/11/22	500,000	497,516	(d)
DIRECTV Holdings LLC
5.15%	03/15/42	500,000	525,066	(d)
Discover Bank
4.20%	08/08/23	350,000	369,329
Discovery Communications LLC
3.25%	04/01/23	325,000	319,009
Dominion Resources Inc.
1.95%	08/15/16	667,000	681,959	(d)
DTE Energy Co.
3.85%	12/01/23	250,000	260,608
Duke Energy Corp.
1.63%	08/15/17	884,000	891,754
3.05%	08/15/22	2,639,000	2,628,412
Eastman Chemical Co.
2.40%	06/01/17	500,000	514,767	(d)
Eaton Corp.
1.50%	11/02/17	500,000	500,620
eBay Inc.
1.35%	07/15/17	619,000	621,912
Ecolab Inc.
1.45%	12/08/17	750,000	750,960

Ecopetrol S.A.
7.63%	07/23/19	345,000	421,331	(d)
Eli Lilly & Co.
4.65%	06/15/44	350,000	369,660
EMC Corp.
1.88%	06/01/18	500,000	503,304
Emerson Electric Co.
2.63%	02/15/23	500,000	487,483
Enbridge Inc.
3.50%	06/10/24	65,000	64,750
Encana Corp.
3.90%	11/15/21	500,000	528,310
Energy Transfer Partners LP
6.50%	02/01/42	250,000	298,579
6.70%	07/01/18	701,000	820,792	(d)
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	167,475
Entergy Louisiana LLC
4.05%	09/01/23	250,000	266,218
Enterprise Products Operating LLC
3.90%	02/15/24	175,000	181,030
4.45%	02/15/43	442,000	433,579
EOG Resources Inc.
2.45%	04/01/20	175,000	176,354
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	243,829
European Bank for Reconstruction & Development
1.00%	02/16/17	500,000	502,084
European Investment Bank
1.00%	07/15/15	2,000,000	2,016,000
4.88%	01/17/17	2,040,000	2,249,245	(d)
Express Scripts Holding Co.
3.13%	05/15/16	500,000	520,912	(d)
4.75%	11/15/21	474,000	524,614
Exxon Mobil Corp.
3.18%	03/15/24	250,000	254,919
FedEx Corp.
2.70%	04/15/23	200,000	189,572
Fifth Third BanCorp
4.50%	06/01/18	500,000	545,550
Florida Power & Light Co.
4.13%	02/01/42	500,000	502,063
Ford Motor Co.
4.75%	01/15/43	800,000	808,791
France Telecom S.A.
9.00%	03/01/31	250,000	376,262
Freeport-McMoRan Inc.
3.10%	03/15/20	500,000	504,943
General Electric Capital Corp.
5.00%	01/08/16	750,000	799,578	(c)
5.50%	01/08/20	1,000,000	1,159,208	(c)
6.75%	03/15/32	1,250,000	1,648,949	(c)
General Electric Co.
5.25%	12/06/17	1,000,000	1,128,245	(c)
General Mills Inc.
3.65%	02/15/24	250,000	255,662
Genworth Holdings Inc.
6.52%	05/22/18	250,000	289,082
Georgia Power Co.
4.30%	03/15/42	472,000	473,519

Gilead Sciences Inc.
3.70%	04/01/24	500,000	513,050
4.80%	04/01/44	250,000	263,799
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	1,011,415
Glencore Finance Canada Ltd.
5.80%	11/15/16	751,275	826,657	(d,g)
Google Inc.
3.38%	02/25/24	225,000	230,288
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,109,496	(d)
Halliburton Co.
3.50%	08/01/23	900,000	923,000
HCP Inc. (REIT)
2.63%	02/01/20	500,000	500,260
Healthcare REIT Inc.
2.25%	03/15/18	500,000	507,665
5.13%	03/15/43	250,000	267,208
Hess Corp.
8.13%	02/15/19	500,000	628,982
Hewlett-Packard Co.
2.13%	09/13/15	750,000	763,219
6.00%	09/15/41	262,000	301,572
Honeywell International Inc.
3.35%	12/01/23	450,000	458,523
HSBC Bank USA NA
5.88%	11/01/34	500,000	601,806
HSBC Finance Corp.
6.68%	01/15/21	250,000	298,975
HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,136,279

HSBC USA Inc.
3.50%	06/23/24	250,000	250,710
Husky Energy Inc.
4.00%	04/15/24	100,000	103,886
Illinois Tool Works Inc.
3.50%	03/01/24	250,000	256,236
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	744,568
Ingersoll-Rand Global Holding Co. Ltd.
4.25%	06/15/23	200,000	210,400
Intel Corp.
1.35%	12/15/17	872,000	872,245
4.25%	12/15/42	186,000	182,242
Inter-American Development Bank
1.38%	10/18/16	1,500,000	1,525,090
International Business Machines Corp.
4.00%	06/20/42	750,000	720,703
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	209,745
Invesco Finance PLC
3.13%	11/30/22	500,000	495,934
Jabil Circuit Inc.
4.70%	09/15/22	223,000	225,788
Jefferies Group Inc.
5.13%	01/20/23	250,000	268,016
John Deere Capital Corp.
1.95%	12/13/18	500,000	501,377
Johnson & Johnson
4.38%	12/05/33	250,000	268,925
Johnson Controls Inc.
3.63%	07/02/24	80,000	80,352
JPMorgan Chase & Co.
1.10%	10/15/15	2,000,000	2,008,312
3.25%	09/23/22	436,000	437,990
3.38%	05/01/23	250,000	245,380
4.50%	01/24/22	703,000	770,305
6.30%	04/23/19	1,000,000	1,182,321
6.40%	05/15/38	500,000	634,671
Kellogg Co.
7.45%	04/01/31	150,000	194,357
KeyCorp
2.30%	12/13/18	170,000	171,982
KFW
2.00%	10/04/22	1,500,000	1,446,841
4.50%	07/16/18	1,567,000	1,756,145	(d)
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	219,797
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	748,947
3.50%	09/01/23	300,000	291,360
5.00%	08/15/42	442,000	439,352
Kinross Gold Corp.
6.88%	09/01/41	250,000	256,642
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	525,736
Kraft Foods Group Inc.
5.00%	06/04/42	500,000	534,548
L-3 Communications Corp.
5.20%	10/15/19	500,000	562,493
Laboratory Corp. of America Holdings
4.00%	11/01/23	200,000	202,646

Landwirtschaftliche Rentenbank
0.88%	09/12/17	500,000	497,162
Lincoln National Corp.
4.00%	09/01/23	200,000	207,756
4.20%	03/15/22	317,000	338,113
Lockheed Martin Corp.
4.25%	11/15/19	500,000	551,740
Loews Corp.
2.63%	05/15/23	400,000	377,608
Lorillard Tobacco Co.
3.75%	05/20/23	500,000	493,808
Lowe’s Companies Inc.
3.12%	04/15/22	750,000	761,293
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	298,939
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	521,915
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	263,122
McDonald’s Corp.
1.88%	05/29/19	500,000	503,040	(d)
3.70%	02/15/42	250,000	230,453
Medtronic Inc.
3.63%	03/15/24	200,000	205,138
4.50%	03/15/42	250,000	254,738
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	379,571
Merck & Company Inc.
2.40%	09/15/22	878,000	846,709
MetLife Inc.
1.76%	12/15/17	500,000	505,112
4.13%	08/13/42	250,000	243,302
6.50%	12/15/32	250,000	324,079
Microsoft Corp.
0.88%	11/15/17	1,000,000	992,530
3.75%	05/01/43	300,000	278,504
Mondelez International Inc.
5.38%	02/10/20	1,000,000	1,149,500
Monsanto Co.
4.20%	07/15/34	70,000	70,649	(f)
Moody’s Corp.
4.88%	02/15/24	250,000	267,599
Morgan Stanley
4.10%	05/22/23	250,000	253,603
4.75%	03/22/17	639,000	695,704
4.88%	11/01/22	250,000	268,355
5.50%	07/28/21	898,000	1,031,647
5.75%	01/25/21	473,000	549,449
6.63%	04/01/18	433,000	506,165
Murphy Oil Corp.
3.70%	12/01/22	500,000	497,627
Mylan Inc.
1.80%	06/24/16	250,000	253,540
National Australia Bank Ltd.
2.30%	07/25/18	500,000	509,364
NBCUniversal Media LLC
5.15%	04/30/20	750,000	860,658
NetApp Inc.
3.38%	06/15/21	210,000	210,349
Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	505,445

Newmont Mining Corp.
3.50%	03/15/22	250,000	241,036
Nexen Energy ULC
6.40%	05/15/37	500,000	601,670
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	1,706,000	1,743,010	(d)
Nisource Finance Corp.
3.85%	02/15/23	1,074,000	1,101,375
Noble Energy Inc.
8.25%	03/01/19	500,000	630,333
Nomura Holdings Inc.
2.00%	09/13/16	500,000	508,160
Norfolk Southern Corp.
2.90%	02/15/23	500,000	486,821
4.80%	08/15/43	250,000	265,975
Northeast Utilities
1.45%	05/01/18	250,000	245,500
Northrop Grumman Corp.
1.75%	06/01/18	750,000	746,343
Novartis Capital Corp.
2.40%	09/21/22	552,000	531,702
NYSE Euronext
2.00%	10/05/17	500,000	509,485
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	498,952
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	561,017
Omnicom Group Inc.
3.63%	05/01/22	500,000	514,385

ONEOK Partners LP
6.13%	02/01/41	562,000	663,692	(d)
Oracle Corp.
1.20%	10/15/17	1,000,000	998,662
3.63%	07/15/23	125,000	128,781
4.30%	07/08/34	500,000	499,800
Owens Corning
4.20%	12/15/22	250,000	256,710
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	755,631
PacifiCorp
6.25%	10/15/37	153,000	199,030
Pentair Finance S.A.
3.15%	09/15/22	500,000	488,790
PepsiCo Inc.
2.75%	03/01/23	250,000	244,398
7.90%	11/01/18	1,000,000	1,244,736
Petrobras Global Finance BV
4.38%	05/20/23	500,000	481,525
Petrobras International Finance Co.
3.50%	02/06/17	1,183,000	1,214,349	(d)
3.88%	01/27/16	420,000	433,041
Petrobras International Finance Co.—Pifco
6.75%	01/27/41	250,000	257,500
Petroleos Mexicanos
3.50%	07/18/18	500,000	525,500
5.50%	01/21/21 - 06/27/44	1,179,000	1,308,839
6.50%	06/02/41	167,000	194,138
Pfizer Inc.
4.30%	06/15/43	350,000	353,492
6.20%	03/15/19	1,000,000	1,187,105
Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,039,755	(d)
3.88%	08/21/42	442,000	410,832
Plains All American Pipeline LP
3.85%	10/15/23	500,000	513,604
Plains Exploration & Production Co.
6.63%	05/01/21	276,000	308,775
PNC Funding Corp.
2.70%	09/19/16	1,000,000	1,038,449
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	254,687
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	500,715
Praxair Inc.
0.75%	02/21/16	500,000	501,672
Pride International Inc.
6.88%	08/15/20	950,000	1,154,386	(d)
Principal Financial Group Inc.
1.85%	11/15/17	250,000	251,262
ProLogis LP (REIT)
4.25%	08/15/23	250,000	260,967
Prudential Financial Inc.
5.63%	05/12/41	475,000	554,106	(d)
7.38%	06/15/19	350,000	433,440
Public Service Company of Colorado
3.95%	03/15/43	250,000	244,533
Public Service Electric & Gas Co.
1.80%	06/01/19	250,000	247,729
2.38%	05/15/23	500,000	474,843

Quest Diagnostics Inc.
4.25%	04/01/24	250,000	254,572
Qwest Corp.
6.75%	12/01/21	500,000	578,870
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	536,825
Republic Services Inc.
5.50%	09/15/19	500,000	573,795
Reynolds American Inc.
3.25%	11/01/22	500,000	482,381
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	829,271
Rogers Communications Inc.
3.00%	03/15/23	250,000	240,577
Rowan Companies Inc.
5.40%	12/01/42	250,000	249,276
Royal Bank of Canada
0.80%	10/30/15	500,000	501,801
1.20%	09/19/18	500,000	498,719
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	588,735
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	523,206
Sanofi
1.25%	04/10/18	500,000	493,441
Santander Holdings USA Inc.
3.00%	09/24/15	438,000	449,886
Seagate HDD Cayman
3.75%	11/15/18	125,000	127,813	(g)
4.75%	06/01/23	250,000	251,875	(g)
Sempra Energy
4.05%	12/01/23	250,000	264,103
Shell International Finance BV
2.00%	11/15/18	225,000	228,118
4.38%	03/25/20	1,000,000	1,112,504
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	599,901
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	239,263
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	244,262
State Street Corp.
3.70%	11/20/23	275,000	285,245	(b)
Statoil ASA
2.45%	01/17/23	750,000	719,892
Sumitomo Mitsui Banking Corp.
2.50%	07/19/18	500,000	511,245
Suncor Energy Inc.
6.85%	06/01/39	250,000	332,443
SunTrust Banks Inc.
2.35%	11/01/18	350,000	354,475
Svensk Exportkredit AB
0.63%	05/31/16	500,000	500,535
Talisman Energy Inc.
5.50%	05/15/42	250,000	271,060
Target Corp.
4.00%	07/01/42	500,000	471,851
Teck Resources Ltd.
2.50%	02/01/18	1,000,000	1,018,575
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,159,388

The Allstate Corp.
5.75%	08/15/53	250,000	268,514	(e)
The Boeing Co.
0.95%	05/15/18	325,000	317,467
The Charles Schwab Corp.
2.20%	07/25/18	200,000	203,449
The Chubb Corp.
6.38%	03/29/67	250,000	277,813	(e)
The Coca-Cola Co.
1.15%	04/01/18	250,000	247,547
2.45%	11/01/20	500,000	502,634
3.30%	09/01/21	326,000	339,385
The Dow Chemical Co.
3.00%	11/15/22	437,000	429,798
4.38%	11/15/42	437,000	417,175
The Goldman Sachs Group Inc.
1.60%	11/23/15	2,000,000	2,020,752
5.75%	01/24/22	500,000	578,592
6.75%	10/01/37	700,000	842,124
The Hartford Financial Services Group Inc.
4.00%	10/15/17	500,000	539,532
The Home Depot Inc.
4.20%	04/01/43	250,000	244,683
4.40%	04/01/21	500,000	560,389
The Korea Development Bank
3.25%	03/09/16	897,000	930,742	(d)
The Kroger Co.
3.85%	08/01/23	500,000	513,732

The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,129,413
The Progressive Corp.
4.35%	04/25/44	100,000	101,426
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	436,562
The Toronto-Dominion Bank
2.63%	09/10/18	250,000	258,124
The Travelers Companies Inc.
5.35%	11/01/40	250,000	294,202
The Western Union Co.
2.88%	12/10/17	500,000	514,886
The Williams Companies Inc.
4.55%	06/24/24	45,000	45,446
Thermo Fisher Scientific Inc.
4.15%	02/01/24	25,000	26,144
Thomson Reuters Corp.
4.50%	05/23/43	150,000	142,556
Time Warner Cable Inc.
4.50%	09/15/42	500,000	486,741
6.75%	07/01/18	1,288,000	1,524,103	(d)
Time Warner Inc.
6.10%	07/15/40	1,000,000	1,173,830
Total Capital International S.A.
1.55%	06/28/17	1,000,000	1,014,319
2.75%	06/19/21	250,000	250,546
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	1,001,211
TransAlta Corp.
4.50%	11/15/22	873,000	884,752
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	508,781
Transocean Inc.
3.80%	10/15/22	438,000	433,499
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	80,626
U.S. Bancorp
3.44%	02/01/16	1,525,000	1,588,286
UBS AG
5.75%	04/25/18	1,000,000	1,146,541
Unilever Capital Corp.
2.20%	03/06/19	400,000	405,788
Union Pacific Corp.
4.75%	12/15/43	250,000	271,592
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	250,000	257,500	(h)
United Parcel Service Inc.
2.45%	10/01/22	875,000	849,049
United Technologies Corp.
1.80%	06/01/17	472,000	482,100	(d)
4.50%	06/01/42	708,000	741,534	(d)
UnitedHealth Group Inc.
0.85%	10/15/15	437,000	438,933
1.40%	10/15/17	437,000	438,657
6.88%	02/15/38	250,000	338,501
Vale Overseas Ltd.
6.88%	11/10/39	750,000	832,911
Valero Energy Corp.
6.63%	06/15/37	500,000	621,267
Ventas Realty LP (REIT)
2.00%	02/15/18	500,000	504,101

Verizon Communications Inc.
2.00%	11/01/16	1,350,000	1,378,255
3.85%	11/01/42	686,000	603,998
5.05%	03/15/34	250,000	266,817
5.15%	09/15/23	1,250,000	1,398,866
6.40%	09/15/33	500,000	612,469
6.55%	09/15/43	500,000	629,220
Verizon New York Inc.
7.38%	04/01/32	250,000	309,831
Viacom Inc.
2.50%	12/15/16	1,159,000	1,194,649	(d)
3.25%	03/15/23	200,000	197,439
5.85%	09/01/43	100,000	114,883
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	537,164
Vodafone Group PLC
2.50%	09/26/22	376,000	353,010
4.38%	02/19/43	250,000	238,419
Voya Financial Inc.
2.90%	02/15/18	250,000	259,060
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,661,430
Waste Management Inc.
2.90%	09/15/22	500,000	489,738
Weatherford International Ltd.
4.50%	04/15/22	250,000	265,814	(d)
5.95%	04/15/42	250,000	283,523	(d)
WellPoint Inc.
1.88%	01/15/18	602,000	606,226
3.30%	01/15/23	500,000	499,405
3.70%	08/15/21	237,000	247,137
Wells Fargo & Co.
1.50%	07/01/15 - 01/16/18	2,000,000	2,016,064
4.13%	08/15/23	250,000	259,701
5.38%	11/02/43	150,000	165,006
5.61%	01/15/44	569,000	651,878
Wells Fargo Bank NA
0.75%	07/20/15	500,000	502,075
Western Gas Partners LP
5.45%	04/01/44	150,000	165,231
Westpac Banking Corp.
1.13%	09/25/15	1,000,000	1,007,848
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	135,117
Williams Partners LP
5.80%	11/15/43	250,000	282,290
WPP Finance 2010
5.13%	09/07/42	441,000	456,061
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	256,945
Zoetis Inc.
4.70%	02/01/43	250,000	253,922
			235,584,942

Non-Agency Collateralized Mortgage Obligations—0.5%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	388,611	417,136	(d)
5.68%	07/10/46	440,000	478,780
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	219,068	243,937	(d,e)

Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	792,000	899,469	(d,e)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	980,000	1,024,409	(d,e)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	1,050,000	1,128,909	(d,e)
COMM 2013-CR11 Mortgage Trust
4.72%	10/10/46	1,000,000	1,099,160	(e)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	950,000	985,418
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	1,399,573	1,526,669
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
5.99%	06/15/49	870,000	956,711	(e)
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	795,901	(e)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	860,000	904,641
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	426,682	460,672	(e)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	1,055,000	1,145,070	(e)
Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	470,000	540,222	(e)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	810,000	862,843	(e)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	233,010	(e)
WF-RBS Commercial Mortgage Trust
2.88%	12/15/45	1,200,000	1,179,866
			14,882,823

Sovereign Bonds—0.4%
Government of Brazil
2.63%	01/05/23	750,000	692,625
5.88%	01/15/19	1,000,000	1,144,500
7.13%	01/20/37	500,000	632,500
Government of Chile
3.63%	10/30/42	350,000	307,125
Government of Colombia
4.38%	07/12/21	300,000	321,900	(d)
6.13%	01/18/41	250,000	299,375
Government of Italy
5.38%	06/15/33	250,000	295,098
Government of Mexico
4.75%	03/08/44	702,000	716,040	(d)
5.63%	01/15/17	1,000,000	1,110,000
5.75%	10/12/10	172,000	182,492	(d)
6.05%	01/11/40	130,000	157,560	(d)
3.50%	01/21/21	250,000	259,625
Government of Panama
6.70%	01/26/36	250,000	308,375
Government of Peru
6.55%	03/14/37	447,000	561,655	(d)
7.35%	07/21/25	100,000	132,500
Government of Philippines
4.00%	01/15/21	500,000	530,625
7.75%	01/14/31	500,000	690,625
Government of Poland
3.00%	03/17/23	147,000	142,811
5.00%	03/23/22	500,000	555,750
6.38%	07/15/19	74,000	87,690
Government of South Africa
6.25%	03/08/41	100,000	115,750	(d)
Government of Turkey
3.25%	03/23/23	500,000	461,000
4.88%	04/16/43	500,000	470,000
5.75%	03/22/24	250,000	273,125
6.75%	04/03/18	500,000	564,500
7.38%	02/05/25	500,000	607,500
Government of Uruguay
4.50%	08/14/24	500,000	530,500
			12,151,246

Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	369,054	(d)
Bay Area Toll Authority
6.26%	04/01/49	250,000	336,747
Chicago Transit Authority
6.90%	12/01/40	250,000	311,965
City of New York
5.97%	03/01/36	250,000	305,532
City Public Service Board of San Antonio
5.72%	02/01/41	200,000	249,338
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	218,114
Dallas Area Rapid Transit
5.02%	12/01/48	150,000	172,068
East Bay Municipal Utility District
5.87%	06/01/40	100,000	126,248

Los Angeles Department of Water & Power
6.57%	07/01/45	250,000	347,530
6.60%	07/01/50	90,000	125,753
Los Angeles Unified School District
5.76%	07/01/29	160,000	194,018
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	337,295
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	305,965
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	694,115	(d)
New York City Water & Sewer System
6.01%	06/15/42	250,000	323,032
North Texas Tollway Authority
6.72%	01/01/49	100,000	137,406
Port Authority of New York & New Jersey
4.46%	10/01/62	300,000	307,068
San Diego County Water Authority
6.14%	05/01/49	200,000	262,764
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	194,963	(d)
State Board of Administration Finance Corp.
3.00%	07/01/20	100,000	99,636
State of California
5.70%	11/01/21	705,000	843,829
7.55%	04/01/39	600,000	901,992
State of Illinois
5.10%	06/01/33	800,000	803,776
State of Texas
5.52%	04/01/39	200,000	249,148
Texas Transportation Commission
5.03%	04/01/26	100,000	116,479
University of California
4.60%	05/15/31	100,000	108,675
6.58%	05/15/49	100,000	130,834
University of Texas System
4.79%	08/15/46	125,000	141,606
			8,714,950

FNMA—0.0% *
Lehman TBA
5.50%	TBA	620,251	—	(**,h,i)

Total Bonds and Notes
(Cost $870,073,160)			871,469,694

Total Investments in Securities
(Cost $2,410,111,913)			2,813,921,884

Short-Term Investments—7.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class 0.00%
(Cost $225,434,925)			225,434,925	(j,k)

Total Investments
(Cost $2,635,546,838)			3,039,356,809

Liabilities in Excess of Other Assets, net—(2.4)%			(71,557,798)

NET ASSETS—100.0%			$2,967,799,011

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	September 2014	51	$5,020,695	$19,308
MSCI Emerging Market Mini Futures	September 2014	30	1,561,050	2,955
Russell 2000 Mini Index Futures	September 2014	15	1,785,450	35,109
S&P 500 Emini Index Futures	September 2014	183	17,864,460	218,942
S&P Mid 400 Emini Index Futures	September 2014	5	714,650	4,797

				$281,111

The Fund held the following TBA sale commitments as of June 30, 2014:

		Principal Amount	Fair Value

Agency Mortgage Backed
Federal National Mortgage Assoc. TBA 5.00%	TBA	$(500,000)	$(555,234	)(f)
Government National Mortgage Assoc. TBA 3.50%	TBA	(1,000,000)	(1,041,641	)(f)

Total Agency Mortgage Backed
(Cost $(1,580,156))			$(1,596,875)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.
(d)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2014.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to $1,802,057 or 0.06% of the net assets of the GE Investment Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.
(h)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.
(i)	Security is in default.
(j)	Coupon amount represents effective yield.
(k)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of June 30, 2014.
††	Security traded on different exchanges.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

The Fund was invested in the following countries at June 30, 2014:

Country	Percentage (based on Fair Value)
United States	72.72%
United Kingdom	4.00%
Japan	3.62%
Canada	2.21%
Switzerland	1.89%
France	1.87%
Germany	1.78%
Australia	1.47%
China	0.97%
South Korea	0.85%
Brazil	0.76%

Country	Percentage (based on Fair Value)
Spain	0.68%
Taiwan	0.64%
Netherlands	0.58%
Sweden	0.56%
Hong Kong	0.55%
Mexico	0.48%
Italy	0.46%
South Africa	0.40%
India	0.36%
Russian Federation	0.30%
Singapore	0.29%
Denmark	0.27%
Belgium	0.24%
Supranational	0.22%
Malaysia	0.20%
Norway	0.18%
Turkey	0.17%
Finland	0.15%
Indonesia	0.13%
Thailand	0.12%
Poland	0.11%
Ireland	0.11%
Israel	0.09%
Philippines	0.09%
Chile	0.09%
Colombia	0.08%
Austria	0.05%
Luxembourg	0.04%
Peru	0.04%
Greece	0.04%
Portugal	0.04%
New Zealand	0.02%
Uruguay	0.02%
Czech Republic	0.01%
Panama	0.01%
Egypt	0.01%
Hungary	0.01%
Bermuda	0.01%
Cayman Islands	0.01%
Puerto Rico	0.00%
Virgin Islands	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2014:

Industry	Domestic	Foreign	Total
Diversified Banks	1.77%	3.67%	5.44%
Pharmaceuticals	2.19%	1.74%	3.93%
Integrated Oil & Gas	1.62%	1.54%	3.16%
Technology Hardware, Storage & Peripherals	1.52%	0.25%	1.77%
Oil & Gas Exploration & Production	1.06%	0.47%	1.53%
Integrated Telecommunication Services	0.86%	0.64%	1.50%
Internet Software & Services	1.14%	0.22%	1.36%
Packaged Foods & Meats	0.54%	0.81%	1.35%
Semiconductors	0.72%	0.63%	1.35%
Industrial Conglomerates	0.86%	0.36%	1.22%
Aerospace & Defense	0.96%	0.25%	1.21%

Electric Utilities	0.66%	0.42%	1.08%
Automobile Manufacturers	0.24%	0.84%	1.08%
Biotechnology	0.90%	0.17%	1.07%
Systems Software	1.00%	0.03%	1.03%
Life & Health Insurance	0.38%	0.53%	0.91%
Healthcare Equipment	0.78%	0.12%	0.90%
Household Products	0.69%	0.16%	0.85%
Tobacco	0.53%	0.30%	0.83%
Oil & Gas Equipment & Services	0.67%	0.12%	0.79%
Industrial Machinery	0.31%	0.44%	0.75%
Data Processing & Outsourced Services	0.66%	0.09%	0.75%
Communications Equipment	0.62%	0.12%	0.74%
Soft Drinks	0.67%	0.06%	0.73%
Multi-Utilities	0.47%	0.25%	0.72%
IT Consulting & Other Services	0.53%	0.17%	0.70%

Diversified Metals & Mining	0.09%	0.60%	0.69%
Regional Banks	0.43%	0.24%	0.67%
Multi-Line Insurance	0.25%	0.39%	0.64%
Movies & Entertainment	0.62%	0.01%	0.63%
Railroads	0.35%	0.27%	0.62%
Cable & Satellite	0.46%	0.15%	0.61%
Multi-Sector Holdings	0.49%	0.11%	0.60%
Wireless Telecommunication Services	0.00%	0.60%	0.60%
Restaurants	0.44%	0.14%	0.58%
Asset Management & Custody Banks	0.48%	0.09%	0.57%
Property & Casualty Insurance	0.31%	0.21%	0.52%
Hypermarkets & Super Centers	0.35%	0.16%	0.51%
Diversified Chemicals	0.30%	0.20%	0.50%
Internet Retail	0.47%	0.03%	0.50%
Apparel, Accessories & Luxury Goods	0.14%	0.34%	0.48%
Application Software	0.26%	0.22%	0.48%
Specialty Chemicals	0.26%	0.20%	0.46%
Food Retail	0.10%	0.35%	0.45%
Investment Banking & Brokerage	0.31%	0.13%	0.44%
Electrical Components & Equipment	0.27%	0.14%	0.41%
Managed Healthcare	0.38%	0.02%	0.40%
Construction Machinery & Heavy Trucks	0.27%	0.12%	0.39%
Consumer Finance	0.36%	0.02%	0.38%
Oil & Gas Storage & Transportation	0.23%	0.15%	0.38%
Retail REITs	0.20%	0.17%	0.37%
Air Freight & Logistics	0.28%	0.08%	0.36%
Auto Parts & Equipment	0.14%	0.22%	0.36%
Oil & Gas Refining & Marketing	0.22%	0.13%	0.35%
Home Improvement Retail	0.33%	0.02%	0.35%
Apparel Retail	0.18%	0.17%	0.35%
Brewers	0.02%	0.33%	0.35%
Fertilizers & Agricultural Chemicals	0.19%	0.15%	0.34%
Trading Companies & Distributors	0.08%	0.25%	0.33%
Steel	0.06%	0.27%	0.33%
Drug Retail	0.31%	0.01%	0.32%
Diversified Real Estate Activities	0.00%	0.30%	0.30%
Specialized Finance	0.18%	0.11%	0.29%
Construction & Engineering	0.06%	0.23%	0.29%
Electronic Components	0.10%	0.19%	0.29%
Industrial Gases	0.16%	0.11%	0.27%
Healthcare Services	0.20%	0.07%	0.27%
Specialized REITs	0.26%	0.00%	0.26%
Commodity Chemicals	0.08%	0.17%	0.25%
Construction Materials	0.03%	0.20%	0.23%
Diversified Capital Markets	0.00%	0.22%	0.22%
Distillers & Vintners	0.06%	0.15%	0.21%
Healthcare Distributors	0.19%	0.02%	0.21%
Life Sciences Tools & Services	0.18%	0.03%	0.21%
Semiconductor Equipment	0.11%	0.09%	0.20%
Oil & Gas Drilling	0.10%	0.10%	0.20%
Broadcasting	0.12%	0.07%	0.19%
Gas Utilities	0.03%	0.16%	0.19%
Personal Products	0.05%	0.14%	0.19%
General Merchandise Stores	0.15%	0.03%	0.18%
Department Stores	0.08%	0.10%	0.18%
Casinos & Gaming	0.03%	0.15%	0.18%
Diversified REITs	0.06%	0.11%	0.17%
Building Products	0.03%	0.14%	0.17%
Airlines	0.13%	0.04%	0.17%
Gold	0.03%	0.14%	0.17%
Hotels, Resorts & Cruise Lines	0.11%	0.06%	0.17%

Publishing	0.04%	0.12%	0.16%
Electronic Equipment & Instruments	0.02%	0.14%	0.16%
Residential REITs	0.14%	0.01%	0.15%
Footwear	0.12%	0.02%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Advertising	0.06%	0.08%	0.14%
Research & Consulting Services	0.06%	0.08%	0.14%
Reinsurance	0.03%	0.11%	0.14%
Automotive Retail	0.11%	0.02%	0.13%
Other Diversified Financial Services	0.00%	0.13%	0.13%
Electronic Manufacturing Services	0.02%	0.11%	0.13%
Heavy Electrical Equipment	0.00%	0.13%	0.13%
Insurance Brokers	0.12%	0.00%	0.12%
Consumer Electronics	0.02%	0.10%	0.12%
Office REITs	0.07%	0.04%	0.11%
Agricultural & Farm Machinery	0.07%	0.03%	0.10%
Environmental & Facilities Services	0.09%	0.02%	0.11%
Specialty Stores	0.08%	0.02%	0.10%
Agricultural Products	0.07%	0.03%	0.10%
Tires & Rubber	0.02%	0.08%	0.10%
Thrifts & Mortgage Finance	0.03%	0.07%	0.10%
Home Building	0.05%	0.05%	0.10%
Paper Products	0.04%	0.05%	0.09%
Leisure Products	0.06%	0.03%	0.09%
Independent Power Producers & Energy Traders	0.05%	0.04%	0.09%
Real Estate Development	0.00%	0.09%	0.09%
Diversified Support Services	0.03%	0.06%	0.09%
Paper Packaging	0.07%	0.02%	0.09%
Security & Alarm Services	0.05%	0.04%	0.09%
Healthcare Supplies	0.02%	0.07%	0.09%
Human Resource & Employment Services	0.03%	0.06%	0.09%
Industrial REITs	0.04%	0.04%	0.08%
Coal & Consumable Fuels	0.03%	0.05%	0.08%
Healthcare Facilities	0.02%	0.05%	0.07%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Highways & Railtracks	0.00%	0.07%	0.07%
Marine	0.01%	0.06%	0.07%
Trucking	0.02%	0.04%	0.06%
Real Estate Operating Companies	0.00%	0.06%	0.06%
Food Distributors	0.05%	0.01%	0.06%
Aluminum	0.04%	0.02%	0.06%
Home Entertainment Software	0.02%	0.04%	0.06%
Household Appliances	0.02%	0.03%	0.05%
Metal & Glass Containers	0.03%	0.02%	0.05%
Distributors	0.04%	0.01%	0.05%
Healthcare Technology	0.03%	0.02%	0.05%
Education Services	0.01%	0.04%	0.05%
Water Utilities	0.00%	0.05%	0.05%
Motorcycle Manufacturers	0.03%	0.02%	0.05%
Home Furnishings	0.03%	0.01%	0.04%
Home Furnishing Retail	0.03%	0.01%	0.04%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Alternative Carriers	0.01%	0.03%	0.04%
Office Services & Supplies	0.01%	0.03%	0.04%
Specialized Consumer Services	0.03%	0.00%	0.03%
Technology Distributors	0.02%	0.01%	0.03%
Airport Services	0.00%	0.03%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Commercial Printing	0.01%	0.02%	0.03%

Precious Metals & Minerals	0.00%	0.02%	0.02%
Leisure Facilities	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Silver	0.00%	0.02%	0.02%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00	%***

			63.91%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.17%
Agency Mortgage Backed	9.24%
Corporate Notes	7.75%
Non-Agency Collateralized Mortgage Obligations	0.49%
Sovereign Bonds	0.40%
Municipal Bonds and Notes	0.29%
Asset Backed	0.16%
U.S. Government Sponsored Agencies	0.13%
Agency Collateralized Mortgage Obligations	0.04%

28.67%

Short-Term Investments
Short-Term Investments	7.42%

7.42%

100.00%

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to Closed-End Management Investment Companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

During the reporting period, there have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report included in Item 1 of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Applicable only to an annual filing.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/s/ Jeanne M. LaPorta
Jeanne M. LaPorta
President, GE Investments Funds, Inc.

Date:	August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. LaPorta
Jeanne M. LaPorta
President, GE Investments Funds, Inc.

Date:	August 18, 2014

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date:	August 18, 2014